STATEMENT OF ADDITIONAL INFORMATION


                                  JULY 1, 2005

         Individual Single Premium Immediate Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                   Account-9

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated July 1, 2005. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-243-6295, TDD 1-800-238-3035.

                                TABLE OF CONTENTS
                                                                            PAGE
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Annuity Payments...............................................................2
Financial Statements...........................................................3

GENERAL INFORMATION AND HISTORY

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $157 billion as of December 31, 2004.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract/commutation value.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the investment options. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the investment options. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay Nationwide an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the mutual funds it offers in the contracts. What is actually received depends upon many factors, including but not limited to the type of fund, (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company. Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

Distribution, Promotional and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed up to 0.60% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more that what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-9 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 consolidated financial statements of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2004, 2003 and 2002, no underwriting commissions were paid by Nationwide to NISC.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
 Contract Owners of Nationwide Variable Account-9:

        We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

                          NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    AIM VIF - Balanced Fund - Series I Shares (AIMBal)
         71,363 shares (cost $666,404) .......................................................   $        755,732
    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         724,688 shares (cost $6,256,797) ....................................................          8,522,335
    AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
         68,279 shares (cost $394,280) .......................................................            469,079
    AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
         7,830 shares (cost $149,230) ........................................................            177,663
    AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         72,624 shares (cost $1,268,340) .....................................................          1,634,030
    AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
         14,479 shares (cost $190,551) .......................................................            210,953
    AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
         7,395 shares (cost $136,012) ........................................................            167,116
    AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         21,764 shares (cost $388,361) .......................................................            463,574
    AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         89,767 shares (cost $1,570,067) .....................................................          1,901,260
    Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
         194,456 shares (cost $3,688,025) ....................................................          4,641,667
    Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
         174,532 shares (cost $3,212,296) ....................................................          4,033,434
    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AISmCapValB)
         385,288 shares (cost $4,380,526) ....................................................          6,468,985
    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         34,391,155 shares (cost $211,279,331) ...............................................        251,743,260
    American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
         711,343 shares (cost $3,913,287) ....................................................          5,192,802
    American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
         5,470,910 shares (cost $56,811,496) .................................................         57,718,099
    American Century VP - International Fund - Class I (ACVPInt)
         15,360,799 shares (cost $98,281,704) ................................................        112,901,872
    American Century VP - International Fund - Class III (ACVPInt3)
         9,087,511 shares (cost $51,486,213) .................................................         66,884,081
    American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra)
         1,754,396 shares (cost $15,839,665) .................................................         17,824,659
    American Century VP - Ultra/(R)/ Fund - Class II (ACVPUltra2)
         328,002 shares (cost $2,607,607) ....................................................          3,322,658
    American Century VP - Value Fund - Class I (ACVPVal)
         61,943,123 shares (cost $428,941,490) ...............................................        542,002,328
    American Century VP - Value Fund - Class II (ACVPVal2)
         1,028,016 shares (cost $6,650,630) ..................................................          8,984,861
    BB&T VIF - Capital Manager Equity Fund (BBTCapMgr)
         194,091 shares (cost $1,607,642) ....................................................          1,938,972
    BB&T VIF - Large Cap Value Fund (BBTLgCapV)
         294,947 shares (cost $3,142,419) ....................................................          3,937,541

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
         186,346 shares (cost $1,533,452) ....................................................   $      1,889,547
    BB&T VIF - Mid Cap Growth Fund (BBTMdCapGr)
         218,857 shares (cost $2,193,858) ....................................................          2,998,337
    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         357,498 shares (cost $3,341,919) ....................................................          3,986,099
    Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         929,232 shares (cost $7,994,438) ....................................................          9,338,775
    Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         1,119,714 shares (cost $13,552,385) .................................................         15,004,171
    Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)
         68,408 shares (cost $1,203,942) .....................................................          1,563,132
    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         4,287,419 shares (cost $58,937,603) .................................................         66,840,863
    Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)
         16,990 shares (cost $357,667) .......................................................            425,764
    Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         5,374,101 shares (cost $158,085,399) ................................................        135,266,120
    Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         34,592,476 shares (cost $1,078,726,269) .............................................      1,068,561,575
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         4,582,771 shares (cost $152,394,061) ................................................        162,963,319
    Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
         104,822 shares (cost $3,174,312) ....................................................          3,716,983
    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
         10,724 shares (cost $325,585) .......................................................            445,580
    Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
         27,399 shares (cost $293,431) .......................................................            434,274
    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         35,369 shares (cost $563,096) .......................................................            727,884
    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         216,178 shares (cost $1,001,842) ....................................................          1,258,158
    Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
         758,961 shares (cost $5,703,077) ....................................................          6,200,711
    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         31,091,528 shares (cost $353,408,053) ...............................................        362,838,125
    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         985,501 shares (cost $11,519,046) ...................................................         11,461,373
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         35,396,657 shares (cost $773,557,807) ...............................................        894,827,497
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         667,297 shares (cost $12,564,955) ...................................................         16,742,492
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
         19,266,724 shares (cost $664,321,573) ...............................................        614,223,156
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         192,569 shares (cost $4,867,680) ....................................................          6,092,870
    Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
         39,908,095 shares (cost $263,542,885) ...............................................        278,159,427
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         3,804,170 shares (cost $52,979,005) .................................................         66,344,734
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         491,956 shares (cost $5,820,857) ....................................................          8,510,844

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         4,854,748 shares (cost $65,232,957) .................................................   $     84,618,260
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
         29,021,043 shares (cost $643,301,579) ...............................................        769,928,275
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 (FidVIPCon2)
         579,570 shares (cost $11,149,906) ...................................................         15,271,674
    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS)
         2,356,910 shares (cost $30,759,411) .................................................         31,064,069
    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         5,494,701 shares (cost $96,688,484) .................................................         88,189,955
    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         356,180 shares (cost $6,898,409) ....................................................         10,642,656
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         4,234,944 shares (cost $55,509,503) .................................................         59,670,355
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
         206,773 shares (cost $2,292,842) ....................................................          2,923,769
    First Horizon Capital Appreciation Portfolio (FHCapAp)
         96,294 shares (cost $975,712) .......................................................          1,272,047
    First Horizon Core Equity Portfolio (FHCoreEq)
         229,052 shares (cost $1,966,940) ....................................................          2,281,355
    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2 (FrVIPRisDiv2)
         27,406 shares (cost $450,075) .......................................................            479,884
    Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2 (FrVIPSmCapV2)
         14,893 shares (cost $216,100) .......................................................            233,074
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
         7,273 shares (cost $91,172) .........................................................            104,374
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)
         2,846 shares (cost $38,577) .........................................................             40,841
    Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         8,544,040 shares (cost $76,948,182) .................................................         98,512,788
    Gartmore GVIT Dreyfus International Value Fund - Class II (GVITIntVal2)
         280 shares (cost $3,763) ............................................................              4,345
    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
         2,258,380 shares (cost $31,123,520) .................................................         35,095,231
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         18,662,387 shares (cost $243,006,261) ...............................................        309,795,623
    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         345,795 shares (cost $2,914,359) ....................................................          3,744,964
    Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         4,197,654 shares (cost $42,956,832) .................................................         45,460,591
    Gartmore GVIT Emerging Markets Fund - Class VI (GVITEmMrkts6)
         14,376 shares (cost $144,816) .......................................................            155,694
    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         26,452,523 shares (cost $207,746,587) ...............................................        216,910,687
    Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
         3,460 shares (cost $40,747) .........................................................             44,354
    Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
         706,247 shares (cost $8,591,318) ....................................................          9,061,150
    Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         9,792 shares (cost $102,332) ........................................................            104,679
    Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
         2,756,590 shares (cost $28,637,625) .................................................         29,523,075

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         837,668 shares (cost $3,295,822) ....................................................   $      3,241,774
    Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         3,810,963 shares (cost $14,582,690) .................................................         14,862,754
    Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
         6,845 shares (cost $65,305) .........................................................             77,076
    Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
         1,747,095 shares (cost $17,472,702) .................................................         19,707,234
    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         56,103,242 shares (cost $678,124,170) ...............................................        651,919,678
    Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2)
         1,521,786 shares (cost $18,587,594) .................................................         17,637,503
    Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         8,240,080 shares (cost $73,105,463) .................................................         88,663,265
    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
         5,823,420 shares (cost $60,568,071) .................................................         67,085,795
    Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
         10,548,294 shares (cost $105,849,249) ...............................................        110,229,673
    Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
         37,253,862 shares (cost $359,403,180) ...............................................        419,478,483
    Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
         19,118,557 shares (cost $184,324,584) ...............................................        220,245,776
    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
         16,556,044 shares (cost $162,083,999) ...............................................        180,626,436
    Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         162,392 shares (cost $941,850) ......................................................          1,162,731
    Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         1,088,118 shares (cost $6,514,065) ..................................................          7,801,807
    Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
         36,899 shares (cost $524,329) .......................................................            573,787
    Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         15,895,834 shares (cost $151,748,290) ...............................................        158,640,419
    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         3,928,696 shares (cost $76,818,898) .................................................         97,195,931
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         536,360,525 shares (cost $536,360,525) ...............................................        536,360,525
    Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund)
         38,552,990 shares (cost $472,593,036) ...............................................        429,094,785
    Gartmore GVIT Nationwide/(R)/ Fund - Class II (GVITNWFund2)
         221,419 shares (cost $1,904,255) ....................................................          2,462,178
    Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I (GVITLead)
         275 shares (cost $3,286) ............................................................              3,784
    Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III (GVITLead3)
         498,336 shares (cost $5,387,141) ....................................................          6,877,041
    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         6,818,432 shares (cost $88,379,330) .................................................        100,299,136
    Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         147,886 shares (cost $1,566,602) ....................................................          2,160,615
    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         37,369,085 shares (cost $343,723,538) ...............................................        471,597,849
    Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         288,181 shares (cost $2,605,680) ....................................................          3,616,675

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         15,212,378 shares (cost $272,679,087) ................................................  $    349,276,201
    Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         213,008 shares (cost $3,677,048) ....................................................          4,856,572
    Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         20,992 shares (cost $216,492) .......................................................            242,670
    Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
         2,085,142 shares (cost $22,295,130) .................................................         24,229,347
    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
         17,819,749 shares (cost $167,254,111) ...............................................        178,197,486
    Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         2,119,115 shares (cost $14,342,523) .................................................         22,844,058
    Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)
         646,630 shares (cost $5,838,174) ....................................................          6,970,667
    Janus AS - Balanced Portfolio - Service Shares (JanBal)
         3,438 shares (cost $82,680) .........................................................             86,775
    Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         9,869,785 shares (cost $189,774,600) ................................................        240,724,045
    Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         5,776,075 shares (cost $16,501,643) .................................................         20,909,392
    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         14,499,656 shares (cost $56,366,249) ................................................         51,473,778
    Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         2,201,407 shares (cost $41,975,074) .................................................         59,658,138
    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         4,572,523 shares (cost $102,359,568) ................................................        123,183,781
    Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)
         370,654 shares (cost $4,907,668) ....................................................          5,037,186
    JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)
         946,522 shares (cost $22,878,742) ...................................................         24,533,838
    MFS/(R)/ VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
         23,598 shares (cost $199,359) .......................................................            220,408
    MFS/(R)/ VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         648,250 shares (cost $3,182,769) ....................................................          4,537,753
    MFS/(R)/ VIT - New Discovery Series - Service Class (MFSNewDiscS)
         139,252 shares (cost $1,617,559) ....................................................          2,048,392
    MFS/(R)/ VIT - Value Series - Service Class (MFSValS)
         318,464 shares (cost $2,934,962) ....................................................          3,843,861
    Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFasc)
         133,571 shares (cost $1,486,450) ....................................................          1,847,280
    Neuberger Berman AMT - Focus Portfolio - S Class (NBAMTFocus)
         49,187 shares (cost $827,287) .......................................................            963,087
    Neuberger Berman AMT - Guardian Portfolio - I Class (NBAMTGuard)
         7,105,696 shares (cost $89,339,520) .................................................        114,899,096
    Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/ - I Class (NBAMTLMat)
         3,267,909 shares (cost $43,263,023) .................................................         41,894,590
    Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class (NBAMTMCGr)
         10,492,230 shares (cost $138,295,741) ...............................................        187,076,469
    Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class (NBAMTPart)
         7,119,704 shares (cost $95,663,290) .................................................        130,432,974
    Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)
         103,808 shares (cost $1,349,991) ....................................................          1,452,279

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         4,904,397 shares (cost $162,184,913) ................................................   $    215,646,347
    Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         13,092,532 shares (cost $425,296,334) ...............................................        484,292,731
    Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         210,129 shares (cost $5,909,518) ....................................................          7,718,051
    Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3)
         6,037,386 shares (cost $137,250,620) ................................................        179,008,480
    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         6,530,294 shares (cost $111,905,305) ................................................        192,708,978
    Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         241,887 shares (cost $4,167,989) ....................................................          7,094,559
    Oppenheimer High Income Fund/VA - Service Class (OppHighIncS)
         11,615 shares (cost $97,701) ........................................................            101,748
    Oppenheimer Main Street Fund/(R)/ /VA - Initial Class (OppMSFund)
         18,451,760 shares (cost $359,091,229) ...............................................        384,534,693
    Oppenheimer Main Street Fund/(R)/ /VA - Service Class (OppMSFundS)
         445,480 shares (cost $7,085,160) ....................................................          9,221,428
    Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Service Class (OppMSSmCapS)
         3,078 shares (cost $41,728) .........................................................             49,153
    Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         946,770 shares (cost $4,493,329) ....................................................          5,008,412
    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc)
         735 shares (cost $16,449) ...........................................................             18,689
    Strong Opportunity Fund II, Inc. - Investor Class (StOpp2)
         9,848,015 shares (cost $171,011,223) ................................................        221,087,938
    Van Eck WIT - Worldwide Emerging Markets Fund - Class R1 (VEWrldEMktR1)
         753,835 shares (cost $9,642,856) ....................................................         11,465,832
    Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class (VEWrldEMkt)
         2,600,818 shares (cost $30,243,428) .................................................         39,558,443
    Van Eck WIT - Worldwide Hard Assets Fund - Class R1 (VEWrldHAsR1)
         769,986 shares (cost $12,563,236) ...................................................         14,136,947
    Van Eck WIT - Worldwide Hard Assets Fund - Initial Class (VEWrldHAs)
         1,481,334 shares (cost $21,737,529) .................................................         27,197,281
    Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         1,409,222 shares (cost $13,550,861) .................................................         19,292,255
    Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)
         110,918 shares (cost $2,288,160) ....................................................          2,866,129
    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
         25,328 shares (cost $293,418) .......................................................            291,520
    Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)
         4,454,678 shares (cost 38,771,531) ...................................................        39,602,085
    Van Kampen UIF - Mid Cap Growth Portfolio - Class I (VKMidCapG)
         2,487,628 shares (cost $20,403,920) .................................................         25,771,827
    Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)
         15,974,474 shares (cost $216,843,695) ...............................................        327,157,234
    Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
         1,637,136 shares (cost $15,885,493) .................................................         17,959,383
    W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
         18,800,443 shares (cost $122,462,106) ...............................................        144,624,289
    W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
         13,539,795 shares (cost $92,510,094) ................................................        103,962,608

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    W & R Target Funds, Inc. - Bond Portfolio (WRBnd)
         18,429,176 shares (cost $103,190,458) ................................................  $    100,921,851
    W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq)
         24,813,863 shares (cost $245,172,509) ................................................       254,017,039
    W & R Target Funds, Inc. - Dividend Income Portfolio (WRDivInc)
         1,296,236 shares (cost $6,539,598) ...................................................         7,083,281
    W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
         37,974,778 shares (cost $306,196,496) ................................................       317,955,219
    W & R Target Funds, Inc. - High Income Portfolio (WRHiInc)
         24,571,799 shares (cost $82,201,049) .................................................        84,222,299
    W & R Target Funds, Inc. - International II Portfolio (WRIntlII)
         412,936 shares (cost $7,252,964) .....................................................         7,915,198
    W & R Target Funds, Inc. - International Portfolio (WRIntl)
         9,576,962 shares (cost $53,514,892) ..................................................        63,719,359
    W & R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLTBond)
         8,390,182 shares (cost $47,501,471) ..................................................        46,643,539
    W & R Target Funds, Inc. - Micro Cap Growth Portfolio (WRMicCpGr)
         137,532 shares (cost $1,748,714) .....................................................         2,035,371
    W & R Target Funds, Inc. - Money Market Portfolio (WRMMkt)
         24,743,162 shares (cost $24,743,162) .................................................        24,743,162
    W & R Target Funds, Inc. - Mortgage Securities Portfolio (WRMortSec)
         460,951 shares (cost $2,404,691) .....................................................         2,341,216
    W & R Target Funds, Inc. - Real Estate Securities Portfolio (WRRealEstS)
         1,060,985 shares (cost $6,390,983) ...................................................         6,915,077
    W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
         8,232,430 shares (cost $95,252,750) ..................................................       118,558,515
    W & R Target Funds, Inc. - Small Cap Growth Portfolio (WRSmCap)
         16,051,460 shares (cost $118,345,960) ................................................       155,394,184
    W & R Target Funds, Inc. - Small Cap Value Portfolio (WRSmCpVal)
         444,736 shares (cost $6,997,084) .....................................................         7,397,245
    W & R Target Funds, Inc. - Value Portfolio (WRValue)
         22,940,221 shares (cost $115,836,627) ................................................       142,745,524
                                                                                                 ----------------
           Total investments ..................................................................    15,693,900,492
  Accounts receivable .........................................................................         3,355,947
                                                                                                 ----------------
           Total assets .......................................................................    15,697,256,439
  Accounts payable ............................................................................                 -
                                                                                                 ----------------
  Contract owners' equity (note 4) ............................................................  $ 15,697,256,439
                                                                                                 ================

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                 Total              AIMBal          AIMBValue2          AIMBlueCh
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $   231,306,284             10,606                 --                478
  Mortality and expense risk charges (note 2)      (184,417,351)            (9,796)          (141,604)            (5,839)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        46,888,933                810           (141,604)            (5,361)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....     3,156,626,058             70,713            646,509             38,718
  Cost of mutual fund shares sold ...........    (3,225,349,125)           (74,310)          (448,054)           (40,523)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....       (68,723,067)            (3,597)           198,455             (1,805)
  Change in unrealized gain (loss)
   on investments ...........................     1,262,325,667             46,676            631,308             19,086
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........     1,193,602,600             43,079            829,763             17,281
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................       133,018,480                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $ 1,373,510,013             43,889            688,159             11,920
                                                ===============    ===============    ===============    ===============

Investment activity:                                AIMCapAp          AIMCapAp2         AIMCapDev2          AIMCoreEq
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                  -                  -              1,584
  Mortality and expense risk charges (note 2)            (1,750)           (30,493)              (950)            (2,353)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (1,750)           (30,493)              (950)              (769)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             3,089            326,377              3,964             11,101
  Cost of mutual fund shares sold ...........            (2,589)          (256,690)            (3,777)            (9,664)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....               500             69,687                187              1,437
  Change in unrealized gain (loss)
   on investments ...........................            10,518             30,614             20,402             10,618
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            11,018            100,301             20,589             12,055
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................             9,268             69,808             19,639             11,286
                                                ===============    ===============    ===============    ===============

Investment activity:                                AIMPreEq           AIMPreEq2           AlGrIncB          AlPremGrB
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $         2,097              5,870             32,018                  -
  Mortality and expense risk charges (note 2)            (6,208)           (33,869)           (77,256)           (69,748)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (4,111)           (27,999)           (45,238)           (69,748)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....            45,152            208,444            450,091            410,766
  Cost of mutual fund shares sold ...........           (49,569)          (172,547)          (339,781)          (343,669)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            (4,417)            35,897            110,310             67,097
  Change in unrealized gain (loss)
   on investments ...........................            26,897             55,487            318,440            246,586
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            22,480             91,384            428,750            313,683
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $        18,369             63,385            383,512            243,935
                                                ===============    ===============    ===============    ===============

Investment activity:                               AISmCapValB        ACVPIncGr          ACVPIncGr2        ACVPInflaPro
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................             4,620          3,585,794             55,391          1,341,299
  Mortality and expense risk charges (note 2)          (110,480)        (2,868,721)           (90,042)          (490,027)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (105,860)           717,073            (34,651)           851,272
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           719,958         44,162,120            420,268         10,088,062
  Cost of mutual fund shares sold ...........          (468,235)       (45,934,533)          (335,826)        (9,859,385)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           251,723         (1,772,413)            84,442            228,677
  Change in unrealized gain (loss)
   on investments ...........................           661,103         27,442,122            438,480            791,146
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           912,826         25,669,709            522,922          1,019,823
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           138,601                  -                  -             19,255
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           945,567         26,386,782            488,271          1,890,350
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                ACVPInt            ACVPInt3           ACVPUltra         ACVPUltra2
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       635,306            354,886                  -                  -
  Mortality and expense risk charges (note 2)        (1,254,643)          (731,538)          (202,016)           (55,086)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (619,337)          (376,652)          (202,016)           (55,086)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        19,246,490         11,392,368          7,332,920            370,212
  Cost of mutual fund shares sold ...........       (18,756,261)       (10,851,033)        (6,053,457)          (301,924)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           490,229            541,335          1,279,463             68,288
  Change in unrealized gain (loss)
   on investments ...........................        14,092,421          7,613,968            364,291            243,600
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        14,582,650          8,155,303          1,643,754            311,888
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    13,963,313          7,778,651          1,441,738            256,802
                                                ===============    ===============    ===============    ===============

Investment activity:                                ACVPVal            ACVPVal2           BBTCapMgr         BBTLgCapV
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................         5,043,376             70,417             13,288             63,751
  Mortality and expense risk charges (note 2)        (6,224,168)          (150,123)           (25,314)           (45,674)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,180,792)           (79,706)           (12,026)            18,077
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        63,353,617            990,122            580,767            268,959
  Cost of mutual fund shares sold ...........       (57,018,997)          (727,660)          (557,508)          (279,127)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         6,334,620            262,462             23,259            (10,168)
  Change in unrealized gain (loss)
   on investments ...........................        53,201,189            719,414            159,971            394,666
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        59,535,809            981,876            183,230            384,498
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................         3,912,210             64,635                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        62,267,227            966,805            171,204            402,575
                                                ===============    ===============    ===============    ===============

Investment activity:                               BBTLgCoGr          BBTMdCapGr          CSGPVen           CSIntFoc
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $         7,891                  -                  -             87,215
  Mortality and expense risk charges (note 2)           (25,994)           (34,452)           (38,404)           (89,385)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (18,103)           (34,452)           (38,404)            (2,170)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           126,386            159,622            807,175          1,315,006
  Cost of mutual fund shares sold ...........          (131,151)          (145,178)          (793,027)        (1,249,536)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            (4,765)            14,444             14,148             65,470
  Change in unrealized gain (loss)
   on investments ...........................            93,814            407,247            628,183          1,068,964
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            89,049            421,691            642,331          1,134,434
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $        70,946            387,239            603,927          1,132,264
                                                ===============    ===============    ===============    ===============

Investment activity:                                CSLCapV           DryELeadS         DrySmCapIxS          DrySRGroS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................            77,848                 --            232,497                628
  Mortality and expense risk charges (note 2)          (154,984)           (27,125)          (569,581)            (7,655)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (77,136)           (27,125)          (337,084)            (7,027)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         4,217,955            181,146         28,925,440             21,973
  Cost of mutual fund shares sold ...........        (4,070,618)          (117,211)       (25,012,156)           (19,474)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           147,337             63,935          3,913,284              2,499
  Change in unrealized gain (loss)
   on investments ...........................         1,415,248             (1,894)         4,400,053             19,896
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,562,585             62,041          8,313,337             22,395
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -            127,178          1,308,776                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         1,485,449            162,094          9,285,029             15,368
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                DrySRGro           DryStkIx          DryVIFApp         DryVIFAppS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       523,533         18,657,521          2,677,614             51,178
  Mortality and expense risk charges (note 2)        (1,528,282)       (12,025,420)        (1,936,413)           (66,249)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,004,749)         6,632,101            741,201            (15,071)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        24,446,360        136,972,262         31,489,494            166,293
  Cost of mutual fund shares sold ...........       (38,868,775)      (174,040,150)       (36,616,105)          (136,229)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....       (14,422,415)       (37,067,888)        (5,126,611)            30,064
  Change in unrealized gain (loss)
   on investments ...........................        21,675,991        122,552,674         10,330,001             87,050
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         7,253,576         85,484,786          5,203,390            117,114
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     6,248,827         92,116,887          5,944,591            102,043
                                                ===============    ===============    ===============    ===============

Investment activity:                              DryVIFDevLd       DryVIFIntVal         FedAmLeadS          FedCapApS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................               847              4,373              8,378              6,129
  Mortality and expense risk charges (note 2)            (6,570)            (5,296)           (12,447)           (23,887)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (5,723)              (923)            (4,069)           (17,758)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....            20,013             57,371             53,667            166,052
  Cost of mutual fund shares sold ...........           (17,912)           (44,234)           (42,427)          (130,975)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....             2,101             13,137             11,240             35,077
  Change in unrealized gain (loss)
   on investments ...........................            39,881             50,833             43,015             44,550
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            41,982             63,970             54,255             79,627
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -              6,104                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            36,259             69,151             50,186             61,869
                                                ===============    ===============    ===============    ===============

Investment activity:                               FedHiIncS          FedQualBd         FedQualBdS          FidVIPEIS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       482,402         16,727,504            492,945         12,516,544
  Mortality and expense risk charges (note 2)          (121,632)        (4,867,827)          (220,102)       (10,131,356)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           360,770         11,859,677            272,843          2,385,188
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         2,454,087         88,743,933          2,127,084         76,889,221
  Cost of mutual fund shares sold ...........        (2,242,240)       (86,803,550)        (2,105,742)       (75,229,451)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           211,847          1,940,383             21,342          1,659,770
  Change in unrealized gain (loss)
   on investments ...........................           (91,245)        (8,876,907)          (243,096)        74,957,662
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           120,602         (6,936,524)          (221,754)        76,617,432
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -          3,671,473            111,654          3,165,949
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $       481,372          8,594,626            162,743         82,168,569
                                                ===============    ===============    ===============    ===============

Investment activity:                                FidVIPEI2          FidVIPGrS          FidVIPGr2          FidVIPHIS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................           220,948          1,122,097              7,852         23,387,890
  Mortality and expense risk charges (note 2)          (286,163)        (7,661,289)          (109,148)        (3,231,487)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (65,215)        (6,539,192)          (101,296)        20,156,403
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         1,540,298        108,284,375            617,450        212,038,673
  Cost of mutual fund shares sold ...........        (1,155,359)      (181,989,577)          (475,995)      (195,982,457)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           384,939        (73,705,202)           141,455         16,056,216
  Change in unrealized gain (loss)
   on investments ...........................         1,051,925         89,715,070             32,193        (15,460,002)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,436,864         16,009,868            173,648            596,214
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................            57,580                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         1,429,229          9,470,676             72,352         20,752,617
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                FidVIPOvS        FidVIPOvS2R         FidVIPOvSR         FidVIPConS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       738,483             77,835            662,601          1,714,586
  Mortality and expense risk charges (note 2)          (737,819)          (143,080)          (839,766)        (8,149,361)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............               664            (65,245)          (177,165)        (6,434,775)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        11,051,524            708,283          8,250,502         50,816,596
  Cost of mutual fund shares sold ...........        (9,737,055)          (486,439)        (7,343,157)       (59,271,505)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,314,469            221,844            907,345         (8,454,909)
  Change in unrealized gain (loss)
   on investments ...........................         6,130,247            694,824          7,894,149        107,479,707
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         7,444,716            916,668          8,801,494         99,024,798
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     7,445,380            851,423          8,624,329         92,590,023
                                                ===============    ===============    ===============    ===============

Investment activity:                               FidVIPCon2        FidVIPIGBdS        FidVIPGrOpS        FidVIPMCap2
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................            28,756            623,415            439,952                  -
  Mortality and expense risk charges (note 2)          (252,291)          (268,145)          (980,341)          (163,129)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (223,535)           355,270           (540,389)          (163,129)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           985,111          7,518,291         14,509,752            658,277
  Cost of mutual fund shares sold ...........          (767,482)        (7,810,940)       (21,908,817)          (452,749)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           217,629           (292,649)        (7,399,065)           205,528
  Change in unrealized gain (loss)
   on investments ...........................         1,739,696            154,950         12,765,695          1,850,811
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,957,325           (137,699)         5,366,630          2,056,339
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -            440,690                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         1,733,790            658,261          4,826,241          1,893,210
                                                ===============    ===============    ===============    ===============

Investment activity:                               FidVIPValS        FidVIPValS2          FHCapAp           FHCoreEq
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -                  -                  -             15,998
  Mortality and expense risk charges (note 2)          (738,986)           (46,764)            (7,191)           (23,914)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (738,986)           (46,764)            (7,191)            (7,916)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        50,682,749            370,954             40,460            221,120
  Cost of mutual fund shares sold ...........       (49,654,195)          (228,745)           (30,372)          (218,287)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,028,554            142,209             10,088              2,833
  Change in unrealized gain (loss)
   on investments ...........................         2,895,101            182,372             46,582             98,119
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         3,923,655            324,581             56,670            100,952
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           157,629              6,448             72,454                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     3,342,298            284,265            121,933             93,036
                                                ===============    ===============    ===============    ===============

Investment activity:                              FrVIPRisDiv2       FrVIPSmCapV2       FrVIPForSec2       FrVIPForSec3
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................               425                 42                766                  -
  Mortality and expense risk charges (note 2)            (1,817)              (611)              (677)               (53)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (1,392)              (569)                89                (53)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....            31,924              7,531              1,831              2,906
  Cost of mutual fund shares sold ...........           (31,866)            (6,795)            (1,790)            (2,685)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....                58                736                 41                221
  Change in unrealized gain (loss)
   on investments ...........................            29,810             16,974             13,202              2,263
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            29,868             17,710             13,243              2,484
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................               837                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            29,313             17,141             13,332              2,431
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               GVITCVal          GVITIntVal2        GVITIntVal3        GVITDMidCapI
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       994,614                 45            383,274          1,539,905
  Mortality and expense risk charges (note 2)          (861,970)               (33)          (216,456)        (3,451,130)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           132,644                 12            166,818         (1,911,225)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         5,103,795                204          2,893,563         26,609,921
  Cost of mutual fund shares sold ...........        (3,847,595)              (201)        (2,613,430)       (22,529,906)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,256,200                  3            280,133          4,080,015
  Change in unrealized gain (loss)
   on investments ..........................         10,555,909                582          3,493,675         28,670,704
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        11,812,109                585          3,773,808         32,750,719
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -          7,307,584
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    11,944,753                597          3,940,626         38,147,078
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITEmMrkts        GVITEmMrkts3      GVITEmMrkts6         GVITFHiInc
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................            34,800            416,039              1,318         14,634,869
  Mortality and expense risk charges (note 2)           (46,847)          (498,308)              (959)        (2,393,710)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (12,047)           (82,269)               359         12,241,159
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         1,751,759         24,574,562              1,339         81,924,860
  Cost of mutual fund shares sold ...........        (1,442,410)       (18,387,434)            (1,144)       (72,354,113)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           309,349          6,187,128                195          9,570,747
  Change in unrealized gain (loss)
   on investments ...........................            14,755         (5,144,179)            10,878         (5,297,847)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           324,104          1,042,949             11,073          4,272,900
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           302,339          3,589,995             11,318                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           614,396          4,550,675             22,750         16,514,059
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITGlFin1          GVITGlFin3        GVITGlHlth         GVITGlHlth3
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $           589            128,494                  -                  -
  Mortality and expense risk charges (note 2)              (549)          (104,546)            (1,173)          (332,470)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............                40             23,948             (1,173)          (332,470)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....            32,019          6,468,316             60,570         12,648,295
  Cost of mutual fund shares sold ...........           (27,311)        (5,769,291)           (59,543)       (11,985,029)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            4,708             699,025              1,027            663,266
  Change in unrealized gain (loss)
   on investments ...........................             (332)            (74,111)             4,755            598,683
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            4,376             624,914              5,782          1,261,949
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................            2,562             538,454                437            113,065
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $         6,978          1,187,316              5,046          1,042,544
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITGlTech         GVITGlTech3         GVITGlUtl1         GVITGlUtl3
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                  -                835            147,389
  Mortality and expense risk charges (note 2)           (41,555)          (260,368)              (781)          (103,034)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (41,555)          (260,368)                54             44,355
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           801,024         15,176,713             53,512          2,003,466
  Cost of mutual fund shares sold ...........          (943,658)       (13,964,054)           (43,680)        (1,560,451)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....          (142,634)         1,212,659              9,832            443,015
  Change in unrealized gain (loss)
    on investments ..........................           251,984         (2,487,881)             3,477          1,877,480
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           109,350         (1,275,222)            13,309          2,320,495
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -              3,231            820,589
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            67,795         (1,535,590)            16,594          3,185,439
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               GVITGvtBd          GVITGvtBd2         GVITGrowth          GVITIDAgg
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $    38,922,758            987,463            283,782            944,755
  Mortality and expense risk charges (note 2)        (8,493,116)          (343,569)          (971,405)          (779,425)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        30,429,642            643,894           (687,623)           165,330
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....       199,308,833          5,081,705         15,844,591         22,770,366
  Cost of mutual fund shares sold ...........      (200,032,152)        (5,294,436)       (18,701,476)       (18,411,731)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....          (723,319)          (212,731)        (2,856,885)         4,358,635
  Change in unrealized gain (loss)
   on investments ...........................       (30,035,683)          (618,705)         9,359,622            662,003
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........       (30,759,002)          (831,436)         6,502,737          5,020,638
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................        14,599,981            385,879                  -          1,361,989
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    14,270,621            198,337          5,815,114          6,547,957
                                                ===============    ===============    ===============    ===============

Investment activity:                                GVITIDCon         GVITIDMod        GVITIDModAgg       GVITIDModCon
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................         2,594,233          7,511,035          3,319,524          3,794,341
  Mortality and expense risk charges (note 2)        (1,482,108)         (4,908,961)        (2,455,106)        (2,268,189)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............         1,112,125          2,602,074            864,418          1,526,152
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        29,170,081         17,632,150         14,529,945         16,832,119
  Cost of mutual fund shares sold ...........       (27,456,490)       (16,709,411)       (12,579,339)       (15,455,221)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,713,591            922,739          1,950,606          1,376,898
  Change in unrealized gain (loss)
   on investments ...........................          (367,739)        24,203,003         14,023,854          5,686,325
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,345,852         25,125,742         15,974,460          7,063,223
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................         1,103,556          2,049,052          2,757,866          1,174,724
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         3,561,533         29,776,868         19,596,744          9,764,099
                                                ===============    ===============    ===============    ===============

Investment activity:                               GVITIntGro        GVITIntGro3        GVITIntVal6         GVITJPBal
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $         9,140             61,694              1,405          3,063,008
  Mortality and expense risk charges (note 2)           (13,700)           (69,416)            (2,004)        (1,878,898)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (4,560)            (7,722)              (599)         1,184,110
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           284,581          1,439,147             14,408         20,158,004
  Cost of mutual fund shares sold ...........          (268,664)        (1,062,573)           (13,136)       (22,842,236)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            15,917            376,574              1,272         (2,684,232)
  Change in unrealized gain (loss)
    on investments ..........................           121,161            406,911             49,459         12,346,423
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           137,078            783,485             50,731          9,662,191
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $       132,518            775,763             50,132         10,846,301
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITSMdCpGr         GVITMyMkt         GVITNWFund         GVITNWFund2
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -          5,394,244          5,408,473             25,311
  Mortality and expense risk charges (note 2)        (1,125,786)        (8,337,225)        (4,684,132)           (46,265)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,125,786)        (2,942,981)           724,341            (20,954)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        18,860,908        611,978,131         60,610,070            288,143
  Cost of mutual fund shares sold ...........       (14,115,325)      (611,978,131)      (111,433,127)          (220,771)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         4,745,583                  -        (50,823,057)            67,372
  Change in unrealized gain (loss)
    on investments ..........................         8,316,015                  -         84,255,029            126,511
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        13,061,598                  -         33,431,972            193,883
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        11,935,812         (2,942,981)        34,156,313            172,929
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               GVITLead            GVITLead3        GVITNStrVal        GVITSmCapGr
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $            14             25,996                  -                  -
  Mortality and expense risk charges (note 2)               (44)           (74,446)           (45,730)        (1,197,364)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............               (30)           (48,450)           (45,730)        (1,197,364)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             3,755          2,523,573         15,338,685         56,435,551
  Cost of mutual fund shares sold ...........            (2,862)        (2,064,854)       (13,921,221)       (50,600,925)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....               893            458,719          1,417,464          5,834,626
  Change in unrealized gain (loss)
   on investments ...........................              (366)           422,065           (479,313)         6,141,078
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........               527            880,784            938,151         11,975,704
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                53             94,639                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $           550            926,973            892,421         10,778,340
                                                ===============    ===============    ===============    ===============

Investment activity:                             GVITSmCapGr2       GVITSmCapVal       GVITSmCapVal2       GVITSmComp
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                941                  -                  -
  Mortality and expense risk charges (note 2)           (35,177)        (5,297,100)           (56,655)        (3,731,101)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (35,177)        (5,296,159)           (56,655)        (3,731,101)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           178,703         78,082,018            325,901         37,031,282
  Cost of mutual fund shares sold ...........          (128,479)       (69,707,132)          (184,706)       (32,155,693)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            50,224          8,374,886            141,195          4,875,589
  Change in unrealized gain (loss)
   on investments ...........................           198,201         28,054,550            119,231         11,696,543
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           248,425         36,429,436            260,426         16,572,132
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -         32,764,430            252,212         39,197,787
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           213,248         63,897,707            455,983         52,038,818
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITSmComp2        GVITTGroFoc       GVITTGroFoc3         GVITUSGro
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -                  -                  -                  -
  Mortality and expense risk charges (note 2)           (81,559)            (6,075)           (17,885)            (1,813)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (81,559)            (6,075)           (17,885)            (1,813)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           418,426          1,828,539          5,776,485             31,175
  Cost of mutual fund shares sold ...........          (290,033)        (1,817,735)        (4,951,685)           (30,968)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           128,393             10,804            824,800                207
  Change in unrealized gain (loss)
    on investments ..........................            99,639             40,560           (698,770)            24,308
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           228,032             51,364            126,030             24,515
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           556,124                  -                  -              4,275
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $       702,597             45,289            108,145             26,977
                                                ===============    ===============    ===============    ===============

Investment activity:                               GVITUSGro3       GVITVKMultiSec       GVITWLead          GVITWLead3
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                  -         8,516,418                  -                  -
  Mortality and expense risk charges (note 2)          (355,018)        (2,098,209)          (241,674)           (88,768)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (355,018)         6,418,209           (241,674)           (88,768)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        25,075,345         19,095,992          3,485,885          3,169,899
  Cost of mutual fund shares sold ...........       (21,313,916)       (17,874,758)        (2,425,259)        (2,592,509)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         3,761,429          1,221,234          1,060,626            577,390
  Change in unrealized gain (loss)
    on investments ..........................        (2,494,228)         1,131,198          2,083,599            347,183
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,267,201          2,352,432          3,144,225            924,573
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................         1,288,130                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         2,200,313          8,770,641          2,902,551            835,805
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                 JanBal           JanCapAp          JanGlTechS2         JanGlTech
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $         1,865             56,278                  -                  -
  Mortality and expense risk charges (note 2)            (1,049)        (2,907,751)          (246,891)          (682,897)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............               816         (2,851,473)          (246,891)          (682,897)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             9,119         42,334,015          4,625,301         12,214,108
  Cost of mutual fund shares sold ...........            (8,999)       (45,880,976)        (3,591,912)       (13,850,500)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....               120         (3,546,961)         1,033,389         (1,636,392)
  Change in unrealized gain (loss)
   on investments ...........................             4,072         41,588,779           (891,531)         1,354,607
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........             4,192         38,041,818            141,858           (281,785)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $         5,008         35,190,345           (105,033)          (964,682)
                                                ===============    ===============    ===============    ===============

Investment activity:                              JanIntGroS2         JanIntGro          JanRMgCore        JPMSTMidCap
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................           467,154            982,122             54,314                  -
  Mortality and expense risk charges (note 2)          (684,883)        (1,480,701)           (34,132)           (58,806)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (217,729)          (498,579)            20,182            (58,806)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         8,344,854         24,113,171          2,038,857          2,121,450
  Cost of mutual fund shares sold ...........        (7,827,081)       (22,878,200)        (1,913,052)        (2,140,247)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           517,773          1,234,971            125,805            (18,797)
  Change in unrealized gain (loss)
   on investments ...........................         7,898,311         18,090,627             53,515          1,655,096
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         8,416,084         19,325,598            179,320          1,636,299
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -            299,482                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         8,198,355         18,827,019            498,984          1,577,493
                                                ===============    ===============    ===============    ===============

Investment activity:                              MFSInvGrStS       MFSMidCapGrS        MFSNewDiscS          MFSValS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -                  -                  -             14,522
  Mortality and expense risk charges (note 2)              (785)           (78,317)           (36,155)           (63,266)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............              (785)           (78,317)           (36,155)           (48,744)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             8,149            345,159            394,299            635,685
  Cost of mutual fund shares sold ...........            (8,282)          (231,829)          (298,428)          (500,638)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....              (133)           113,330             95,871            135,047
  Change in unrealized gain (loss)
   on investments ...........................            21,049            472,152             32,519            282,957
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            20,916            585,482            128,390            418,004
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -             52,821
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $        20,131            507,165             92,235            422,081
                                                ===============    ===============    ===============    ===============

Investment activity:                               NBAMTFasc         NBAMTFocus          NBAMTGuard         NBAMTLMat
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                  -            133,395          1,549,604
  Mortality and expense risk charges (note 2)           (30,786)           (18,835)        (1,306,704)          (435,006)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (30,786)           (18,835)        (1,173,309)         1,114,598
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           133,522            174,997         16,883,770         12,415,965
  Cost of mutual fund shares sold ...........           (98,878)           (95,176)       (16,998,298)       (12,945,833)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            34,644             79,821           (114,528)          (529,868)
  Change in unrealized gain (loss)
   on investments ...........................           155,318           (127,500)        15,968,141           (756,423)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           189,962            (47,679)        15,853,613         (1,286,291)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................             5,333             99,055                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           164,509             32,541         14,680,304           (171,693)
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               NBAMTMCGr          NBAMTPart         NBAMSocRes          OppAggGro
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -             13,433                  -                  -
  Mortality and expense risk charges (note 2)        (2,129,247)        (1,322,161)            (5,003)        (2,399,771)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (2,129,247)        (1,308,728)            (5,003)        (2,399,771)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        31,623,358         17,493,347            386,884         32,867,030
  Cost of mutual fund shares sold ...........       (25,316,146)       (12,418,298)          (364,993)       (32,405,246)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         6,307,212          5,075,049             21,891            461,784
  Change in unrealized gain (loss)
   on investments ...........................        20,194,414         15,533,878            102,288         36,144,442
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        26,501,626         20,608,927            124,179         36,606,226
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    24,372,379         19,300,199            119,176         34,206,455
                                                ===============    ===============    ===============    ===============

Investment activity:                               OppCapAp           OppCapApS          OppGlSec3           OppGlSec
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................         1,487,352             16,828          1,538,541          2,375,782
  Mortality and expense risk charges (note 2)        (5,672,420)          (134,414)        (1,719,488)        (2,290,613)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (4,185,068)          (117,586)          (180,947)            85,169
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        43,866,124            582,981          4,719,016         34,445,023
  Cost of mutual fund shares sold ...........       (49,399,725)          (463,784)        (3,491,827)       (22,216,468)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....        (5,533,601)           119,197          1,227,189         12,228,555
  Change in unrealized gain (loss)
   on investments ...........................        35,498,301            340,724         23,634,362         17,606,234
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        29,964,700            459,921         24,861,551         29,834,789
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        25,779,632            342,335         24,680,604         29,919,958
                                                ===============    ===============    ===============    ===============

Investment activity:                              OppGlSecS          OppHighIncS         OppMSFund         OppMSFundS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $        77,613                179          3,279,329             60,771
  Mortality and expense risk charges (note 2)          (123,100)              (482)        (4,660,236)          (157,260)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (45,487)              (303)        (1,380,907)           (96,489)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         1,130,587              9,802         54,633,020            747,137
  Cost of mutual fund shares sold ...........          (810,861)            (9,513)       (65,517,835)          (596,244)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           319,726                289        (10,884,815)           150,893
  Change in unrealized gain (loss)
   on investments ...........................           760,399              4,047         41,647,141            576,135
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,080,125              4,336         30,762,326            727,028
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     1,034,638              4,033         29,381,419            630,539
                                                ===============    ===============    ===============    ===============

Investment activity:                              OppMSSmCapS        OppStratBdS         PVTGroInc           StOpp2
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -            251,941                  -                  -
  Mortality and expense risk charges (note 2)              (300)           (90,700)               (86)        (2,661,540)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............              (300)           161,241                (86)        (2,661,540)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             3,643            858,498              1,453         32,185,880
  Cost of mutual fund shares sold ...........            (3,336)          (790,739)            (1,432)       (33,214,408)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....               307             67,759                 21         (1,028,528)
  Change in unrealized gain (loss)
   on investments ...........................             7,295             79,520              2,240         36,093,988
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........             7,602            147,279              2,261         35,065,460
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................             7,302            308,520              2,175         32,403,920
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                             VEWrldEMktR1        VEWrldEMkt         VEWrldHAsR1         VEWrldHAs
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -            292,356                  -            134,541
  Mortality and expense risk charges (note 2)           (43,059)          (496,692)           (59,775)          (340,760)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (43,059)          (204,336)           (59,775)          (206,219)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         2,775,762         28,142,725          2,835,712         28,169,664
  Cost of mutual fund shares sold ...........        (2,939,457)       (23,245,422)        (2,491,969)       (23,193,396)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....          (163,695)         4,897,303            343,743          4,976,268
  Change in unrealized gain (loss)
   on investments ...........................         1,822,976          2,774,549          1,573,711            567,653
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,659,281          7,671,852          1,917,454          5,543,921
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     1,616,222          7,467,516          1,857,679          5,337,702
                                                ===============    ===============    ===============    ===============

Investment activity:                                VKCom2             VKEmGr2           VKCorPlus2          VKEmMkt
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................           131,160                  -             11,160          3,284,889
  Mortality and expense risk charges (note 2)          (325,219)           (51,422)            (4,746)          (591,928)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (194,059)           (51,422)             6,414          2,692,961
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           992,453            259,411            192,209         40,163,891
  Cost of mutual fund shares sold ...........          (734,828)          (222,321)          (190,482)       (37,730,513)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           257,625             37,090              1,727          2,433,378
  Change in unrealized gain (loss)
   on investments ...........................         2,448,616            148,950             (3,614)        (3,994,573)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         2,706,241            186,040             (1,887)        (1,561,195)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                678          1,535,200
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         2,512,182            134,618              5,205          2,666,966
                                                ===============    ===============    ===============    ===============

Investment activity:                               VKMidCapG         VKUSRealEst         VicDivrStk         VicInvQBd
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -          4,077,142            102,434             37,412
  Mortality and expense risk charges (note 2)          (279,179)        (3,159,361)          (254,073)            (8,828)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (279,179)           917,781           (151,639)            28,584
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        10,417,842         35,018,986          4,358,491          2,793,220
  Cost of mutual fund shares sold ...........        (9,320,132)       (26,045,676)        (4,168,424)        (2,758,516)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,097,710          8,973,310            190,067             34,704
  Change in unrealized gain (loss)
   on investments ...........................         3,129,717         64,524,306          1,419,301            (38,356)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         4,227,427         73,497,616          1,609,368             (3,652)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -          4,746,395                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     3,948,248         79,161,792          1,457,729             24,932
                                                ===============    ===============    ===============    ===============

Investment activity:                              VicSmCoOpp          WRAsStrat              WRBal              WRBnd
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -          1,825,608          1,462,226          4,297,933
  Mortality and expense risk charges (note 2)           (24,496)        (1,711,883)        (1,271,861)        (1,355,915)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (24,496)           113,725            190,365          2,942,018
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         3,919,048          3,904,909          4,306,506         12,605,601
  Cost of mutual fund shares sold ...........        (2,599,656)        (3,599,189)        (4,038,437)       (12,044,666)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,319,392            305,720            268,069            560,935
  Change in unrealized gain (loss)
   on investments ...........................          (729,866)        13,774,631          6,797,525         (2,092,936)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           589,526         14,080,351          7,065,594         (1,532,001)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           103,340            973,928                  -          1,127,610
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           668,370         15,168,004          7,255,959          2,537,627
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               WRCoreEq           WRDivInc           WRGrowth            WRHiInc
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $     1,532,956             43,221            858,877          5,488,221
  Mortality and expense risk charges (note 2)        (3,259,132)           (28,927)        (4,155,570)        (1,010,371)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,726,176)            14,294         (3,296,693)         4,477,850
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        17,028,524            136,155         20,389,995          5,403,158
  Cost of mutual fund shares sold ...........       (19,496,743)          (132,281)       (21,412,938)        (5,647,312)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....        (2,468,219)             3,874         (1,022,943)          (244,154)
  Change in unrealized gain (loss)
   on investments ...........................        23,388,835            543,682          9,890,810          2,191,358
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        20,920,616            547,556          8,867,867          1,947,204
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    19,194,440            561,850          5,571,174          6,425,054
                                                ===============    ===============    ===============    ===============

Investment activity:                                WRIntlII            WRIntl           WRLTBond           WRMicCpGr
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................            75,051            388,479          1,272,791                  -
  Mortality and expense risk charges (note 2)           (27,327)          (811,791)          (605,215)            (8,465)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            47,724           (423,312)           667,576             (8,465)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           820,064          6,271,483          6,637,132             80,658
  Cost of mutual fund shares sold ...........          (745,361)        (7,100,355)        (6,469,836)            78,835
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            74,703           (828,872)           167,296              1,823
  Change in unrealized gain (loss)
   on investments ...........................           662,234          8,319,805           (695,302)           286,657
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           736,937          7,490,933           (528,006)           288,480
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................            59,250                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           843,911          7,067,621            139,570            280,015
                                                ===============    ===============    ===============    ===============

Investment activity:                                WRMMkt            WRMortSec          WRRealEstS         WRSciTech
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       175,208             45,028             36,157                  -
  Mortality and expense risk charges (note 2)          (341,085)            (5,415)           (13,833)        (1,408,887)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (165,877)            39,613             22,324         (1,408,887)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        22,757,579             47,427             15,240          4,039,808
  Cost of mutual fund shares sold ...........       (22,757,579)           (46,729)           (13,365)        (3,850,281)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....                 -                698              1,875            189,527
  Change in unrealized gain (loss)
   on investments ...........................                 -            (63,475)           524,093         15,915,340
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........                 -            (62,777)           525,968         16,104,867
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -             30,566             83,580                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $      (165,877)             7,402            631,872         14,695,980
                                                ===============    ===============    ===============    ===============

Investment activity:                                WRSmCap           WRSmCpVal           WRValue
                                                ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                  -          1,408,231
  Mortality and expense risk charges (note 2)        (1,963,573)           (26,693)        (1,673,482)
                                                ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,963,573)           (26,693)          (265,251)
                                                ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        14,284,847            141,898          2,841,208
  Cost of mutual fund shares sold ...........       (12,969,722)          (138,933)        (2,452,856)
                                                ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,315,125              2,965            388,352
  Change in unrealized gain (loss)
   on investments ...........................        17,657,223            400,161         15,981,749
                                                ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        18,972,348            403,126         16,370,101
                                                ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -            359,498                  -
                                                ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        17,008,775            735,931         16,104,850
                                                ===============    ===============    ===============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                               Total                                AIMBal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    46,888,933         14,550,543                810              6,055
  Realized gain (loss) on investments .......       (68,723,067)      (656,766,863)            (3,597)            (4,305)
  Change in unrealized gain (loss)
    on investments ..........................     1,262,325,667      3,314,477,857             46,676             90,536
  Reinvested capital gains ..................       133,018,480          9,284,332                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............     1,373,510,013      2,681,545,869             43,889             92,286
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................       754,671,887      1,837,057,967             34,566            310,141
  Transfers between funds ...................                 -                  -            (15,092)               494
  Redemptions (note 3) ......................    (1,367,612,148)    (1,389,508,484)           (50,695)           (29,247)
  Annuity benefits ..........................        (4,068,343)        (3,008,693)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................          (335,477)          (347,576)
  Contingent deferred sales charges                           -                  -
    (note 2) ................................       (25,556,426)       (23,634,457)              (396)               (30)
  Adjustments to maintain reserves ..........          (700,167)        (1,809,052)                12                (55)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ................     (643,600,674)       418,749,705            (31,605)           281,303
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       729,909,339      3,100,295,574             12,284            373,589
Contract owners' equity beginning
  of period .................................    14,967,347,100     11,867,051,526            743,430            369,841
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $15,697,256,439     14,967,347,100            755,714            743,430
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................     1,306,834,707      1,263,729,276             78,940             45,020
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................       380,162,134      1,138,663,843              3,646             37,379
  Units redeemed ............................      (441,962,880)    (1,095,558,412)            (6,969)            (3,459)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................     1,245,033,961      1,306,834,707             75,617             78,940
                                                ===============    ===============    ===============    ===============

                                                            AIMBValue2                            AIMBlueCh
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (141,604)           (95,412)            (5,361)            (3,849)
  Realized gain (loss) on investments .......           198,455             77,955             (1,805)              (997)
  Change in unrealized gain (loss)
    on investments ..........................           631,308          1,652,838             19,086             71,907
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           688,159          1,635,381             11,920             67,061
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           493,252          3,672,413            132,618            148,160
  Transfers between funds ...................           326,725           (111,147)           (24,177)            (2,034)
  Redemptions (note 3) ......................          (316,784)          (116,611)           (12,253)            (5,809)
  Annuity benefits ..........................            (4,814)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (2,450)            (1,912)               (33)              (103)
  Adjustments to maintain reserves ..........               (71)              (194)                (6)               (53)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ................          495,858          3,442,549             96,149            140,161
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         1,184,017          5,077,930            108,069            207,222
Contract owners' equity beginning
  of period .................................         7,338,132          2,260,202            360,974            153,752
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         8,522,149          7,338,132            469,043            360,974
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           741,502            298,956             40,180             21,069
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           106,043            540,423             14,430             20,143
  Units redeemed ............................           (75,649)           (97,877)            (4,166)            (1,032)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           771,896            741,502             50,444             40,180
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             AIMCapAp                              AIMCapAp2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (1,750)              (787)           (30,493)           (23,587)
  Realized gain (loss) on investments .......               500                (73)            69,687             12,139
  Change in unrealized gain (loss)
    on investments ..........................            10,518             18,849             30,614            348,804
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             9,268             17,989             69,808            337,356
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            57,035             64,709             49,645            969,430
  Transfers between funds ...................             1,423                  8           (103,060)           (32,468)
  Redemptions (note 3) ......................            (1,918)            (1,047)          (120,337)           (29,714)
  Annuity benefits ..........................                 -                  -               (204)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................               (15)                (8)            (1,664)              (669)
  Adjustments to maintain reserves ..........               (10)               (14)               (53)              (103)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            56,515             63,648           (175,673)           906,476
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            65,783             81,637           (105,865)         1,243,832
Contract owners' equity beginning
  of period .................................           111,852             30,215          1,739,753            495,921
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       177,635            111,852          1,633,888          1,739,753
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            11,432              3,915            173,419             62,716
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             5,986              7,641             16,758            124,117
  Units redeemed ............................              (199)              (124)           (34,781)           (13,414)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            17,219             11,432            155,396            173,419
                                                ===============    ===============    ===============    ===============

                                                           AIMCapDev2                             AIMCoreEq
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............              (950)                 -               (769)              (133)
  Realized gain (loss) on investments .......               187                  -              1,437               (120)
  Change in unrealized gain (loss)
    on investments ..........................            20,402                  -             10,618             23,498
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            19,639                  -             11,286             23,245
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            92,403                  -             17,754             69,404
  Transfers between funds ...................           102,056                  -                  -                  -
  Redemptions (note 3) ......................            (1,544)                 -             (8,564)            (6,308)
  Annuity benefits ..........................            (1,563)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................               (38)                 -               (442)                 -
  Adjustments to maintain reserves ..........                (6)                 -                  8               (380)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           191,308                  -              8,756             62,716
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           210,947                  -             20,042             85,961
Contract owners' equity beginning
  of period .................................                 -                  -            147,046             61,085
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           210,947                  -            167,088            147,046
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -             14,504              7,344
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             7,507                  -              1,724              7,810
  Units redeemed ............................              (144)                 -               (877)              (650)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             7,363                  -             15,351             14,504
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             AIMPreEq                              AIMPreEq2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (4,111)            (3,900)           (27,999)           (18,730)
  Realized gain (loss) on investments .......            (4,417)            (6,340)            35,897             (7,103)
  Change in unrealized gain (loss)
    on investments ..........................            26,897             90,266             55,487            295,660
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            18,369             80,026             63,385            269,827
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            62,839             55,146            142,294            943,215
  Transfers between funds ...................               694                576            (17,043)            44,607
  Redemptions (note 3) ......................           (42,739)           (28,896)           (86,981)           (33,446)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (1,774)            (1,670)              (898)              (583)
  Adjustments to maintain reserves ..........               (16)               (22)               (47)               (92)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            19,004             25,134             37,325            953,701
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            37,373            105,160            100,710          1,223,528
Contract owners' equity beginning
  of period .................................           426,173            321,013          1,800,438            576,910
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       463,546            426,173          1,901,148          1,800,438
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            49,765             46,242            191,437             75,225
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             7,359              7,696             24,921            143,829
  Units redeemed ............................            (5,287)            (4,173)           (21,112)           (27,617)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            51,837             49,765            195,246            191,437
                                                ===============    ===============    ===============    ===============

                                                             AlGrIncB                              AlPremGrB
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (45,238)           (22,604)           (69,748)           (51,785)
  Realized gain (loss) on investments .......           110,310              5,984             67,097              9,722
  Change in unrealized gain (loss)
    on investments ..........................           318,440            646,304            246,586            620,884
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           383,512            629,684            243,935            578,821
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           245,102          2,023,384            132,051          2,475,918
  Transfers between funds ...................           383,010            552,167            (83,686)            42,355
  Redemptions (note 3) ......................          (162,302)           (58,372)          (179,279)          (155,233)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (1,288)            (1,127)            (2,898)            (1,571)
  Adjustments to maintain reserves ..........                (3)               (80)               (20)              (158)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           464,519          2,515,972           (133,832)         2,361,311
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           848,031          3,145,656            110,103          2,940,132
Contract owners' equity beginning
  of period .................................         3,793,585            647,929          3,923,210            983,078
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         4,641,616          3,793,585          4,033,313          3,923,210
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           371,825             82,504            414,836            126,001
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            87,783            305,246             27,924            349,583
  Units redeemed ............................           (42,921)           (15,925)           (41,917)           (60,748)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           416,687            371,825            400,843            414,836
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             AISmCapValB                            ACVPIncGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (105,860)           (48,915)           717,073            182,941
  Realized gain (loss) on investments .......           251,723             19,198         (1,772,413)       (19,137,178)
  Change in unrealized gain (loss)
    on investments ..........................           661,103          1,396,054         27,442,122         71,652,458
  Reinvested capital gains ..................           138,601             50,306                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           945,567          1,416,643         26,386,782         52,698,221
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           171,079          2,727,302          7,379,927         17,160,432
  Transfers between funds ...................           (82,844)           346,786        (10,300,027)        13,139,872
  Redemptions (note 3) ......................          (236,138)           (74,761)       (23,595,238)       (19,052,451)
  Annuity benefits ..........................              (315)                 -            (67,611)           (46,013)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (8,474)            (9,042)
  Contingent deferred sales charges
    (note 2) ................................            (4,203)            (1,312)          (423,523)          (402,460)
  Adjustments to maintain reserves ..........             1,120              5,668             47,922            (87,873)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (151,301)         3,003,683        (26,967,024)        10,702,465
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           794,266          4,420,326           (580,242)        63,400,686
Contract owners' equity beginning
  of period .................................         5,681,552          1,261,226        252,359,339        188,958,653
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     6,475,818          5,681,552        251,779,097        252,359,339
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           498,772            153,160         20,993,443         20,008,742
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            51,157            374,942          3,439,076          9,121,766
  Units redeemed ............................           (63,976)           (29,330)        (5,669,784)        (8,137,065)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           485,953            498,772         18,762,735         20,993,443
                                                ===============    ===============    ===============    ===============

                                                             ACVPIncGr2                            ACVPInflaPro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (34,651)           (33,757)           851,272             34,514
  Realized gain (loss) on investments .......            84,442             48,829            228,677             36,660
  Change in unrealized gain (loss)
    on investments ..........................           438,480            866,853            791,146            115,457
  Reinvested capital gains ..................                 -                  -             19,255              3,707
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           488,271            881,925          1,890,350            190,338
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           196,560          2,671,859          3,627,076          2,862,071
  Transfers between funds ...................           201,507           (163,357)        37,199,904         14,960,468
  Redemptions (note 3) ......................          (260,089)          (105,804)        (2,401,104)          (582,252)
  Annuity benefits ..........................                 -                  -            (24,204)            (1,230)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (49)                 -
  Contingent deferred sales charges
    (note 2) ................................            (2,789)                 -            (21,736)            (3,862)
  Adjustments to maintain reserves ..........               (12)              (166)            17,890               (308)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           135,177          2,402,532         38,397,777         17,234,887
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           623,448          3,284,457         40,288,127         17,425,225
Contract owners' equity beginning
  of period .................................         4,569,235          1,284,778         17,425,225                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         5,192,683          4,569,235         57,713,352         17,425,225
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           440,628            157,252          1,685,537                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            55,223            330,393          5,626,923          3,607,202
  Units redeemed ............................           (42,842)           (47,017)        (2,013,782)        (1,921,665)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           453,009            440,628          5,298,678          1,685,537
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              ACVPInt                              ACVPInt3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (619,337)          (376,002)          (376,652)          (232,973)
  Realized gain (loss) on investments .......           490,229         (5,003,659)           541,335           (890,040)
  Change in unrealized gain (loss)
    on investments ..........................        14,092,421         27,655,755          7,613,968         11,522,819
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        13,963,313         22,276,094          7,778,651         10,399,806
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           357,513            506,296          4,125,034          8,966,612
  Transfers between funds ...................        (9,355,238)       (15,656,984)         2,632,390          5,653,968
  Redemptions (note 3) ......................        (8,450,382)        (7,723,124)        (4,438,963)        (3,204,105)
  Annuity benefits ..........................           (41,989)           (37,245)              (204)                 -
  Annual contract maintenance charges
    (note 2) ................................            (3,202)            (3,730)              (751)              (610)
  Contingent deferred sales charges
    (note 2) ................................          (165,338)          (169,170)           (62,891)           (57,975)
  Adjustments to maintain reserves ..........            27,651           (144,319)            50,068            131,888
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (17,630,985)       (23,228,276)         2,304,683         11,489,778
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (3,667,672)          (952,182)        10,083,334         21,889,584
Contract owners' equity beginning
  of period .................................       116,571,010        117,523,192         56,813,017         34,923,433
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   112,903,338        116,571,010         66,896,351         56,813,017
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        10,982,643         13,652,082          5,738,677          4,339,185
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            28,748             51,302          2,045,319          2,929,664
  Units redeemed ............................        (1,660,761)        (2,720,741)        (1,844,426)        (1,530,172)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         9,350,630         10,982,643          5,939,570          5,738,677
                                                ===============    ===============    ===============    ===============

                                                              ACVPUItra                            ACVPUItra2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (202,016)          (114,859)           (55,086)           (36,419)
  Realized gain (loss) on investments .......         1,279,463            300,776             68,288              1,150
  Change in unrealized gain (loss)
    on investments ..........................           364,291          1,788,190            243,600            492,031
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,441,738          1,974,107            256,802            456,762
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,638,469          3,874,722             88,493          1,795,243
  Transfers between funds ...................            (8,760)         7,326,262            (47,831)           213,922
  Redemptions (note 3) ......................        (1,105,871)          (691,775)           (67,864)           (37,519)
  Annuity benefits ..........................            (6,940)            (3,037)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................              (221)               (97)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (17,704)            (7,990)              (535)              (666)
  Adjustments to maintain reserves ..........             3,216               (399)                (2)              (106)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           502,189         10,497,686            (27,739)         1,970,874
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         1,943,927         12,471,793            229,063          2,427,636
Contract owners' equity beginning
  of period .................................        15,883,971          3,412,178          3,093,529            665,893
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        17,827,898         15,883,971          3,322,592          3,093,529
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,599,480            427,070            318,356             84,098
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,060,405          2,230,184             34,684            247,659
  Units redeemed ............................        (1,024,394)        (1,057,774)           (38,347)           (13,401)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,635,491          1,599,480            314,693            318,356
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             ACVPVal                               ACVPVal2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,180,792)          (803,590)           (79,706)           (64,652)
  Realized gain (loss) on investments .......         6,334,620        (11,453,737)           262,462             18,037
  Change in unrealized gain (loss)
    on investments ..........................        53,201,189        112,313,929            719,414          1,603,879
  Reinvested capital gains ..................         3,912,210                  -             64,635                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        62,267,227        100,056,602            966,805          1,557,264
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        15,981,752         40,212,473            262,726          3,783,259
  Transfers between funds ...................        15,605,517          8,682,417            210,998            436,614
  Redemptions (note 3) ......................       (39,472,404)       (30,265,743)          (418,606)          (177,312)
  Annuity benefits ..........................          (105,213)           (55,597)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................            (7,118)            (6,990)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (706,616)          (563,147)            (7,785)            (3,460)
  Adjustments to maintain reserves ..........          (739,731)            71,889                 82               (235)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (9,443,813)        18,075,302             47,415          4,038,866
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        52,823,414        118,131,904          1,014,220          5,596,130
Contract owners' equity beginning
  of period .................................       489,389,745        371,257,841          7,970,560          2,374,430
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   542,213,159        489,389,745          8,984,780          7,970,560
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        31,663,303         30,662,966            732,705            276,263
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         8,406,739         18,604,333             97,395            519,970
  Units redeemed ............................        (9,003,449)       (17,603,996)           (93,551)           (63,528)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        31,066,593         31,663,303            736,549            732,705
                                                ===============    ===============    ===============    ===============

                                                             BBTCapMgr                             BBTLgCapV
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (12,026)           (13,138)            18,077             15,144
  Realized gain (loss) on investments .......            23,259            (23,664)           (10,168)           (13,786)
  Change in unrealized gain (loss)
    on investments ..........................           159,971            329,842            394,666            546,992
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           171,204            293,040            402,575            548,350
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions: ........................
  Purchase payments received from
    contract owners (note 3) ................           634,164            333,536            619,078          1,338,537
  Transfers between funds ...................          (215,769)               649            (33,946)             5,120
  Redemptions (note 3) ......................          (211,275)          (170,905)          (219,342)          (109,417)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (6,247)            (7,882)            (8,137)            (2,902)
  Adjustments to maintain reserves ..........               (61)               (95)               125               (308)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           200,812            155,303            357,778          1,231,030
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           372,016            448,343            760,353          1,779,380
Contract owners' equity beginning
  of period .................................         1,566,829          1,118,486          3,177,031          1,397,651
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         1,938,845          1,566,829          3,937,384          3,177,031
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           160,093            141,508            322,683            173,232
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           105,123             42,290             69,075            165,012
  Units redeemed ............................           (85,700)           (23,705)           (33,873)           (15,561)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           179,516            160,093            357,885            322,683
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             BBTLgCoGr                             BBTMdCapGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (18,103)           (18,240)           (34,452)           (20,151)
  Realized gain (loss) on investments .......            (4,765)           (13,956)            14,444             (1,079)
  Change in unrealized gain (loss)
    on investments ..........................            93,814            349,913            407,247            501,715
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            70,946            317,717            387,239            480,485
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           303,239            627,121            736,613            634,073
  Transfers between funds ...................           (49,903)               (22)            (9,463)            (2,862)
  Redemptions (note 3) ......................           (91,253)           (35,776)          (164,164)          (104,759)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (2,113)              (720)            (4,426)            (3,092)
  Adjustments to maintain reserves ..........               159               (262)               280               (228)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           160,129            590,341            558,840            523,132
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           231,075            908,058            946,079          1,003,617
Contract owners' equity beginning
  of period .................................         1,658,565            750,507          2,052,428          1,048,811
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,889,640          1,658,565          2,998,507          2,052,428
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           186,382            106,392            183,955            126,777
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            42,482             87,522             72,284             69,447
  Units redeemed ............................           (25,029)            (7,532)           (23,669)           (12,269)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           203,835            186,382            232,570            183,955
                                                ===============    ===============    ===============    ===============

                                                             CSGPVen                               CSIntFoc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (38,404)           (36,003)            (2,170)           (43,997)
  Realized gain (loss) on investments .......            14,148           (329,887)            65,470           (414,687)
  Change in unrealized gain (loss)
    on investments ..........................           628,183          1,734,142          1,068,964          2,783,606
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           603,927          1,368,252          1,132,264          2,324,922
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................             4,591             (4,326)             8,785              7,577
  Transfers between funds ...................          (380,323)          (433,771)          (400,347)          (978,695)
  Redemptions (note 3) ......................          (377,890)          (398,971)          (808,223)          (669,844)
  Annuity benefits ..........................                 -                  -                  -             (1,981)
  Annual contract maintenance charges
    (note 2) ................................               (56)               (71)               (68)               (85)
  Contingent deferred sales charges
    (note 2) ................................            (6,546)           (11,302)           (11,761)           (13,099)
  Adjustments to maintain reserves ..........                18             (4,034)            (2,280)            (6,185)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (760,206)          (852,475)        (1,213,894)        (1,662,312)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (156,279)           515,777            (81,630)           662,610
Contract owners' equity beginning
  of period .................................         4,142,199          3,626,422          9,417,708          8,755,098
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         3,985,920          4,142,199          9,336,078          9,417,708
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           447,652            572,102          1,056,590          1,294,997
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................               909                544                904                802
  Units redeemed ............................           (79,010)          (124,994)          (135,761)          (239,209)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           369,551            447,652            921,733          1,056,590
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             CSLCapV                               DryELeadS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (77,136)           (38,451)           (27,125)           (16,332)
  Realized gain (loss) on investments .......           147,337           (440,817)            63,935             11,273
  Change in unrealized gain (loss)
    on investments ..........................         1,415,248          3,421,741             (1,894)           357,676
  Reinvested capital gains ..................                 -                  -            127,178                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,485,449          2,942,473            162,094            352,617
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           195,032            240,886             91,714            624,875
  Transfers between funds ...................          (364,091)          (311,936)            (3,269)           111,095
  Redemptions (note 3) ......................        (1,353,458)        (1,733,593)           (37,800)           (35,253)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................              (240)              (263)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (20,470)           (28,234)              (218)              (178)
  Adjustments to maintain reserves ..........               688             (1,338)               (87)               (83)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (1,542,539)        (1,834,478)            50,340            700,456
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           (57,090)         1,107,995            212,434          1,053,073
Contract owners' equity beginning
  of period .................................        15,061,157         13,953,162          1,350,550            297,477
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    15,004,067         15,061,157          1,562,984          1,350,550
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,221,166          1,401,028            122,126             38,847
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           256,528            192,486             19,411             97,998
  Units redeemed ............................          (373,766)          (372,348)           (15,460)           (14,719)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,103,928          1,221,166            126,077            122,126
                                                ===============    ===============    ===============    ===============

                                                             DrySmCaplxS                           DrySRGros
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (337,084)          (158,389)            (7,027)            (4,243)
  Realized gain (loss) on investments .......         3,913,284          2,315,489              2,499                (56)
  Change in unrealized gain (loss)
    on investments ..........................         4,400,053          3,461,617             19,896             54,429
  Reinvested capital gains ..................         1,308,776            204,927                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         9,285,029          5,823,644             15,368             50,130
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         4,136,102          7,819,888             24,603            195,941
  Transfers between funds ...................        17,386,226         20,799,972             63,601             (1,971)
  Redemptions (note 3) ......................        (5,211,184)        (2,425,236)           (10,801)            (7,695)
  Annuity benefits ..........................           (25,599)           (12,832)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................              (758)              (241)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (53,032)           (30,060)               (50)              (561)
  Adjustments to maintain reserves ..........            19,951              7,764                (25)               (25)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        16,251,706         26,159,255             77,328            185,689
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        25,536,735         31,982,899             92,696            235,819
Contract owners' equity beginning
  of period .................................        41,317,156          9,334,257            333,031             97,212
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        66,853,891         41,317,156            425,727            333,031
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,945,170          1,223,668             36,008             12,952
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         5,404,493          7,791,273             10,062             25,658
  Units redeemed ............................        (4,049,346)        (5,069,771)            (1,800)            (2,602)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         5,300,317          3,945,170             44,270             36,008
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             DrySRGro                              DryStklx
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,004,749)        (1,315,993)         6,632,101          3,209,920
  Realized gain (loss) on investments .......       (14,422,415)       (31,002,625)       (37,067,888)       (72,317,275)
  Change in unrealized gain (loss)
    on investments ..........................        21,675,991         60,627,660        122,552,674        289,514,476
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         6,248,827         28,309,042         92,116,887        220,407,121
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,657,083          6,653,308         34,840,305         67,281,477
  Transfers between funds ...................        (3,954,806)        (8,645,842)       (20,204,953)       (19,221,419)
  Redemptions (note 3) ......................       (12,117,329)       (10,793,344)       (95,183,084)       (73,287,661)
  Annuity benefits ..........................           (55,201)           (37,084)          (217,320)          (119,771)
  Annual contract maintenance charges
    (note 2) ................................           (21,025)           (24,135)           (48,926)           (53,233)
  Contingent deferred sales charges
    (note 2) ................................          (256,031)          (256,875)        (1,739,446)        (1,484,455)
  Adjustments to maintain reserves ..........          (182,287)          (186,634)          (118,580)          (131,763)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (10,929,596)       (13,290,606)       (82,672,004)       (27,016,825)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (4,680,769)        15,018,436          9,444,883        193,390,296
Contract owners' equity beginning
  of period .................................       139,750,465        124,732,029      1,059,258,909        865,868,613
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   135,069,696        139,750,465      1,068,703,792      1,059,258,909
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        14,356,877         15,948,771         92,185,602         95,354,292
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,121,003          3,706,169         13,166,601         30,479,020
  Units redeemed ............................        (3,250,998)        (5,298,063)       (20,249,477)       (33,647,710)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        13,226,882         14,356,877         85,102,726         92,185,602
                                                ===============    ===============    ===============    ===============

                                                            DryVIFApp                              DryVIFAppS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           741,201            414,015            (15,071)            (9,170)
  Realized gain (loss) on investments .......        (5,126,611)        (7,950,497)            30,064              4,752
  Change in unrealized gain (loss)
    on investments ..........................        10,330,001         36,817,443             87,050            484,710
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         5,944,591         29,280,961            102,043            480,292
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         4,385,880         13,109,647            209,275          1,956,680
  Transfers between funds ...................        (8,328,617)        (2,726,456)           112,652             33,931
  Redemptions (note 3) ......................       (14,565,221)       (12,103,228)          (119,222)           (63,881)
  Annuity benefits ..........................          (116,318)           (81,652)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................            (7,314)            (8,313)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (275,422)          (224,127)            (1,441)              (982)
  Adjustments to maintain reserves ..........           817,002             18,711               (155)              (109)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (18,090,010)        (2,015,418)           201,109          1,925,639
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (12,145,419)        27,265,543            303,152          2,405,931
Contract owners' equity beginning
  of period .................................       175,134,928        147,869,385          3,413,604          1,007,673
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       162,989,509        175,134,928          3,716,756          3,413,604
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        14,368,474         14,518,204            345,131            120,876
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,979,084          5,067,288             37,044            247,553
  Units redeemed ............................        (3,509,294)        (5,217,018)           (16,765)           (23,298)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        12,838,264         14,368,474            365,410            345,131
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             DryVIFDevLD                           DryVIFIntVal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (5,723)            (4,617)              (923)               438
  Realized gain (loss) on investments .......             2,101               (510)            13,137             (1,409)
  Change in unrealized gain (loss)
    on investments ..........................            39,881             83,598             50,833             96,295
  Reinvested capital gains ..................                 -                  -              6,104                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            36,259             78,471             69,151             95,324
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            54,095             84,088             41,244            218,798
  Transfers between funds ...................           (10,137)               (33)           (41,953)            (1,120)
  Redemptions (note 3) ......................            (5,755)            (1,986)           (11,203)            (5,634)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................               (23)               (65)              (358)              (172)
  Adjustments to maintain reserves ..........               209                (76)                16                (11)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            38,389             81,928            (12,254)           211,861
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            74,648            160,399             56,897            307,185
Contract owners' equity beginning
  of period .................................           371,156            210,757            377,382             70,197
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       445,804            371,156            434,279            377,382
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            36,181             27,276             32,213              8,057
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             4,592              9,105              3,379             25,037
  Units redeemed ............................            (1,403)              (200)            (4,298)              (881)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            39,370             36,181             31,294             32,213
                                                ===============    ===============    ===============    ===============

                                                             FedAmLeadS                            FedCapAps
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            (4,069)            (4,108)           (17,758)           (13,847)
  Realized gain (loss) on investments .......            11,240              1,097             35,077              4,112
  Change in unrealized gain (loss)
    on investments ..........................            43,015            121,084             44,550            213,489
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            50,186            118,073             61,869            203,754
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            37,694            363,840             29,495            555,615
  Transfers between funds ...................            23,482             28,615            (60,524)            95,828
  Redemptions (note 3) ......................           (15,875)           (11,600)           (32,735)           (38,086)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................              (600)               (35)              (602)              (538)
  Adjustments to maintain reserves ..........               (15)               (48)               (50)               (33)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            44,686            380,772            (64,416)           612,786
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            94,872            498,845             (2,547)           816,540
Contract owners' equity beginning
  of period .................................           632,955            134,110          1,260,625            444,085
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           727,827            632,955          1,258,078          1,260,625
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            62,971             16,666            127,784             54,725
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             9,508             52,154              8,786             81,191
  Units redeemed ............................            (5,071)            (5,849)           (15,267)            (8,132)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            67,408             62,971            121,303            127,784
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FedHiIncS                             FedQualBd
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       360,770            102,067         11,859,677          9,457,505
  Realized gain (loss) on investments .......           211,847             74,770          1,940,383          7,041,322
  Change in unrealized gain (loss)
    on investments ..........................           (91,245)           555,564         (8,876,907)        (2,612,698)
  Reinvested capital gains ..................                 -                  -          3,671,473                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           481,372            732,401          8,594,626         13,886,129
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           271,593          4,345,259         12,300,100         70,734,000
  Transfers between funds ...................          (649,477)           754,565        (49,319,090)       (30,257,419)
  Redemptions (note 3) ......................          (703,366)          (156,277)       (33,756,198)       (46,620,250)
  Annuity benefits ..........................                 -                  -            (99,655)          (218,968)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (2,981)            (3,019)
  Contingent deferred sales charges
    (note 2) ................................            (2,489)            (3,136)          (527,229)          (671,540)
  Adjustments to maintain reserves ..........                10               (211)           157,761           (170,052)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (1,083,729)         4,940,200        (71,247,292)        (7,207,248)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (602,357)         5,672,601        (62,652,666)         6,678,881
Contract owners' equity beginning
  of period .................................         6,802,892          1,130,291        425,597,014        418,918,133
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     6,200,535          6,802,892        362,944,348        425,597,014
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           594,118            118,039         33,400,483         33,983,812
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           123,908            603,072          4,283,278         18,046,765
  Units redeemed ............................          (216,668)          (126,993)        (9,892,247)       (18,630,094)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           501,358            594,118         27,791,514         33,400,483
                                                ===============    ===============    ===============    ===============

                                                             FedQualBds                            FidVIPEIS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           272,843             68,980          2,385,188          2,957,135
  Realized gain (loss) on investments .......            21,342             49,972          1,659,770        (40,830,053)
  Change in unrealized gain (loss)
    on investments ..........................          (243,096)            66,593         74,957,662        216,526,362
  Reinvested capital gains ..................           111,654                  -          3,165,949                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           162,743            185,545         82,168,569        178,653,444
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           393,248         10,048,778         28,214,623         64,854,038
  Transfers between funds ...................          (981,821)        (1,270,391)        23,367,078         48,190,726
  Redemptions (note 3) ......................          (751,417)          (504,510)       (73,051,498)       (55,923,331)
  Annuity benefits ..........................                 -                  -           (258,035)          (135,363)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -            (10,845)           (10,528)
  Contingent deferred sales charges
    (note 2) ................................            (8,379)            (4,877)        (1,258,448)          (958,714)
  Adjustments to maintain reserves ..........              (121)              (618)          (677,502)            (8,175)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (1,348,490)         8,268,382        (23,674,627)        56,008,653
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (1,185,747)         8,453,927         58,493,942        234,662,097
Contract owners' equity beginning
  of period .................................        12,646,527          4,192,600        836,579,731        601,917,634
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        11,460,780         12,646,527        895,073,673        836,579,731
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,158,034            393,660         64,919,984         60,212,580
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            83,334          1,025,655         10,873,410         27,071,472
  Units redeemed ............................          (207,005)          (261,281)       (12,682,821)       (22,364,068)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,034,363          1,158,034         63,110,573         64,919,984
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPEI2                             FidVIPGrS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (65,215)           (96,560)        (6,539,192)        (5,853,614)
  Realized gain (loss) on investments .......           384,939             22,557        (73,705,202)      (137,589,464)
  Change in unrealized gain (loss)
    on investments ..........................         1,051,925          3,129,669         89,715,070        305,059,557
  Reinvested capital gains ..................            57,580                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,429,229          3,055,666          9,470,676        161,616,479
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           611,034          8,370,813         19,375,929         36,005,367
  Transfers between funds ...................           204,525            437,918        (39,388,199)        (1,208,425)
  Redemptions (note 3) ......................          (649,027)          (328,496)       (58,181,743)       (45,629,834)
  Annuity benefits ..........................                 -                  -           (107,118)          (131,451)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -            (25,605)           (28,506)
  Contingent deferred sales charges
    (note 2) ................................            (9,765)            (2,048)        (1,199,407)        (1,026,702)
  Adjustments to maintain reserves ..........                54               (299)           165,408           (202,616)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           156,821          8,477,888        (79,360,735)       (12,222,167)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         1,586,050         11,533,554        (69,890,059)       149,394,312
Contract owners' equity beginning
  of period .................................        15,156,305          3,622,751        684,233,425        534,839,113
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    16,742,355         15,156,305        614,343,366        684,233,425
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,453,838            443,769         58,941,283         60,318,635
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           191,478          1,106,984          7,186,329         22,837,358
  Units redeemed ............................          (174,813)           (96,915)       (14,156,664)       (24,214,710)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,470,503          1,453,838         51,970,948         58,941,283
                                                ===============    ===============    ===============    ===============

                                                             FidVIPGr2                             FidVIPHIS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (101,296)           (73,170)        20,156,403         11,852,743
  Realized gain (loss) on investments .......           141,455             20,004         16,056,216         22,384,181
  Change in unrealized gain (loss)
    on investments ..........................            32,193          1,241,220        (15,460,002)        24,568,742
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            72,352          1,188,054         20,752,617         58,805,666
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           317,918          3,313,085          7,739,145         26,110,907
  Transfers between funds ...................            11,155             96,499        (45,098,634)        70,065,598
  Redemptions (note 3) ......................          (285,524)          (120,097)       (28,893,459)       (26,465,680)
  Annuity benefits ..........................                 -                  -            (33,698)           (29,096)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (3,297)            (3,442)
  Contingent deferred sales charges
    (note 2) ................................            (4,244)              (526)          (387,277)          (376,102)
  Adjustments to maintain reserves ..........               (51)              (158)            52,925             42,675
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            39,254          3,288,803        (66,624,295)        69,344,860
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           111,606          4,476,857        (45,871,678)       128,150,526
Contract owners' equity beginning
  of period .................................         5,981,099          1,504,242        324,110,785        195,960,259
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         6,092,705          5,981,099        278,239,107        324,110,785
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           619,256            202,676         35,327,848         26,938,971
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            77,964            456,810         22,592,550         58,315,696
  Units redeemed ............................           (74,304)           (40,230)       (29,852,561)       (49,926,819)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           622,916            619,256         28,067,837         35,327,848
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPOvS                             FidVIPOvS2R
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $           664           (176,474)           (65,245)           (64,500)
  Realized gain (loss) on investments .......         1,314,469         (3,076,782)           221,844             54,812
  Change in unrealized gain (loss)
    on investments ..........................         6,130,247         23,651,221            694,824          2,035,086
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         7,445,380         20,397,965            851,423          2,025,398
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           198,329            537,425            372,280          3,554,446
  Transfers between funds ...................        (3,824,188)        (7,727,998)           649,000              4,793
  Redemptions (note 3) ......................        (5,918,879)        (4,302,100)          (344,476)          (152,954)
  Annuity benefits ..........................           (20,179)           (10,721)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................            (1,045)            (1,103)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (135,866)           (92,362)            (6,591)              (563)
  Adjustments to maintain reserves ..........            29,692            (83,871)               405               (187)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (9,672,136)       (11,680,730)           670,618          3,405,535
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (2,226,756)         8,717,235          1,522,041          5,430,933
Contract owners' equity beginning
  of period .................................        68,581,584         59,864,349          6,988,652          1,557,719
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    66,354,828         68,581,584          8,510,693          6,988,652
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         6,173,912          7,674,047            646,592            202,377
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            39,078             43,998            134,371            513,879
  Units redeemed ............................          (903,899)        (1,544,133)           (72,701)           (69,664)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         5,309,091          6,173,912            708,262            646,592
                                                ===============    ===============    ===============    ===============

                                                             FidVIPOvSR                            FidVIPConS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (177,165)          (195,934)        (6,434,775)        (4,507,583)
  Realized gain (loss) on investments .......           907,345           (302,818)        (8,454,909)       (23,220,747)
  Change in unrealized gain (loss)
    on investments ..........................         7,894,149         14,003,683        107,479,707        162,538,409
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         8,624,329         13,504,931         92,590,023        134,810,079
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,104,185          7,214,455         24,564,304         49,277,631
  Transfers between funds ...................        20,442,176         19,016,865         54,710,889         10,604,840
  Redemptions (note 3) ......................        (5,396,077)        (1,809,731)       (57,631,258)       (41,625,713)
  Annuity benefits ..........................            (4,753)              (131)          (254,939)          (198,300)
  Annual contract maintenance charges
    (note 2) ................................              (628)              (340)           (23,138)           (24,206)
  Contingent deferred sales charges
    (note 2) ................................           (92,312)           (27,411)        (1,066,934)          (870,693)
  Adjustments to maintain reserves ..........            31,742            108,398          1,155,991             (7,151)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        20,084,333         24,502,105         21,454,915         17,156,408
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        28,708,662         38,007,036        114,044,938        151,966,487
Contract owners' equity beginning
  of period .................................        55,925,673         17,918,637        656,129,896        504,163,409
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        84,634,335         55,925,673        770,174,834        656,129,896
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         5,106,033          2,316,895         46,557,635         45,313,610
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         3,586,241          3,791,072         10,828,104         14,260,004
  Units redeemed ............................        (1,829,504)        (1,001,934)        (9,436,648)       (13,015,979)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         6,862,770          5,106,033         47,949,091         46,557,635
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPCon2                            FidVIPIGBdS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (223,535)          (140,236)           355,270            (34,382)
  Realized gain (loss) on investments .......           217,629             31,589           (292,649)             5,836
  Change in unrealized gain (loss)
    on investments ..........................         1,739,696          2,412,240            154,950            149,709
  Reinvested capital gains ..................                 -                  -            440,690                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,733,790          2,303,593            658,261            121,163
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           589,993          7,027,821          2,295,923          2,071,887
  Transfers between funds ...................           743,062            604,330         18,701,251          9,379,418
  Redemptions (note 3) ......................          (447,831)          (184,112)        (1,846,372)          (293,119)
  Annuity benefits ..........................                 -                  -            (10,022)            (1,314)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -               (219)                (6)
  Contingent deferred sales charges
    (note 2) ................................            (4,689)            (1,778)           (25,864)            (1,022)
  Adjustments to maintain reserves ..........                56               (264)            13,919                469
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           880,591          7,445,997         19,128,616         11,156,313
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         2,614,381          9,749,590         19,786,877         11,277,476
Contract owners' equity beginning
  of period .................................        12,657,188          2,907,598         11,277,476                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    15,271,569         12,657,188         31,064,353         11,277,476
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,168,158            337,942          1,077,164                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           177,664            897,404          3,110,124          1,507,694
  Units redeemed ............................           (99,203)           (67,188)        (1,296,093)          (430,530)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,246,619          1,168,158          2,891,195          1,077,164
                                                ===============    ===============    ===============    ===============

                                                             FidVIPGrOpS                           FidVIPMCap2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (540,389)          (389,580)          (163,129)           (81,089)
  Realized gain (loss) on investments .......        (7,399,065)       (14,286,860)           205,528             10,676
  Change in unrealized gain (loss)
    on investments ..........................        12,765,695         36,481,667          1,850,811          1,878,669
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         4,826,241         21,805,227          1,893,210          1,808,256
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         2,001,729          2,356,973            746,035          3,529,924
  Transfers between funds ...................        (4,484,481)        (6,408,512)           775,785            594,687
  Redemptions (note 3) ......................        (9,990,025)        (8,538,150)          (395,996)          (118,471)
  Annuity benefits ..........................           (15,657)           (18,518)            (1,591)                 -
  Annual contract maintenance charges
    (note 2) ................................            (2,026)            (2,326)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (192,162)          (174,358)            (4,035)            (1,623)
  Adjustments to maintain reserves ..........             7,543            (10,477)             6,115               (190)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (12,675,079)       (12,795,368)         1,126,313          4,004,327
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (7,848,838)         9,009,859          3,019,523          5,812,583
Contract owners' equity beginning
  of period .................................        96,048,626         87,038,767          7,623,045          1,810,462
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        88,199,788         96,048,626         10,642,568          7,623,045
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        10,741,094         12,480,171            656,982            211,852
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           510,985          1,335,597            153,919            482,447
  Units redeemed ............................        (1,928,845)        (3,074,674)           (69,414)           (37,317)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         9,323,234         10,741,094            741,487            656,982
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPValS                            FidVIPValS2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (738,986)          (279,775)           (46,764)           (24,057)
  Realized gain (loss) on investments .......         1,028,554          6,752,263            142,209            176,805
  Change in unrealized gain (loss)
    on investments ..........................         2,895,101          1,985,566            182,372            458,030
  Reinvested capital gains ..................           157,629            293,422              6,448             10,081
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         3,342,298          8,751,476            284,265            620,859
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         4,094,308          4,996,329            222,906            811,914
  Transfers between funds ...................         8,980,971         30,004,669            395,083            253,649
  Redemptions (note 3) ......................        (5,140,335)        (1,891,915)           (77,921)           (33,735)
  Annuity benefits ..........................           (18,236)            (8,806)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................              (534)               (98)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (88,695)           (28,192)              (494)              (375)
  Adjustments to maintain reserves ..........            24,467            (24,605)                65                (81)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         7,851,946         33,047,382            539,639          1,031,372
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        11,194,244         41,798,858            823,904          1,652,231
Contract owners' equity beginning
  of period .................................        48,502,026          6,703,168          2,099,853            447,622
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    59,696,270         48,502,026          2,923,757          2,099,853
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         4,151,781            897,365            182,049             59,983
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         7,505,734         14,039,508             77,813            178,722
  Units redeemed ............................        (7,117,363)       (10,785,092)           (32,977)           (56,656)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         4,540,152          4,151,781            226,885            182,049
                                                ===============    ===============    ===============    ===============

                                                             FHCapAp                               FHCoreEq
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            (7,191)            (4,838)            (7,916)           (13,413)
  Realized gain (loss) on investments .......            10,088             (1,226)             2,833            (28,858)
  Change in unrealized gain (loss)
    on investments ..........................            46,582            311,278             98,119            480,815
  Reinvested capital gains ..................            72,454                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           121,933            305,214             93,036            438,544
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            68,891            127,146            121,927            477,443
  Transfers between funds ...................              (255)            74,214           (116,899)            87,598
  Redemptions (note 3) ......................           (42,066)           (17,698)          (106,325)          (134,190)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................              (496)              (121)            (1,638)            (3,784)
  Adjustments to maintain reserves ..........               (16)               (95)               (51)             1,701
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            26,058            183,446           (102,986)           428,768
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           147,991            488,660             (9,950)           867,312
Contract owners' equity beginning
  of period .................................         1,123,966            635,306          2,291,178          1,423,866
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         1,271,957          1,123,966          2,281,228          2,291,178
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            89,589             71,602            241,003            190,512
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             6,680             20,443             15,015             93,260
  Units redeemed ............................            (4,564)            (2,456)           (26,132)           (42,769)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            91,705             89,589            229,886            241,003
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                          FrVIPRisDiv2                          FrVIPSmCapV2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (1,392)                 -               (569)                 -
  Realized gain (loss) on investments .......                58                  -                736                  -
  Change in unrealized gain (loss)
    on investments ..........................            29,810                  -             16,974                  -
  Reinvested capital gains ..................               837                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            29,313                  -             17,141                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           428,541                  -            158,291                  -
  Transfers between funds ...................            40,478                  -             64,152                  -
  Redemptions (note 3) ......................            (4,290)                 -               (671)                 -
  Annuity benefits ..........................           (14,249)                 -             (5,840)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................                 -                  -                  -                  -
  Adjustments to maintain reserves ..........               103                  -                 (3)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           450,583                  -            215,929                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ........          479,896                  -            233,070                  -
Contract owners' equity beginning
  of period .................................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ........  $       479,896                  -            233,070                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            44,349                  -             18,367                  -
  Units redeemed ............................            (1,625)                 -               (508)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            42,724                  -             17,859                  -
                                                ===============    ===============    ===============    ===============

                                                          FrVIPForSec2                          FrVIPForSec3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............                89                  -                (53)                 -
  Realized gain (loss) on investments .......                41                  -                221                  -
  Change in unrealized gain (loss)
    on investments ..........................            13,202                  -              2,263                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            13,332                  -              2,431                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           102,522                  -             39,619                  -
  Transfers between funds ...................                 -                  -                  -                  -
  Redemptions (note 3) ......................              (757)                 -             (1,061)                 -
  Annuity benefits ..........................           (10,813)                 -               (146)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................                 -                  -                  -                  -
  Adjustments to maintain reserves ..........                93                  -                 (3)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            91,045                  -            38,409                   -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           104,377                  -             40,840                  -
Contract owners' equity beginning
  of period .................................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           104,377                  -             40,840                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             9,190                  -              3,696                  -
  Units redeemed ............................              (846)                 -               (106)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             8,344                  -              3,590                  -
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITCVal                              GVITIntVal2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       132,644             59,023                 12                  -
  Realized gain (loss) on investments .......         1,256,200         (3,489,008)                 3                  -
  Change in unrealized gain (loss)
    on investments ..........................        10,555,909         14,454,074                582                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        11,944,753         11,024,089                597                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         3,781,813          5,147,961              3,917                  -
  Transfers between funds ...................        35,009,986          8,018,068                  -                  -
  Redemptions (note 3) ......................        (6,327,542)        (3,160,411)                 -                  -
  Annuity benefits ..........................           (30,698)           (11,511)              (171)                 -
  Annual contract maintenance charges
    (note 2) ................................            (1,279)              (828)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (112,208)           (47,211)                 -                  -
  Adjustments to maintain reserves ..........            18,796             (7,321)                (2)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        32,338,868          9,938,747              3,744                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        44,283,621         20,962,836              4,341                  -
Contract owners' equity beginning
  of period .................................        54,245,076         33,282,240                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    98,528,697         54,245,076              4,341                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         5,371,018          4,287,245                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         4,532,752          2,945,787                350                  -
  Units redeemed ............................        (1,529,921)        (1,862,014)               (14)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         8,373,849          5,371,018                336                  -
                                                ===============    ===============    ===============    ===============

                                                           GVITIntVal3                          GVITDMidCapl
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           166,818            (24,580)        (1,911,225)        (1,538,275)
  Realized gain (loss) on investments .......           280,133            886,538          4,080,015         (7,053,738)
  Change in unrealized gain (loss)
    on investments ..........................         3,493,675            475,421         28,670,704         68,228,073
  Reinvested capital gains ..................                 -                  -          7,307,584              1,510
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         3,940,626          1,337,379         38,147,078         59,637,570
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,644,153            341,824         11,875,890         24,079,746
  Transfers between funds ...................        24,650,487          4,671,715         18,994,566         11,446,453
  Redemptions (note 3) ......................        (1,334,536)           (66,034)       (21,782,567)       (16,068,806)
  Annuity benefits ..........................                 -                  -            (76,342)           (66,880)
  Annual contract maintenance charges
    (note 2) ................................              (104)                 -             (4,512)            (3,998)
  Contingent deferred sales charges
    (note 2) ................................           (18,083)            (1,251)          (368,045)          (276,642)
  Adjustments to maintain reserves ..........           (84,093)             1,622             96,017             44,911
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        24,857,824          4,947,876          8,735,007         19,154,784
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        28,798,450          6,285,255         46,882,085         78,792,354
Contract owners' equity beginning
  of period .................................         6,285,255                  -        263,032,318        184,239,964
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        35,083,705          6,285,255        309,914,403        263,032,318
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           458,485                  -         15,398,869         14,362,198
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,195,435          5,645,277          4,387,640          8,932,238
  Units redeemed ............................          (515,679)        (5,186,792)        (3,925,569)        (7,895,567)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         2,138,241            458,485         15,860,940         15,398,869
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITEmMrkts                           GVITEmMrkts3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (12,047)           (20,148)           (82,269)          (123,163)
  Realized gain (loss) on investments .......           309,349           (182,123)         6,187,128          1,425,871
  Change in unrealized gain (loss)
    on investments ..........................            14,755          2,015,695         (5,144,179)         8,314,911
  Reinvested capital gains ..................           302,339                  -          3,589,995                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           614,396          1,813,424          4,550,675          9,617,619
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            50,458             26,082          2,639,637          2,586,000
  Transfers between funds ...................        (1,208,395)          (531,852)         7,564,349         14,341,938
  Redemptions (note 3) ......................          (197,204)          (274,119)        (4,131,891)        (1,501,704)
  Annuity benefits ..........................            (6,895)            (8,490)              (588)                 -
  Annual contract maintenance charges
    (note 2) ................................              (186)              (153)              (504)              (143)
  Contingent deferred sales charges
    (note 2) ................................            (2,426)            (6,425)           (62,491)           (37,171)
  Adjustments to maintain reserves ..........            11,633                128             25,100              3,143
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (1,353,015)          (794,829)         6,033,612         15,392,063
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (738,619)         1,018,595         10,584,287         25,009,682
Contract owners' equity beginning
  of period .................................         4,486,203          3,467,608         34,902,010          9,892,328
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     3,747,584          4,486,203         45,486,297         34,902,010
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           406,653            515,037          2,849,141          1,318,331
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            24,677             16,383          3,233,682          2,669,042
  Units redeemed ............................          (147,211)          (124,767)        (2,976,576)        (1,138,232)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           284,119            406,653          3,106,247          2,849,141
                                                ===============    ===============    ===============    ===============

                                                             GVITEmMrkts6                          GVITFHiInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............               359                  -         12,241,159         11,281,596
  Realized gain (loss) on investments .......               195                  -          9,570,747          2,031,017
  Change in unrealized gain (loss)
    on investments ..........................            10,878                  -         (5,297,847)        19,103,214
  Reinvested capital gains ..................            11,318                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            22,750                  -         16,514,059         32,415,827
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            15,809                  -          6,619,153         19,713,725
  Transfers between funds ...................           118,135                  -          7,690,137         30,693,333
  Redemptions (note 3) ......................              (998)                 -        (17,628,815)       (16,550,572)
  Annuity benefits ..........................                 -                  -            (36,443)           (23,924)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (1,434)            (1,278)
  Contingent deferred sales charges
    (note 2) ................................                (1)                 -           (287,592)          (236,002)
  Adjustments to maintain reserves ..........                14                  -             54,570            (28,454)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           132,959                  -         (3,590,424)        33,566,828
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           155,709                  -         12,923,635         65,982,655
Contract owners' equity beginning
  of period .................................                 -                  -        204,038,119        138,055,464
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           155,709                  -        216,961,754        204,038,119
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         16,524,655         13,477,703
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            13,383                  -          9,445,595         21,012,937
  Units redeemed ............................               (89)                 -         (9,814,369)       (17,965,985)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            13,294                  -         16,155,881         16,524,655
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITGlFin1                            GVITGlFin3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $            40               (182)            23,948            (19,708)
  Realized gain (loss) on investments .......             4,708              4,008            699,025            130,809
  Change in unrealized gain (loss)
    on investments ..........................              (332)             1,626            (74,111)           522,299
  Reinvested capital gains ..................             2,562              3,062            538,454            517,212
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             6,978              8,514          1,187,316          1,150,612
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            14,243             15,896            334,997            763,758
  Transfers between funds ...................                 -                  -          3,067,052          1,497,125
  Redemptions (note 3) ......................            (1,015)            (8,748)          (979,769)          (296,640)
  Annuity benefits ..........................            (8,325)            (6,072)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (76)               (12)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -            (22,491)            (9,699)
  Adjustments to maintain reserves ..........               234                  7              1,971               (298)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............             5,137              1,083          2,401,684          1,954,234
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            12,115              9,597          3,589,000          3,104,846
Contract owners' equity beginning
  of period .................................            32,234             22,637          5,474,639          2,369,793
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $        44,349             32,234          9,063,639          5,474,639
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             2,686              2,635            444,314            268,594
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................               568                677            788,311            536,986
  Units redeemed ............................              (161)              (626)          (617,980)          (361,266)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             3,093              2,686            614,645            444,314
                                                ===============    ===============    ===============    ===============

                                                            GVITGlHlth                          GVITGlHlth3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            (1,173)              (252)          (332,470)          (202,814)
  Realized gain (loss) on investments .......             1,027                388            663,266          1,463,718
  Change in unrealized gain (loss)
    on investments ..........................             4,755             (2,408)           598,683            663,347
  Reinvested capital gains ..................               437              7,076            113,065          2,172,271
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             5,046              4,804          1,042,544          4,096,522
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            34,616            112,401          1,433,932          3,510,554
  Transfers between funds ...................            (2,698)                 -          9,785,372          5,472,303
  Redemptions (note 3) ......................            (2,324)           (55,623)        (2,637,147)        (1,255,058)
  Annuity benefits ..........................            (4,005)            (1,576)               (72)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -               (239)               (80)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -            (57,348)           (28,680)
  Adjustments to maintain reserves ..........             9,701              4,343              6,536              5,602
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            35,290             59,545          8,531,034          7,704,641
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            40,336             64,349          9,573,578         11,801,163
Contract owners' equity beginning
  of period .................................            64,349                  -         19,957,282          8,156,119
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           104,685             64,349         29,530,860         19,957,282
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................               580                  -          1,751,103            966,515
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            10,045              5,950          2,278,515          2,373,199
  Units redeemed ............................            (1,821)            (5,370)        (1,596,515)        (1,588,611)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             8,804                580          2,433,103          1,751,103
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITGITech                            GVITGITech3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (41,555)           (41,758)          (260,368)          (151,185)
  Realized gain (loss) on investments .......          (142,634)          (455,331)         1,212,659            655,526
  Change in unrealized gain (loss)
    on investments ..........................           251,984          1,931,708         (2,487,881)         3,054,545
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            67,795          1,434,619         (1,535,590)         3,558,886
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            43,174             14,773            953,984          1,875,058
  Transfers between funds ...................          (470,690)          (432,626)        (6,187,479)        15,284,220
  Redemptions (note 3) ......................          (249,605)          (250,767)        (1,981,789)          (717,055)
  Annuity benefits ..........................            (2,714)              (884)              (205)                 -
  Annual contract maintenance charges
    (note 2) ................................              (292)              (312)              (327)              (173)
  Contingent deferred sales charges
    (note 2) ................................            (6,734)            (9,468)           (47,927)           (13,328)
  Adjustments to maintain reserves ..........               430               (891)            29,924              8,441
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (686,431)          (680,175)        (7,233,819)        16,437,163
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (618,636)           754,444         (8,769,409)        19,996,049
Contract owners' equity beginning
  of period .................................         3,857,204          3,102,760         23,644,482          3,648,433
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     3,238,568          3,857,204         14,875,073         23,644,482
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,232,090          1,513,650          2,165,513            511,430
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            26,033             65,277          1,004,343          2,593,769
  Units redeemed ............................          (260,292)          (346,837)        (1,848,623)          (939,686)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           997,831          1,232,090          1,321,233          2,165,513
                                                ===============    ===============    ===============    ===============

                                                           GVITGIUtl1                            GVITGIUtl3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............                54               (314)            44,355            (10,268)
  Realized gain (loss) on investments .......             9,832              3,669            443,015             21,054
  Change in unrealized gain (loss)
    on investments ..........................             3,477              6,261          1,877,480            381,561
  Reinvested capital gains ..................             3,231                  -            820,589                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            16,594              9,616          3,185,439            392,347
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................                (1)            18,987            399,115            412,418
  Transfers between funds ...................            11,362                  -         14,719,238          1,485,667
  Redemptions (note 3) ......................            (4,895)           (11,467)        (1,529,293)          (131,309)
  Annuity benefits ..........................            (1,307)              (572)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (55)               (26)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -            (13,801)            (3,073)
  Adjustments to maintain reserves ..........               796                  7              2,523             15,047
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............             5,955              6,955         13,577,727          1,778,724
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            22,549             16,571         16,763,166          2,171,071
Contract owners' equity beginning
  of period .................................            54,526             37,955          2,946,757            775,686
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......            77,075             54,526         19,709,923          2,946,757
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             5,169              4,408            303,185             97,862
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................               709              1,128          1,674,415            379,733
  Units redeemed ............................              (185)              (367)          (401,172)          (174,410)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             5,693              5,169          1,576,428            303,185
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITGvtBd                             GVITGvtBd2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    30,429,642         18,903,344            643,894            252,827
  Realized gain (loss) on investments .......          (723,319)        14,834,041           (212,731)           (76,136)
  Change in unrealized gain (loss)
    on investments ..........................       (30,035,683)       (27,948,772)          (618,705)          (306,298)
  Reinvested capital gains ..................        14,599,981          1,365,121            385,879             26,042
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        14,270,621          7,153,734            198,337           (103,565)
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        21,014,695        104,589,456            601,007         17,330,638
  Transfers between funds ...................      (104,550,935)      (209,210,831)        (2,801,864)        (4,421,736)
  Redemptions (note 3) ......................       (81,464,065)      (109,981,926)        (1,346,191)        (1,891,978)
  Annuity benefits ..........................          (209,373)          (381,274)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................           (10,132)           (12,446)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................        (1,209,234)        (1,784,293)           (13,269)           (39,881)
  Adjustments to maintain reserves ..........            76,300           (110,802)               (32)            (1,117)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............      (166,352,744)      (216,892,116)        (3,560,349)        10,975,926
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......      (152,082,123)      (209,738,382)        (3,362,012)        10,872,361
Contract owners' equity beginning
  of period .................................       804,239,397      1,013,977,779         20,998,616         10,126,255
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   652,157,274        804,239,397         17,636,604         20,998,616
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        61,425,031         77,981,271          1,961,425            945,128
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         7,199,619         27,396,262            108,515          1,776,083
  Units redeemed ............................       (19,829,032)       (43,952,502)          (441,005)          (759,786)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        48,795,618         61,425,031          1,628,935          1,961,425
                                                ===============    ===============    ===============    ===============

                                                             GVITGrowth                           GVITIDAgg
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (687,623)          (918,411)           165,330             18,990
  Realized gain (loss) on investments .......        (2,856,885)       (24,435,820)         4,358,635          1,427,949
  Change in unrealized gain (loss)
    on investments ..........................         9,359,622         49,323,053            662,003          6,533,904
  Reinvested capital gains ..................                 -                  -          1,361,989            499,696
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         5,815,114         23,968,822          6,547,957          8,480,539
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         2,863,333          3,469,490          7,159,783         19,038,503
  Transfers between funds ...................        (6,350,932)        (2,551,615)        13,190,154          6,653,038
  Redemptions (note 3) ......................        (9,878,593)        (7,995,182)        (4,493,548)        (2,041,857)
  Annuity benefits ..........................           (21,544)           (22,007)           (60,645)           (21,951)
  Annual contract maintenance charges
    (note 2) ................................            (7,775)            (8,403)            (1,838)              (926)
  Contingent deferred sales charges
    (note 2) ................................          (195,725)          (184,899)           (76,106)           (25,624)
  Adjustments to maintain reserves ..........             8,047            (10,127)            19,301             (1,284)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (13,583,189)        (7,302,743)        15,737,101         23,599,899
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (7,768,075)        16,666,079         22,285,058         32,080,438
Contract owners' equity beginning
  of period .................................        96,437,370         79,771,291         44,813,400         12,732,962
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        88,669,295         96,437,370         67,098,458         44,813,400
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        14,947,044         16,188,470          4,049,277          1,544,512
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           937,534          6,640,046          3,972,928          4,587,807
  Units redeemed ............................        (3,036,785)        (7,881,472)        (2,592,817)        (2,083,042)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        12,847,793         14,947,044          5,429,388          4,049,277
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITIDCon                             GVITIDMod
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $     1,112,125          1,152,057          2,602,074          1,268,850
  Realized gain (loss) on investments .......         1,713,591            254,095            922,739           (639,597)
  Change in unrealized gain (loss)
    on investments ..........................          (367,739)         4,799,618         24,203,003         39,411,597
  Reinvested capital gains ..................         1,103,556            421,643          2,049,052            121,231
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         3,561,533          6,627,413         29,776,868         40,162,081
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         8,480,442         44,072,722         39,381,882        102,210,056
  Transfers between funds ...................         2,014,461         12,124,543         63,626,504         68,595,491
  Redemptions (note 3) ......................       (15,298,474)       (13,356,444)       (27,318,841)       (16,808,886)
  Annuity benefits ..........................          (142,648)          (165,051)          (376,987)           (55,157)
  Annual contract maintenance charges
    (note 2) ................................            (1,311)              (728)            (5,628)            (2,580)
  Contingent deferred sales charges
    (note 2) ................................          (445,238)          (243,827)          (513,282)          (173,962)
  Adjustments to maintain reserves ..........            50,539           (502,578)           123,734            106,057
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (5,342,229)        41,928,637         74,917,382        153,871,019
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (1,780,696)        48,556,050        104,694,250        194,033,100
Contract owners' equity beginning
  of period .................................       112,022,363         63,466,313        314,884,132        120,851,032
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   110,241,667        112,022,363        419,578,382        314,884,132
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        10,506,818          6,278,984         28,925,404         13,348,727
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         4,050,388         10,173,947         12,791,365         21,580,075
  Units redeemed ............................        (4,551,518)        (5,946,113)        (6,268,024)        (6,003,398)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        10,005,688         10,506,818         35,448,745         28,925,404
                                                ===============    ===============    ===============    ===============

                                                           GVITIDModAgg                          GVITIDModCon
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           864,418            154,267          1,526,152          1,076,470
  Realized gain (loss) on investments .......         1,950,606           (651,164)         1,376,898           (133,485)
  Change in unrealized gain (loss)
    on investments ..........................        14,023,854         24,330,093          5,686,325         13,774,622
  Reinvested capital gains ..................         2,757,866                  -          1,174,724            250,496
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        19,596,744         23,833,196          9,764,099         14,968,103
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        23,052,929         55,130,883         14,422,163         57,421,610
  Transfers between funds ...................        41,057,087         27,364,355         15,056,868         24,398,817
  Redemptions (note 3) ......................       (12,430,698)        (6,452,346)       (14,287,673)       (11,003,076)
  Annuity benefits ..........................          (136,164)           (71,215)           (93,097)           (32,071)
  Annual contract maintenance charges
    (note 2) ................................            (5,279)            (2,343)            (1,953)            (1,056)
  Contingent deferred sales charges
    (note 2) ................................          (230,530)           (96,117)          (256,366)          (111,102)
  Adjustments to maintain reserves ..........             9,648           (105,603)            24,772            699,121
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        51,316,993         75,767,614         14,864,714         71,372,243
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        70,913,737         99,600,810         24,628,813         86,340,346
Contract owners' equity beginning
  of period .................................       149,067,065         49,466,255        156,013,061         69,672,715
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       219,980,802        149,067,065        180,641,874        156,013,061
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        13,776,564          5,730,817         14,393,258          7,262,378
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         8,230,408         11,118,223          4,827,758         10,881,920
  Units redeemed ............................        (3,699,486)        (3,072,476)        (3,534,942)        (3,751,040)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        18,307,486         13,776,564         15,686,074         14,393,258
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITIntGro                            GVITIntGro3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (4,560)           (13,025)            (7,722)           (34,451)
  Realized gain (loss) on investments .......            15,917            (80,656)           376,574            133,792
  Change in unrealized gain (loss)
    on investments ..........................           121,161            406,944            406,911            873,110
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           132,518            313,263            775,763            972,451
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................             1,554             11,974            411,067            474,845
  Transfers between funds ...................          (140,692)          (132,237)         2,339,828          1,723,097
  Redemptions (note 3) ......................           (72,793)           (55,705)          (299,541)          (108,868)
  Annuity benefits ..........................            (2,556)            (5,539)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................               (64)               (62)               (72)               (46)
  Contingent deferred sales charges
    (note 2) ................................            (1,122)            (1,635)            (5,871)            (2,206)
  Adjustments to maintain reserves ..........               504            (54,134)             1,840               (224)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (215,169)          (237,338)         2,447,251          2,086,598
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           (82,651)            75,925          3,223,014          3,059,049
Contract owners' equity beginning
  of period .................................         1,245,284          1,169,359          4,580,456          1,521,407
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,162,633          1,245,284          7,803,470          4,580,456
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           187,653            227,163            441,368            195,852
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             7,119                395            413,234            365,306
  Units redeemed ............................           (36,016)           (39,905)          (189,101)          (119,790)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           158,756            187,653            665,501            441,368
                                                ===============    ===============    ===============    ===============

                                                            GVITIntVal6                           GVITJPBal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............              (599)                 -          1,184,110            810,971
  Realized gain (loss) on investments .......             1,272                  -         (2,684,232)        (2,305,720)
  Change in unrealized gain (loss)
    on investments ..........................            49,459                  -         12,346,423         23,721,662
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            50,132                  -         10,846,301         22,226,913
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           177,060                  -          5,361,041         12,416,387
  Transfers between funds ...................           353,906                  -             21,238          9,518,068
  Redemptions (note 3) ......................            (4,163)                 -        (14,972,126)       (12,927,805)
  Annuity benefits ..........................            (3,099)                 -            (30,794)           (23,579)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (1,775)            (1,956)
  Contingent deferred sales charges
    (note 2) ................................               (49)                 -           (246,794)          (242,528)
  Adjustments to maintain reserves ..........                99                  -             26,468             16,539
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           523,754                  -         (9,842,742)         8,755,126
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           573,886                  -          1,003,559         30,982,039
Contract owners' equity beginning
  of period .................................                 -                  -        157,664,036        126,681,997
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           573,886                  -        158,667,595        157,664,036
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         15,489,907         14,568,854
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            29,121                  -          2,222,234          3,946,749
  Units redeemed ............................              (322)                 -         (3,182,453)        (3,025,696)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            28,799                  -         14,529,688         15,489,907
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITSMdCpGr                            GVITMyMkt
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,125,786)          (994,278)        (2,942,981)        (5,458,340)
  Realized gain (loss) on investments .......         4,745,583         (7,045,441)                 -                  -
  Change in unrealized gain (loss)
    on investments ..........................         8,316,015         33,794,357                  -                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        11,935,812         25,754,638         (2,942,981)        (5,458,340)
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         3,554,790          6,842,183         70,577,724        198,004,954
  Transfers between funds ...................        (8,456,586)         8,645,331        (45,376,194)      (225,045,550)
  Redemptions (note 3) ......................        (6,853,047)        (6,907,931)      (176,705,391)      (390,885,218)
  Annuity benefits ..........................            (8,964)            (4,331)          (446,522)          (289,885)
  Annual contract maintenance charges
    (note 2) ................................            (4,076)            (4,310)            (7,935)            (9,858)
  Contingent deferred sales charges
    (note 2) ................................          (148,448)          (150,205)        (2,888,827)        (4,427,228)
  Adjustments to maintain reserves ..........             4,507            (48,906)           (47,028)          (251,494)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (11,911,824)         8,371,831       (154,894,173)      (422,904,279)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            23,988         34,126,469       (157,837,154)      (428,362,619)
Contract owners' equity beginning
  of period .................................        97,010,699         62,884,230        693,971,283      1,122,333,902
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    97,034,687         97,010,699        536,134,129        693,971,283
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         8,921,111          8,014,482         61,044,850         98,379,110
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,564,605         12,755,438         81,586,088        315,059,467
  Units redeemed ............................        (2,655,713)       (11,848,809)       (95,375,370)      (352,393,727)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         7,830,003          8,921,111         47,255,568         61,044,850
                                                ===============    ===============    ===============    ===============

                                                            GVITNWFund                            GVITNWFund2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           724,341         (2,176,740)           (20,954)           (26,501)
  Realized gain (loss) on investments .......       (50,823,057)       (51,046,654)            67,372             14,269
  Change in unrealized gain (loss)
    on investments ..........................        84,255,029        147,784,824            126,511            450,162
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        34,156,313         94,561,430            172,929            437,930
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         8,881,218         17,577,258             52,326          1,424,828
  Transfers between funds ...................       (21,296,475)       (10,001,644)           (17,628)           (80,775)
  Redemptions (note 3) ......................       (40,093,874)       (34,837,718)          (185,536)          (101,088)
  Annuity benefits ..........................          (118,362)           (97,604)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................           (19,230)           (21,097)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (722,891)          (672,237)            (5,833)            (2,118)
  Adjustments to maintain reserves ..........            59,839             29,072               (139)              (123)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (53,309,775)       (28,023,970)          (156,810)         1,240,724
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (19,153,462)        66,537,460             16,119          1,678,654
Contract owners' equity beginning
  of period .................................       448,291,057        381,753,597          2,445,831            767,177
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       429,137,595        448,291,057          2,461,950          2,445,831
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        40,667,472         43,675,677            243,662             95,189
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,489,367          4,469,689             10,410            175,561
  Units redeemed ............................        (6,303,826)        (7,477,894)           (25,705)           (27,088)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        35,853,013         40,667,472            228,367            243,662
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             GVITLead                              GVITLead3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $           (30)               (32)           (48,450)           (60,744)
  Realized gain (loss) on investments .......               893                (90)           458,719             28,756
  Change in unrealized gain (loss)
    on investments ..........................              (366)               845            422,065          1,207,972
  Reinvested capital gains ..................                53                  -             94,639                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............               550                723            926,973          1,175,984
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................                12              2,861            417,466            876,601
  Transfers between funds ...................                 -                  -           (263,140)        (1,406,167)
  Redemptions (note 3) ......................                 -             (2,829)          (486,117)          (512,147)
  Annuity benefits ..........................              (300)              (240)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (99)               (83)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -            (11,152)            (5,296)
  Adjustments to maintain reserves ..........                27                  7              1,237               (506)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............              (261)              (201)          (341,805)        (1,047,598)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......               289                522            585,168            128,386
Contract owners' equity beginning
  of period .................................             3,497              2,975          6,293,400          6,165,014
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $         3,786              3,497          6,878,568          6,293,400
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................               337                355            555,773            675,300
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................                 1                362            219,515            357,913
  Units redeemed ............................               (27)              (380)          (257,668)          (477,440)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................               311                337            517,620            555,773
                                                ===============    ===============    ===============    ===============

                                                           GVITNStrVal                           GVITSmCapGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (45,730)          (115,155)        (1,197,364)        (1,079,419)
  Realized gain (loss) on investments .......         1,417,464           (587,126)         5,834,626          1,114,567
  Change in unrealized gain (loss)
    on investments ..........................          (479,313)         4,323,916          6,141,078         23,912,585
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           892,421          3,621,635         10,778,340         23,947,733
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            51,066            183,538          3,468,698          7,770,156
  Transfers between funds ...................       (13,650,598)          (611,534)        (9,284,597)         6,808,129
  Redemptions (note 3) ......................          (481,244)          (810,958)        (7,190,753)        (6,450,435)
  Annuity benefits ..........................              (515)            (2,983)           (12,420)           (11,086)
  Annual contract maintenance charges
    (note 2) ................................              (109)              (245)            (2,080)            (2,115)
  Contingent deferred sales charges
    (note 2) ................................           (11,873)            (5,380)          (166,562)          (166,806)
  Adjustments to maintain reserves ..........           (17,033)            11,334             25,065            (18,699)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (14,110,306)        (1,236,228)       (13,162,649)         7,929,144
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (13,217,885)         2,385,407         (2,384,309)        31,876,877
Contract owners' equity beginning
  of period .................................        13,217,885         10,832,478        102,705,564         70,828,687
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......                 -         13,217,885        100,321,255        102,705,564
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,255,626          1,421,331          7,921,776          7,239,678
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           164,086            174,295          4,495,693         14,899,505
  Units redeemed ............................        (1,419,712)          (340,000)        (5,509,882)       (14,217,407)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................                 -          1,255,626          6,907,587          7,921,776
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITSmCapGr2                          GVITSmCapVal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (35,177)           (23,187)        (5,296,159)        (3,926,547)
  Realized gain (loss) on investments .......            50,224            (16,435)         8,374,886        (28,435,099)
  Change in unrealized gain (loss)
    on investments ..........................           198,201            405,858         28,054,550        180,413,361
  Reinvested capital gains ..................                 -                  -         32,764,430                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           213,248            366,236         63,897,707        148,051,715
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            49,725          1,047,997         13,762,552         27,102,458
  Transfers between funds ...................            42,846            123,652        (10,936,552)           872,900
  Redemptions (note 3) ......................           (90,975)           (34,739)       (32,793,677)       (25,048,350)
  Annuity benefits ..........................                 -                  -            (75,031)           (46,884)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (8,449)            (8,001)
  Contingent deferred sales charges
    (note 2) ................................            (1,121)              (473)          (660,734)          (509,639)
  Adjustments to maintain reserves ..........                 7             (1,892)           149,811             (3,225)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............               482          1,134,545        (30,562,080)         2,359,259
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           213,730          1,500,781         33,335,627        150,410,974
Contract owners' equity beginning
  of period .................................         1,946,808            446,027        438,466,098        288,055,124
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     2,160,538          1,946,808        471,801,725        438,466,098
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           206,299             62,244         20,424,000         20,923,018
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            19,048            160,012          5,346,475         17,161,745
  Units redeemed ............................           (19,371)           (15,957)        (6,867,912)       (17,660,763)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           205,976            206,299         18,902,563         20,424,000
                                                ===============    ===============    ===============    ===============

                                                           GVITSmCapVal2                          GVITSmComp
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (56,655)           (31,857)        (3,731,101)        (3,001,469)
  Realized gain (loss) on investments .......           141,195             22,450          4,875,589         (9,842,659)
  Change in unrealized gain (loss)
    on investments ..........................           119,231            874,628         11,696,543         99,894,575
  Reinvested capital gains ..................           252,212                  -         39,197,787                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           455,983            865,221         52,038,818         87,050,447
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           208,217          1,085,123          9,549,462         21,597,338
  Transfers between funds ...................           235,689            432,265           (962,791)           780,511
  Redemptions (note 3) ......................          (237,162)           (73,049)       (22,066,024)       (19,124,466)
  Annuity benefits ..........................                 -                  -            (49,451)           (43,782)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (5,485)            (5,431)
  Contingent deferred sales charges
    (note 2) ................................            (3,431)              (682)          (450,386)          (366,956)
  Adjustments to maintain reserves ..........                (7)               (58)            63,429            (45,430)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           203,306          1,443,599        (13,921,246)         2,791,784
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           659,289          2,308,820         38,117,572         89,842,231
Contract owners' equity beginning
  of period .................................         2,957,361            648,541        311,251,698        221,409,467
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         3,616,650          2,957,361        349,369,270        311,251,698
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           271,345             91,515         18,060,444         17,985,000
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            55,744            211,028          3,016,183         14,339,738
  Units redeemed ............................           (38,361)           (31,198)        (3,877,930)       (14,264,294)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           288,728            271,345         17,198,697         18,060,444
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITSmComp2                           GVITTGroFoc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004                2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (81,559)           (53,175)            (6,075)           (19,402)
  Realized gain (loss) on investments .......           128,393              8,658             10,804           (171,522)
  Change in unrealized gain (loss)
    on investments ..........................            99,639          1,089,488             40,560            857,450
  Reinvested capital gains ..................           556,124                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           702,597          1,044,971             45,289            666,526
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           151,979          1,862,061                929                544
  Transfers between funds ...................            41,172            219,503         (1,783,116)          (343,412)
  Redemptions (note 3) ......................          (236,544)          (124,151)           (38,170)          (132,393)
  Annuity benefits ..........................                 -                  -               (105)              (235)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (39)               (79)
  Contingent deferred sales charges
    (note 2) ................................            (2,883)            (1,665)              (104)            (3,403)
  Adjustments to maintain reserves ..........               (17)              (132)               134             (3,280)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           (46,293)         1,955,616         (1,820,471)          (482,258)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           656,304          3,000,587         (1,775,182)           184,268
Contract owners' equity beginning
  of period .................................         4,200,161          1,199,574          1,775,182          1,590,914
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     4,856,465          4,200,161                  -          1,775,182
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           389,998            153,778            559,208            750,449
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            32,321            262,307              1,250             17,018
  Units redeemed ............................           (35,634)           (26,087)          (560,458)          (208,259)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           386,685            389,998                  -            559,208
                                                ===============    ===============    ===============    ===============

                                                           GVITTGroFoc3                            GVITUSGro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (17,885)           (33,994)            (1,813)              (217)
  Realized gain (loss) on investments .......           824,800            258,816                207                541
  Change in unrealized gain (loss)
    on investments ..........................          (698,770)           764,906             24,308              1,870
  Reinvested capital gains ..................                 -                  -              4,275              3,768
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           108,145            989,728             26,977              5,962
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            65,517            346,140            135,840             62,605
  Transfers between funds ...................        (4,732,487)         3,139,277             (1,340)             4,402
  Redemptions (note 3) ......................          (698,896)          (201,411)            (6,201)            (5,032)
  Annuity benefits ..........................                 -                  -             (5,318)            (1,765)
  Annual contract maintenance charges
    (note 2) ................................                (6)               (19)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................            (1,108)            (2,780)                 -                (12)
  Adjustments to maintain reserves ..........             4,775                210                171             26,270
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (5,362,205)         3,281,417            123,152             86,468
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (5,254,060)         4,271,145            150,129             92,430
Contract owners' equity beginning
  of period .................................         5,254,060            982,915             92,430                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......                 -          5,254,060            242,559             92,430
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           471,588            131,153                575                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            57,527            575,628             18,797              1,022
  Units redeemed ............................          (529,115)          (235,193)            (1,542)              (447)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................                 -            471,588             17,830                575
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITUSGro3                          GVITVKMultiSec
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (355,018)          (274,730)         6,418,209          6,933,689
  Realized gain (loss) on investments .......         3,761,429            (42,764)         1,221,234          1,250,745
  Change in unrealized gain (loss)
    on investments ..........................        (2,494,228)         4,809,529          1,131,198          8,910,527
  Reinvested capital gains ..................         1,288,130          2,777,953                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         2,200,313          7,269,988          8,770,641         17,094,961
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,214,648          3,338,950          5,116,193         17,430,399
  Transfers between funds ...................       (18,858,639)        29,323,610         10,054,513         (9,170,004)
  Redemptions (note 3) ......................        (2,714,884)        (1,435,925)       (15,667,410)       (18,439,797)
  Annuity benefits ..........................                 -                  -            (43,728)           (41,189)
  Annual contract maintenance charges
    (note 2) ................................              (279)               (82)            (1,011)              (984)
  Contingent deferred sales charges
    (note 2) ................................           (44,535)           (17,923)          (215,958)          (347,408)
  Adjustments to maintain reserves ..........            18,442             21,885             23,360             29,817
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (20,385,247)        31,230,515           (734,041)       (10,539,166)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (18,184,934)        38,500,503          8,036,600          6,555,795
Contract owners' equity beginning
  of period .................................        42,432,617          3,932,114        170,197,114        163,641,319
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    24,247,683         42,432,617        178,233,714        170,197,114
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,766,233            525,137         13,033,009         13,884,968
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           874,042          4,728,501          3,023,367          6,918,553
  Units redeemed ............................        (2,703,916)        (1,487,405)        (3,073,141)        (7,770,512)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,936,359          3,766,233         12,983,235         13,033,009
                                                ===============    ===============    ===============    ===============

                                                            GVITWLead                             GVITWLead3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (241,674)          (260,018)           (88,768)           (33,867)
  Realized gain (loss) on investments .......         1,060,626           (496,231)           577,390            137,431
  Change in unrealized gain (loss)
    on investments ..........................         2,083,599          7,452,657            347,183            785,310
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         2,902,551          6,696,408            835,805            888,874
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            56,954            820,262            453,866            698,011
  Transfers between funds ...................        (1,519,791)        (5,324,646)           332,698          4,497,919
  Redemptions (note 3) ......................        (1,654,657)        (1,734,655)          (492,617)          (229,734)
  Annuity benefits ..........................              (769)              (506)            (3,256)              (244)
  Annual contract maintenance charges
    (note 2) ................................              (528)              (603)               (71)               (15)
  Contingent deferred sales charges
    (note 2) ................................           (27,736)           (30,795)            (8,652)            (4,777)
  Adjustments to maintain reserves ..........            (2,038)            (6,525)             3,852              2,924
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (3,148,565)        (6,277,468)           285,820          4,964,084
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (246,014)           418,940          1,121,625          5,852,958
Contract owners' equity beginning
  of period .................................        23,084,544         22,665,604          5,852,958                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        22,838,530         23,084,544          6,974,583          5,852,958
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,305,470          3,092,482            430,617                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             6,274          9,296,542            295,061            533,028
  Units redeemed ............................          (318,095)       (10,083,554)          (276,916)          (102,411)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,993,649          2,305,470            448,762            430,617
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              JanBal                               JanCapAp
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $           816                 (1)        (2,851,473)        (2,349,369)
  Realized gain (loss) on investments .......               120                  -         (3,546,961)       (49,264,386)
  Change in unrealized gain (loss)
    on investments ..........................             4,072                 23         41,588,779         90,961,579
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             5,008                 22         35,190,345         39,347,824
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            71,819             18,052          5,874,090         14,590,082
  Transfers between funds ...................                 -                  -        (19,154,285)       (26,421,967)
  Redemptions (note 3) ......................                (4)                 -        (18,060,005)       (18,190,554)
  Annuity benefits ..........................            (6,132)               (82)           (27,605)           (34,413)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (5,734)            (6,351)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -           (458,160)          (435,621)
  Adjustments to maintain reserves ..........            (1,904)                (4)            74,352            (36,487)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            63,779             17,966        (31,757,347)       (30,535,311)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            68,787             17,988          3,432,998          8,812,513
Contract owners' equity beginning
  of period .................................            17,988                  -        237,339,038        228,526,525
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $        86,775             17,988        240,772,036        237,339,038
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             1,744                  -         33,279,122         38,006,657
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             6,605              1,744          3,177,406         20,321,346
  Units redeemed ............................              (482)                 -         (7,438,286)       (25,048,881)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             7,867              1,744         29,018,242         33,279,122
                                                ===============    ===============    ===============    ===============

                                                           JanGlTechS2                            JanGlTech
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (246,891)          (216,287)          (682,897)          (722,039)
  Realized gain (loss) on investments .......         1,033,389           (435,847)        (1,636,392)        (4,956,176)
  Change in unrealized gain (loss)
    on investments ..........................          (891,531)         7,053,682          1,354,607         27,225,442
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............          (105,033)         6,401,548           (964,682)        21,547,227
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         2,727,813          4,272,680            151,159            133,552
  Transfers between funds ...................        (1,151,987)         1,415,543         (7,240,968)        (9,932,384)
  Redemptions (note 3) ......................        (2,364,985)        (1,916,209)        (4,112,826)        (4,038,158)
  Annuity benefits ..........................                 -                  -             (6,831)            (6,921)
  Annual contract maintenance charges
    (note 2) ................................              (721)              (655)            (2,740)            (3,303)
  Contingent deferred sales charges
    (note 2) ................................           (40,814)           (34,047)          (125,875)          (139,586)
  Adjustments to maintain reserves ..........             8,521            211,869             14,793           (272,838)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (822,173)         3,949,181        (11,323,288)       (14,259,638)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (927,206)        10,350,729        (12,287,970)         7,287,589
Contract owners' equity beginning
  of period .................................        21,841,396         11,490,667         63,750,685         56,463,096
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        20,914,190         21,841,396         51,462,715         63,750,685
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,119,951          1,620,570         18,787,902         24,072,809
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           776,354          1,564,428             56,611             66,215
  Units redeemed ............................          (857,598)        (1,065,047)        (3,576,222)        (5,351,122)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         2,038,707          2,119,951         15,268,291         18,787,902
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            JanIntGroS2                           JanIntGro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (217,729)          (111,044)          (498,579)          (317,182)
  Realized gain (loss) on investments .......           517,773           (494,587)         1,234,971         (7,591,002)
  Change in unrealized gain (loss)
    on investments ..........................         7,898,311         13,652,619         18,090,627         41,091,664
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         8,198,355         13,046,988         18,827,019         33,183,480
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,207,105          9,284,321            464,851            397,046
  Transfers between funds ...................          (557,903)         1,112,832        (13,050,395)       (21,895,837)
  Redemptions (note 3) ......................        (4,435,220)        (2,996,494)        (9,337,498)        (7,976,206)
  Annuity benefits ..........................            (2,834)            (1,967)           (21,612)           (17,149)
  Annual contract maintenance charges
    (note 2) ................................            (1,232)            (1,110)            (4,797)            (5,315)
  Contingent deferred sales charges
    (note 2) ................................           (72,610)           (56,473)          (249,914)          (235,758)
  Adjustments to maintain reserves ..........            44,333            319,161             48,327           (422,330)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           181,639          7,660,270        (22,151,038)       (30,155,549)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         8,379,994         20,707,258         (3,324,019)         3,027,931
Contract owners' equity beginning
  of period .................................        51,293,210         30,585,952        126,526,173        123,498,242
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    59,673,204         51,293,210        123,202,154        126,526,173
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         4,987,992          3,951,071         17,681,761         22,978,097
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,649,941          2,443,957             89,590             90,572
  Units redeemed ............................        (1,690,351)        (1,407,036)        (3,105,764)        (5,386,908)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         4,947,582          4,987,992         14,665,587         17,681,761
                                                ===============    ===============    ===============    ===============

                                                           JanRMgCore                             JPMSTMidCap
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            20,182             (2,063)           (58,806)                 -
  Realized gain (loss) on investments .......           125,805              1,672            (18,797)                 -
  Change in unrealized gain (loss)
    on investments ..........................            53,515             76,003          1,655,096                  -
  Reinvested capital gains ..................           299,482                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           498,984             75,612          1,577,493                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            86,604            247,072            275,485                  -
  Transfers between funds ...................         3,469,639            819,121         23,012,172                  -
  Redemptions (note 3) ......................          (151,960)            (4,788)          (326,417)                 -
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                 (7)                 -
  Contingent deferred sales charges
    (note 2) ................................            (2,971)              (127)            (4,889)                 -
  Adjustments to maintain reserves ..........               647                 28                562                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         3,401,959          1,061,306         22,956,906                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,900,943          1,136,918         24,534,399                  -
Contract owners' equity beginning
  of period .................................         1,136,918                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         5,037,861          1,136,918         24,534,399                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            93,176                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           441,234            108,929          2,471,342                  -
  Units redeemed ............................          (178,901)           (15,753)          (318,169)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           355,509             93,176          2,153,173                  -
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           MFSInvGrStS                          MFSMidCapGrS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $          (785)                 -            (78,317)           (52,820)
  Realized gain (loss) on investments .......              (133)                 -            113,330             21,080
  Change in unrealized gain (loss)
    on investments ..........................            21,049                  -            472,152            897,208
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            20,131                  -            507,165            865,468
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           206,006                  -            110,769          1,887,800
  Transfers between funds ...................             2,000                  -             90,140            101,936
  Redemptions (note 3) ......................            (5,919)                 -           (235,877)          (110,629)
  Annuity benefits ..........................            (1,827)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................                 -                  -             (1,535)            (1,763)
  Adjustments to maintain reserves ..........                12                  -               (118)               (66)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           200,272                  -            (36,621)         1,877,278
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           220,403                  -            470,544          2,742,746
Contract owners' equity beginning
  of period .................................                 -                  -          4,067,064          1,324,318
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       220,403                  -          4,537,608          4,067,064
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -            428,276            187,101
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            20,885                  -             29,261            291,263
  Units redeemed ............................              (724)                 -            (31,867)           (50,088)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            20,161                  -            425,670            428,276
                                                ===============    ===============    ===============    ===============

                                                           MFSNewDiscS                             MFSValS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (36,155)           (24,150)           (48,744)           (39,841)
  Realized gain (loss) on investments .......            95,871              9,610            135,047              2,111
  Change in unrealized gain (loss)
    on investments ..........................            32,519            408,079            282,957            633,192
  Reinvested capital gains ..................                 -                  -             52,821                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            92,235            393,539            422,081            595,462
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            67,180            967,544            210,944          1,540,987
  Transfers between funds ...................           (36,958)           259,453             18,710            228,529
  Redemptions (note 3) ......................           (78,198)           (25,632)          (166,541)           (55,640)
  Annuity benefits ..........................                 -                  -               (651)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................              (410)              (103)              (491)            (1,039)
  Adjustments to maintain reserves ..........               (84)               (60)              (642)               (82)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           (48,470)         1,201,202             61,329          1,712,755
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            43,765          1,594,741            483,410          2,308,217
Contract owners' equity beginning
  of period .................................         2,004,511            409,770          3,360,300          1,052,083
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         2,048,276          2,004,511          3,843,710          3,360,300
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           205,441             55,031            330,815            126,768
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            39,901            161,384             54,620            218,121
  Units redeemed ............................           (43,988)           (10,974)           (58,691)           (14,074)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           201,354            205,441            326,744            330,815
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             NBAMTFasc                            NBAMTFocus
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (30,786)           (19,068)           (18,835)           (10,525)
  Realized gain (loss) on investments .......            34,644             90,322             79,821             54,631
  Change in unrealized gain (loss)
    on investments ..........................           155,318            204,154           (127,500)           263,714
  Reinvested capital gains ..................             5,333                709             99,055              5,724
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           164,509            276,117             32,541            313,544
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           176,201            834,353             27,472            423,429
  Transfers between funds ...................            (5,576)           182,184            (43,113)           123,540
  Redemptions (note 3) ......................           (63,759)           (44,649)           (28,336)            (4,878)
  Annuity benefits ..........................            (1,757)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (1,032)            (1,046)               (59)               (36)
  Adjustments to maintain reserves ..........                (4)               (80)               (97)                20
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           104,073            970,762            (44,133)           542,075
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           268,582          1,246,879            (11,592)           855,619
Contract owners' equity beginning
  of period .................................         1,578,632            331,753            974,606            118,987
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,847,214          1,578,632            963,014            974,606
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           131,193             33,884             48,070             10,974
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            12,976            147,734              6,297             51,725
  Units redeemed ............................            (9,479)           (50,425)            (8,745)           (14,629)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           134,690            131,193             45,622             48,070
                                                ===============    ===============    ===============    ===============

                                                            NBAMTGuard                            NBAMTLMat
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............        (1,173,309)          (304,811)         1,114,598            769,047
  Realized gain (loss) on investments .......          (114,528)        (8,908,007)          (529,868)          (113,156)
  Change in unrealized gain (loss)
    on investments ..........................        15,968,141         36,216,891           (756,423)          (438,554)
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        14,680,304         27,004,073           (171,693)           217,337
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         3,068,774          6,515,769          2,577,878          3,091,955
  Transfers between funds ...................        (6,330,487)        (2,989,590)        19,892,443         23,207,424
  Redemptions (note 3) ......................        (8,210,664)        (8,051,225)        (4,067,790)        (2,571,754)
  Annuity benefits ..........................           (11,484)           (11,483)            (7,105)              (306)
  Annual contract maintenance charges
    (note 2) ................................            (2,164)            (2,372)              (134)                (3)
  Contingent deferred sales charges
    (note 2) ................................          (137,157)          (129,087)           (63,004)           (63,772)
  Adjustments to maintain reserves ..........            40,213            (40,744)            27,045           (173,152)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (11,582,969)        (4,708,732)        18,359,333         23,490,392
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,097,335         22,295,341         18,187,640         23,707,729
Contract owners' equity beginning
  of period .................................       111,816,733         89,521,392         23,707,729                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       114,914,068        111,816,733         41,895,369         23,707,729
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         8,232,006          8,581,564          2,341,639                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           882,944          3,680,997          3,968,300          3,857,895
  Units redeemed ............................        (1,719,789)        (4,030,555)        (2,168,016)        (1,516,256)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         7,395,161          8,232,006          4,141,923          2,341,639
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            NBAMTMCGr                             NBAMTPart
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (2,129,247)        (1,958,055)        (1,308,728)        (1,101,157)
  Realized gain (loss) on investments .......         6,307,212        (16,191,261)         5,075,049          7,364,991
  Change in unrealized gain (loss)
    on investments ..........................        20,194,414         55,761,998         15,533,878         21,274,751
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        24,372,379         37,612,682         19,300,199         27,538,585
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,372,061         12,416,328          2,771,064          5,095,634
  Transfers between funds ...................        (7,646,320)        (6,284,540)         6,548,823          8,744,665
  Redemptions (note 3) ......................       (12,556,375)       (13,686,147)       (10,717,617)       (10,103,709)
  Annuity benefits ..........................           (25,908)           (27,973)            (9,054)           (10,690)
  Annual contract maintenance charges
    (note 2) ................................            (5,182)            (5,848)            (1,480)            (1,424)
  Contingent deferred sales charges
    (note 2) ................................          (282,005)          (325,888)          (159,039)          (145,058)
  Adjustments to maintain reserves ..........            79,811            (46,222)             7,851            170,209
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (15,063,918)        (7,960,290)        (1,559,452)         3,749,627
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         9,308,461         29,652,392         17,740,747         31,288,212
Contract owners' equity beginning
  of period .................................       177,786,012        148,133,620        112,717,316         81,429,104
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   187,094,473        177,786,012        130,458,063        112,717,316
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        13,310,419         13,997,826         10,120,850          9,838,338
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,106,852         14,134,653          2,312,350         16,480,916
  Units redeemed ............................        (3,229,953)       (14,822,060)        (2,503,652)       (16,198,404)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        12,187,318         13,310,419          9,929,548         10,120,850
                                                ===============    ===============    ===============    ===============

                                                            NBAMSocRes                            OppAggGro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            (5,003)                 -         (2,399,771)        (2,178,625)
  Realized gain (loss) on investments .......            21,891                  -            461,784        (26,662,914)
  Change in unrealized gain (loss)
    on investments ..........................           102,288                  -         36,144,442         67,607,605
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           119,176                  -         34,206,455         38,766,066
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            50,377                  -          7,237,350         12,265,555
  Transfers between funds ...................         1,328,854                  -        (11,461,608)        (3,753,943)
  Redemptions (note 3) ......................           (45,825)                 -        (15,939,777)       (13,789,781)
  Annuity benefits ..........................              (295)                 -            (12,953)           (13,751)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -            (15,096)           (16,720)
  Contingent deferred sales charges
    (note 2) ................................                (7)                 -           (381,592)          (339,861)
  Adjustments to maintain reserves ..........                52                  -             33,153            (46,610)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         1,333,156                  -        (20,540,523)        (5,695,111)
                                                                                                         ---------------
Net change in contract owners' equity .......         1,452,332                  -         13,665,932         33,070,955
Contract owners' equity beginning
  of period .................................                 -                  -        202,002,850        168,931,895
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         1,452,332                  -        215,668,782        202,002,850
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         18,042,331         18,771,046
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           165,515                  -          2,604,965         15,840,071
  Units redeemed ............................           (46,476)                 -         (4,421,692)       (16,568,786)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           119,039                  -         16,225,604         18,042,331
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             OppCapAp                             OppCapApS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (4,185,068)        (3,358,246)          (117,586)           (83,959)
  Realized gain (loss) on investments .......        (5,533,601)       (79,698,258)           119,197             33,706
  Change in unrealized gain (loss)
    on investments ..........................        35,498,301        189,268,030            340,724          1,502,096
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        25,779,632        106,211,526            342,335          1,451,843
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        16,529,768         33,123,301            233,537          3,217,012
  Transfers between funds ...................         3,000,455            (88,303)           225,540             30,519
  Redemptions (note 3) ......................       (35,851,967)       (30,009,635)          (359,710)          (213,984)
  Annuity benefits ..........................          (110,100)          (137,467)              --                 --
  Annual contract maintenance charges
    (note 2) ................................           (14,401)           (15,116)              --                 --
  Contingent deferred sales charges
    (note 2) ................................          (750,380)          (628,668)            (3,102)            (3,313)
  Adjustments to maintain reserves ..........           156,437            (52,178)               (31)              (192)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (17,040,188)         2,191,934             96,234          3,030,042
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         8,739,444        108,403,460            438,569          4,481,885
Contract owners' equity beginning
  of period .................................       475,712,297        367,308,837          7,279,334          2,797,449
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   484,451,741        475,712,297          7,717,903          7,279,334
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        34,255,234         34,239,324            724,583            357,291
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         5,009,767         16,539,455             72,626            443,856
  Units redeemed ............................        (6,275,722)       (16,523,545)           (63,370)           (76,564)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        32,989,279         34,255,234            733,839            724,583
                                                ===============    ===============    ===============    ===============


                                                            OppGlSec3                              OppGlSec
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (180,947)          (473,209)            85,169           (511,619)
  Realized gain (loss) on investments .......         1,227,189             77,559         12,228,555         (2,129,491)
  Change in unrealized gain (loss)
    on investments ..........................        23,634,362         18,123,498         17,606,234         67,777,262
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        24,680,604         17,727,848         29,919,958         65,136,152
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        13,572,257         20,432,201            396,790         13,530,546
  Transfers between funds ...................        47,384,421         68,832,292        (20,145,163)       (59,561,882)
  Redemptions (note 3) ......................        (8,800,882)        (4,952,827)       (10,850,551)       (11,050,581)
  Annuity benefits ..........................            (1,827)                 -            (50,777)           (29,447)
  Annual contract maintenance charges
    (note 2) ................................            (1,180)              (219)            (2,070)            (2,606)
  Contingent deferred sales charges
    (note 2) ................................          (151,660)           (39,883)          (187,885)          (231,634)
  Adjustments to maintain reserves ..........            52,675            340,717             54,052           (339,586)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        52,053,804         84,612,281        (30,785,604)       (57,685,190)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        76,734,408        102,340,129           (865,646)         7,450,962
Contract owners' equity beginning
  of period .................................       102,340,129                  -        193,623,171        186,172,209
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       179,074,537        102,340,129        192,757,525        193,623,171
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         7,189,189                  -         19,398,205         26,384,682
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         5,562,789          8,327,972            172,595         70,273,872
  Units redeemed ............................        (2,073,782)        (1,138,783)        (3,196,636)       (77,260,349)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        10,678,196          7,189,189         16,374,164         19,398,205
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            OppGlSecS                           OppHighIncS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (45,487)           (74,747)              (303)                 -
  Realized gain (loss) on investments .......           319,726            199,303                289                  -
  Change in unrealized gain (loss)
    on investments ..........................           760,399          2,247,010              4,047                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,034,638          2,371,566              4,033                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................              (123)         2,787,361            106,078                  -
  Transfers between funds ...................          (737,550)        (1,448,420)               100                  -
  Redemptions (note 3) ......................          (254,714)          (167,744)            (1,535)                 -
  Annuity benefits ..........................                 -                  -             (6,970)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (2,866)            (3,053)                 -                  -
  Adjustments to maintain reserves ..........                55               (293)                40                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (995,198)         1,167,851             97,713                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            39,440          3,539,417            101,746                  -
Contract owners' equity beginning
  of period .................................         7,054,981          3,515,564                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     7,094,421          7,054,981            101,746                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           655,617            458,129                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................              --              425,080              9,866                  -
  Units redeemed ............................           (90,548)          (227,592)              (681)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           565,069            655,617              9,185                  -
                                                ===============    ===============    ===============    ===============


                                                            OppMSFund                             OppMSFundS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............        (1,380,907)          (953,731)           (96,489)           (69,924)
  Realized gain (loss) on investments .......       (10,884,815)       (32,780,259)           150,893             12,428
  Change in unrealized gain (loss)
    on investments ..........................        41,647,141        111,900,491            576,135          1,616,439
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        29,381,419         78,166,501            630,539          1,558,943
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        12,888,662         26,801,845            348,189          4,188,742
  Transfers between funds ...................       (22,652,208)        13,457,492            217,861            244,042
  Redemptions (note 3) ......................       (34,652,179)       (29,493,034)          (478,763)          (196,746)
  Annuity benefits ..........................           (63,053)           (49,195)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................            (6,249)            (6,772)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (715,118)          (596,460)            (3,483)            (1,127)
  Adjustments to maintain reserves ..........            74,096            (37,532)                88               (196)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (45,126,049)        10,076,344             83,892          4,234,715
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (15,744,630)        88,242,845            714,431          5,793,658
Contract owners' equity beginning
  of period .................................       400,358,685        312,115,840          8,506,949          2,713,291
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       384,614,055        400,358,685          9,221,380          8,506,949
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        36,088,504         35,365,474            853,327            337,974
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,840,220         13,960,527             82,106            558,672
  Units redeemed ............................        (6,910,446)       (13,237,497)           (72,705)           (43,319)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        32,018,278         36,088,504            862,728            853,327
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            OppMSSmCapS                           OppStratBdS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $          (300)                (3)           161,241             52,111
  Realized gain (loss) on investments .......               307                  -             67,759             33,065
  Change in unrealized gain (loss)
    on investments ..........................             7,295                130             79,520            407,735
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             7,302                127            308,520            492,911
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            42,356              2,242            141,025          3,772,854
  Transfers between funds ...................                 -                  -           (357,499)           262,919
  Redemptions (note 3) ......................            (1,762)                 -           (324,393)          (191,639)
  Annuity benefits ..........................            (1,106)               (13)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................                 -                  -               (731)            (1,915)
  Adjustments to maintain reserves ..........                 6                 (7)               (36)              (192)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            39,494              2,222           (541,634)         3,842,027
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            46,796              2,349           (233,114)         4,334,938
Contract owners' equity beginning
  of period .................................             2,349                  -          5,241,337            906,399
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $        49,145              2,349          5,008,223          5,241,337
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................               228                  -            444,295             88,463
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             4,068                228             29,726            411,948
  Units redeemed ............................              (243)                 -            (75,222)           (56,116)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             4,053                228            398,799            444,295
                                                ===============    ===============    ===============    ===============


                                                             PVTGroInc                              StOpp2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............               (86)                 -         (2,661,540)        (2,093,614)
  Realized gain (loss) on investments .......                21                  -         (1,028,528)       (12,672,278)
  Change in unrealized gain (loss)
    on investments ..........................             2,240                  -         36,093,988         69,158,636
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             2,175                  -         32,403,920         54,392,744
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            17,876                  -          7,093,547         19,605,060
  Transfers between funds ...................                 -                  -        (10,196,833)        (7,405,036)
  Redemptions (note 3) ......................            (1,368)                 -        (15,074,910)       (11,248,578)
  Annuity benefits ..........................                 -                  -            (59,886)           (19,087)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (3,658)            (3,516)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -           (250,614)          (201,993)
  Adjustments to maintain reserves ..........                 5                  -           (164,592)           (51,205)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            16,513                  -        (18,656,946)           675,645
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            18,688                  -         13,746,974         55,068,389
Contract owners' equity beginning
  of period .................................                 -                  -        207,216,357        152,147,968
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......            18,688                  -        220,963,331        207,216,357
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         21,393,485         21,318,993
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             1,712                  -          3,292,425          8,361,962
  Units redeemed ............................              (114)                 -         (5,118,524)        (8,287,470)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             1,598                  -         19,567,386         21,393,485
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           VEWrldEMktR1                           VEWrldEMkt
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (43,059)                 -           (204,336)          (507,847)
  Realized gain (loss) on investments .......          (163,695)                 -          4,897,303         16,390,403
  Change in unrealized gain (loss)
    on investments ..........................         1,822,976                  -          2,774,549          7,721,999
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,616,222                  -          7,467,516         23,604,555
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           310,944                  -            452,592            920,279
  Transfers between funds ...................         9,996,455                  -        (15,678,480)        (8,281,311)
  Redemptions (note 3) ......................          (449,694)                 -         (4,318,638)        (2,964,238)
  Annuity benefits ..........................                 -                  -            (22,701)           (13,493)
  Annual contract maintenance charges
    (note 2) ................................                (7)                 -               (925)              (981)
  Contingent deferred sales charges
    (note 2) ................................            (5,064)                 -           (104,377)           (75,529)
  Adjustments to maintain reserves ..........             1,021                  -             16,869            (47,797)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         9,853,655                  -        (19,655,660)       (10,463,070)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        11,469,877                  -        (12,188,144)        13,141,485
Contract owners' equity beginning
  of period .................................                 -                  -         51,757,868         38,616,383
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    11,469,877                  -         39,569,724         51,757,868
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -          4,165,438          4,715,758
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,359,198                  -          1,181,555         50,680,034
  Units redeemed ............................          (451,175)                 -         (2,769,863)       (51,230,354)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           908,023                  -          2,577,130          4,165,438
                                                ===============    ===============    ===============    ===============


                                                           VEWrldHAsR1                            VEWrldHAs
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (59,775)                 -           (206,219)          (149,354)
  Realized gain (loss) on investments .......           343,743                  -          4,976,268          4,608,992
  Change in unrealized gain (loss)
    on investments ..........................         1,573,711                  -            567,653          3,939,885
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,857,679                  -          5,337,702          8,399,523
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           412,886                  -            448,695            429,500
  Transfers between funds ...................        12,829,268                  -        (12,359,838)        12,228,631
  Redemptions (note 3) ......................          (955,873)                 -         (2,242,708)        (2,137,052)
  Annuity benefits ..........................                 -                  -             (1,272)              (462)
  Annual contract maintenance charges
    (note 2) ................................                (4)                 -               (216)              (178)
  Contingent deferred sales charges
    (note 2) ................................            (7,009)                 -            (35,520)           (36,754)
  Adjustments to maintain reserves ..........               751                  -                314             (5,395)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        12,280,019                  -        (14,190,545)        10,478,290
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        14,137,698                  -         (8,852,843)        18,877,813
Contract owners' equity beginning
  of period .................................                 -                  -         36,051,807         17,173,994
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        14,137,698                  -         27,198,964         36,051,807
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -          2,984,906          2,012,923
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,549,160                  -          1,607,725          6,911,409
  Units redeemed ............................          (417,191)                 -         (2,744,440)        (5,939,426)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,131,969                  -          1,848,191          2,984,906
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              VKCom2                                VKEmGr2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (194,059)          (142,025)           (51,422)           (37,738)
  Realized gain (loss) on investments .......           257,625             58,441             37,090              7,977
  Change in unrealized gain (loss)
    on investments ..........................         2,448,616          3,208,623            148,950            487,756
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         2,512,182          3,125,039            134,618            457,995
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           918,593          7,690,300            146,859          1,401,379
  Transfers between funds ...................           718,460            666,322             24,335             39,204
  Redemptions (note 3) ......................          (622,718)          (304,200)          (156,938)           (77,899)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (9,425)            (4,021)            (2,909)            (1,322)
  Adjustments to maintain reserves ..........               (13)              (541)              (105)               (95)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         1,004,897          8,047,860             11,242          1,361,267
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,517,079         11,172,899            145,860          1,819,262
Contract owners' equity beginning
  of period .................................        15,774,769          4,601,870          2,720,109            900,847
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    19,291,848         15,774,769          2,865,969          2,720,109
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,531,792            573,556            301,195            124,303
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           200,529          1,045,233             29,632            195,345
  Units redeemed ............................          (106,782)           (86,997)           (27,877)           (18,453)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,625,539          1,531,792            302,950            301,195
                                                ===============    ===============    ===============    ===============


                                                            VKCorPlus2                              VKEmMkt
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............             6,414             (1,134)         2,692,961           (635,488)
  Realized gain (loss) on investments .......             1,727                 (4)         2,433,378          6,559,929
  Change in unrealized gain (loss)
    on investments ..........................            (3,614)             1,716         (3,994,573)         5,926,638
  Reinvested capital gains ..................               678                619          1,535,200               --
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             5,205              1,197          2,666,966         11,851,079
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            40,063            139,182          1,362,082          7,924,296
  Transfers between funds ...................           108,494             10,300        (22,787,460)         3,433,484
  Redemptions (note 3) ......................           (12,603)                 -         (5,212,855)        (4,625,182)
  Annuity benefits ..........................              (192)                 -            (12,594)            (6,383)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -               (900)              (910)
  Contingent deferred sales charges
    (note 2) ................................              (124)                 -            (64,184)           (85,022)
  Adjustments to maintain reserves ..........                 3                (12)            16,118             10,499
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           135,641            149,470        (26,699,793)         6,650,782
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           140,846            150,667        (24,032,827)        18,501,861
Contract owners' equity beginning
  of period .................................           150,667                  -         63,652,068         45,150,207
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           291,513            150,667         39,619,241         63,652,068
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            14,916                  -          3,277,139          2,957,540
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            30,825             14,916          1,028,570          6,852,232
  Units redeemed ............................           (18,439)                 -         (2,381,894)        (6,532,633)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            27,302             14,916          1,923,815          3,277,139
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             VKMidCapG                            VKUSRealEst
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (279,179)          (192,801)           917,781         (2,303,244)
  Realized gain (loss) on investments .......         1,097,710         (1,429,785)         8,973,310         (1,969,449)
  Change in unrealized gain (loss)
    on investments ..........................         3,129,717          6,415,127         64,524,306         61,752,307
  Reinvested capital gains ..................                 -                  -          4,746,395                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         3,948,248          4,792,541         79,161,792         57,479,614
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           741,310            654,478         10,916,162         21,074,577
  Transfers between funds ...................         3,118,484          4,885,281         26,581,060         11,484,897
  Redemptions (note 3) ......................        (2,268,170)        (1,072,080)       (19,823,277)       (15,368,621)
  Annuity benefits ..........................            (4,938)            (3,988)           (61,201)           (36,826)
  Annual contract maintenance charges
    (note 2) ................................              (555)              (610)            (3,273)            (2,712)
  Contingent deferred sales charges
    (note 2) ................................           (31,923)           (23,923)          (365,405)          (295,855)
  Adjustments to maintain reserves ..........             8,419            (11,482)           132,856           (682,555)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         1,562,627          4,427,676         17,376,922         16,172,905
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         5,510,875          9,220,217         96,538,714         73,652,519
Contract owners' equity beginning
  of period .................................        20,266,992         11,046,775        230,750,828        157,098,309
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    25,777,867         20,266,992        327,289,542        230,750,828
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,202,235          2,485,863         13,455,607         12,444,223
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,069,948          1,903,101          5,800,280         13,993,637
  Units redeemed ............................        (1,827,135)        (1,186,729)        (5,123,963)       (12,982,253)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         3,445,048          3,202,235         14,131,924         13,455,607
                                                ===============    ===============    ===============    ===============

                                                            VicDivrStk                             VicInvQBd
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (151,639)          (162,344)            28,584             28,011
  Realized gain (loss) on investments .......           190,067           (219,163)            34,704              9,381
  Change in unrealized gain (loss)
    on investments ..........................         1,419,301          5,413,740            (38,356)           (54,157)
  Reinvested capital gains ..................                 -                  -                  -             24,661
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,457,729          5,032,233             24,932              7,896
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           560,607            706,459              1,188             23,903
  Transfers between funds ...................          (756,273)           (45,534)          (666,935)            11,914
  Redemptions (note 3) ......................        (2,249,798)          (968,560)          (135,999)          (173,701)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................           (43,766)           (22,242)            (1,586)            (5,931)
  Adjustments to maintain reserves ..........        (1,108,197)            (3,717)        (1,327,476)               (25)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (3,597,427)          (333,594)        (2,130,808)          (143,840)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (2,139,698)         4,698,639         (2,105,876)          (135,944)
Contract owners' equity beginning
  of period .................................        20,110,905         15,412,266          2,105,876          2,241,820
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        17,971,207         20,110,905                  -          2,105,876
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,057,002          2,099,385            165,051            176,741
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            97,948            139,468                287              2,886
  Units redeemed ............................          (449,878)          (181,851)          (165,338)           (14,576)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,705,072          2,057,002                  -            165,051
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            VicSmCoOpp                             WRAsStrat
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (24,496)           (20,395)           113,725            (23,799)
  Realized gain (loss) on investments .......         1,319,392             15,296            305,720             15,453
  Change in unrealized gain (loss)
    on investments ..........................          (729,866)           749,202         13,774,631          9,773,596
  Reinvested capital gains ..................           103,340                  -            973,928            523,095
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           668,370            744,103         15,168,004         10,288,345
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           (26,905)            38,086         15,101,272         32,030,193
  Transfers between funds ...................        (2,050,789)           (28,111)         3,247,684          1,507,344
  Redemptions (note 3) ......................          (124,454)           (87,172)        (7,344,036)        (4,594,538)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (3,052)            (2,081)          (197,465)          (146,205)
  Adjustments to maintain reserves ..........        (1,686,926)               102             57,582             68,747
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (3,892,126)           (79,176)        10,865,037         28,865,541
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (3,223,756)           664,927         26,033,041         39,153,886
Contract owners' equity beginning
  of period .................................         3,223,756          2,558,829        118,673,742         79,519,856
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $             -          3,223,756        144,706,783        118,673,742
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           239,791            246,933         11,476,467          8,461,395
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................               255              3,898          2,352,625          4,434,682
  Units redeemed ............................          (240,046)           (11,040)        (1,319,188)        (1,419,610)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................                 -            239,791         12,509,904         11,476,467
                                                ===============    ===============    ===============    ===============

                                                               WRBal                                 WRBnd
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           190,365           (345,955)         2,942,018          3,416,801
  Realized gain (loss) on investments .......           268,069           (113,581)           560,935          1,169,887
  Change in unrealized gain (loss)
    on investments ..........................         6,797,525         12,178,254         (2,092,936)        (1,651,626)
  Reinvested capital gains ..................                 -                  -          1,127,610                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         7,255,959         11,718,718          2,537,627          2,935,062
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        13,689,721         18,363,862          8,082,250         23,790,856
  Transfers between funds ...................         1,139,553          3,184,036         (7,641,663)       (15,102,707)
  Redemptions (note 3) ......................        (6,299,175)        (3,241,279)        (7,782,150)        (6,411,615)
  Annuity benefits ..........................              (583)                 -               (759)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (148,367)           (72,396)          (189,330)          (161,903)
  Adjustments to maintain reserves ..........            47,839             20,269             42,036             40,889
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         8,428,988         18,254,492         (7,489,616)         2,155,520
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        15,684,947         29,973,210         (4,951,989)         5,090,582
Contract owners' equity beginning
  of period .................................        88,346,309         58,373,099        105,941,161        100,850,579
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       104,031,256         88,346,309        100,989,172        105,941,161
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         8,746,952          6,794,609          8,824,865          8,643,298
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,927,889          2,640,518          1,133,060          3,033,654
  Units redeemed ............................        (1,100,937)          (688,175)        (1,758,271)        (2,852,087)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         9,573,904          8,746,952          8,199,654          8,824,865
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             WRCoreEq                              WRDivInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,726,176)        (1,110,132)            14,294                  -
  Realized gain (loss) on investments .......        (2,468,219)        (2,515,743)             3,874                  -
  Change in unrealized gain (loss)
    on investments ..........................        23,388,835         35,842,592            543,682                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        19,194,440         32,216,717            561,850                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        20,038,798         39,835,695          2,522,852                  -
  Transfers between funds ...................       (11,807,471)        (6,191,102)         4,061,456                  -
  Redemptions (note 3) ......................       (13,457,626)       (11,002,147)           (61,772)                 -
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (402,759)          (296,874)            (1,106)                 -
  Adjustments to maintain reserves ..........           (48,883)            13,442                 52                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (5,677,941)        22,359,014          6,521,482                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        13,516,499         54,575,731          7,083,332                  -
Contract owners' equity beginning
  of period .................................       240,491,705        185,915,974                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   254,008,204        240,491,705          7,083,332                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        31,339,819         28,039,884                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         3,469,502          8,233,379            682,141                  -
  Units redeemed ............................        (4,207,051)        (4,933,444)           (29,962)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        30,602,270         31,339,819            652,179                  -
                                                ===============    ===============    ===============    ===============

                                                             WRGrowth                               WRHiInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............        (3,296,693)        (3,132,108)         4,477,850          4,214,594
  Realized gain (loss) on investments .......        (1,022,943)          (300,384)          (244,154)          (905,365)
  Change in unrealized gain (loss)
    on investments ..........................         9,890,810         50,129,544          2,191,358          6,434,879
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         5,571,174         46,697,052          6,425,054          9,744,108
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        38,607,576         56,714,174          9,333,358         17,444,371
  Transfers between funds ...................       (11,099,156)        23,922,536          1,774,807         (2,210,050)
  Redemptions (note 3) ......................       (16,184,275)       (10,433,136)        (4,052,795)        (3,308,843)
  Annuity benefits ..........................              (386)                 -               (582)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (486,473)          (315,835)          (104,142)           (61,406)
  Adjustments to maintain reserves ..........          (204,433)            15,750             30,684             23,437
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        10,632,853         69,903,489          6,981,330         11,887,509
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        16,204,027        116,600,541         13,406,384         21,631,617
Contract owners' equity beginning
  of period .................................       301,609,039        185,008,498         70,865,343         49,233,726
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       317,813,066        301,609,039         84,271,727         70,865,343
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        37,406,072         27,861,661          5,707,409          4,689,184
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         6,715,458         12,689,046          1,432,238          2,378,017
  Units redeemed ............................        (5,480,846)        (3,144,635)          (884,867)        (1,359,792)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        38,640,684         37,406,072          6,254,780          5,707,409
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             WRIntlII                               WRIntl
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        47,724                  -           (423,312)           224,852
  Realized gain (loss) on investments .......            74,703                  -           (828,872)        (1,966,765)
  Change in unrealized gain (loss)
    on investments ..........................           662,234                  -          8,319,805         11,218,434
  Reinvested capital gains ..................            59,250                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           843,911                  -          7,067,621          9,476,521
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,724,080                  -          7,269,031          7,836,767
  Transfers between funds ...................         6,288,918                  -         (2,293,872)         4,246,455
  Redemptions (note 3) ......................          (916,228)                 -         (3,410,390)        (1,862,306)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................           (25,484)                 -            (99,232)           (57,882)
  Adjustments to maintain reserves ..........               757                  -            169,681            (13,429)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         7,072,043                  -          1,635,218         10,149,605
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         7,915,954                  -          8,702,839         19,626,126
Contract owners' equity beginning
  of period .................................                 -                  -         55,194,400         35,568,274
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     7,915,954                  -         63,897,239         55,194,400
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -          7,134,038          5,665,413
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           735,303                  -          1,575,512          2,729,103
  Units redeemed ............................           (99,612)                 -         (1,374,375)        (1,260,478)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           635,691                  -          7,335,175          7,134,038
                                                ===============    ===============    ===============    ===============

                                                             WRLTBond                             WRMicCpGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003                2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           667,576            687,179             (8,465)                 -
  Realized gain (loss) on investments .......           167,296            127,527              1,823                  -
  Change in unrealized gain (loss)
    on investments ..........................          (695,302)          (226,663)           286,657                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           139,570            588,043            280,015                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         4,730,884         14,262,996            628,015                  -
  Transfers between funds ...................         1,879,143          8,938,521          1,135,483                  -
  Redemptions (note 3) ......................        (3,351,458)        (2,616,571)            (8,020)                 -
  Annuity benefits ..........................              (379)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................           (98,467)           (73,792)              (121)                 -
  Adjustments to maintain reserves ..........            (8,795)            10,602               (101)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         3,150,928         20,521,756          1,755,256                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,290,498         21,109,799          2,035,271                  -
Contract owners' equity beginning
  of period .................................        43,351,583         22,241,784                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        46,642,081         43,351,583          2,035,271                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,743,944          1,955,961                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,333,781          2,810,807            196,135                  -
  Units redeemed ............................        (1,061,793)        (1,022,824)           (12,068)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         4,015,932          3,743,944            184,067                  -
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              WRMMkt                               WRMortSec
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003                2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (165,877)          (307,405)            39,613                  -
  Realized gain (loss) on investments .......                 -                  -                698                  -
  Change in unrealized gain (loss)
    on investments ..........................                 -                  -            (63,475)                 -
  Reinvested capital gains ..................                 -                  -             30,566                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............          (165,877)          (307,405)             7,402                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         8,552,543         25,140,077            419,372                  -
  Transfers between funds ...................        (5,660,857)       (22,689,037)         1,937,691                  -
  Redemptions (note 3) ......................        (5,337,714)        (8,936,271)           (22,432)                 -
  Annuity benefits ..........................                 -                  -               (760)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (117,233)          (213,573)               (66)                 -
  Adjustments to maintain reserves ..........             4,953             20,470                775                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (2,558,308)        (6,678,334)         2,334,580                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (2,724,185)        (6,985,739)         2,341,982                  -
Contract owners' equity beginning
  of period .................................        27,477,578         34,463,317                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    24,753,393         27,477,578          2,341,982                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,707,827          3,366,596                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,947,323          4,396,015            236,924                  -
  Units redeemed ............................        (3,200,327)        (5,054,784)           (10,720)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         2,454,823          2,707,827            226,204                  -
                                                ===============    ===============    ===============    ===============

                                                            WRRealEstS                            WRSciTech
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003                2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            22,324                  -         (1,408,887)          (911,347)
  Realized gain (loss) on investments .......             1,875                  -            189,527           (207,868)
  Change in unrealized gain (loss)
    on investments ..........................           524,093                  -         15,915,340         19,318,811
  Reinvested capital gains ..................            83,580                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           631,872                  -         14,695,980         18,199,596
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           775,096                  -         14,408,319         21,833,102
  Transfers between funds ...................         5,526,301                  -          1,425,106          2,165,630
  Redemptions (note 3) ......................           (21,246)                 -         (4,724,849)        (2,251,337)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................              (229)                 -           (163,268)           (68,102)
  Adjustments to maintain reserves ..........             3,883                  -             71,942             (3,651)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         6,283,805                  -         11,017,250         21,675,642
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         6,915,677                  -         25,713,230         39,875,238
Contract owners' equity beginning
  of period .................................                 -                  -         92,939,816         53,064,578
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         6,915,677                  -        118,653,046         92,939,816
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         11,425,184          8,398,696
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           552,930                  -          2,640,650          3,968,257
  Units redeemed ............................           (11,587)                 -         (1,359,209)          (941,769)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           541,343                  -         12,706,625         11,425,184
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             WRSmCap                               WRSmCpVal
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003                2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,963,573)        (1,375,892)           (26,693)                 -
  Realized gain (loss) on investments .......         1,315,125         (1,800,792)             2,965                  -
  Change in unrealized gain (loss)
    on investments ..........................        17,657,223         31,884,942            400,161                  -
  Reinvested capital gains ..................                 -                  -            359,498                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        17,008,775         28,708,258            735,931                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        15,872,495         26,838,385          1,482,448                  -
  Transfers between funds ...................        (2,549,505)        (7,198,447)         5,361,881                  -
  Redemptions (note 3) ......................        (7,610,484)        (4,022,483)          (182,885)                 -
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (255,703)          (116,410)              (130)                 -
  Adjustments to maintain reserves ..........           428,114             19,486                491                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         5,884,917         15,520,531          6,661,805                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        22,893,692         44,228,789          7,397,736                  -
Contract owners' equity beginning
  of period .................................       132,974,855         88,746,066                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   155,868,547        132,974,855          7,397,736                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        13,190,389         11,801,501                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,841,162          4,652,169            679,010                  -
  Units redeemed ............................        (2,333,333)        (3,263,281)           (47,383)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        13,698,218         13,190,389            631,627                  -
                                                ===============    ===============    ===============    ===============

                                                             WRValue
                                                ----------------------------------
Investment activity:                                 2004               2003
                                                ---------------    ---------------
  Net investment income (loss) ..............          (265,251)          (438,452)
  Realized gain (loss) on investments .......           388,352           (367,367)
  Change in unrealized gain (loss)
    on investments ..........................        15,981,749         17,627,420
  Reinvested capital gains ..................                 -                  -
                                                ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        16,104,850         16,821,601
                                                ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        18,872,156         24,562,322
  Transfers between funds ...................         7,274,499          9,426,821
  Redemptions (note 3) ......................        (5,780,845)        (2,666,859)
  Annuity benefits ..........................              (390)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (151,184)           (60,360)
  Adjustments to maintain reserves ..........           384,738             56,298
                                                ---------------    ---------------
      Net equity transactions ...............        20,598,974         31,318,222
                                                ---------------    ---------------
Net change in contract owners' equity .......        36,703,824         48,139,823
Contract owners' equity beginning
  of period .................................       106,447,898         58,308,075
                                                ---------------    ---------------
Contract owners' equity end of period .......       143,151,722        106,447,898
                                                ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         9,899,433          6,694,479
                                                ---------------    ---------------
  Units purchased ...........................         3,025,601          4,118,296
  Units redeemed ............................        (1,169,688)          (913,342)
                                                ---------------    ---------------
  Ending units ..............................        11,755,346          9,899,433
                                                ===============    ===============

See accompanying notes to financial statements.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF - Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF
          - Small Company Opportunity Fund Class A Shares.

          On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

          The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

          Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                    AIM VIF - Balanced Fund - Series I Shares (AIMBal)
                    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
                    AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
                    AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
                    AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
                    AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
                    AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)*
                    AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);
                    Alliance VPSF - AllianceBernstein Growth & Income Portfolio
                    - Class B (AlGrIncB)
                    Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
                    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio
                    - Class B (AISmCapValB)

               Portfolios of the American Variable Insurance Series
               (American VIS);
                    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
                    American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
                    American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
                    American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III (ACVPInt3)
                    American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra) American Century VP - Ultra/(R)/ Fund - Class II (ACVPUltra2)
                    American Century VP - Value Fund - Class I (ACVPVal) American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the BB&T Variable Insurance Funds (BB&T VIF);
                    BB&T VIF - Capital Manager Equity Fund (BBTCapMgr)
                      (formerly BB&T VIF - Capital Appreciation Fund)
                    BB&T VIF - Large Cap Value Fund (BBTLgCapV)
                      (formerly BB&T VIF - Growth and Income Fund)
                    BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
                    BB&T VIF - Mid Cap Growth Fund (BBTMdCapGr)
                      (formerly BB&T VIF - Capital Manager Aggressive Growth
                      Fund)

               Portfolios of the Credit Suisse Trust;
                    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
                    Credit Suisse Trust - International Focus Portfolio
                    (CSIntFoc)
                    Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                    Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
                    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
                    Dreyfus VIF - Developing Leaders Portfolio - Service Shares (DryVIFDevLdS)*
                    Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)

               Portfolios of the Evergreen Variable Annuity Funds (Evergreen
               VAF);
                    Evergreen VAF - Foundation Fund - Class 1 (EvFound)* Evergreen VAF - Fund - Class 1 (EvFund)*
                    Evergreen VAF - Growth And Income Fund - Class 1 (EvGrInc)* Evergreen VAF - International Growth Fund - Class 1 (EvIntGr)*
                    Evergreen VAF - Omega Fund - Class 1 (EvOmega)*
                    Evergreen VAF - Special Equity Fund - Class 1 (EvSpEq)* Evergreen VAF - Special Values Fund - Class 1 (EvSpVal)* Evergreen VAF - Strategic Income Fund - Class 1 (EvStratInc)*

               Portfolios of the Federated Insurance Series (Federated IS);
                    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
                    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
                    Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
                    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
                    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund (Fidelity/(R)/ VIP);
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
                    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
                    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
                    Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products
               Fund II
               (Fidelity/(R)/ VIP II);
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 (FidVIPCon2)
                    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products
               Fund III
               (Fidelity/(R)/ VIP III);
                    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
                    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)

               First Horizon Capital Appreciation Portfolio (FHCapAp)

               First Horizon Core Equity Portfolio (FHCoreEq)

               Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
                    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2 (FrVIPRisDiv2)
                    Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2 (FrVIPSmCapV2)
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 1 (FrVIPForSec)*
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
               GVIT);
               (Gartmore is an affiliate of the Company)
                    Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus International Value Fund - Class II (GVITIntVal2)
                    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
                    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
                    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
                    Gartmore GVIT Emerging Markets Fund - Class VI
                    (GVITEmMrkts6)
                    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
                    Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
                    Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
                    Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
                    Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
                    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
                    Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
                    Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1) Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg) Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon) Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod) Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
                    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
                    Gartmore GVIT International Growth Fund - Class I
                    (GVITIntGro)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                    Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
                    Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
                    Gartmore GVIT J.P. Morgan Balanced Fund - Class I
                    (GVITJPBal)
                    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund) Gartmore GVIT Nationwide/(R)/ Fund - Class II (GVITNWFund2) Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I (GVITLead)
                    Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III (GVITLead3)
                    Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I (GVITNStrVal)*
                    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
                    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
                    Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2) Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)*
                    Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)*
                    Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
                    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
                    Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead) Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)

               Portfolios of the Janus Aspen Series (Janus AS);
                    Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                    Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
                    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
                    Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
                    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
                    Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)

               JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)

               Portfolios of the MFS/(R)/ Variable Insurance TrustSM
               (MFS/(R)/ VIT);
                    MFS/(R)/ VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
                    MFS/(R)/ VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
                    MFS/(R)/ VIT - New Discovery Series - Service Class (MFSNewDiscS)
                    MFS/(R)/ VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust
                    (Neuberger Berman AMT);
                    Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFasc)
                    Neuberger Berman AMT - Focus Portfolio - S Class
                    (NBAMTFocus)
                    Neuberger Berman AMT - Guardian Portfolio - I Class (NBAMTGuard)
                    Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/
                    - I Class (NBAMTLMat)
                    Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I
                    Class
                    (NBAMTMCGr)
                    Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class (NBAMTPart)
                    Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)

               Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)

               Oppenheimer Capital Appreciation Fund/VA - Initial Class
               (OppCapAp)

               Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)

               Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3)

               Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)

               Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)

               Oppenheimer High Income Fund/VA - Service Class (OppHighIncS)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Oppenheimer Main Street Fund/(R)/ /VA - Initial Class
               (OppMSFund)

               Oppenheimer Main Street Fund/(R)/ /VA - Service Class
               (OppMSFundS)

               Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Service Class (OppMSSmCapS)

               Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)

               Portfolios of the Putnam Variable Trust (Putnam VT);
                    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc) Putnam VT International Equity Fund - IB Shares (PVTIntEq)* Putnam VT Voyager II Fund - IB Shares (PVTVoyII)*

               Strong Opportunity Fund II, Inc. - Investor Class (StOpp2)

               Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck
               WIT);
                    Van Eck WIT - Worldwide Emerging Markets Fund - Class R1 (VEWrldEMktR1)
                    Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class (VEWrldEMkt)
                    Van Eck WIT - Worldwide Hard Assets Fund - Class R1 (VEWrldHAsR1)
                    Van Eck WIT - Worldwide Hard Assets Fund - Initial Class (VEWrldHAs)

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
               LIT);
                    Van Kampen LIT - Comstock Portfolio - Class II (VKCom2) Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)

               Portfolios of the Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
                    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
                    Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)
                    Van Kampen UIF - International Magnum Portfolio - Class I (VKIntMag)*
                    Van Kampen UIF - Mid Cap Growth Portfolio - Class I (VKMidCapG)
                    Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)

               Portfolios of the Victory Variable Insurance Funds (Victory VIF);
                    Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
                    Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)*
                    Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)*

               Portfolios of the W & R Target Funds, Inc.;
                    W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
                    W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
                    W & R Target Funds, Inc. - Bond Portfolio (WRBnd)
                    W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq) W & R Target Funds, Inc. - Dividend Income Portfolio (WRDivInc)
                    W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
                    W & R Target Funds, Inc. - High Income Portfolio (WRHiInc) W & R Target Funds, Inc. - International II Portfolio (WRIntlII)
                    W & R Target Funds, Inc. - International Portfolio (WRIntl) W & R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLTBond)
                    W & R Target Funds, Inc. - Micro Cap Growth Portfolio (WRMicCpGr)
                    W & R Target Funds, Inc. - Money Market Portfolio (WRMMkt) W & R Target Funds, Inc. - Mortgage Securities Portfolio (WRMortSec)
                    W & R Target Funds, Inc. - Real Estate Securities Portfolio (WRRealEstS)
                    W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
                    W & R Target Funds, Inc. - Small Cap Growth Portfolio (WRSmCap)
                    W & R Target Funds, Inc. - Small Cap Value Portfolio (WRSmCpVal)
                    W & R Target Funds, Inc. - Value Portfolio (WRValue)

*At December 31, 2004, contract owners were not invested in this fund.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments surrendered, such charge declining a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. No sales charges are deducted on BOA Exclusive II contracts.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                    BOA            ElitePro       ElitePro        BOA
    Nationwide Variable Account-9 Options        Furture/(1)/      Classic          Ltd       Choice/(2)/
---------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .........       0.95%            1.60%        1.75%        1.20%
---------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option ..............       0.25%               -            -            -
    Initial lowered to $1,000 and subsequent
     lowered to $25. Not available for
     investment only contracts.
---------------------------------------------------------------------------------------------------------
Five Year CDSC Option ........................       0.15%               -            -            -
---------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
  Additional (5%) Withdrawal without Charge
   and Disability ............................       0.10%               -            -            -
    In addition to standard 10% CDSC-free
     withdrawal privilege.
  10 Year and Disability Waiver for Tax
   Sheltered Annuities ......................        0.05%               -            -            -
    CDSC waived if (i) contract owner has
     owned contract for 10 years and (ii) has
     made regular payroll deferrals during
     entire contract year for at least 5 of
     those 10 years.
  Hardship Waiver for Tax Sheltered Annuities        0.15%               -            -            -
    CDSC waived if contract owner experiences
     hardship (defined under IRC Section 401
     (k)).
---------------------------------------------------------------------------------------------------------
Death Benefit Options:
    Allows enhanced provision in place of the
     standard death benefit.
  One-Year Enhanced ..........................       0.15%/(5)/          -            -            -
  One-Year Step Up ...........................       0.05%/(6)/          -            -            -
  Greater of One-Year or 5% Enhanced .........       0.20%/(5)/          -            -         0.15%/(5)/
  5% Enhanced ................................       0.10%/(7)/          -            -         0.05%/(7)/
  Term Certain with Enhanced - between 10 and
   20 years (for contracts issued prior to
   5-01-02) ..................................          -                -            -            -
---------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:
    Provide for minimum guaranteed value that
     may replace contract value for
     annuitization under certain
     circumstances.
  Option 1 ...................................       0.45%/(8)/          -            -         0.45%/(9)/
  Option 2 ...................................       0.30%/(8)/          -            -         0.30%/(9)/
---------------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option ............          -                -            -            -
    Allows a surviving spouse to continue the
     contract while receiving the economic
     benefit of the death benefit upon the
     death of the other spouse.
---------------------------------------------------------------------------------------------------------
Extra Value Option (EV) ......................       0.45%               -            -            -
    Fee assessed to assets of the variable
     account and to allocations made to the
     fixed account or guaranteed term options
     for first seven contract years in
     exchange for application of 3% of
     purchase payments made during the first
     12 months contract is in force.
---------------------------------------------------------------------------------------------------------
Beneficiary Protector Option .................       0.40%               -            -         0.40%
    Upon death of the annuitant, in addition
     to any death benefit payable, the
     contract will be credited an additional
     amount.
---------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option .............       0.50%               -            -            -
    Provides a return of principle guarantee
     over the elected program period.
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(10)/: ......       3.95%            1.60%        1.75%       2.20%
---------------------------------------------------------------------------------------------------------

                                                                      BOA      BOA Exclusive  BOA Choice
Nationwide Variable Account-9 Options              BOA V/(3)/        Income        II/(4)/       Venue
---------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .........       1.10%            1.25%        1.20%        1.50%
---------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option ..............          -                -            -            -
    Initial lowered to $1,000 and subsequent
     lowered to $25. Not available for
     investment only contracts.
---------------------------------------------------------------------------------------------------------
Five Year CDSC Option ........................       0.15%               -            -            -
---------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
  Additional (5%) Withdrawal without Charge
   and Disability ............................       0.10%               -            -            -
    In addition to standard 10% CDSC-free
     withdrawal privilege.
  10 Year and Disability Waiver for Tax
   Sheltered Annuities .......................       0.05%               -            -            -
    CDSC waived if (i) contract owner has
     owned contract for 10 years and (ii) has
     made regular payroll deferrals during
     entire contract year for at least 5 of
     those 10 years.
  Hardship Waiver for Tax Sheltered Annuities        0.15%               -            -            -
    CDSC waived if contract owner experiences
     hardship (defined under IRC Section 401
     (k)).
---------------------------------------------------------------------------------------------------------
Death Benefit Options:
    Allows enhanced provision in place of the
     standard death benefit.
  One-Year Enhanced ..........................          -                -         0.15%/(5)/      -
  One-Year Step Up ...........................       0.05%               -         0.10%/(6)/      -
  Greater of One-Year or 5% Enhanced                    -                -         0.20%/(5)/   0.15%
  5% Enhanced ................................       0.10%               -         0.15%/(7)/      -
  Term Certain with Enhanced - between 10 and
   20 years (for contracts issued prior to
   5-01-02) ...................................         -             0.20%           -            -
---------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:
    Provide for minimum guaranteed value that
     may replace contract value for
     annuitization under certain
     circumstances.
  Option 1 ...................................          -                -         0.45%/(9)/  0.45%/(9)/
  Option 2 ...................................          -                -         0.30%/(9)/  0.30%/(9)/
---------------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option ............          -                -            -        0.10%
    Allows a surviving spouse to continue the
     contract while receiving the economic
     benefit of the death benefit upon the
     death of the other spouse.
---------------------------------------------------------------------------------------------------------
Extra Value Option (EV) ......................          -                -            -           -
    Fee assessed to assets of the variable
     account and to allocations made to the
     fixed account or guaranteed term options
     for first seven contract years in
     exchange for application of 3% of
     purchase payments made during the first
     12 months contract is in force.
---------------------------------------------------------------------------------------------------------
Beneficiary Protector Option .................          -                -         0.40%       0.40%
    Upon death of the annuitant, in addition
     to any death benefit payable, the
     contract will be credited an additional
     amount.
---------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option .............          -                -         0.50%       0.50%
    Provides a return of principle guarantee
     over the elected program period.
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(10)/: ......       1.70%            1.45%        2.80%       3.10%
---------------------------------------------------------------------------------------------------------

/(1)/ Includes Key Corp, NEA, Waddell & Reed Advisors Select Plus, First Tennessee and BB&T products.
/(2)/   Includes Key Corp and Paine Weber products.
/(3)/   Includes NEA Select product.
/(4)/   Includes Waddell & Reed Advisors Select Reserve product.
/(5)/ Available beginning January 2, 2002 or a later date if state law requires.
/(6)/ Available until state approval is received for the One-Year Enhanced Death Benefit Option.
/(7)/ Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option.
/(8)/ No longer available effective May 1, 2003. Applicant could elect one or both GMIB options.
/(9)/ No longer available effective May 1, 2003. Applicant could elect one GMIB option.
/(10)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2004.

                         Total        AIMBal     AIMBValue2      AIMBlueCh      AIMCapAp      AIMCapAp2     AIMCapDev2     AIMCoreEq
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $  39,938,247         1,218              -            792           328              -              -            63
1.00% ..........    16,468,655             -              -              -             -              -              -             -
1.05% ..........     3,184,783             -              -              -             -              -              -             -
1.10% ..........    10,645,520         2,101              -          1,816           221              -              -            87
1.15% ..........     5,555,864           638              -              5           486              -              -             -
1.20% ..........    18,551,614            52              -              -             -              -              -             -
1.25% ..........     2,939,886         1,160            630            120             -             38            317             -
1.30% ..........     3,468,072           231              -              -             5              -              -             -
1.35% ..........     3,849,477           547              -            232             -              -              -            27
1.40% ..........    27,817,499            71              -            106           469              -              -           394
1.45% ..........     9,760,952             -              -              -             -              -              -             -
1.50% ..........     3,644,908             -         26,005              -             -          4,944            254             -
1.55% ..........    12,354,557         1,776              -          1,735             -              -              -         1,782
1.60% ..........     6,701,018            31          5,904              -           240          2,856            218             -
1.65% ..........     4,056,097             -         29,684              -             -          3,320             39             -
1.70% ..........     1,795,743             -              -              -             -              -              -             -
1.75% ..........     2,066,003            18          6,832              -             1            971              -             -
1.80% ..........     1,536,118             -          3,233              -             -            528              -             -
1.85% ..........     2,268,795             -              -              -             -              -              -             -
1.90% ..........       618,698             -          3,083              -             -            330             93             -
1.95% ..........     1,290,602             -         22,479              -             -          5,750              -             -
2.00% ..........     1,362,973           518             25              -             -              -              -             -
2.05% ..........     1,571,520         1,435          6,756          1,033             -          5,014             29             -
2.10% ..........       901,050             -         16,061              -             -          1,227              -             -
2.15% ..........       297,674             -          3,416              -             -            583              -             -
2.20% ..........       841,719             -          7,202              -             -          3,711              -             -
2.25% ..........       146,861             -              -              -             -              -              -             -
2.30% ..........       127,044             -              -              -             -              -              -             -
2.35% ..........        42,195             -              -              -             -            226              -             -
2.40% ..........       202,843             -              -              -             -              -              -             -
2.45% ..........        91,075             -            151              -             -            327              -             -
2.50% ..........       118,199             -          3,839              -             -            558              -             -
2.55% ..........        17,618             -              -              -             -              -              -             -
2.60% ..........       173,253             -          6,304              -             -            110              -             -
2.65% ..........         5,180             -              -              -             -              -              -             -
2.70% ..........         4,776             -              -              -             -              -              -             -
2.85% ..........           263             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $ 184,417,351         9,796        141,604          5,839         1,750         30,493            950         2,353
                 ============= ============= ============== ============== ============= ============== ============== =============

                      AIMPreEq     AIMPreEq2       AlGrIncB      AlPremGrB   AISmCapValB      ACVPIncGr     ACVPIncGr2  ACVPInflaPro
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $         498             -              -              -             -        730,324              -        78,191
1.00% ..........             -             -              -              -             -        347,190              -        27,991
1.05% ..........             -             -              -              -             -         67,776              -         7,402
1.10% ..........           606             -              -              -             -        142,987              -        22,511
1.15% ..........           260             -              -              -             -         68,389              -        18,924
1.20% ..........             -             -              -              -             -        314,904              -       102,362
1.25% ..........           400             -              -              -            59         48,745              -         6,615
1.30% ..........             -             -              -              -             -         65,476              -        10,260
1.35% ..........           474             -              -              -             -         63,182              -        15,071
1.40% ..........           495             -              -              -             -        384,041              -        94,166
1.45% ..........             -             -              -              -             -        139,118              -        20,487
1.50% ..........             -         5,606         16,599          9,115        15,846         46,500         24,661         6,478
1.55% ..........         3,475             -              -              -             -        139,492              -        22,935
1.60% ..........             -         1,272          8,634          1,938         2,674         70,565          2,078        16,923
1.65% ..........             -         6,901         12,159         22,172        20,033         69,373         10,886        20,198
1.70% ..........             -             -              -              -             -         21,739              -         2,237
1.75% ..........             -           401          3,455          1,396         5,152         31,387          1,227         2,420
1.80% ..........             -           428          1,598          2,235         2,494         27,123            476         2,230
1.85% ..........             -             -              -              -             -         26,213              -           995
1.90% ..........             -           430             59            917         2,001         10,757            613            90
1.95% ..........             -         4,697          9,019         14,622        14,093          5,336          3,781         2,041
2.00% ..........             -             -              -             55           413         17,659            424         1,678
2.05% ..........             -         7,483          7,075          5,702        14,521         17,745          7,148         1,922
2.10% ..........             -         2,744          6,463          6,198        15,881          3,127         25,292         3,069

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             AIMPreEq     AIMPreEq2       AlGrIncB      AlPremGrB   AISmCapValB      ACVPIncGr     ACVPIncGr2  ACVPInflaPro
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.15% ..........             -           108            381              -         2,147          1,432            360             -
2.20% ..........             -         1,837          5,562          2,290         7,179          4,316          9,633         1,530
2.25% ..........             -             -              -              -             -            542              -           717
2.30% ..........             -             -              -              -             -            134              -           380
2.35% ..........             -           108            902            256         1,601             19            781            21
2.40% ..........             -             -              -              -             -            958              -            58
2.45% ..........             -         1,251            877            394         1,333            377              -            90
2.50% ..........             -           138          1,577            823         2,627            331            911             -
2.55%                        -             -              -              -             -              -              -             -
2.60% ..........             -           465          2,896          1,635         2,426          1,098          1,771            35
2.65% ..........             -             -              -              -             -              5              -             -
2.70% ..........             -             -              -              -             -            361              -             -
2.85%                        -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $       6,208        33,869         77,256         69,748       110,480      2,868,721         90,042       490,027
                 ============= ============= ============== ============== ============= ============== ============== =============

                       ACVPInt      ACVPInt3      ACVPUltra     ACVPUltra2       ACVPVal       ACVPVal2      BBTCapMgr     BBTLgCapV
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     388,561       173,355         41,900              -     1,330,685              -          1,754         8,794
1.00% ..........       198,640        50,680         10,973              -       441,226              -              -             -
1.05% ..........        36,212        13,018          1,987              -        90,447              -              -            33
1.10% ..........        37,278        41,958          8,423              -       356,311              -          3,263         6,876
1.15% ..........        16,269        22,693          7,476              -       188,983              -          2,870         3,618
1.20% ..........       175,114       115,376         30,577              -       741,932              -              9           169
1.25% ..........        19,106        10,025          3,537              -       101,861              -            301         1,161
1.30% ..........        34,640        10,009          1,384              -       204,784              -            563         1,103
1.35% ..........        15,867        19,563          4,137              -       173,517              -            519         1,620
1.40% ..........       126,336       115,807         29,426              -       946,987              -            231         6,898
1.45% ..........        83,536        21,921          8,942              -       306,332              -          1,166           757
1.50% ..........        26,199         8,494          1,851         17,767        93,671         42,175             68            70
1.55% ..........        35,406        29,806         17,836              -       455,798              -          2,481         8,843
1.60% ..........        12,018        27,996          7,127          1,117       186,802          6,503          3,316         2,172
1.65% ..........        18,057        17,883          8,200          8,939       132,735         14,745          2,085           290
1.70% ..........         3,666         8,265            984              -        56,761              -          6,685            52
1.75% ..........         4,225         7,581          5,821          3,115        67,509          5,178              3            21
1.80% ..........         3,066         7,592          2,092            464        51,525          8,533              -             -
1.85% ..........         4,989         9,234          3,618              -        83,018              -              -         1,159
1.90% ..........         1,442           948            156            349        16,516          7,822              -         1,462
1.95% ..........         7,261         2,568            518          6,813        11,868         18,115              -             -
2.00% ..........         2,000         1,827          2,785          1,280        55,399          3,459              -           576
2.05% ..........         3,580         9,550            196          4,253        50,879         12,027              -             -
2.10% ..........           278           313            622          4,015         7,891         11,707              -             -
2.15% ..........           112           857            549            179        14,555          1,660              -             -
2.20% ..........           774         1,464            466          5,118        19,541          9,735              -             -
2.25% ..........             -           282            101              -         4,052              -              -             -
2.30% ..........            11           281              -              -         8,495              -              -             -
2.35% ..........             -            39              -              -             -          2,038              -             -
2.40% ..........             -         1,518              -              -        15,734              -              -             -
2.45% ..........             -             -              -            213         3,053          2,615              -             -
2.50% ..........             -             -              -          1,177           588            704              -             -
2.55% ..........             -             -              -              -         2,298              -              -             -
2.60% ..........             -           635            171            287         2,058          3,107              -             -
2.65% ..........             -             -              -              -           357              -              -             -
2.70% ..........             -             -            161              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   1,254,643       731,538        202,016         55,086     6,224,168        150,123         25,314        45,674
                 ============= ============= ============== ============== ============= ============== ============== =============

                     BBTLgCoGr    BBTMdCapGr        CSGPVen       CSIntFoc       CSLCapV      DryELeadS    DrySmCapIxS     DrySRGroS
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $       3,060         6,999         22,734         48,341        70,035              -        127,904             -
1.00% ..........             -             -          8,290         26,295        32,802              -         44,529             -
1.05% ..........            37            75          3,537          6,312        11,877              -          9,509             -
1.10% ..........         3,045         3,967            549            515         1,420              -         30,617             -
1.15% ..........           199           673             20             78           415              -         21,815             -
1.20% ..........             -           119          2,937          4,990        19,364              -         68,014             -
1.25% ..........           917           661             57            939         2,493              -         13,204             -
1.30% ..........           842           761            100            626         2,624              -         15,794             -
1.35% ..........           668           845            112            207           156              -         20,992             -
1.40% ..........         2,537         4,818             63             98         6,344              -         86,615             -
1.45% ..........           893           865              -             78         3,330              -         21,313             -
1.50% ..........            65            65              -            671         1,993          4,082          8,392           896

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            BBTLgCoGr    BBTMdCapGr        CSGPVen       CSIntFoc       CSLCapV      DryELeadS    DrySmCapIxS     DrySRGroS
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.55% ..........         2,490         2,198              -              -           380              -         29,838             -
1.60% ..........         2,140         3,201              -             31           631          1,097         21,111            57
1.65% ..........            39           497              5            204           322          1,673         10,183         1,354
1.70% ..........            50            17              -              -            59              -          5,449             -
1.75% ..........           146           221              -              -           125          2,300          5,063            24
1.80% ..........            15             -              -              -           445            558          5,672             -
1.85% ..........         4,808         5,184              -              -            89              -          8,397             -
1.90% ..........             -         2,307              -              -            26            436          2,165            32
1.95% ..........             -             -              -              -             -          3,374          1,110           575
2.00% ..........           571             -              -              -            27            448          2,600             -
2.05% ..........         3,472           979              -              -             -          2,897          6,113           670
2.10% ..........             -             -              -              -            19          2,153            321         2,857
2.15% ..........             -             -              -              -             -            545            951           130
2.20% ..........             -             -              -              -             -          5,994            684            67
2.25% ..........             -             -              -              -             -              -            798             -
2.30% ..........             -             -              -              -             8              -            264             -
2.35% ..........             -             -              -              -             -              -            150             -
2.40% ..........             -             -              -              -             -              -             10             -
2.45% ..........             -             -              -              -             -            282              4           560
2.50% ..........             -             -              -              -             -              -              -             -
2.55% ..........             -             -              -              -             -              -              -             -
2.60% ..........             -             -              -              -             -          1,286              -           433
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $      25,994        34,452         38,404         89,385       154,984         27,125        569,581         7,655
                 ============= ============= ============== ============== ============= ============== ============== =============

                      DrySRGro      DryStkIx      DryVIFApp     DryVIFAppS   DryVIFDevLd   DryVIFIntVal     FedAmLeadS     FedCapApS
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     451,265     3,425,695        564,609              -           587            792              -             -
1.00% ..........       212,040     1,774,559        253,008              -             -              -              -             -
1.05% ..........        40,468       319,609         64,074              -             -              -              -             -
1.10% ..........       125,140       588,603        100,470              -           338            600              -             -
1.15% ..........        36,137       325,296         54,023              -             -            521              -             -
1.20% ..........       152,265     1,266,573        241,272              -             -              -              -             -
1.25% ..........        22,630       177,697         34,492              -            21              -              -             -
1.30% ..........        30,013       284,023         49,703              -             -              -              -             -
1.35% ..........        17,237       250,832         46,082              -           217              -              -             -
1.40% ..........       181,575     1,416,163        235,088              -           302          1,613              -             -
1.45% ..........       109,682       585,561         49,179              -             -              -              -             -
1.50% ..........        19,324       140,300         21,878         10,323             -              -          3,041         2,129
1.55% ..........        39,532       493,245         72,622              -           751          1,770              -             -
1.60% ..........        19,461       268,588         41,193          5,390             -              -            137         4,522
1.65% ..........        27,273       135,016         34,768          7,803             -              -          1,563           711
1.70% ..........         9,272       142,757         10,143              -             -              -              -             -
1.75% ..........         4,152        83,394         10,207          3,089             -              -            574           115
1.80% ..........         4,153        71,349         11,806            801             -              -            218           349
1.85% ..........         6,891        73,026          9,992              -         4,354              -              -             -
1.90% ..........         1,917        25,718          4,622            918             -              -              -           711
1.95% ..........         4,686        30,771          2,516          5,275             -              -          1,653         6,355
2.00% ..........         4,841        40,532          5,178              -             -              -              -             -
2.05% ..........         3,968        62,913          8,337         17,526             -              -            506         2,429
2.10% ..........         1,062         7,018          1,648          4,646             -              -            974         2,669
2.15% ..........           391        14,973          2,908            131             -              -              -             -
2.20% ..........           937        13,877          1,224          6,167             -              -          2,035         3,581
2.25% ..........         1,227         1,849          1,334              -             -              -              -             -
2.30% ..........           176         3,783            375              -             -              -              -             -
2.35% ..........           281           585             30            381             -              -          1,503             -
2.40% ..........           131           307          2,021              -             -              -              -             -
2.45% ..........            33           738             15          2,099             -              -              -             -
2.50% ..........             -             -              -          1,233             -              -              -             -
2.55% ..........            22             -             28              -             -              -              -             -
2.60% ..........             -             -          1,466            467             -              -            243           316
2.65% ..........             1            70            102              -             -              -              -             -
2.70% ..........            99             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   1,528,282    12,025,420      1,936,413         66,249         6,570          5,296         12,447        23,887
                 ============= ============= ============== ============== ============= ============== ============== =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                     FedHiIncS     FedQualBd     FedQualBdS      FidVIPEIS     FidVIPEI2      FidVIPGrS      FidVIPGr2     FidVIPHIS
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -       931,856              -      2,470,698             -      1,845,978              -       811,521
1.00% ..........             -       255,717              -      1,114,237             -      1,009,101              -       344,593
1.05% ..........             -        53,400              -        241,349             -        165,146              -        96,047
1.10% ..........             -       272,780              -        506,752             -        323,291              -       138,444
1.15% ..........             -       173,405              -        270,278             -        149,737              -        65,034
1.20% ..........             -       602,087              -      1,145,330             -        970,118              -       499,652
1.25% ..........             -        87,022              -        159,565             -        118,182              -        41,993
1.30% ..........             -       111,449              -        180,674             -        210,746              -        78,047
1.35% ..........             -       161,991              -        296,834             -        187,670              -        73,036
1.40% ..........             -       783,358              -      1,530,938             -      1,125,548              -       439,569
1.45% ..........             -       206,174              -        510,089             -        536,971              -       163,891
1.50% ..........        20,164        82,603         47,370        128,550        62,832        106,523         22,626        41,894
1.55% ..........             -       367,667              -        574,650             -        305,214              -       148,626
1.60% ..........         4,406       234,570         14,020        300,858        20,351        126,501         10,310        68,790
1.65% ..........        18,926        94,161         32,992        177,482        37,012        135,460         14,099        42,928
1.70% ..........             -        75,878              -         65,289             -        121,298              -        22,688
1.75% ..........         5,705       101,112         10,335         91,876        19,558         44,599          7,699        51,491
1.80% ..........         1,988        38,454          2,737         79,453        10,748         38,646          3,198        19,956
1.85% ..........             -        64,751              -        106,008             -         39,830              -        19,969
1.90% ..........           862        17,136          3,346         14,815        10,648         16,617          1,638         2,151
1.95% ..........         8,206         8,518         27,821         20,253        33,352         12,040          7,840         6,212
2.00% ..........           226        41,652            383         39,146         1,247         28,059            451        21,733
2.05% ..........        11,215        51,548         18,461         65,463        14,475         20,524         13,907        12,145
2.10% ..........        28,189         6,020         25,039          2,376        36,276          5,398          9,067         4,717
2.15% ..........         4,457         7,379          2,831          5,851           869          7,438            197         5,682
2.20% ..........         6,496        12,523         18,554         20,866        19,861          6,591         10,138         9,068
2.25% ..........             -         2,777              -          3,663             -          1,831              -           245
2.30% ..........             -         5,269              -          1,849             -            332              -           834
2.35% ..........           954            62            884             23           700             40            114             -
2.40% ..........             -         9,713              -            798             -             34              -           253
2.45% ..........         1,220            71          1,226          2,997         2,401              -          3,479            22
2.50% ..........         6,945           712          2,572              -         5,737            310          1,595             -
2.55% ..........             -           544              -            714             -              -              -           236
2.60% ..........         1,673         4,411         11,531          1,612        10,096          1,486          2,790             -
2.65% ..........             -           287              -             20             -             30              -            20
2.70% ..........             -           770              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals .......      $121,632     4,867,827        220,102     10,131,356       286,163      7,661,289        109,148     3,231,487
                 ============= ============= ============== ============== ============= ============== ============== =============

                     FidVIPOvS   FidVIPOvS2R     FidVIPOvSR     FidVIPConS    FidVIPCon2    FidVIPIGBdS    FidVIPGrOpS   FidVIPMCap2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     241,734             -        243,149      2,129,669             -         52,782        338,829             -
1.00% ..........       103,788             -         56,284      1,047,193             -         34,328        233,070             -
1.05% ..........        24,610             -          9,609        174,163             -          4,945         42,747             -
1.10% ..........        17,553             -         29,789        361,149             -         17,852         23,482             -
1.15% ..........         9,403             -         23,961        188,078             -          3,776          8,371             -
1.20% ..........       111,009             -        134,114        993,328             -         36,761         95,124             -
1.25% ..........        17,658             -          9,134        115,084             -          5,330         14,589           644
1.30% ..........        19,188             -         20,468        185,608             -          7,715         19,446             -
1.35% ..........        11,243             -         22,146        161,592             -          6,220          9,976             -
1.40% ..........        76,104             -        124,693      1,095,416             -         35,728         76,296             -
1.45% ..........        46,716             -         25,188        485,545             -         10,430         40,153             -
1.50% ..........         8,710        21,837          8,743        126,219        49,740          3,810          9,251        30,754
1.55% ..........        15,211             -         31,951        343,167             -          9,030         24,344             -
1.60% ..........         4,841         5,195         21,720        185,090        14,041         23,895          9,683        11,130
1.65% ..........         6,024        19,774         18,811        136,883        32,643          2,258         11,417        16,582
1.70% ..........         3,314             -          7,144         41,253             -          1,147          5,382             -
1.75% ..........         2,889         7,207          6,972         74,164        17,163          2,682          4,008         8,309
1.80% ..........         3,616         2,834         10,488         61,826         5,252          3,198          2,096         3,437
1.85% ..........         5,612             -          8,186         65,811             -          1,937          4,344             -
1.90% ..........         1,153         4,762          3,528         21,268         7,550            959          1,261         4,342
1.95% ..........         1,189        25,355            634         18,958        44,574             67          1,457        23,532
2.00% ..........         2,408         1,326          4,530         47,830         2,509            741          1,088         1,432
2.05% ..........         2,152        15,244          2,889         36,562        20,721          1,822          1,292        20,660
2.10% ..........           861        18,460          1,004          5,492        27,981            561            157        20,907
2.15% ..........             -           416          2,092          9,427           987             32          1,894           668
2.20% ..........           802        13,089          1,260          8,002        21,099              -            538        12,644
2.25% ..........            31             -            750          1,924             -            139             12             -
2.30% ..........             -             -          3,302          5,921             -              -             15             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            FidVIPOvS   FidVIPOvS2R     FidVIPOvSR     FidVIPConS    FidVIPCon2    FidVIPIGBdS    FidVIPGrOpS   FidVIPMCap2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.35% ..........             -           810              -            159         1,969              -             19           227
2.40% ..........             -             -          5,707         15,579             -              -              -             -
2.45% ..........             -         2,741             28            806           841              -              -         2,026
2.50% ..........             -         1,847              -          1,130         1,644              -              -         4,223
2.55% ..........             -             -            450          1,521             -              -              -             -
2.60% ..........             -         2,183            721          2,576         3,577              -              -         1,612
2.65% ..........             -             -            135            330             -              -              -             -
2.70% ..........             -             -            186            627             -              -              -             -
2.85% ..........             -             -              -             11             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     737,819       143,080        839,766      8,149,361       252,291        268,145        980,341       163,129
                 ============= ============= ============== ============== ============= ============== ============== =============

                    FidVIPValS   FidVIPValS2        FHCapAp       FHCoreEq  FrVIPRisDiv2   FrVIPSmCapV2   FrVIPForSec2  FrVIPForSec3
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     143,214             -            341          1,356             -              -              -             -
1.00% ..........        59,978             -              -              -             -              -              -             -
1.05% ..........         5,585             -              -              1             -              -              -             -
1.10% ..........        28,062             -            119          5,618             -              -              -             -
1.15% ..........        21,300             -          1,348          1,671             -              -              -             -
1.20% ..........        75,779             -            170          1,658             -              -              -             -
1.25% ..........        12,822             -              -             70         1,817            611            677            53
1.30% ..........        13,824             -              -            148             -              -              -             -
1.35% ..........        21,855             -              -            292             -              -              -             -
1.40% ..........       120,625             -          1,552          2,856             -              -              -             -
1.45% ..........        89,616             -              -            379             -              -              -             -
1.50% ..........         4,906        11,283            348            300             -              -              -             -
1.55% ..........        47,355             -            225          3,314             -              -              -             -
1.60% ..........        22,576         2,855            192            516             -              -              -             -
1.65% ..........        11,064         2,226            368            898             -              -              -             -
1.70% ..........         9,680             -          2,477          1,982             -              -              -             -
1.75% ..........         7,466         2,880              -          1,838             -              -              -             -
1.80% ..........         4,414         1,204              -             18             -              -              -             -
1.85% ..........        11,677             -              -              -             -              -              -             -
1.90% ..........         1,103         1,365              -              -             -              -              -             -
1.95% ..........           767         7,474              -            100             -              -              -             -
2.00% ..........         9,584            21             51            899             -              -              -             -
2.05% ..........         1,377         3,835              -              -             -              -              -             -
2.10% ..........           915         7,488              -              -             -              -              -             -
2.15% ..........         3,050         1,302              -              -             -              -              -             -
2.20% ..........         1,190         3,111              -              -             -              -              -             -
2.25% ..........           915             -              -              -             -              -              -             -
2.30% ..........         2,064             -              -              -             -              -              -             -
2.35% ..........             6           214              -              -             -              -              -             -
2.40% ..........         5,302             -              -              -             -              -              -             -
2.45% ..........           128             -              -              -             -              -              -             -
2.50% ..........           185           746              -              -             -              -              -             -
2.55% ..........           452             -              -              -             -              -              -             -
2.60% ..........             -           760              -              -             -              -              -             -
2.65% ..........           150             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     738,986        46,764          7,191         23,914         1,817            611            677            53
                 ============= ============= ============== ============== ============= ============== ============== =============

                      GVITCVal   GVITIntVal2    GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITEmMrkts6    GVITFHiInc
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     169,589             -         52,502        724,164        15,216        102,487              -       528,886
1.00% ..........        88,912             -         16,263        287,767         2,873         45,842              -       212,352
1.05% ..........        17,685             -          2,963         49,137           489          5,572              -        46,935
1.10% ..........        22,572             -          7,032        192,301         3,302         19,902              -       124,236
1.15% ..........        25,803             -          9,584        114,055         1,033         14,576              -        82,061
1.20% ..........       125,344             -         33,585        375,452         2,089         49,623              -       337,980
1.25% ..........        19,444            33          1,515         55,392         1,966          6,137              -        44,055
1.30% ..........        15,450             -          4,362         66,513           528          8,407              -        76,642
1.35% ..........        28,332             -          4,037         91,198           573         17,388              -        74,442
1.40% ..........       114,304             -         46,600        512,553         7,189         58,961              -       332,516
1.45% ..........        60,904             -          8,057        224,393         2,296         70,078              -        90,821
1.50% ..........        24,919             -          3,263         51,071           554          5,182            266        30,108
1.55% ..........        33,304             -          7,838        237,236         2,715         29,929              -       140,409
1.60% ..........        33,520             -          4,528         98,571           797         15,217             23        56,753
1.65% ..........        39,200             -          3,191         68,608           656          8,019             99        28,970
1.70% ..........         4,504             -          1,478         27,836           680          4,400              -        41,578

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             GVITCVal   GVITIntVal2    GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITEmMrkts6    GVITFHiInc
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.75% ..........         8,917             -          1,822         39,611           773          7,834              -        32,620
1.80% ..........         8,329             -          1,402         28,368         1,021          4,692              -        23,495
1.85% ..........         5,467             -          1,103         62,092           968          7,749              -        31,251
1.90% ..........         1,363             -            834         11,953            32          2,174            105         6,274
1.95% ..........         1,874             -             83          7,827             -          2,385             22         3,299
2.00% ..........         4,263             -          1,169         33,841           264          6,606              -        16,356
2.05% ..........         3,822             -          2,565         37,467           553          2,769              -        12,786
2.10% ..........         1,228             -            168          3,989           259            254            154         2,604
2.15% ..........           527             -            184          6,239            21            710            276         4,901
2.20% ..........           494             -            205         14,179             -             71             14         2,526
2.25% ..........           380             -             13          3,317             -            534              -           404
2.30% ..........           292             -              -          6,463             -            678              -         2,152
2.35% ..........             -             -              -            136             -            111              -         1,402
2.40% ..........             3             -            110         15,347             -             21              -         4,008
2.45% ..........            38             -              -          2,354             -              -              -           103
2.50% ..........             -             -              -              -             -              -              -           380
2.55% ..........             -             -              -          1,258             -              -              -           295
2.60% ..........           921             -              -              -             -              -              -             -
2.65% ..........             -             -              -            313             -              -              -           110
2.70% ..........           266             -              -            129             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     861,970            33        216,456      3,451,130        46,847        498,308            959     2,393,710
                 ============= ============= ============== ============== ============= ============== ============== =============

                    GVITGlFin1    GVITGlFin3     GVITGlHlth    GVITGlHlth3    GVITGlTech    GVITGlTech3     GVITGlUtl1    GVITGlUtl3
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -        27,516              -         63,614         7,406         40,534              -        22,516
1.00% ..........             -         8,570              -         28,055         4,909         32,966              -        11,867
1.05% ..........             -         2,450              -          4,134           274          2,327              -         2,558
1.10% ..........             -         4,445              -         13,053         3,108          8,650              -         2,065
1.15% ..........             -         3,341              -         12,737           930          4,673              -         4,515
1.20% ..........             -        10,663              -         30,134         5,132         18,356              -        13,387
1.25% ..........            549          758          1,173          3,022           973          2,516            781           597
1.30% ..........             -         1,795              -          4,609           346          5,657              -         2,061
1.35% ..........             -         2,725              -          5,270           350          2,693              -         1,553
1.40% ..........             -        17,374              -         40,327         7,501         25,643              -        15,359
1.45% ..........             -         2,538              -         28,157         2,679         52,669              -         5,376
1.50% ..........             -           741              -          8,630           710          1,896              -           645
1.55% ..........             -         5,691              -         25,512         3,765         23,176              -         8,242
1.60% ..........             -         4,000              -         10,351           839          8,540              -         3,746
1.65% ..........             -         1,870              -         11,855           332          4,660              -           836
1.70% ..........             -           813              -          3,087           381          4,485              -           875
1.75% ..........             -         1,846              -          7,127           266          3,918              -         1,182
1.80% ..........             -           823              -          5,732           313          2,697              -           318
1.85% ..........             -         1,124              -          3,014           699          4,644              -         1,125
1.90% ..........             -         1,121              -          1,492           144            586              -           298
1.95% ..........             -         1,652              -          4,242            12          1,313              -           735
2.00% ..........             -         1,067              -          4,342           222          2,657              -           539
2.05% ..........             -         1,173              -          4,980            44          2,161              -         1,543
2.10% ..........             -            32              -          1,503            19            433              -           186
2.15% ..........             -            12              -            250             -            813              -           154
2.20% ..........             -           112              -          2,014           201            401              -            49
2.25% ..........             -           237              -            561             -            333              -           463
2.30% ..........             -             -              -            410             -            536              -            76
2.35% ..........             -             -              -          1,447             -             55              -             -
2.40% ..........             -             -              -            135             -             36              -           146
2.45% ..........             -             -              -            262             -            331              -             -
2.50% ..........             -             -              -              -             -              -              -             -
2.55% ..........             -             -              -            226             -             13              -            22
2.60% ..........             -            57              -          2,157             -              -              -             -
2.65% ..........             -             -              -             29             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
Totals ......... $         549       104,546          1,173        332,470        41,555        260,368            781       103,034
                 ============= ============= ============== ============== ============= ============== ============== =============

                     GVITGvtBd    GVITGvtBd2     GVITGrowth      GVITIDAgg     GVITIDCon      GVITIDMod   GVITIDModAgg  GVITIDModCon
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $   2,101,328             -        386,311        112,936       239,291        648,976        283,538       314,036
1.00% ..........       950,406             -        219,846         23,895        48,160        199,080         85,116        85,107
1.05% ..........       209,975             -         44,565          4,349        12,156         38,922          8,139        15,431
1.10% ..........       460,108             -         37,511         28,140        65,420        282,876        138,782       139,060

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            GVITGvtBd    GVITGvtBd2     GVITGrowth      GVITIDAgg     GVITIDCon      GVITIDMod   GVITIDModAgg  GVITIDModCon
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.15% ..........       235,680             -         18,766         31,917        61,319        228,759        145,917        99,829
1.20% ..........       859,562             -         58,684         56,023       164,150        363,913        154,394       171,559
1.25% ..........       121,076             -         11,060         59,994        32,066        171,902         74,280        71,355
1.30% ..........       135,668             -         28,359          9,911        21,378         68,083         17,552        25,082
1.35% ..........       188,317             -          8,736         17,784        34,359         97,218         56,935        50,226
1.40% ..........     1,222,630             -         71,502         98,821       195,253        787,431        385,457       333,614
1.45% ..........       364,997             -         32,593         17,328        50,200        163,255         81,871        61,385
1.50% ..........       120,354        72,495          4,909         17,222        60,095        174,801         89,905       103,776
1.55% ..........       604,071             -         16,726         46,563       125,065        331,805        142,780       163,928
1.60% ..........       236,621        14,711          5,540         30,226       124,998        308,167        180,924       168,486
1.65% ..........       137,543        56,013          6,823         37,263        62,504        138,715         97,273        68,145
1.70% ..........        71,416             -          3,537          8,539        13,077         62,622         27,530        28,138
1.75% ..........       102,504        14,506          3,193         10,809        46,541        173,308         68,930        83,762
1.80% ..........        83,105         6,400          1,500         17,737         9,711         49,825         24,785        37,798
1.85% ..........        77,983             -          4,801         18,549        31,018        114,917         61,790        39,445
1.90% ..........        17,124         8,670            587          2,330           174         13,333         21,168         5,115
1.95% ..........        17,781        48,497             90         37,831        11,252         82,436         50,571        22,331
2.00% ..........        66,613           970          2,675          8,201        13,436         45,195         47,505        19,928
2.05% ..........        57,754        22,867            418         22,780        14,702         87,918         40,473        32,897
2.10% ..........         9,485        53,746             89          8,794        21,496         90,391         37,232        30,854
2.15% ..........         8,688         1,326            659          1,919         4,214         27,058         15,142        19,250
2.20% ..........         7,431        26,447            966         25,925         8,854         83,654         65,137        44,490
2.25% ..........         4,586             -            661          1,532         3,449         18,612          8,549         3,309
2.30% ..........         7,628             -             54          2,904           401          8,137         10,722         1,898
2.35% ..........            14           952             11            604           176          6,480          1,230           139
2.40% ..........         9,221             -              -          2,177         1,065         15,173         11,400         2,402
2.45% ..........         2,034         3,304            229          1,211            74          3,823          2,189         2,202
2.50% ..........             3         4,437              4             11           205         17,506          4,026        12,470
2.55% ..........           743             -              -            231             -          1,280          1,115             -
2.60% ..........           330         8,228              -         14,909         5,783          3,167         12,130        10,674
2.65% ..........           337             -              -             60            66            223            401            68
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -            218             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   8,493,116       343,569        971,405        779,425     1,482,108      4,908,961      2,455,106     2,268,189
                 ============= ============= ============== ============== ============= ============== ============== =============

                    GVITIntGro   GVITIntGro3    GVITIntVal6      GVITJPBal   GVITSMdCpGr      GVITMyMkt     GVITNWFund   GVITNWFund2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $       3,130        12,048              -        454,777       239,545      1,804,833      1,728,475             -
1.00% ..........           659         2,036              -        206,313       102,159        743,017        962,918             -
1.05% ..........           430         1,031              -         41,399        18,225        190,499        147,852             -
1.10% ..........           316         3,223              -         88,522        53,907        295,711        225,242             -
1.15% ..........           478         2,752              -         47,396        26,827        154,006         77,307             -
1.20% ..........         1,062         8,836              -        215,710       151,926      1,202,944        277,705             -
1.25% ..........           423         1,277            587         23,493        17,225        112,022         55,335             -
1.30% ..........           580           505              -         37,885        34,433        168,674         50,395             -
1.35% ..........           383         2,361              -         46,970        19,367        207,628         51,360             -
1.40% ..........         2,799        12,742              -        288,699       169,325      1,276,293        481,012             -
1.45% ..........            90         4,343              -        108,794        91,650        593,251        233,455             -
1.50% ..........           143         1,645            192         24,303        20,271        174,080         48,944         8,504
1.55% ..........           944         4,144              -        121,417        65,170        523,525        141,551             -
1.60% ..........         1,374         6,012            548         40,325        30,386        224,554         48,227         1,873
1.65% ..........           140         2,415             83         24,642        15,332        155,657         44,512         4,678
1.70% ..........             -           769              -         11,423         8,144         81,632         25,023             -
1.75% ..........             -           339            335         21,908         6,616         74,915         14,020         1,659
1.80% ..........           184           899              -         10,070         9,616         53,848          9,831         1,161
1.85% ..........           418           768              -         15,678        13,808         83,684         22,733             -
1.90% ..........           135            21              6          3,117         4,844         18,135          5,640           767
1.95% ..........             -             -             42          5,447         2,143         32,075          4,460         2,280
2.00% ..........             -           294              -         11,559         8,299         42,279         10,357             -
2.05% ..........             -           671             39          5,250         6,757         37,585          6,098         2,424
2.10% ..........            12           263            146            878         1,740         38,704          2,957         2,302
2.15% ..........             -            22              -          4,690         2,365         10,242          3,063             -
2.20% ..........             -             -             26          1,726           793         24,030          2,931         5,048
2.25% ..........             -             -              -            481         1,511          1,921            645             -
2.30% ..........             -             -              -          4,402         1,025          4,157          1,140             -
2.35% ..........             -             -              -             57            27          1,303             57             -
2.40% ..........             -             -              -         10,356         2,026          1,019            334             -
2.45% ..........             -             -              -              -            57          2,548            449           567
2.50% ..........             -             -              -              -             -          1,208             57        14,624

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued           GVITIntGro   GVITIntGro3    GVITIntVal6      GVITJPBal   GVITSMdCpGr      GVITMyMkt     GVITNWFund   GVITNWFund2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.55% ..........             -             -              -            933           220              2             21             -
2.60% ..........             -             -              -             44             -          1,244              -           378
2.65% ..........             -             -              -            234            47              -             26             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $      13,700        69,416          2,004      1,878,898     1,125,786      8,337,225      4,684,132        46,265
                 ============= ============= ============== ============== ============= ============== ============== =============

                      GVITLead     GVITLead3    GVITNStrVal    GVITSmCapGr  GVITSmCapGr2   GVITSmCapVal  GVITSmCapVal2    GVITSmComp
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -        13,491         20,587        216,188             -      1,373,498              -       992,503
1.00% ..........             -         8,074          9,302         74,832             -        444,190              -       413,093
1.05% ..........             -           664          2,672         11,471             -         90,411              -        68,134
1.10% ..........             -         2,205            497         71,871             -        293,008              -       178,092
1.15% ..........             -         1,386            224         35,848             -        137,777              -        90,470
1.20% ..........             -         7,379          5,411        143,122             -        578,803              -       463,862
1.25% ..........            44         2,708            561         20,522             -         78,738              -        55,804
1.30% ..........             -         1,446          1,063         32,424             -         98,568              -        90,466
1.35% ..........             -         2,469            239         33,290             -        135,752              -        79,734
1.40% ..........             -        11,164          1,494        199,095             -        754,407              -       504,049
1.45% ..........             -         4,441          1,993         92,248             -        280,321              -       197,893
1.50% ..........             -           934          1,067         20,417         9,736         63,938         14,576        48,083
1.55% ..........             -         5,668            108         76,666             -        321,134              -       160,025
1.60% ..........             -         6,081              -         42,376           585        138,004          3,090        79,733
1.65% ..........             -         3,353            251         27,070         3,980         99,325          9,221        89,312
1.70% ..........             -           244              3         21,363             -         55,376              -        25,997
1.75% ..........             -             7              -         12,116         2,211         57,281          2,468        28,613
1.80% ..........             -           374             33         10,869           435         38,757            803        30,779
1.85% ..........             -            44            190         21,758             -         74,004              -        56,051
1.90% ..........             -             -             16          3,361           440         15,840          1,544         7,549
1.95% ..........             -            19              -          1,568         5,313         17,120          5,938         9,137
2.00% ..........             -            36             10         11,151            10         72,465            125        17,335
2.05% ..........             -         2,148              -          9,882         3,987         35,171          5,801        23,226
2.10% ..........             -             -              9          2,121         5,101          5,214          6,510         2,702
2.15% ..........             -             -              -          1,093           315          6,980          1,095         3,154
2.20% ..........             -            53              -          2,850         1,489         20,104          4,802         3,961
2.25% ..........             -            29              -            936             -          2,798              -         1,846
2.30% ..........             -             -              -            390             -          3,936              -         2,488
2.35% ..........             -             -              -            115           794            224             10             -
2.40% ..........             -            29              -            299             -          1,314              -         5,889
2.45% ..........             -             -              -              -           170          2,323              -             4
2.50% ..........             -             -              -              -             -              -             76           134
2.55% ..........             -             -              -              2             -            255              -           722
2.60% ..........             -             -              -              -           611              -            596             -
2.65% ..........             -             -              -             50             -             53              -           128
2.70% ..........             -             -              -              -             -              -              -           133
2.85% ..........             -             -              -              -             -             11              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $          44        74,446         45,730      1,197,364        35,177      5,297,100         56,655     3,731,101
                 ============= ============= ============== ============== ============= ============== ============== =============

                   GVITSmComp2   GVITTGroFoc   GVITTGroFoc3      GVITUSGro    GVITUSGro3 GVITVKMultiSec      GVITWLead    GVITWLead3
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -         1,646          3,003              -        59,679        514,703         86,007        15,484
1.00% ..........             -           664          2,691              -        40,842        208,848         36,964         7,638
1.05% ..........             -             6            343              -         2,131         46,734         10,451           785
1.10% ..........             -           393            545              -        18,074         83,393          8,234         2,151
1.15% ..........             -           243            202              -         7,992         42,474          2,762         2,072
1.20% ..........             -           681          1,825              -        34,663        227,173         23,122         5,671
1.25% ..........             -           115             48          1,813         3,406         28,050          4,324         1,113
1.30% ..........             -            16          2,596              -         8,140         43,442         12,012         3,957
1.35% ..........             -           219            442              -         6,309         48,561          3,306         2,390
1.40% ..........             -           675          3,441              -        47,431        321,737         24,351        10,284
1.45% ..........             -           304            525              -        30,207        110,223          8,931         4,419
1.50% ..........        16,166           254            554              -        15,868         46,084          1,395           456
1.55% ..........             -           474            576              -        20,136        101,420          6,922         4,232
1.60% ..........         8,201           100            328              -        13,351         50,515          2,019         1,315
1.65% ..........         4,531            53            442              -         7,453         48,607          2,206         1,421
1.70% ..........             -            32             70              -         4,060         18,843            247         1,828
1.75% ..........         3,636             -              -              -         7,567         24,303            557           437
1.80% ..........         4,565             -            138              -         3,882         14,075          2,519           527
1.85% ..........             -            88             30              -         3,365         14,990          2,352           637
1.90% ..........         4,838             -              4              -           876          5,751            165           378

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued          GVITSmComp2   GVITTGroFoc   GVITTGroFoc3      GVITUSGro    GVITUSGro3 GVITVKMultiSec      GVITWLead    GVITWLead3
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.95% ..........         8,110             -              -              -         4,093         18,704              9           222
2.00% ..........         2,271            12              8              -         8,663         10,402             61         4,391
2.05% ..........         7,620            98              -              -         3,777         23,238          1,350             -
2.10% ..........         6,880             -              -              -           751          9,156            323           122
2.15% ..........           450             -              -              -           384          6,319              -         1,917
2.20% ..........         8,635             -              -              -           200         13,369            897            53
2.25% ..........             -             -              -              -            44            297             12           297
2.30% ..........             -             -              -              -            69          3,258              -         3,666
2.35% ..........             -             2              1              -             -          1,036             19             -
2.40% ..........             -             -              -              -           339          4,447              -        10,157
2.45% ..........         1,875             -             73              -            71          2,834              -             -
2.50% ..........         1,464             -              -              -             -            878            157             -
2.55% ..........             -             -              -              -             -            292              -           539
2.60% ..........         2,317             -              -              -         1,195          3,943              -             -
2.65% ..........             -             -              -              -             -            110              -           209
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $      81,559         6,075         17,885          1,813       355,018      2,098,209        241,674        88,768
                 ============= ============= ============== ============== ============= ============== ============== =============

                        JanBal      JanCapAp    JanGlTechS2      JanGlTech   JanIntGroS2      JanIntGro     JanRMgCore   JPMSTMidCap
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -       464,971         39,002        120,948       110,791        251,452         10,110        12,935
1.00% ..........             -       221,526         15,279         65,243        34,380        130,592          1,460         5,641
1.05% ..........             -        31,812          3,204          8,875        10,678         13,755            157         1,171
1.10% ..........             -       101,978         13,311         19,552        45,081         54,509            186         1,842
1.15% ..........             -        53,811          6,324         11,304        21,191         30,261             49           874
1.20% ..........             -       369,854         31,415         86,135        91,742        217,209          6,461         8,590
1.25% ..........         1,049        46,431          8,490         10,845        18,989         21,827            104         1,040
1.30% ..........             -       108,217          4,733         16,968        12,227         38,187             22           656
1.35% ..........             -        54,577          7,376          7,633        22,183         17,224             51         1,303
1.40% ..........             -       575,193         42,248        146,943       108,797        281,339          8,631        12,485
1.45% ..........             -       341,750         17,144         92,951        48,950        198,239          1,770         4,543
1.50% ..........             -        63,246          3,539         19,141        11,819         43,064             56           347
1.55% ..........             -       153,366         17,732         25,141        33,121         60,316            957         2,998
1.60% ..........             -        66,792          6,777         11,591        26,921         23,093            797           516
1.65% ..........             -        79,242          9,533         15,756        22,216         25,186            573           601
1.70% ..........             -        34,421          6,218          4,991        20,147         15,106              4           306
1.75% ..........             -        18,031          1,977            872        10,226          5,616          1,184           245
1.80% ..........             -        24,376          3,163          2,972         6,538         13,604             46           368
1.85% ..........             -        26,727          2,591          2,743        10,524         14,705             29           378
1.90% ..........             -        15,898            746          2,972         4,202          3,097          1,054           128
1.95% ..........             -        15,730            226          2,285         2,419          4,810              -             5
2.00% ..........             -        13,495          2,276          1,810         3,725          8,426             49            24
2.05% ..........             -        11,795          1,879          3,314         6,805          3,737            194           737
2.10% ..........             -         2,851            341            757           729          1,928              1           269
2.15% ..........             -         4,121            718            310           191            405              -            78
2.20% ..........             -         3,071            198            772            84          2,356              -            68
2.25% ..........             -         1,181            238             38            25            481              7             3
2.30% ..........             -           151            177             15            33             62              -           440
2.35% ..........             -            52              5             16             -             27            180             -
2.40% ..........             -         1,314             31              -           112              -              -            10
2.45% ..........             -             8              -              4             -              8              -           192
2.50% ..........             -           700              -              -            37             80              -             -
2.55% ..........             -             -              -              -             -              -              -            13
2.60% ..........             -           832              -              -             -              -              -             -
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -           231              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $       1,049     2,907,751        246,891        682,897       684,883      1,480,701         34,132        58,806
                 ============= ============= ============== ============== ============= ============== ============== =============

                   MFSInvGrStS  MFSMidCapGrS    MFSNewDiscS        MFSValS     NBAMTFasc     NBAMTFocus     NBAMTGuard     NBAMTLMat
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -             -              -              -             -              -        323,577        96,563
1.00% ..........             -             -              -              -             -              -        146,119        26,411
1.05% ..........             -             -              -              -             -              -         37,399         5,625
1.10% ..........             -             -              -              -             -              -         59,460        18,969
1.15% ..........             -             -              -              -             -              -         34,828         8,404
1.20% ..........             -             -              -              -             -              -        130,373        91,780
1.25% ..........           785             -              -            266           192              -         23,743         4,436
1.30% ..........             -             -              -              -             -              -         28,812         4,889

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued          MFSInvGrStS  MFSMidCapGrS    MFSNewDiscS        MFSValS     NBAMTFasc     NBAMTFocus     NBAMTGuard     NBAMTLMat
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.35% ..........             -             -              -              -             -              -         38,940        15,154
1.40% ..........             -             -              -              -             -              -        163,440        62,796
1.45% ..........             -             -              -              -             -              -         71,554        19,253
1.50% ..........             -        15,120          5,567          8,847         9,388          3,213         17,715        10,026
1.55% ..........             -             -              -              -             -              -         77,833        29,232
1.60% ..........             -         3,746          1,204          2,590         1,098             93         44,057        11,775
1.65% ..........             -        11,557          6,269         11,632         2,311          1,290         22,171         6,786
1.70% ..........             -             -              -              -             -              -         13,028         2,140
1.75% ..........             -         4,735          1,664          4,878           970            462         11,243         2,194
1.80% ..........             -         2,909            706            157             -              -          6,422         6,256
1.85% ..........             -             -              -              -             -              -         15,248         2,084
1.90% ..........             -         2,974          1,759          1,898           224            389          4,498           262
1.95% ..........             -         8,536          6,616          7,916         4,197          2,384          2,998           695
2.00% ..........             -         1,927             12          1,170           377              -         17,641           227
2.05% ..........             -         9,649          2,951          9,206         6,359          1,635         11,224         1,353
2.10% ..........             -         7,245          3,288          3,138         1,499          2,811          1,025         6,436
2.15% ..........             -           485            476          1,982           309            687          1,376             -
2.20% ..........             -         4,111          3,341          5,772         2,510          3,667          1,394         1,227
2.25% ..........             -             -              -              -             -              -             73             -
2.30% ..........             -             -              -              -             -              -            457             -
2.35% ..........             -           201            391          2,045             -          1,194              -            33
2.40% ..........             -             -              -              -             -              -             56             -
2.45% ..........             -           826            386            848           787              -              -             -
2.50% ..........             -         1,456          1,398            201           423            373              -             -
2.55% ..........             -             -              -              -             -              -              -             -
2.60% ..........             -         2,840            127            720           142            637              -             -
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $         785        78,317         36,155         63,266        30,786         18,835      1,306,704       435,006
                 ============= ============= ============== ============== ============= ============== ============== =============

                     NBAMTMCGr     NBAMTPart     NBAMSocRes      OppAggGro      OppCapAp      OppCapApS      OppGlSec3      OppGlSec
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     462,602       418,457            551        594,125     1,293,083              -        340,931       420,820
1.00% ..........       221,236       238,125            689        280,872       542,703              -         96,807       107,254
1.05% ..........        37,671        43,902             30         48,280        85,242              -         13,154        18,566
1.10% ..........       110,881        49,848            297        153,227       353,678              -         93,766       135,418
1.15% ..........        47,707        15,490             56         55,775       184,051              -         61,619        73,922
1.20% ..........       248,770       133,790          1,142        242,676       590,304              -        199,413       329,908
1.25% ..........        35,410        13,664             22         47,933        97,629              -         22,841        45,958
1.30% ..........        44,965        16,995            244         56,050       120,649              -         34,455        59,617
1.35% ..........        38,106        20,840              9         37,250       147,064              -         52,751        81,712
1.40% ..........       329,184       146,703            823        335,167       778,129              -        296,072       372,553
1.45% ..........       199,098        71,028            135        210,798       350,202              -         75,760       119,207
1.50% ..........        32,813        10,132             18         40,414        87,679         27,432         40,184        36,751
1.55% ..........       117,519        73,718            122         87,902       338,342              -        112,131       148,726
1.60% ..........        52,832        15,929            121         36,197       163,092         10,967         65,005        77,078
1.65% ..........        41,770        21,931            121         60,327       144,553         14,493         43,894        84,797
1.70% ..........        21,757         6,714              1         33,788        78,593              -         14,106        25,521
1.75% ..........        21,635         4,378              -         10,331        53,098          7,587         25,996        30,713
1.80% ..........        11,243         6,597              -         14,813        48,212          9,009         21,768        36,047
1.85% ..........        12,884         3,527              -         21,102        83,350              -         30,718        22,391
1.90% ..........         7,236         1,195              -          5,559        17,524          3,737         10,435         8,943
1.95% ..........         4,333           152             14          5,901         9,829         16,230         12,803         9,635
2.00% ..........         6,692         3,317            259          8,174        42,513            495          6,072        13,723
2.05% ..........        12,561         4,300              -          5,885        38,734         13,183         19,264        22,757
2.10% ..........         2,868           276              5          2,066         3,687         10,877         10,914         1,759
2.15% ..........         1,788           169              -            357         4,807          1,269          1,918         1,248
2.20% ..........         4,976           850            344          3,537         7,487          8,914         10,995         2,299
2.25% ..........           503            72              -            421         2,833              -            121         1,140
2.30% ..........           106            36              -            131           668              -             70           336
2.35% ..........            89            26              -              3            95              -             60             -
2.40% ..........             3             -              -              5         2,585              -            241         1,094
2.45% ..........             -             -              -              -           591            294          1,873             -
2.50% ..........             -             -              -            112           437          6,108            438             8
2.55% ..........             -             -              -              -           454              -              -           502
2.60% ..........             -             -              -             72             -          3,819          2,859             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            NBAMTMCGr     NBAMTPart     NBAMSocRes      OppAggGro      OppCapAp      OppCapApS      OppGlSec3      OppGlSec
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.65% ..........             9             -              -              9           415              -             54            73
2.70% ..........             -             -              -            512           108              -              -           126
2.85% ..........             -             -              -              -             -              -              -            11
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   2,129,247     1,322,161          5,003      2,399,771     5,672,420        134,414      1,719,488     2,290,613
                 ============= ============= ============== ============== ============= ============== ============== =============

                     OppGlSecS   OppHighIncS      OppMSFund     OppMSFundS   OppMSSmCapS    OppStratBdS      PVTGroInc        StOpp2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -             -        964,540              -             -              -              -       453,138
1.00% ..........             -             -        458,263              -             -              -              -       110,277
1.05% ..........             -             -         85,104              -             -              -              -        20,176
1.10% ..........             -             -        211,324              -             -              -              -       165,676
1.15% ..........             -             -        106,609              -             -              -              -       103,168
1.20% ..........             -             -        519,626              -             -              -              -       399,646
1.25% ..........             -           482         81,734              -           300              -             86        50,816
1.30% ..........             -             -        118,392              -             -              -              -        54,450
1.35% ..........             -             -        119,992              -             -              -              -        90,470
1.40% ..........             -             -        767,479              -             -              -              -       401,706
1.45% ..........             -             -        387,916              -             -              -              -       144,317
1.50% ..........        16,965             -         85,290         30,748             -         13,039              -        42,326
1.55% ..........             -             -        272,884              -             -              -              -       216,435
1.60% ..........        11,873             -        134,028          6,154             -         11,438              -        94,808
1.65% ..........         9,134             -         94,242         42,905             -         15,711              -        82,227
1.70% ..........             -             -         28,426              -             -              -              -        39,297
1.75% ..........         8,164             -         39,951          8,411             -          5,049              -        38,991
1.80% ..........         5,821             -         54,917          2,506             -          1,879              -        46,727
1.85% ..........             -             -         46,637              -             -              -              -        30,587
1.90% ..........         2,630             -         10,976          2,860             -          2,599              -         5,075
1.95% ..........        16,585             -          9,524          9,529             -         14,998              -        10,381
2.00% ..........           645             -         23,601          1,604             -             34              -        18,105
2.05% ..........        16,073             -         16,387         12,336             -          5,676              -        24,125
2.10% ..........        15,716             -          4,162         23,399             -         11,859              -         1,455
2.15% ..........         1,045             -          3,945            913             -          1,363              -         3,375
2.20% ..........        14,303             -          8,013         13,156             -          4,039              -         6,212
2.25% ..........             -             -          1,900              -             -              -              -         1,339
2.30% ..........             -             -          1,016              -             -              -              -           335
2.35% ..........           693             -            231            293             -            421              -             -
2.40% ..........             -             -          1,244              -             -              -              -         1,620
2.45% ..........         1,633             -            107            325             -          1,395              -           465
2.50% ..........           754             -            356            126             -            139              -           532
2.55% ..........             -             -              -              -             -              -              -           709
2.60% ..........         1,066             -          1,362          1,995             -          1,061              -         1,953
2.65% ..........             -             -             58              -             -              -              -            65
2.70% ..........             -             -              -              -             -              -              -           556
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     123,100           482      4,660,236        157,260           300         90,700             86     2,661,540
                 ============= ============= ============== ============== ============= ============== ============== =============

                  VEWrldEMktR1    VEWrldEMkt    VEWrldHAsR1      VEWrldHAs        VKCom2        VKEmGr2     VKCorPlus2       VKEmMkt
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $      10,136       147,050         15,214        109,941             -              -              -       150,983
1.00% ..........         3,598        69,090          9,129         40,749             -              -              -        50,830
1.05% ..........         1,676        12,382          1,576          7,717             -              -              -         9,486
1.10% ..........           727        13,582          1,052          9,268             -              -              -        19,958
1.15% ..........           459         4,185          2,008          6,004             -              -              -        13,026
1.20% ..........         4,452        68,110         11,886         55,696             -              -              -        85,408
1.25% ..........           961         8,106            158          3,354             -              -             23        11,249
1.30% ..........         2,438        10,550            844          2,997             -              -              -         6,767
1.35% ..........         1,284         9,195            689          5,733             -              -              -        10,734
1.40% ..........         8,613        70,058          8,115         46,302             -              -              -        84,197
1.45% ..........         2,856        30,345          3,209         18,027             -              -              -        23,021
1.50% ..........           316         6,668            118          1,801        40,450          5,633          1,130         7,332
1.55% ..........         1,656        15,990          2,203         14,401             -              -              -        32,542
1.60% ..........           807         6,889            144          4,429        21,441          3,411            484        27,238
1.65% ..........           950         8,077            608          5,217        40,195          3,650          1,585        10,661
1.70% ..........           439         2,028            274          1,533             -              -              -         3,483
1.75% ..........            73         1,741              9            712        20,076          3,459              -        13,754
1.80% ..........           430         3,020            391          1,773         7,992          2,891             26         3,095
1.85% ..........           784         2,096             96          1,419             -              -              -         9,916
1.90% ..........            43         2,157            248          1,148         9,885          2,205            638         3,234
1.95% ..........            18           422            113             21        45,984          7,150            584           381
2.00% ..........            24         1,971            415            912           415            790              -         5,620

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued         VEWrldEMktR1    VEWrldEMkt    VEWrldHAsR1      VEWrldHAs        VKCom2        VKEmGr2     VKCorPlus2       VKEmMkt
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.05% ..........           319         1,984             24          1,243        36,977          6,914            141         4,408
2.10% ..........             -           269              -              -        44,367          5,531              -           224
2.15% ..........             -           227             23            109         5,359            565              -         1,229
2.20% ..........             -           474             28             34        32,953          7,607              -         2,024
2.25% ..........             -             -              -              -             -              -              -           155
2.30% ..........             -            26          1,006             31             -              -              -            61
2.35% ..........             -             -              -              -         2,661            560              -             -
2.40% ..........             -             -            191            177             -              -              -           649
2.45% ..........             -             -              -              -         3,494            742            135           263
2.50% ..........             -             -              -              -         2,759            184              -             -
2.55% ..........             -             -              4             12             -              -              -             -
2.60% ..........             -             -              -              -        10,211            130              -             -
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $      43,059       496,692         59,775        340,760       325,219         51,422          4,746       591,928
                 ============= ============= ============== ============== ============= ============== ============== =============

                     VKMidCapG   VKUSRealEst     VicDivrStk      VicInvQBd    VicSmCoOpp      WRAsStrat          WRBal         WRBnd
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $      37,739       755,823          5,403              -           954        196,550        184,418       197,255
1.00% ..........        14,742       240,690          4,896              -           725          3,599          2,342         3,560
1.05% ..........         3,272        47,166            530              -             -          2,220          2,817         5,329
1.10% ..........         8,942       137,519         17,397              -           454        241,514        161,496       183,293
1.15% ..........         6,953        83,868          5,720              -         1,810        124,314         92,032        84,244
1.20% ..........        46,710       366,460         35,562          8,325         5,707          9,203          5,038         7,029
1.25% ..........         4,913        41,723          5,913             62           194         17,061         15,828        17,659
1.30% ..........         4,672        50,124            719              -            56          2,728          1,888         3,221
1.35% ..........        13,869        66,323            283              -             -          9,013          4,213         4,775
1.40% ..........        41,545       473,850         11,939              -         1,339        382,840        307,298       343,576
1.45% ..........        19,626       125,910         90,184              -         4,388         46,395         35,837        26,643
1.50% ..........        12,371        51,260          1,108            199           240         18,607          9,054        19,200
1.55% ..........        13,119       216,954         39,256              -         5,410        321,188        224,515       230,281
1.60% ..........         3,372       105,982          7,734              -         1,962        157,175         99,608       101,189
1.65% ..........        23,008        67,211          2,873            242           357         23,428         17,710        15,763
1.70% ..........         1,666        20,746          3,207              -           106         16,652         15,664        20,134
1.75% ..........         5,906        44,110          8,468              -             -          2,441          9,408         4,990
1.80% ..........         5,488        24,352            579              -             -         11,408         11,637         6,086
1.85% ..........         3,635        51,273          1,317              -             -         46,750         25,204        30,368
1.90% ..........           606        11,832            197              -             -          8,595          6,182         5,853
1.95% ..........           582        21,717              -              -             -         15,575          7,836        14,103
2.00% ..........           319        31,019            805              -           140         26,187         17,661        13,889
2.05% ..........         3,346        32,053          5,852              -           654         10,728          8,418         5,660
2.10% ..........           343        17,814              -              -             -          3,190          1,375         1,334
2.15% ..........            34         8,697          4,131              -             -          1,480            316            18
2.20% ..........         2,389        24,227              -              -             -             72            601           701
2.25% ..........             9         3,379              -              -             -          3,370          1,366         3,209
2.30% ..........             -         7,729              -              -             -            430            380           313
2.35% ..........             -         1,166              -              -             -              -             69             -
2.40% ..........             3        17,364              -              -             -          7,016          1,650             -
2.45% ..........             -         4,330              -              -             -          2,122              -         6,238
2.50% ..........             -         1,645              -              -             -             32              -             2
2.55% ..........             -         1,490              -              -             -              -              -             -
2.60% ..........             -         2,506              -              -             -              -              -             -
2.65% ..........             -           526              -              -             -              -              -             -
2.70% ..........             -           511              -              -             -              -              -             -
2.85% ..........             -            12              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     279,179     3,159,361        254,073          8,828        24,496      1,711,883      1,271,861     1,355,915
                 ============= ============= ============== ============== ============= ============== ============== =============

                      WRCoreEq      WRDivInc       WRGrowth        WRHiInc      WRIntlII         WRIntl       WRLTBond     WRMicCpGr
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     375,066         4,003        466,277        134,008         1,785         71,454         73,460           867
1.00% ..........         5,378             -          7,020          1,075             -            329          1,681             1
1.05% ..........         7,244           100          9,767          4,354            26          1,465          1,917            37
1.10% ..........       454,840         4,352        567,922        177,465         5,096        105,674         83,537         1,667
1.15% ..........       170,358         1,937        233,390         83,062         2,022         44,064         47,381           409
1.20% ..........        11,404            61         16,207          4,611            67          3,339          2,588            73
1.25% ..........        33,855           115         41,290         18,007         2,571          7,513          7,733             -
1.30% ..........         3,331           119          5,241          2,275            51            440          2,959            54
1.35% ..........        13,362           117         16,335          3,114            45          2,448          1,970            19
1.40% ..........       841,148         4,688      1,069,474        208,105         5,341        221,044        139,514         1,402

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             WRCoreEq      WRDivInc       WRGrowth        WRHiInc      WRIntlII         WRIntl       WRLTBond     WRMicCpGr
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.45% ..........        94,772           697        137,177         20,718         1,278         17,959         23,527           713
1.50% ..........        29,573           485         44,231          8,487           147          9,865          9,184            11
1.55% ..........       577,348         6,062        707,524        164,801         5,690        140,778         77,119         1,799
1.60% ..........       281,483         3,154        353,526         88,119         2,276        101,798         60,388           609
1.65% ..........        53,147         1,146         74,773          8,073           132          7,720          7,722           141
1.70% ..........        38,641            50         55,508         10,867             -         11,710          8,520            36
1.75% ..........         5,850            51         14,395          5,919            61          1,543          1,656             -
1.80% ..........        25,089           350         35,724          5,785             4          8,409          5,543             8
1.85% ..........        92,757           193        110,482         21,688           294         17,468         23,047             1
1.90% ..........        18,881           442         24,278          3,565             -          3,393          2,573             -
1.95% ..........        35,555            31         36,027         12,149             8          7,530          2,314            26
2.00% ..........        51,228           587         74,115         13,614           248         16,962          9,889           567
2.05% ..........        16,503           187         24,850          6,589            51          2,255          3,590            25
2.10% ..........         7,241             -          7,761          1,299             -          1,285          2,424             -
2.15% ..........           650             -          2,209              -           134            360            120             -
2.20% ..........           770             -             63             68             -              -            121             -
2.25% ..........         8,886             -         11,221          2,314             -          3,656          3,825             -
2.30% ..........         1,923             -          6,005            148             -            942            668             -
2.35% ..........            31             -             30              -             -              -              -             -
2.40% ..........         2,720             -          2,723              -             -            321            142             -
2.45% ..........            61             -              -             60             -             67            103             -
2.50% ..........            37             -             25             32             -              -              -             -
2.55% ..........             -             -              -              -             -              -              -             -
2.60% ..........             -             -              -              -             -              -              -             -
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   3,259,132        28,927      4,155,570      1,010,371        27,327        811,791        605,215         8,465
                 ============= ============= ============== ============== ============= ============== ============== =============

                        WRMMkt     WRMortSec     WRRealEstS      WRSciTech       WRSmCap       WRSmCpVal       WRValue
                 ------------- ------------- -------------- -------------- ------------- -------------- --------------
0.95% .......... $      33,107           322            782        152,155       199,471          2,071        163,303
1.00% ..........         1,811             8             14            478         1,117              1            177
1.05% ..........         1,323             -             50          2,736         3,274            173          2,071
1.10% ..........        32,349         1,112          2,581        202,113       267,489          4,187        268,391
1.15% ..........        16,320           316            894         75,308       115,728          2,096        110,652
1.20% ..........         1,141            12             18          7,057         8,750             92          6,690
1.25% ..........         5,080            31             67          6,639        15,693            162         18,165
1.30% ..........           557            33            371            943           831             56          4,020
1.35% ..........         1,558            26             37          5,967         9,548             32          8,278
1.40% ..........        84,808         1,566          2,555        335,677       515,696          5,511        336,251
1.45% ..........        22,010           109            532         26,807        38,903            778         42,919
1.50% ..........         3,460            56            104         13,982        21,089            472         16,319
1.55% ..........        51,526         1,374          4,426        293,340       391,281          6,772        300,915
1.60% ..........        30,731           119            675        155,533       195,158          2,765        187,209
1.65% ..........         7,559           130            150         10,933        15,922            353         27,056
1.70% ..........         6,857             -              8         11,164        21,305              4         14,879
1.75% ..........           879             -             14          2,143         2,246            141          4,824
1.80% ..........         4,361           124            130          8,296        14,359            222         17,528
1.85% ..........        14,966            72             96         39,116        49,786            287         51,030
1.90% ..........         4,845             -              -          5,049         7,451              -          7,800
1.95% ..........         2,985             5              1         17,896        16,057             35         22,228
2.00% ..........         7,977             -            141         18,283        33,124            328         36,162
2.05% ..........         1,094             -            187          8,589         5,814            136         15,566
2.10% ..........           964             -              -          1,305         2,695              -          2,298
2.15% ..........             -             -              -          1,185         1,407             19            695
2.20% ..........           144             -              -             29            86              -            739
2.25% ..........         2,282             -              -          2,600         6,217              -          3,051
2.30% ..........           286             -              -            533         1,269              -            886
2.35% ..........             -             -              -              -             -              -            119
2.40% ..........           105             -              -          2,004         1,731              -          2,156
2.45% ..........             -             -              -          1,021            69              -          1,105
2.50% ..........             -             -              -              6             7              -              -
2.55% ..........             -             -              -              -             -              -              -
2.60% ..........             -             -              -              -             -              -              -
2.65% ..........             -             -              -              -             -              -              -
2.70% ..........             -             -              -              -             -              -              -
2.85% ..........             -             -              -              -             -              -              -
                 ------------- ------------- -------------- -------------- ------------- -------------- --------------
  Totals ....... $     341,085         5,415         13,833      1,408,887     1,963,573         26,693      1,673,482
                 ============= ============= ============== ============== ============= ============== ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $225,076,609 and $624,241,668, respectively, and total transfers from the Account to the fixed account were $121,886,830 and $238,528,658, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $1,206,157 and $5,270,796 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $19,108,673 and $29,575,901 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2004. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
AIM VIF - Balanced Fund - Series I Shares
     2004 ....................  0.95% to 2.05%       75,617  $ 10.11 to  9.76  $       755,714     1.41%    6.50% to   5.37%
     2003 ....................  0.95% to 2.05%       78,940     9.49 to  9.26          743,430     2.46%   15.26% to  13.96%
     2002 ....................  0.95% to 1.55%       45,020     8.18 to  8.24          369,841     5.12%  -18.39% to -17.89%
AIM VIF - Basic Value Fund - Series II Shares
     2004 ....................  1.50% to 2.60%      771,896    10.86 to 10.54        8,311,060     0.00%    9.18% to   7.96%
     2003 ....................  1.50% to 2.60%      741,502     9.95 to  9.76        7,338,132     0.00%   31.29% to  29.83%
     2002 ....................  1.50% to 2.60%      298,956     7.52 to  7.58        2,260,202     0.00%  -24.80% to -24.23% (a) (b)
AIM VIF - Blue Chip - Series I Shares
     2004 ....................  0.95% to 2.05%       50,444     9.40 to  9.08          469,043     0.12%    3.68% to   2.58%
     2003 ....................  0.95% to 2.05%       40,180     9.07 to  8.85          360,974     0.00%   23.96% to  22.55%
     2002 ....................  0.95% to 1.55%       21,069     7.27 to  7.32          153,752     0.00%  -27.31% to -26.86%
AIM VIF - Capital Appreciation Fund - Series I Shares
     2004 ....................  0.95% to 1.75%       17,219    10.46 to  6.98          177,635     0.00%    5.61% to   4.83%
     2003 ....................  0.95% to 1.75%       11,432     9.91 to  6.66          111,852     0.00%   28.29% to  27.23%
     2002 ....................  0.95% to 1.10%        3,915     7.71 to  7.72           30,215     0.00%  -25.19% to -25.08%
AIM VIF - Capital Appreciation Fund - Series II Shares
     2004 ....................  1.50% to 2.60%      155,396    10.57 to 10.26        1,626,691     0.00%    4.74% to   3.57%
     2003 ....................  1.50% to 2.60%      173,419    10.09 to  9.90        1,739,753     0.00%   27.25% to  25.83%
     2002 ....................  1.50% to 2.50%       62,716     7.88 to  7.93          495,921     0.00%  -21.25% to -20.71% (a) (b)
AIM VIF - Capital Development Fund - Series II Shares
     2004 ....................  1.50% to 2.05%        7,363    11.04 to 11.00           81,205     0.00%   10.37% to   9.96% (a) (b)
AIM VIF - Core Equity Fund - Series I Shares
     2004 ....................  0.95% to 1.55%       15,351    11.07 to 10.86          167,088     1.01%    7.93% to   7.28%
     2003 ....................  0.95% to 1.55%       14,504    10.25 to 10.12          147,046     1.27%   23.24% to  22.49%
     2002 ....................  0.95% to 1.55%        7,344     8.26 to  8.32           60,743     0.72%  -16.89% to -16.39%
AIM VIF - Premier Equity Fund - Series I Shares
     2004 ....................  0.95% to 1.55%       51,837     9.05 to  8.88          463,546     0.47%    4.77% to   4.13%
     2003 ....................  0.95% to 1.55%       49,765     8.64 to  8.53          426,173     0.32%   23.89% to  23.14%
     2002 ....................  0.95% to 1.55%       46,242     6.93 to  6.98          321,013     0.78%  -31.34% to -30.92%
AIM VIF - Premier Equity Fund - Series II Shares
     2004 ....................  1.50% to 2.60%      195,246     9.83 to  9.54        1,901,148     0.32%    3.91% to   2.75%
     2003 ....................  1.50% to 2.60%      191,437     9.46 to  9.28        1,800,438     0.32%   22.96% to  21.59%
     2002 ....................  1.50% to 2.45%       75,225     7.64 to  7.69          576,910     0.61%  -23.57% to -23.07% (a) (b)
Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B
     2004 ....................  1.50% to 2.60%      416,687    11.23 to 10.90        4,641,616     0.76%    9.55% to   8.33%
     2003 ....................  1.50% to 2.60%      371,825    10.25 to 10.06        3,793,585     0.79%   30.20% to  28.75%
     2002 ....................  1.50% to 2.60%       82,504     7.81 to  7.87          647,929     0.00%  -21.85% to -21.26% (a) (b)
Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B
     2004 ....................  1.50% to 2.60%      400,843    10.14 to  9.85        4,033,313     0.00%    6.72% to   5.53%
     2003 ....................  1.50% to 2.60%      414,836     9.51 to  9.33        3,923,210     0.00%   21.52% to  20.16%
     2002 ....................  1.50% to 2.60%      126,001     7.76 to  7.82          983,078     0.00%  -22.36% to -21.77% (a) (b)
Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
     2004 ....................  1.50% to 2.60%      485,953    13.44 to 13.05        6,469,324     0.08%   17.29% to  15.98%
     2003 ....................  1.50% to 2.60%      498,772    11.46 to 11.25        5,681,552     0.55%   38.78% to  37.23%
     2002 ....................  1.50% to 2.60%      153,160     8.20 to  8.26        1,261,226     0.00%  -18.04% to -17.42% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
American Century VP - Income & Growth Fund - Class I
     2004 ....................  0.95% to 2.70%   18,762,735  $ 14.07 to  9.55  $   251,068,433     1.42%   11.92% to  10.03%
     2003 ....................  0.95% to 2.70%   20,993,443    12.58 to  8.68      251,721,267     1.19%   28.13% to  25.85%
     2002 ....................  0.95% to 2.25%   20,008,742     6.71 to  9.81      188,588,661     1.10%  -21.61% to -20.14%
     2001 ....................  0.95% to 2.25%   20,431,056     8.05 to 12.29      243,703,532     0.83%  -10.68% to  -9.23%
     2000 ....................  0.95% to 1.90%   17,654,096     9.56 to 13.54      234,021,547     0.49%  -12.22% to  -9.39% (b)
American Century VP - Income & Growth Fund - Class II
     2004 ....................  1.50% to 2.60%      453,009    11.57 to 11.22        5,192,683     1.13%   10.89% to  9.65%
     2003 ....................  1.50% to 2.60%      440,628    10.43 to 10.24        4,569,235     0.91%   27.25% to  25.83%
     2002 ....................  1.50% to 2.60%      157,252     8.13 to  8.20        1,284,778     0.00%  -18.65% to -18.04% (a) (b)
American Century VP - Inflation Protection - Class II
     2004 ....................  0.95% to 2.60%    5,298,678    10.75 to 10.45       56,958,290     3.57%    4.81% to   3.06%
     2003 ....................  0.95% to 2.25%    1,685,537    10.26 to 10.33       17,335,412     1.22%    2.58% to   1.69% (a) (b)
American Century VP - International Fund - Class I
     2004 ....................  0.95% to 2.30%    9,350,630    12.34 to  9.27      112,520,318     0.55%   13.83% to  12.37%
     2003 ....................  0.95% to 2.30%   10,982,643    10.84 to  8.25      116,204,136     0.73%   23.33% to  21.60%
     2002 ....................  0.95% to 2.20%   13,652,082     6.70 to  8.88      117,330,400     0.94%  -22.38% to -21.13%
     2001 ....................  0.95% to 2.20%   19,760,892     8.60 to 11.28      215,444,041     0.09%  -31.02% to -29.85%
     2000 ....................  0.95% to 2.00%   18,957,858    12.46 to 16.10      296,162,940     0.12%  -18.48% to -14.62% (b)
American Century VP - International Fund - Class III
     2004 ....................  0.95% to 2.60%    5,939,570    11.34 to 10.84       66,874,494     0.57%   13.99% to  12.18%
     2003 ....................  0.95% to 2.60%    5,738,677     9.94 to  9.66       56,813,017     0.67%   23.33% to  21.23%
     2002 ....................  0.95% to 2.25%    4,339,185     7.97 to  8.06       34,923,433     0.00%  -20.30% to -19.36% (a) (b)
American Century VP - Ultra/(R)/ Fund - Class I
     2004 ....................  0.95% to 2.60%    1,635,491    10.83 to 10.36       17,586,065     0.00%    9.62% to   7.87%
     2003 ....................  0.95% to 2.70%    1,599,480     9.88 to  9.59       15,711,387     0.00%   23.71% to  21.51%
     2002 ....................  0.95% to 2.25%      427,070     7.89 to  7.99        3,401,279     0.45%  -21.11% to -20.13% (a) (b)
American Century VP - Ultra/(R)/ Fund - Class II
     2004 ....................  1.50% to 2.60%      314,693    10.63 to 10.32        3,322,592     0.00%    8.93% to   7.72%
     2003 ....................  1.50% to 2.60%      318,356     9.76 to  9.58        3,093,529     0.00%   22.93% to  21.55%
     2002 ....................  1.50% to 2.60%       84,098     7.88 to  7.94          665,893     0.15%  -21.20% to -20.61% (a) (b)
American Century VP - Value Fund - Class I
     2004 ....................  0.95% to 2.65%   31,066,593    17.19 to 14.62      540,444,037     0.98%   13.25% to  11.41%
     2003 ....................  0.95% to 2.65%   31,663,303    15.18 to 13.13      487,322,945     0.94%   27.73% to  25.55%
     2002 ....................  0.95% to 2.25%   30,662,966     9.53 to 12.65      370,626,062     0.88%  -14.98% to -13.45%
     2001 ....................  0.95% to 2.25%   22,460,603    11.16 to 14.65      315,105,611     0.68%    9.91% to  11.74%
     2000 ....................  0.95% to 1.90%    7,758,903    10.16 to 13.15       97,089,073     0.73%   15.91% to  18.56% (b)
   American Century VP - Value Fund - Class II
     2004 ....................  1.50% to 2.60%      736,549    12.29 to 11.93        8,984,780     0.83%   12.46% to  11.21%
     2003 ....................  1.50% to 2.60%      732,705    10.93 to 10.73        7,970,560     0.67%   26.88% to  25.47%
     2002 ....................  1.50% to 2.60%      276,263     8.55 to  8.62        2,374,430     0.00%  -14.48% to -13.84% (a) (b)
BB&T VIF - Capital Manager Equity Fund
     2004 ....................  0.95% to 1.75%      179,516    10.95 to 10.68        1,938,845     0.76%   10.85% to  10.03%
     2003 ....................  0.95% to 1.75%      160,093     9.88 to  9.70        1,566,829     0.39%   24.28% to  23.25%
     2002 ....................  0.95% to 1.70%      141,508     7.88 to  7.95        1,118,486     0.32%  -22.59% to -22.00%
BB&T VIF - Large Cap Value Fund
     2004 ....................  0.95% to 2.00%      357,885    11.11 to 10.75        3,937,384     1.79%   12.10% to  11.00%
     2003 ....................  0.95% to 2.00%      322,683     9.91 to  9.68        3,177,031     1.93%   22.45% to  21.11%
     2002 ....................  0.95% to 1.70%      173,232     8.02 to  8.09        1,397,651     1.85%  -21.01% to -20.41%
BB&T VIF - Large Company Growth Fund
     2004 ....................  0.95% to 2.05%      203,835     9.41 to  9.08        1,889,640     0.44%    4.62% to   3.52%
     2003 ....................  0.95% to 2.05%      186,382     9.00 to  8.77        1,658,565     0.00%   26.81% to  25.36%
     2002 ....................  0.95% to 1.70%      106,392     7.02 to  7.09          750,507     0.00%  -31.82% to -31.13%
BB&T VIF - Mid Cap Growth Fund
     2004 ....................  0.95% to 2.05%      232,570    13.05 to 12.61        2,998,507     0.00%   16.08% to  14.89%
     2003 ....................  0.95% to 2.05%      183,955    11.24 to 10.98        2,052,428     0.00%   35.27% to  33.75%
     2002 ....................  0.95% to 1.65%      126,777     8.22 to  8.31        1,048,811     0.00%  -21.50% to -20.76%
Credit Suisse Trust - Global Post-Venture Capital Portfolio
     2004 ....................  0.95% to 1.65%      369,551    10.65 to 12.59        3,985,920     0.00%   16.87% to  16.04%
     2003 ....................  0.95% to 1.65%      447,652     9.11 to 10.85        4,142,199     0.00%   46.26% to  45.22%
     2002 ....................  0.95% to 1.65%      572,102     6.20 to  7.65        3,626,422     0.00%  -35.25% to -34.78%
     2001 ....................  0.95% to 1.65%      881,184     9.51 to 11.75        8,573,915     0.00%  -29.82% to -29.32%
     2000 ....................  0.95% to 1.65%    1,111,278    13.47 to 16.64       15,252,909     0.00%  -20.27% to -19.71%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Credit Suisse Trust - International Focus Portfolio
     2004 ....................  0.95% to 1.65%      921,733  $ 10.07 to 11.28  $     9,327,288     0.93%   13.65% to  12.85%
     2003 ....................  0.95% to 1.65%    1,056,590     8.86 to 10.00        9,407,868     0.43%   31.83% to  30.90%
     2002 ....................  0.95% to 1.65%    1,294,997     6.69 to  7.82        8,745,981     0.00%  -21.23% to -20.67%
     2001 ....................  0.95% to 1.65%    1,823,262     8.44 to  9.88       15,534,586     0.00%  -23.57% to -23.02%
     2000 ....................  0.95% to 1.65%    2,118,432    10.97 to 12.85       23,458,299     0.45%  -27.11% to -26.60%
Credit Suisse Trust - Large Cap Value Portfolio
     2004 ....................  0.95% to 2.30%    1,103,928    13.62 to 10.82       15,004,067     0.52%   10.29% to   8.86%
     2003 ....................  0.95% to 2.30%    1,221,166    12.35 to  9.94       15,061,157     0.70%   23.98% to  22.24%
     2002 ....................  0.95% to 1.85%    1,401,028     7.47 to 10.22       13,953,162     0.91%  -24.91% to -23.83%
     2001 ....................  0.95% to 1.85%    1,671,364     9.90 to 13.44       21,865,632     0.00%   -1.35% to  -0.02%
     2000 ....................  0.95% to 1.85%    1,602,464     9.98 to 13.46       20,989,398     1.11%    6.96% to  13.89% (b)
Dreyfus Emerging Leaders Fund - Service Shares
     2004 ....................  1.50% to 2.60%      126,077    12.53 to 12.16        1,562,984     0.00%   12.48% to  11.22%
     2003 ....................  1.50% to 2.60%      122,126    11.14 to 10.93        1,350,550     0.00%   44.96% to  43.34%
     2002 ....................  1.50% to 2.35%       38,847     7.64 to  7.68          297,477     0.00%  -23.62% to -23.17% (a) (b)
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
     2004 ....................  0.95% to 2.45%    5,300,317    12.57 to 12.07       66,154,517     0.43%   20.73% to  19.03%
     2003 ....................  0.95% to 2.40%    3,945,170    10.41 to 10.15       40,884,829     0.25%   36.47% to  34.45%
     2002 ....................  0.95% to 2.05%    1,223,668     7.55 to  7.63        9,310,674     0.28%  -24.49% to -23.74% (a) (b)
Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The
     2004 ....................  1.50% to 2.60%       44,270     9.73 to  9.44          425,727     0.17%    4.35% to   3.19%
     2003 ....................  1.50% to 2.60%       36,008     9.32 to  9.15          333,031     0.00%   23.87% to  22.49%
     2002 ....................  1.50% to 2.60%       12,952     7.47 to  7.53           97,212     0.03%  -25.29% to -24.73% (a) (b)
Dreyfus Socially Responsible Growth Fund, Inc., The
     2004 ....................  0.95% to 2.70%   13,226,882    10.49 to  7.14      134,949,800     0.38%    5.20% to   3.41%
     2003 ....................  0.95% to 2.70%   14,356,877     9.97 to  6.91      139,619,825     0.11%   24.81% to  22.55%
     2002 ....................  0.95% to 2.25%   15,948,771     5.41 to  7.99      124,666,691     0.20%  -30.97% to -29.62%
     2001 ....................  0.95% to 2.25%   19,487,708     7.79 to 11.35      217,233,733     0.06%  -24.80% to -23.32%
     2000 ....................  0.95% to 2.00%   19,733,997    10.33 to 14.80      288,435,533     1.03%  -12.80% to -11.10% (b)
Dreyfus Stock Index Fund, Inc. - Initial Shares
     2004 ....................  0.95% to 2.65%   85,102,726    13.14 to  8.92    1,065,918,982     1.75%    9.59% to   7.79%
     2003 ....................  0.95% to 2.65%   92,185,602    11.99 to  8.28    1,056,735,132     1.42%   27.15% to  24.95%
     2002 ....................  0.95% to 2.25%   95,354,292     5.89 to  9.43      864,619,920     1.33%  -24.49% to -23.10%
     2001 ....................  0.95% to 2.25%   99,494,839     7.77 to 12.27    1,183,396,916     1.08%  -14.51% to -13.02%
     2000 ....................  0.95% to 2.00%   90,529,551     9.60 to 14.10    1,249,785,744     1.03%  -10.95% to  -8.73% (b)
Dreyfus VIF - Appreciation Portfolio - Initial Shares
     2004 ....................  0.95% to 2.60%   12,838,264    13.29 to  9.08      162,001,508     1.58%    4.05% to   2.38%
     2003 ....................  0.95% to 2.65%   14,368,474    12.77 to  8.84      174,630,642     1.38%   20.02% to  17.94%
     2002 ....................  0.95% to 2.25%   14,518,204     7.04 to 10.64      147,581,762     1.12%  -18.97% to -17.51%
     2001 ....................  0.95% to 2.25%   14,326,910     8.65 to 12.90      178,390,661     0.86%  -11.54% to -10.18%
     2000 ....................  0.95% to 1.95%   12,683,936     9.91 to 14.36      178,274,135     0.68%   -2.57% to  -1.59% (a)
Dreyfus VIF - Appreciation Portfolio - Service Shares
     2004 ....................  1.50% to 2.60%      365,410    10.27 to  9.97        3,716,756     1.44%    3.22% to   2.07%
     2003 ....................  1.50% to 2.60%      345,131     9.95 to  9.77        3,413,604     1.64%   19.02% to  17.69%
     2002 ....................  1.50% to 2.50%      120,876     8.30 to  8.36        1,007,673     1.83%  -16.96% to -16.39% (a) (b)
Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
     2004 ....................  0.95% to 1.85%       39,370    12.29 to 10.72          445,804     0.21%   10.28% to   9.37%
     2003 ....................  0.95% to 1.85%       36,181    11.14 to  9.80          371,156     0.03%   30.44% to  29.23%
     2002 ....................  0.95% to 1.40%       27,276     7.59 to  8.54          210,757     0.04%  -20.65% to -19.89%
Dreyfus VIF - International Value Portfolio - Initial Shares
     2004 ....................  0.95% to 1.55%       31,294    14.03 to 13.76          434,279     1.08%   18.88% to  18.16%
     2003 ....................  0.95% to 1.55%       32,213    11.80 to 11.65          377,382     1.47%   35.06% to  34.24%
     2002 ....................  0.95% to 1.55%        8,057     8.68 to  8.74           70,197     1.70%  -13.59% to -13.06%
Federated IS - American Leaders Fund II - Service Shares
     2004 ....................  1.50% to 2.60%       67,408    10.90 to 10.58          727,827     1.23%    7.86% to   6.65%
     2003 ....................  1.50% to 2.60%       62,971    10.11 to  9.92          632,955     0.90%   25.41% to  24.01%
     2002 ....................  1.50% to 2.20%       16,666     8.02 to  8.06          134,110     0.00%  -19.78% to -19.40% (a) (b)
Federated IS - Capital Appreciation Fund II - Service Shares
     2004 ....................  1.50% to 2.60%      121,303    10.47 to 10.16        1,258,078     0.49%    5.50% to   4.33%
     2003 ....................  1.50% to 2.60%      127,784     9.93 to  9.74        1,260,625     0.35%   22.02% to  20.66%
     2002 ....................  1.50% to 2.60%       54,725     8.08 to  8.14          444,085     0.00%  -19.25% to -18.64% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Federated IS - High Income Bond Fund II - Service Shares
     2004 ....................  1.50% to 2.60%      501,358  $ 12.50 to 12.13  $     6,200,535     7.42%    8.51% to   7.30%
     2003 ....................  1.50% to 2.60%      594,118    11.52 to 11.30        6,802,892     4.65%   19.97% to  18.63%
     2002 ....................  1.50% to 2.60%      118,039     9.53 to  9.60        1,130,291     0.00%   -4.71% to  -3.99% (a) (b)
Federated IS - Quality Bond Fund II - Primary Shares
     2004 ....................  0.95% to 2.70%   27,791,514    13.22 to 11.87      360,649,435     4.24%    2.64% to   0.84%
     2003 ....................  0.95% to 2.70%   33,400,483    12.88 to 11.78      423,435,511     3.57%    3.65% to   1.86%
     2002 ....................  0.95% to 2.25%   33,983,812    11.56 to 12.43      416,870,120     2.89%    6.38% to   8.27%
     2001 ....................  0.95% to 2.25%   20,337,003    10.94 to 11.48      231,280,234     1.56%    5.41% to   6.98%
     2000 ....................  0.95% to 1.90%    6,068,734    10.42 to 10.73       64,748,537     0.42%    8.36% to   9.68% (b)
Federated IS - Quality Bond Fund II - Service Shares
     2004 ....................  1.50% to 2.60%    1,034,363    11.18 to 10.85       11,460,780     4.09%    1.77% to   0.63%
     2003 ....................  1.50% to 2.60%    1,158,034    10.98 to 10.78       12,646,527     3.11%    2.87% to   1.72%
     2002 ....................  1.50% to 2.60%      393,660    10.59 to 10.67        4,192,600     0.00%    5.95% to   6.74% (a) (b)
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
     2004 ....................  0.95% to 2.65%   63,110,573    14.18 to 11.22      891,838,209     1.45%   10.32% to   8.52%
     2003 ....................  0.95% to 2.65%   64,919,984    12.86 to 10.34      833,502,241     1.53%   28.98% to  26.76%
     2002 ....................  0.95% to 2.25%   60,212,580     7.41 to 10.24      600,903,507     1.61%  -19.24% to -17.79%
     2001 ....................  0.95% to 2.25%   54,589,794     9.12 to 12.48      665,304,573     1.40%   -7.60% to  -6.00%
     2000 ....................  0.95% to 1.90%   39,698,766     9.90 to 13.31      515,176,445     1.36%    6.37% to  10.72% (b)
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%    1,470,503    11.48 to 11.14       16,742,355     1.39%    9.57% to   8.34%
     2003 ....................  1.50% to 2.60%    1,453,838    10.48 to 10.28       15,156,305     0.93%   28.08% to  26.65%
     2002 ....................  1.50% to 2.60%      443,769     8.12 to  8.18        3,622,751     0.00%  -18.80% to -18.19% (a) (b)
Fidelity/(R)/ VIP - Growth Portfolio - Service Class
     2004 ....................  0.95% to 2.65%   51,970,948    12.57 to  7.87      613,327,993     0.17%    2.28% to   0.59%
     2003 ....................  0.95% to 2.65%   58,941,283    12.29 to  7.83      683,298,017     0.18%   31.52% to  29.22%
     2002 ....................  0.95% to 2.20%   60,318,635     5.87 to  9.35      534,138,053     0.15%  -32.14% to -30.86%
     2001 ....................  0.95% to 2.20%   69,067,055     8.59 to 13.52      892,510,436     0.00%  -19.96% to -18.51%
     2000 ....................  0.95% to 1.95%   64,931,577    10.75 to 16.59    1,041,161,720     0.07%  -14.41% to -11.91% (a)
Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%      622,916     9.86 to  9.57        6,092,705     0.13%    1.58% to   0.44%
     2003 ....................  1.50% to 2.60%      619,256     9.71 to  9.53        5,981,099     0.08%   30.55% to  29.10%
     2002 ....................  1.50% to 2.60%      202,676     7.38 to  7.44        1,504,242     0.00%  -26.18% to -25.62% (a) (b)
Fidelity/(R)/ VIP - High Income Portfolio - Service Class
     2004 ....................  0.95% to 2.65%   28,067,837     9.61 to  8.92      277,897,270     7.77%    8.43% to   6.63%
     2003 ....................  0.95% to 2.65%   35,327,848     8.86 to  8.37      323,732,284     5.77%   25.76% to  23.70%
     2002 ....................  0.95% to 2.25%   26,938,971     6.37 to  7.69      195,766,587     9.64%    0.83% to   2.63%
     2001 ....................  0.95% to 2.20%   25,533,687     6.29 to  7.51      179,983,516    13.15%  -14.04% to -12.74%
     2000 ....................  0.95% to 1.90%   21,554,542     7.33 to  8.62      172,868,705     6.89%  -24.08% to -22.41% (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
     2004 ....................  0.95% to 2.25%    5,309,091    12.25 to 10.21       65,783,903     1.09%   12.41% to  11.05%
     2003 ....................  0.95% to 2.25%    6,173,912    10.90 to  9.19       68,125,249     0.74%   41.85% to  39.95%
     2002 ....................  0.95% to 2.20%    7,674,047     6.17 to  8.42       59,763,768     0.79%  -22.25% to -21.10%
     2001 ....................  0.95% to 2.20%   10,843,987     7.92 to 10.69      107,319,995     5.59%  -23.21% to -22.03%
     2000 ....................  0.95% to 1.90%    9,861,467    10.34 to 13.73      124,962,270     1.34%  -20.68% to -16.44% (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R
     2004 ....................  1.50% to 2.60%      708,262    12.13 to 11.78        8,510,693     1.00%   11.62% to  10.37%
     2003 ....................  1.50% to 2.60%      646,592    10.87 to 10.67        6,988,652     0.53%   40.86% to  39.28%
     2002 ....................  1.50% to 2.60%      202,377     7.66 to  7.72        1,557,719     0.00%  -23.40% to -22.82% (a) (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R
     2004 ....................  0.95% to 2.65%    6,862,770    12.36 to 11.80       84,243,034     0.94%   12.42% to  10.61%
     2003 ....................  0.95% to 2.70%    5,106,033    10.99 to 10.66       55,922,783     0.48%   41.89% to  39.35%
     2002 ....................  0.95% to 2.25%    2,316,895     7.65 to  7.75       17,918,637     0.00%  -23.48% to -22.52% (a) (b)
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
     2004 ....................  0.95% to 2.85%   47,949,091    16.47 to 11.31      767,936,500     0.24%   14.24% to  12.15%
     2003 ....................  0.95% to 2.85%   46,557,635    14.41 to 10.08      654,671,016     0.33%   27.13% to  24.71%
     2002 ....................  0.95% to 2.40%   45,313,610     6.92 to 11.34      503,327,033     0.72%  -12.03% to -10.29%
     2001 ....................  0.95% to 2.25%   44,175,712     7.82 to 12.64      551,070,400     0.67%  -14.60% to -13.20%
     2000 ....................  0.95% to 2.00%   42,190,841    10.31 to 14.56      609,378,308     0.30%   -8.88% to  -7.60% (a)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%    1,246,619  $ 12.36 to 11.99  $    15,271,569     0.21%   13.43% to  12.17%
     2003 ....................  1.50% to 2.60%    1,168,158    10.89 to 10.69       12,657,188     0.16%   26.27% to  24.87%
     2002 ....................  1.50% to 2.60%      337,942     8.56 to  8.63        2,907,598     0.00%  -14.39% to -13.74% (a) (b)
Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class
     2004 ....................  0.95% to 2.25%    2,891,195    10.49 to 11.15       30,798,680     2.94%    3.33% to   1.99%
     2003 ....................  0.95% to 2.05%    1,077,164    10.15 to 10.97       11,207,437     0.00%    1.53% to   0.80% (a) (b)
Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class
     2004 ....................  0.95% to 2.35%    9,323,234     9.69 to  6.93       88,133,135     0.48%    6.04% to   4.61%
     2003 ....................  0.95% to 2.35%   10,741,094     9.14 to  6.62       95,964,919     0.62%   28.43% to  26.61%
     2002 ....................  0.95% to 2.20%   12,480,171     5.09 to  7.12       86,958,330     0.95%  -23.86% to -22.66%
     2001 ....................  0.95% to 2.20%   15,069,734     6.67 to  9.20      136,159,773     0.25%  -16.62% to -15.26%
     2000 ....................  0.95% to 1.95%   16,526,979     8.02 to 10.86      177,419,391     1.25%  -18.66% to -15.47% (b)
Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%      741,487    14.33 to 13.91       10,528,591     0.00%   22.79% to  21.42%
     2003 ....................  1.50% to 2.60%      656,982    11.67 to 11.45        7,623,045     0.15%   36.18% to  34.66%
     2002 ....................  1.50% to 2.60%      211,852     8.50 to  8.57        1,810,462     0.00%  -14.95% to -14.31% (a) (b)
Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class
     2004 ....................  0.95% to 2.65%    4,540,152    13.17 to 12.58       59,295,063     0.00%   12.90% to  11.09%
     2003 ....................  0.95% to 2.65%    4,151,781    11.66 to 11.32       48,179,536     0.00%   56.29% to  53.62%
     2002 ....................  0.95% to 2.20%      897,365     7.37 to  7.46        6,681,297     0.00%  -26.30% to -25.38% (a) (b)
Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%      226,885    13.00 to 12.62        2,923,757     0.00%   12.13% to  10.88%
     2003 ....................  1.50% to 2.60%      182,049    11.60 to 11.38        2,099,853     0.00%   55.01% to  53.28%
     2002 ....................  1.50% to 2.60%       59,983     7.42 to  7.48          447,622     0.00%  -25.75% to -25.19% (a) (b)
First Horizon Capital Appreciation Portfolio
     2004 ....................  0.95% to 2.00%       41,705    13.88 to 13.40          569,994     0.00%   10.19% to   9.02%
     2003 ....................  0.95% to 2.00%       39,589    12.60 to 12.29          492,966     0.00%   40.93% to  39.44%
     2002 ....................  0.95% to 2.00%       21,602     8.81 to  8.94          191,806     0.00%  -20.25% to -19.40%
     2001 ....................  0.95% to 2.00%          748    11.05 to 11.09            8,286     0.00%   10.50% to  10.88% (a) (b)
Initial Funding by Depositor
     2004 ....................      0.00%            50,000        14.04               701,963     0.00%        11.25%
     2003 ....................      0.00%            50,000        12.62               631,000     0.00%        42.28%
     2002 ....................      0.00%            50,000         8.87               443,500     0.00%       -18.62%
     2001 ....................      0.00%            50,000        10.90               545,000     0.00%         9.00%       (a) (b)
First Horizon Core Equity Portfolio
     2004 ....................  0.95% to 2.00%      179,886    10.01 to  9.66        1,776,697     0.70%    4.48% to   3.37%
     2003 ....................  0.95% to 2.00%      191,003     9.58 to  9.34        1,812,845     0.24%   27.38% to  26.03%
     2002 ....................  0.95% to 2.00%      140,512     7.41 to  7.52        1,051,904     0.37%  -27.59% to -26.81%
     2001 ....................  0.95% to 2.00%       10,994    10.24 to 10.27          112,875     0.15%    2.38% to   2.73% (a) (b)
Initial Funding by Depositor
     2004 ....................      0.00%            50,000        10.09               504,531     0.70%         5.48%
     2003 ....................      0.00%            50,000         9.57               478,333     0.24%        28.60%
     2002 ....................      0.00%            50,000         7.44               371,962     0.37%       -26.11%
     2001 ....................      0.00%            50,000        10.07               503,392     0.15%         0.70%       (a) (b)
Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2
     2004 ....................     1.25%             42,724        11.23               479,896     0.18%         9.61%
Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2
     2004 ....................      1.25%            17,859        13.05               233,070     0.04%        22.20%
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
     2004 ....................      1.25%             8,344        12.51               104,377     1.47%        17.05%
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3
     2004 ....................      1.25%             3,590        11.38                40,840     0.00%        13.76%       (a) (b)
Gartmore GVIT Comstock Value Fund - Class I
     2004 ....................  0.95% to 2.60%    8,373,849    11.77 to  9.09       97,664,621     1.30%   16.38% to  14.55%
     2003 ....................  0.95% to 2.70%    5,371,018    10.11 to  7.90       53,809,350     1.27%   30.19% to  27.86%
     2002 ....................  0.95% to 2.25%    4,287,245     5.91 to  7.91       33,188,223     1.31%  -27.24% to -25.86%
     2001 ....................  0.95% to 2.10%    4,369,756     8.09 to 10.70       45,828,137     1.35%  -14.24% to -12.99%
     2000 ....................  0.95% to 1.80%    4,254,272     9.46 to 12.33       51,284,501     0.99%  -14.80% to -11.47% (a)
Gartmore GVIT Dreyfus International Value Fund - Class II
     2004 ....................     1.25%                336        12.92                 4,341     2.07%        18.50%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Gartmore GVIT Dreyfus International Value Fund - Class III
     2004 ....................  0.95% to 2.40%    2,138,241  $ 16.47 to 16.09  $    35,083,705     1.85%   19.12% to  17.51%
     2003 ....................  0.95% to 2.15%      458,485    13.73 to 13.62        6,285,255     0.00%   37.29% to  36.25% (a) (b)
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
     2004 ....................  0.95% to 2.70%   15,860,940    18.71 to 15.33      308,684,977     0.54%   14.63% to  12.71%
     2003 ....................  0.95% to 2.70%   15,398,869    16.32 to 13.60      262,026,841     0.44%   33.37% to  31.02%
     2002 ....................  0.95% to 2.25%   14,362,198     8.84 to 13.65      183,719,797     0.39%  -17.61% to -16.11%
     2001 ....................  0.95% to 2.25%   10,642,272    10.68 to 16.30      162,769,286     0.49%   -3.99% to  -2.25%
     2000 ....................  0.95% to 1.90%    5,685,234    12.94 to 16.70       88,889,726     0.70%   10.70% to  14.12% (a)
Gartmore GVIT Emerging Markets Fund - Class I
     2004 ....................  0.95% to 2.15%      284,119    13.42 to 10.97        3,633,362     0.85%   19.60% to  18.31%
     2003 ....................  0.95% to 2.15%      406,653    11.22 to  9.27        4,356,168     0.55%   63.70% to  61.73%
     2002 ....................  0.95% to 2.05%      515,037     5.71 to  6.85        3,389,175     0.22%  -17.20% to -16.04%
     2001 ....................  0.95% to 1.85%      688,788     6.90 to  8.16        5,327,512     0.47%   -7.52% to  -6.09%
     2000 ....................  0.95% to 1.40%       12,616     7.47 to  8.69          104,867     0.00%  -13.29% to -13.08% (a) (b)
Gartmore GVIT Emerging Markets Fund - Class III
     2004 ....................  0.95% to 2.35%    3,106,247    14.73 to 14.19       45,429,179     1.04%   19.61% to  18.08%
     2003 ....................  0.95% to 2.40%    2,849,141    12.31 to 12.01       34,902,010     0.47%   63.65% to  61.26%
     2002 ....................  0.95% to 2.25%    1,318,331     7.45 to  7.52        9,892,328     0.36%  -25.50% to -24.76% (a) (b)
Gartmore GVIT Emerging Markets Fund - Class VI
     2004 ....................  1.50% to 2.20%       13,294    11.74 to 11.68          155,709     1.69%   17.39% to  16.84% (a) (b)
Gartmore GVIT Federated High Income Bond Fund - Class I
     2004 ....................  0.95% to 2.65%   16,155,881    13.85 to 11.65      216,070,644     6.95%    9.05% to   7.24%
     2003 ....................  0.95% to 2.50%   16,524,655    12.70 to 10.94      203,364,646     7.83%   21.11% to  19.28%
     2002 ....................  0.95% to 2.20%   13,477,703     8.90 to 10.49      137,551,122     8.60%    0.65% to   2.24%
     2001 ....................  0.95% to 2.20%    9,462,395     8.82 to 10.26       95,231,351    10.09%    1.53% to   3.22%
     2000 ....................  0.95% to 1.80%    5,607,801     8.71 to  9.94       55,267,328    10.25%   -9.92% to  -8.24% (b)
Gartmore GVIT Global Financial Services Fund - Class I
     2004 ....................      1.25%             3,093        14.34                44,349     1.54%        19.48%
     2003 ....................      1.25%             2,686        12.00                32,234     0.46%        39.69%
Gartmore GVIT Global Financial Services Fund - Class III
     2004 ....................  0.95% to 2.60%      614,645    14.86 to 14.17        9,063,639     1.77%   19.98% to  18.11%
     2003 ....................  0.95% to 2.60%      444,314    12.39 to 11.99        5,474,639     0.55%   40.12% to  37.82%
     2002 ....................  0.95% to 2.00%      268,594     8.71 to  8.84        2,369,793     0.15%  -12.86% to -11.58% (a) (b)
Gartmore GVIT Global Health Sciences Fund - Class I
     2004 ....................      1.25%             8,804        11.89               104,685     0.00%         6.51%
     2003 ....................      1.25%               580        11.16                 6,475     0.00%        34.99%
Gartmore GVIT Global Health Sciences Fund - Class III
     2004 ....................  0.95% to 2.65%    2,433,103    12.25 to 11.65       29,522,923     0.00%    6.82% to   5.06%
     2003 ....................  0.95% to 2.65%    1,751,103    11.47 to 11.09       19,957,282     0.00%   35.47% to  33.19%
     2002 ....................  0.95% to 2.60%      966,515     8.33 to  8.47        8,156,119     0.00%  -16.73% to -15.34% (a) (b)
Gartmore GVIT Global Technology and Communications Fund - Class I
     2004 ....................  0.95% to 2.20%      997,831     3.07 to  3.57        3,219,904     0.00%    3.32% to   2.08%
     2003 ....................  0.95% to 2.20%    1,232,090     2.97 to  3.50        3,847,558     0.00%   53.76% to  51.78%
     2002 ....................  0.95% to 2.20%    1,513,650     1.88 to  2.35        3,100,271     0.66%  -44.20% to -43.33%
     2001 ....................  0.95% to 2.20%    2,521,408     3.35 to  4.19        9,096,947     0.00%  -44.30% to -43.27%
     2000 ....................  0.95% to 1.70%      873,079     5.99 to  7.45        5,540,292     0.00%  -40.14% to -39.96% (a) (b)
Gartmore GVIT Global Technology and Communications Fund - Class III
     2004 ....................  0.95% to 2.40%    1,321,233    11.34 to 10.90       14,861,753     0.00%    3.29% to   1.84%
     2003 ....................  0.95% to 2.55%    2,165,513    10.98 to 10.68       23,644,482     0.00%   53.72% to  51.25%
     2002 ....................  0.95% to 2.20%      511,430     7.07 to  7.14        3,648,433     0.40%  -29.32% to -28.56% (a) (b)
Gartmore GVIT Global Utilities Fund - Class I
     2004 ....................      1.25%             5,693        13.54                77,075     1.27%        28.34%
     2003 ....................      1.25%             5,169        10.55                54,526     0.52%        22.50%
Gartmore GVIT Global Utilities Fund - Class III
     2004 ....................  0.95% to 2.55%    1,576,428    12.60 to 12.01       19,709,923     1.30%   28.71% to  26.76%
     2003 ....................  0.95% to 2.55%      303,185     9.79 to  9.48        2,946,757     0.64%   22.99% to  21.00%
     2002 ....................  0.95% to 2.05%       97,862     7.84 to  7.96          775,686     1.27%  -21.58% to -20.43% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Gartmore GVIT Government Bond Fund - Class I
     2004 ....................  0.95% to 2.60%   48,795,618  $ 14.24 to 11.79  $   649,792,719     5.35%    2.28% to   0.59%
     2003 ....................  0.95% to 2.65%   61,425,031    13.92 to 11.69      801,670,591     3.35%    1.03% to  -0.67%
     2002 ....................  0.95% to 2.25%   77,981,271    11.77 to 13.78    1,011,348,469     4.58%    8.08% to   9.93%
     2001 ....................  0.95% to 2.25%   51,441,846    10.89 to 12.53      614,717,734     5.32%    4.45% to   6.23%
     2000 ....................  0.95% to 1.80%   30,078,962    10.46 to 11.80      345,720,403     5.66%   10.52% to  11.49% (b)
Gartmore GVIT Government Bond Fund - Class II
     2004 ....................  1.50% to 2.60%    1,628,935    10.92 to 10.60       17,636,604     5.11%    1.47% to   0.33%
     2003 ....................  1.50% to 2.60%    1,961,425    10.76 to 10.56       20,998,616     3.98%    0.24% to  -0.88%
     2002 ....................  1.50% to 2.60%      945,128    10.66 to 10.74       10,126,255     2.83%    6.58% to   7.38% (a) (b)
Gartmore GVIT Growth Fund - Class I
     2004 ....................  0.95% to 2.50%   12,847,793     7.11 to  4.83       88,536,579     0.31%    7.13% to   5.52%
     2003 ....................  0.95% to 2.50%   14,947,044     6.64 to  4.58       96,289,796     0.02%   31.48% to  29.39%
     2002 ....................  0.95% to 2.05%   16,188,470     3.42 to  5.05       79,642,219     0.00%  -30.60% to -29.40%
     2001 ....................  0.95% to 1.90%   19,812,385     4.93 to  7.15      138,671,512     0.00%  -30.07% to -28.82%
     2000 ....................  0.95% to 1.90%   23,423,007     7.00 to 10.05      232,073,777     0.19%  -27.85% to -25.96% (b)
Gartmore GVIT ID Aggressive Fund - Class II
     2004 ....................  0.95% to 2.65%    5,429,388    12.18 to 11.58       65,348,850     1.69%   12.94% to  11.10%
     2003 ....................  0.95% to 2.65%    4,049,277    10.79 to 10.43       43,273,923     1.41%   30.62% to  28.37%
     2002 ....................  0.95% to 2.60%    1,544,512     8.10 to  8.26       12,699,362     1.09%  -19.92% to -17.42% (a) (b)
Gartmore GVIT ID Conservative Fund - Class II
     2004 ....................  0.95% to 2.65%   10,005,688    11.04 to 10.50      109,291,782     2.33%    3.66% to   1.91%
     2003 ....................  0.95% to 2.65%   10,506,818    10.65 to 10.30      111,096,410     2.82%    6.88% to   5.06%
     2002 ....................  0.95% to 2.60%    6,278,984     9.80 to  9.96       62,335,100     2.54%   -1.97% to  -0.39% (a) (b)
Gartmore GVIT ID Moderate Fund - Class II
     2004 ....................  0.95% to 2.65%   35,448,745    11.69 to 11.12      409,682,246     2.05%    8.50% to   6.70%
     2003 ....................  0.95% to 2.65%   28,925,404    10.77 to 10.42      309,210,666     1.90%   18.91% to  16.88%
     2002 ....................  0.95% to 2.60%   13,348,727     8.91 to  9.06      120,505,145     1.68%  -11.18% to  -9.41% (a) (b)
Gartmore GVIT ID Moderately Aggressive Fund - Class II
     2004 ....................  0.95% to 2.85%   18,307,486    11.99 to 11.34      216,903,970     1.80%   11.03% to   8.98%
     2003 ....................  0.95% to 2.85%   13,776,564    10.80 to 10.40      147,557,142     1.48%   25.44% to  23.04%
     2002 ....................  0.95% to 2.60%    5,730,817     8.45 to  8.61       49,131,920     1.32%  -16.08% to -13.89% (a) (b)
Gartmore GVIT ID Moderately Conservative Fund - Class II
     2004 ....................  0.95% to 2.65%   15,686,074    11.42 to 10.86      177,228,363     2.25%    6.14% to   4.37%
     2003 ....................  0.95% to 2.65%   14,393,258    10.76 to 10.41      153,730,145     2.39%   12.62% to  10.70%
     2002 ....................  0.95% to 2.60%    7,262,378     9.40 to  9.56       69,158,135     2.11%   -5.96% to  -4.43% (a) (b)
Gartmore GVIT International Growth Fund - Class I
     2004 ....................  0.95% to 2.10%      158,756     7.45 to  6.58        1,138,344     0.76%   13.11% to  11.91%
     2003 ....................  0.95% to 2.10%      187,653     6.59 to  5.86        1,193,370     0.00%   34.34% to  32.58%
     2002 ....................  0.95% to 1.85%      227,163     4.43 to  4.90        1,078,351     0.00%  -25.80% to -24.83%
     2001 ....................  0.95% to 1.90%      250,125     5.97 to  6.52        1,585,220     0.25%  -30.28% to -29.33%
     2000 ....................  0.95% to 1.45%       43,902     8.58 to  9.23          403,432     0.00%   -7.93% to  -7.71% (a) (b)
Gartmore GVIT International Growth Fund - Class III
     2004 ....................  0.95% to 2.15%      665,501    11.82 to 11.44        7,803,470     1.00%   13.27% to  12.01%
     2003 ....................  0.95% to 2.05%      441,368    10.44 to 10.24        4,580,456     0.00%   34.05% to  32.56%
     2002 ....................  0.95% to 2.05%      195,852     7.72 to  7.79        1,521,407     0.00%  -22.76% to -22.14% (a) (b)
Gartmore GVIT International Value Fund - Class VI
     2004 ....................  1.50% to 2.20%       28,799    11.47 to 11.42          329,969     0.49%   14.72% to  14.18% (a) (b)
Gartmore GVIT J.P. Morgan Balanced Fund - Class I
     2004 ....................  0.95% to 2.65%   14,529,688    11.17 to  9.27      158,341,735     1.94%    7.46% to   5.67%
     2003 ....................  0.95% to 2.65%   15,489,907    10.39 to  8.77      157,300,998     1.73%   17.29% to  15.28%
     2002 ....................  0.95% to 2.20%   14,568,854     7.44 to  8.86      126,552,438     2.20%  -14.67% to -13.15%
     2001 ....................  0.95% to 2.20%   13,426,670     8.68 to 10.20      135,233,293     2.33%   -5.92% to  -4.59%
     2000 ....................  0.95% to 1.80%    9,840,209     9.27 to 10.69      104,552,157     2.82%   -2.31% to  -1.29% (a)
Gartmore GVIT Mid Cap Growth Fund - Class I
     2004 ....................  0.95% to 2.65%    7,830,003    12.13 to  9.29       96,860,973     0.00%   14.24% to  12.37%
     2003 ....................  0.95% to 2.65%    8,921,111    10.62 to  8.26       96,911,423     0.00%   38.81% to  36.38%
     2002 ....................  0.95% to 2.25%    8,014,482     3.21 to  8.32       62,837,582     0.00%  -38.83% to -37.61%
     2001 ....................  0.95% to 2.05%    9,802,628     8.27 to 13.35      123,698,577     0.00%  -32.22% to -30.98%
     2000 ....................  0.95% to 2.00%    9,594,512    12.15 to 19.37      175,055,203     0.00%  -23.46% to -16.18% (a)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Gartmore GVIT Money Market Fund - Class I
     2004 ....................  0.95% to 2.60%   47,255,568  $ 11.73 to  9.89  $   533,222,860     0.88%   -0.15% to  -1.81%
     2003 ....................  0.95% to 2.60%   61,044,850    11.75 to 10.07      691,344,651     0.67%   -0.33% to  -1.99%
     2002 ....................  0.95% to 2.60%   98,379,110    10.27 to 11.79    1,120,076,990     1.18%   -1.31% to   0.25%
     2001 ....................  0.95% to 2.25%  117,529,505    10.50 to 11.76    1,332,823,895     3.10%    1.13% to   2.61%
     2000 ....................  0.95% to 1.90%   72,240,743    10.61 to 12.52      807,445,540     5.12%    3.68% to   5.02%
Gartmore GVIT Nationwide/(R)/ Fund - Class I
     2004 ....................  0.95% to 2.65%   35,853,013    12.08 to  9.13      427,878,572     1.23%    8.71% to   6.91%
     2003 ....................  0.95% to 2.65%   40,667,472    11.11 to  8.54      447,026,775     0.54%   26.30% to  24.12%
     2002 ....................  0.95% to 2.25%   43,675,677     6.55 to  8.80      380,932,564     0.85%  -19.47% to -18.14%
     2001 ....................  0.95% to 2.25%   48,260,088     8.11 to 10.75      515,465,142     0.75%  -14.10% to -12.66%
     2000 ....................  0.95% to 1.80%   45,824,390     9.46 to 12.30      562,349,517     0.65%   -3.87% to  -0.48% (b)
Gartmore GVIT Nationwide/(R)/ Fund - Class II
     2004 ....................  1.50% to 2.60%      228,367    10.92 to 10.59        2,461,950     1.03%    7.89% to  6.69%
     2003 ....................  1.50% to 2.60%      243,662    10.12 to  9.93        2,445,831     0.47%   25.33% to  23.93%
     2002 ....................  1.50% to 2.60%       95,189     8.01 to  8.07          767,177     0.76%  -19.88% to -19.27% (a) (b)
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I
     2004 ....................      1.25%               311        12.17                 3,786     0.38%         17.31%
     2003 ....................      1.25%               337        10.38                 3,497     0.22%         23.82%
     2002 ....................      1.25%               355         8.38                 2,975     0.54%        -16.18%      (a) (b)
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III
     2004 ....................  0.95% to 2.25%      517,620    13.40 to 12.90        6,878,568     0.39%   17.64% to  16.19%
     2003 ....................  0.95% to 2.40%      555,773    11.39 to 11.07        6,293,400     0.20%   24.40% to  22.57%
     2002 ....................  0.95% to 2.20%      675,300     9.03 to  9.16        6,165,014     1.34%   -9.72% to  -8.43% (a) (b)
Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
     2003 ....................  0.95% to 2.10%    1,255,626    10.06 to  9.75       13,203,244     0.03%   37.49% to  35.87%
     2002 ....................  0.95% to 1.80%    1,421,331     6.29 to  9.39       10,832,478     0.03%  -26.99% to -26.07%
     2001 ....................  0.95% to 1.80%    1,814,381     8.58 to 12.72       18,783,461     0.48%   -5.30% to  -4.18%
     2000 ....................  0.95% to 1.80%    2,045,136     9.03 to 13.29       22,067,980     1.00%    5.68% to   7.80% (b)
Gartmore GVIT Small Cap Growth Fund - Class I
     2004 ....................  0.95% to 2.65%    6,907,587    14.75 to 13.37      100,140,193     0.00%   12.34% to  10.48%
     2003 ....................  0.95% to 2.65%    7,921,776    13.13 to 12.10      102,531,773     0.00%   32.99% to  30.67%
     2002 ....................  0.95% to 2.25%    7,239,678     4.39 to  9.87       70,683,692     0.00%  -35.14% to -33.92%
     2001 ....................  0.95% to 2.20%    7,019,483    14.37 to 14.94      104,113,801     0.00%  -13.15% to -11.69%
     2000 ....................  0.95% to 2.00%    4,035,275    16.55 to 16.92       68,033,571     0.00%  -22.63% to -16.96% (a)
Initial Funding by Depositor
     2000 ....................      0.00%           100,000        17.19             1,718,630     0.00%        -16.17%
Gartmore GVIT Small Cap Growth Fund - Class II
     2004 ....................  1.50% to 2.60%      205,976    10.57 to 10.26        2,160,538     0.00%   11.47% to  10.23%
     2003 ....................  1.50% to 2.60%      206,299     9.49 to  9.31        1,946,808     0.00%   32.05% to  30.58%
     2002 ....................  1.50% to 2.60%       62,244     7.13 to  7.18          446,027     0.00%  -28.70% to -28.16% (a) (b)
Gartmore GVIT Small Cap Value Fund - Class I
     2004 ....................  0.95% to 2.85%   18,902,563    21.77 to 19.99      470,375,470     0.00%   16.18% to  14.10%
     2003 ....................  0.95% to 2.85%   20,424,000    18.73 to 17.52      437,227,841     0.00%   55.37% to  52.38%
     2002 ....................  0.95% to 2.40%   20,923,018     9.81 to 16.47      287,510,313     0.01%  -29.29% to -27.86%
     2001 ....................  0.95% to 2.25%   20,396,752    13.77 to 22.87      383,267,849     0.04%   24.96% to  27.05%
     2000 ....................  0.95% to 1.90%    9,836,911    12.77 to 18.03      139,794,131     0.00%    9.21% to  10.86%
Gartmore GVIT Small Cap Value Fund - Class II
     2004 ....................  1.50% to 2.60%      288,728    12.62 to 12.25        3,616,650     0.00%   15.24% to  13.96%
     2003 ....................  1.50% to 2.60%      271,345    10.95 to 10.75        2,957,361     0.00%   54.10% to  52.39%
     2002 ....................  1.50% to 2.60%       91,515     7.05 to  7.11          648,541     0.00%  -29.47% to -28.93% (a) (b)
Gartmore GVIT Small Company Fund - Class I
     2004 ....................  0.95% to 2.70%   17,198,697    18.44 to 17.47      348,300,700     0.00%   17.89% to  15.93%
     2003 ....................  0.95% to 2.70%   18,060,444    15.64 to 15.07      310,330,135     0.00%   39.67% to  37.22%
     2002 ....................  0.95% to 2.25%   17,985,000     7.39 to 14.03      220,913,252     0.00%  -19.60% to -18.11%
     2001 ....................  0.95% to 2.25%   17,761,358     9.15 to 17.16      264,333,775     0.11%   -9.27% to  -7.60%
     2000 ....................  0.95% to 1.90%   14,358,242    14.75 to 18.60      227,088,913     0.03%    0.42% to   7.87% (a)
Gartmore GVIT Small Company Fund - Class II
     2004 ....................  1.50% to 2.60%      386,685    12.67 to 12.30        4,856,465     0.00%   17.00% to  15.70%
     2003 ....................  1.50% to 2.60%      389,998    10.83 to 10.63        4,200,161     0.00%   38.51% to  36.96%
     2002 ....................  1.50% to 2.60%      153,778     7.76 to  7.82        1,199,574     0.00%  -22.38% to -21.79% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Gartmore GVIT Turner Growth Focus Fund - Class I
     2003 ....................  0.95% to 2.35%      559,208  $  3.23 to  2.86  $     1,760,628     0.00%   49.53% to  47.37%
     2002 ....................  0.95% to 1.90%      750,449     1.94 to  2.16        1,580,486     0.00%  -44.37% to -43.40%
     2001 ....................  0.95% to 1.90%    1,938,798     3.49 to  3.82        7,191,214     0.00%  -40.83% to -39.61%
     2000 ....................  0.95% to 1.50%      302,210     5.91 to  6.33        1,883,451     0.00%  -36.87% to -36.70% (a) (b)
Gartmore GVIT Turner Growth Focus Fund - Class III
     2003 ....................  0.95% to 2.45%      471,588    11.19 to 10.90        5,254,060     0.00%   49.05% to  46.81%
     2002 ....................  0.95% to 1.90%      131,153     7.43 to  7.51          982,915     0.00%  -25.70% to -24.94% (a) (b)
Gartmore GVIT U.S. Growth Leaders Fund - Class I
     2004 ....................       1.25%           17,830        13.60               242,559     0.00%         11.00%
     2003 ....................       1.25%              575        12.26                 7,047     0.00%         50.24%
Gartmore GVIT U.S. Growth Leaders Fund - Class III
     2004 ....................  0.95% to 2.60%    1,936,359    12.63 to 12.02       24,247,683     0.00%   11.38% to   9.52%
     2003 ....................  0.95% to 2.60%    3,766,233    11.34 to 10.98       42,432,617     0.00%   50.95% to  48.44%
     2002 ....................  0.95% to 2.60%      525,137     7.40 to  7.51        3,932,114     0.00%  -26.04% to -24.87% (a) (b)
Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
     2004 ....................  0.95% to 2.65%   12,983,235    13.86 to 12.34      177,337,309     4.89%    5.52% to   3.74%
     2003 ....................  0.95% to 2.60%   13,033,009    13.13 to 12.00      169,204,066     5.36%   11.05% to   9.20%
     2002 ....................  0.95% to 2.60%   13,884,968    10.89 to 11.96      163,062,295     5.45%    4.42% to   6.19%
     2001 ....................  0.95% to 2.20%   11,028,888    10.39 to 11.29      122,424,789     5.69%    1.81% to   3.19%
     2000 ....................  0.95% to 1.80%    8,741,582    10.27 to 10.97       94,348,851     6.46%    3.82% to   4.96% (b)
Gartmore GVIT Worldwide Leaders Fund - Class I
     2004 ....................  0.95% to 2.50%    1,993,649    11.57 to  8.76       22,767,882     0.00%   14.57% to  12.87%
     2003 ....................  0.95% to 2.50%    2,305,470    10.01 to  7.76       23,018,222     0.00%   34.77% to  32.61%
     2002 ....................  0.95% to 2.20%    3,092,482     5.54 to  7.63       22,647,345     1.21%  -27.44% to -26.10%
     2001 ....................  0.95% to 2.20%    3,514,002     7.59 to 10.34       35,384,282     1.76%  -20.84% to -19.59%
     2000 ....................  0.95% to 1.90%    3,553,915     9.62 to 12.87       44,601,063     0.91%  -13.89% to -11.79% (b)
Gartmore GVIT Worldwide Leaders Fund - Class III
     2004 ....................  0.95% to 2.40%      448,762    15.58 to 15.22        6,962,507     0.00%   14.57% to  12.99%
     2003 ....................  0.95% to 2.65%      430,617    13.60 to 13.45        5,839,397     0.00%   35.99% to  34.50% (a) (b)
Janus AS - Balanced Portfolio - Service Shares
     2004 ....................       1.25%            7,867        11.03                86,775     3.56%          6.94%
     2003 ....................       1.25%            1,744        10.31                17,988     0.00%          3.14%      (a) (b)
Janus AS - Capital Appreciation Portfolio - Service Shares
     2004 ....................  0.95% to 2.70%   29,018,242     7.32 to 10.22      240,430,077     0.02%   16.85% to  14.86%
     2003 ....................  0.95% to 2.70%   33,279,122     6.27 to  8.90      237,019,223     0.24%   19.09% to  16.98%
     2002 ....................  0.95% to 2.25%   38,006,657     5.06 to  8.02      228,220,423     0.30%  -18.27% to -16.73%
     2001 ....................  0.95% to 2.20%   45,531,568     6.17 to  9.68      331,633,875     0.87%  -23.91% to -22.58%
     2000 ....................  0.95% to 2.00%   40,005,824     8.10 to 12.59      378,790,232     1.40%  -19.43% to -18.36% (a) (b)
Janus AS - Global Technology Portfolio - Service II Shares
     2004 ....................  0.95% to 2.40%    2,038,707    10.35 to  9.95       20,914,190     0.00%   -0.12% to  -1.52%
     2003 ....................  0.95% to 2.40%    2,119,951    10.36 to 10.10       21,841,396     0.00%   45.74% to  43.58%
     2002 ....................  0.95% to 2.25%    1,620,570     7.03 to  7.11       11,490,667     0.00%  -29.66% to -28.90% (a) (b)
Janus AS - Global Technology Portfolio - Service Shares
     2004 ....................  0.95% to 2.45%   15,268,291     3.43 to  3.15       51,426,185     0.00%   -0.39% to  -1.84%
     2003 ....................  0.95% to 2.45%   18,787,902     3.44 to  3.21       63,696,571     0.00%   45.08% to  42.82%
     2002 ....................  0.95% to 2.20%   24,072,809     2.25 to  2.37       56,417,204     0.00%  -42.53% to -41.49%
     2001 ....................  0.95% to 2.20%   37,284,126     3.91 to  4.05      149,944,155     0.59%  -39.16% to -37.92%
     2000 ....................  0.95% to 2.00%   34,729,247     6.43 to  6.52      226,058,716     1.21%  -35.68% to -34.75% (a) (b)
Janus AS - International Growth Portfolio - Service II Shares
     2004 ....................  0.95% to 2.50%    4,947,582    12.16 to 11.66       59,657,128     0.84%   17.58% to  15.86%
     2003 ....................  0.95% to 2.50%    4,987,992    10.34 to 10.06       51,293,210     0.97%   33.27% to  31.14%
     2002 ....................  0.95% to 2.20%    3,951,071     7.67 to  7.76       30,585,952     0.39%  -23.27% to -22.41% (a) (b)
Janus AS - International Growth Portfolio - Service Shares
     2004 ....................  0.95% to 2.50%   14,665,587     7.16 to 11.56      122,981,313     0.79%   17.56% to  15.84%
     2003 ....................  0.95% to 2.50%   17,681,761     6.09 to  9.98      126,313,887     0.90%   33.26% to  31.12%
     2002 ....................  0.95% to 2.25%   22,978,097     4.40 to  7.95      123,326,217     0.59%  -27.71% to -26.46%
     2001 ....................  0.95% to 2.25%   33,201,893     6.06 to 10.88      243,618,255     0.69%  -25.52% to -24.16%
     2000 ....................  0.95% to 2.00%   29,890,055     8.13 to 14.44      290,088,960     7.16%  -19.01% to -17.99% (a) (b)
Janus AS - Risk-Managed Core Portfolio - Service Shares
     2004 ....................  0.95% to 2.05%      355,509    14.22 to 13.96        5,037,861     1.76%   16.35% to  15.06%
     2003 ....................  0.95% to 2.35%       93,176    12.22 to 12.11        1,136,918     0.15%   22.24% to  21.13% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio
     2004 ....................  0.95% to 2.55%    2,153,173  $ 11.41 to 11.29  $    24,534,399     0.00%    14.12% to 12.92% (a) (b)
MFS/(R)/ VIT - Investors Growth Stock Series - Service Class
     2004 ....................      1.25%            20,161        10.93               220,403     0.00%          7.62%
MFS/(R)/ VIT - Mid Cap Growth Series - Service Class
     2004 ....................  1.50% to 2.60%      425,670    10.76 to 10.44        4,537,608     0.00%   12.66% to  11.41%
     2003 ....................  1.50% to 2.60%      428,276     9.55 to  9.37        4,067,064     0.00%   34.56% to  33.06%
     2002 ....................  1.50% to 2.60%      187,101     7.04 to  7.10        1,324,318     0.00%  -29.57% to -29.04% (a) (b)
MFS/(R)/ VIT - New Discovery Series - Service Class
     2004 ....................  1.50% to 2.60%      201,354    10.27 to  9.96        2,048,276     0.00%    4.62% to   3.45%
     2003 ....................  1.50% to 2.60%      205,441     9.81 to  9.63        2,004,511     0.00%   31.43% to  29.97%
     2002 ....................  1.50% to 2.50%       55,031     7.42 to  7.47          409,770     0.00%  -25.83% to -25.32% (a) (b)
MFS/(R)/ VIT - Value Series - Service Class
     2004 ....................  1.50% to 2.60%      326,744    11.55 to 11.21        3,740,488     0.40%   13.10% to  11.84%
     2003 ....................  1.50% to 2.60%      330,815    10.22 to 10.03        3,360,300     0.17%   22.84% to  21.47%
     2002 ....................  1.50% to 2.60%      126,768     8.25 to  8.32        1,052,083     0.00%  -17.45% to -16.83% (a) (b)
Neuberger Berman AMT - Fasciano Portfolio - S Class
     2004 ....................  1.50% to 2.60%      134,690    13.33 to 12.94        1,780,981     0.00%   10.20% to   8.97%
     2003 ....................  1.50% to 2.60%      131,193    12.01 to 11.87        1,578,632     0.00%   23.19% to  21.81%
     2002 ....................  1.50% to 2.60%       33,884     9.75 to  9.82          331,753     0.00%   -2.53% to  -1.80% (a) (b)
Neuberger Berman AMT - Focus Portfolio - S Class
     2004 ....................  1.50% to 2.60%       45,622    21.37 to 20.74          963,014     0.00%    4.62% to   3.45%
     2003 ....................  1.50% to 2.60%       48,070    20.43 to 20.05          974,606     0.00%   87.75% to  85.66%
     2002 ....................  1.50% to 2.60%       10,974    10.80 to 10.88          118,987     0.00%    7.98% to   8.80% (a) (b)
Neuberger Berman AMT - Guardian Portfolio - I Class
     2004 ....................  0.95% to 2.40%    7,395,161    16.62 to 10.72      114,487,471     0.12%   14.71% to  13.13%
     2003 ....................  0.95% to 2.40%    8,232,006    14.49 to  9.47      111,415,197     0.86%   30.51% to  28.56%
     2002 ....................  0.95% to 2.25%    8,581,564     6.81 to 11.10       89,348,086     0.74%  -28.20% to -27.15%
     2001 ....................  0.95% to 2.25%    8,329,535     9.47 to 15.24      120,350,763     0.40%   -3.80% to  -2.45%
     2000 ....................  0.95% to 1.80%    5,437,338     9.89 to 15.62       82,601,518     0.48%   -0.68% to   1.70% (b)
Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/ - I Class
     2004 ....................  0.95% to 2.35%    4,141,923    10.02 to  9.78       41,675,796     4.72%   -0.18% to  -1.59%
     2003 ....................  0.95% to 2.20%    2,341,639    10.04 to  9.95       23,684,746     7.44%    0.36% to  -0.49% (a) (b)
Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
     2004 ....................  0.95% to 2.65%   12,187,318    17.22 to  9.53      186,500,405     0.00%   15.20% to  13.31%
     2003 ....................  0.95% to 2.65%   13,310,419    14.95 to  8.41      177,287,825     0.00%   26.86% to  24.63%
     2002 ....................  0.95% to 2.25%   13,997,826     4.21 to 11.78      147,934,257     0.00%  -31.31% to -30.01%
     2001 ....................  0.95% to 2.25%   16,244,793     6.09 to 16.84      248,709,387     0.00%  -26.64% to -25.37%
     2000 ....................  0.95% to 2.00%   13,579,156    13.50 to 22.56      285,075,146     0.00%  -17.27% to  -8.34% (a)
Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class
     2004 ....................  0.95% to 2.35%    9,929,548    12.65 to 11.06      130,061,644     0.01%   17.85% to  16.28%
     2003 ....................  0.95% to 2.40%   10,120,850    10.74 to  9.49      112,336,089     0.00%   33.81% to  31.83%
     2002 ....................  0.95% to 2.20%    9,838,338     6.58 to  9.04       81,171,261     0.59%  -25.98% to -24.86%
     2001 ....................  0.95% to 2.20%   10,900,243     8.87 to 12.05      119,317,746     0.37%   -5.14% to  -3.76%
     2000 ....................  0.95% to 1.90%   10,654,857     9.41 to 12.54      120,163,492     0.74%   -1.00% to   1.08% (b)
Neuberger Berman AMT - Socially Responsive Portfolio - I Class
     2004 ....................  0.95% to 2.20%      119,039    11.31 to 11.22        1,430,368     0.00%   13.12% to  12.17% (a) (b)
Oppenheimer Aggressive Growth Fund/VA - Initial Class
     2004 ....................  0.95% to 2.70%   16,225,604    12.19 to 10.15      215,497,732     0.00%   18.64% to  16.63%
     2003 ....................  0.95% to 2.70%   18,042,331    10.28 to  8.70      201,857,509     0.00%   24.40% to  22.18%
     2002 ....................  0.95% to 2.25%   18,771,046     6.60 to 10.21      168,831,018     0.68%  -29.85% to -28.48%
     2001 ....................  0.95% to 2.20%   22,119,714     9.35 to 14.29      277,146,600     0.94%  -33.27% to -31.93%
     2000 ....................  0.95% to 1.95%   22,357,402    14.00 to 21.03      407,410,310     0.00%  -23.80% to -12.08% (a)
Oppenheimer Capital Appreciation Fund/VA - Initial Class
     2004 ....................  0.95% to 2.70%   32,989,279    14.42 to 10.49      483,179,895     0.31%    5.92% to   4.12%
     2003 ....................  0.95% to 2.70%   34,255,234    13.62 to 10.07      474,551,297     0.37%   29.70% to  27.39%
     2002 ....................  0.95% to 2.25%   34,239,324     5.94 to 11.45      366,481,742     0.60%  -28.93% to -27.55%
     2001 ....................  0.95% to 2.25%   33,328,767     8.31 to 15.83      493,623,497     0.59%  -15.02% to -13.41%
     2000 ....................  0.95% to 1.95%   25,624,577    12.49 to 18.31      437,642,495     0.10%   -2.74% to  -1.17% (a)
Oppenheimer Capital Appreciation Fund/VA - Service Class
     2004 ....................  1.50% to 2.60%      733,839    10.61 to 10.29        7,717,903     0.22%    5.02% to   3.84%
     2003 ....................  1.50% to 2.60%      724,583    10.10 to  9.91        7,279,334     0.28%   28.73% to  27.29%
     2002 ....................  1.50% to 2.60%      357,291     7.79 to  7.85        2,797,449     0.00%  -22.12% to -21.53% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Oppenheimer Global Securities Fund/VA - Class 3
     2004 ....................  0.95% to 2.65%   10,678,196  $ 16.84 to 16.39  $   178,971,646    1.09%    18.06% to  16.16%
     2003 ....................  0.95% to 2.65%    7,189,189    14.26 to 14.11      102,340,129    0.00%    42.62% to  41.07% (a) (b)
Oppenheimer Global Securities Fund/VA - Initial Class
     2004 ....................  0.95% to 2.85%   16,374,164    10.72 to 15.28      191,319,125    1.23%    18.03% to  15.90%
     2003 ....................  0.95% to 2.85%   19,398,205     9.08 to 13.19      192,522,627    0.96%    41.66% to  38.92%
     2002 ....................  0.95% to 2.40%   26,384,682     6.19 to 10.02      185,709,706    0.48%   -24.41% to -22.88%
     2001 ....................  0.95% to 2.25%   15,482,090     8.13 to 13.06      144,367,444    0.48%   -14.49% to -12.88%
     2000 ....................  0.95% to 1.80%    4,293,663     9.48 to 15.07       46,647,108    0.00%    -5.30% to  -4.62% (a) (b)
Oppenheimer Global Securities Fund/VA - Service Class
     2004 ....................  1.50% to 2.60%      565,069    12.68 to 12.30        7,094,421    1.10%    17.10% to  15.79%
     2003 ....................  1.50% to 2.60%      655,617    10.83 to 10.62        7,054,981    0.70%    40.72% to  39.15%
     2002 ....................  1.50% to 2.60%      458,129     7.64 to  7.69        3,515,564    0.00%   -23.65% to -23.07% (a) (b)
Oppenheimer High Income Fund/VA - Service Class
     2004 ....................      1.25%             9,185        11.08               101,746    0.35%         7.37%
Oppenheimer Main Street Fund/(R)/ /VA - Initial Class
     2004 ....................  0.95% to 2.65%   32,018,278    11.29 to  9.59      383,272,912    0.84%     8.42% to  6.64%
     2003 ....................  0.95% to 2.65%   36,088,504    10.41 to  8.99      399,297,369    0.89%    25.52% to  23.34%
     2002 ....................  0.95% to 2.25%   35,365,474     6.25 to  9.56      311,700,007    0.76%   -21.00% to -19.57%
     2001 ....................  0.95% to 2.25%   35,201,321     7.87 to 11.91      385,779,153    0.52%   -12.45% to -11.02%
     2000 ....................  0.95% to 2.00%   27,040,315     9.64 to 13.40      330,463,265    0.28%   -10.51% to  -9.61% (a) (b)
Oppenheimer Main Street Fund/(R)/ /VA - Service Class
     2004 ....................  1.50% to 2.60%      862,728    10.77 to 10.45        9,221,380    0.69%     7.51% to   6.31%
     2003 ....................  1.50% to 2.60%      853,327    10.02 to  9.83        8,506,949    0.76%    24.54% to  23.15%
     2002 ....................  1.50% to 2.60%      337,974     7.98 to  8.04        2,713,291    0.00%   -20.16% to -19.56% (a) (b)
Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Service Class
     2004 ....................      1.25%             4,053         12.13               49,145    0.00%         17.69%
     2003 ....................      1.25%               228         10.30                2,349    0.00%          3.03%       (a) (b)
Oppenheimer Strategic Bond Fund/VA - Service Class
     2004 ....................  1.50% to 2.60%      398,799    12.66 to 12.29        5,008,223    4.92%     6.81% to   5.62%
     2003 ....................  1.50% to 2.60%      444,295    11.86 to 11.64        5,241,337    3.79%    15.40% to  14.11%
     2002 ....................  1.50% to 2.60%       88,463    10.20 to 10.27          906,399    0.00%     1.97% to   2.73% (a) (b)
Putnam VT Growth & Income Fund - IB Shares
     2004 ....................      1.25%             1,598         11.69               18,688    0.00%          9.72%
Strong Opportunity Fund II, Inc. - Investor Class
     2004 ....................  0.95% to 2.70%   19,567,386    10.78 to 12.42      220,663,748    0.00%    17.10% to  15.15%
     2003 ....................  0.95% to 2.70%   21,393,485     9.21 to 10.78      206,907,437    0.08%    35.71% to  33.28%
     2002 ....................  0.95% to 2.25%   21,318,993     6.56 to  8.50      151,933,095    0.45%   -28.86% to -27.51%
     2001 ....................  0.95% to 2.25%   16,359,581     9.16 to 11.78      163,544,166    0.67%    -6.18% to  -4.62%
     2000 ....................  0.95% to 1.75%    3,695,486     9.74 to 12.38       39,322,799    0.00%    -2.63% to  -1.85% (a) (b)
Van Eck WIT - Worldwide Emerging Markets Fund - Class R1
     2004 ....................  0.95% to 2.05%      908,023    12.65 to 12.56       11,466,172    0.00%    26.48% to  25.57% (a) (b)
Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class
     2004 ....................  0.95% to 2.30%    2,577,130    11.70 to 19.67       39,447,879    0.64%    24.70% to  23.16%
     2003 ....................  0.95% to 2.30%    4,165,438     9.38 to 15.97       51,636,455    0.18%    52.73% to  50.68%
     2002 ....................  0.95% to 2.20%    4,715,758     6.11 to 13.42       38,558,378    0.22%    -5.21% to  -3.82%
     2001 ....................  0.95% to 2.20%    5,140,281     6.36 to 13.97       43,776,940    0.00%    -4.43% to  -2.75%
     2000 ....................  0.95% to 1.95%    3,907,642     6.55 to 14.39       32,283,680    0.00%   -43.76% to -42.42% (a)
Van Eck WIT - Worldwide Hard Assets Fund - Class R1
     2004 ....................  0.95% to 2.40%    1,131,969    12.50 to 12.39       14,137,698    0.00%    25.05% to  23.88% (a) (b)
Van Eck WIT - Worldwide Hard Assets Fund - Initial Class
     2004 ....................  0.95% to 2.30%    1,848,191    12.23 to 18.00       27,183,400    0.43%    23.05% to  21.53%
     2003 ....................  0.95% to 2.55%    2,984,906     9.96 to 14.65       36,038,095    0.33%    43.70% to  41.41%
     2002 ....................  0.95% to 2.20%    2,012,923     6.90 to 11.83       17,167,415    0.68%    -5.33% to  -3.76%
     2001 ....................  0.95% to 1.90%    1,232,877     7.17 to 12.32       11,026,142    0.98%   -12.52% to -11.30%
     2000 ....................  0.95% to 1.85%    1,025,479     8.09 to 13.92        9,748,397    0.88%     7.96% to  10.35% (a)
Van Kampen LIT - Comstock Portfolio - Class II
     2004 ....................  1.50% to 2.60%    1,625,539    11.99 to 11.63       19,291,848    0.75%    15.67% to  14.38%
     2003 ....................  1.50% to 2.60%    1,531,792    10.36 to 10.17       15,774,769    0.63%    28.81% to  27.37%
     2002 ....................  1.50% to 2.60%      573,556     7.99 to  8.05        4,601,870    0.00%   -20.15% to -19.55% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Van Kampen LIT - Emerging Growth Portfolio - Class II
     2004 ....................  1.50% to 2.60%      302,950  $  9.56 to  9.28  $     2,865,969    0.00%     5.18% to   4.00%
     2003 ....................  1.50% to 2.60%      301,195     9.09 to  8.92        2,720,109    0.00%    25.13% to  23.74%
     2002 ....................  1.50% to 2.60%      124,303     7.21 to  7.26          900,847    0.00%   -27.90% to -27.36% (a) (b)
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
     2004 ....................  1.50% to 2.45%       27,302    10.37 to 10.20          282,081    5.05%     2.51% to   1.52%
     2003 ....................  1.50% to 2.05%       14,916    10.11 to 10.08          150,667    0.07%     1.13% to   0.76% (a) (b)
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I
     2004 ....................  0.95% to 2.40%    1,923,815    17.03 to 22.16       39,415,803    6.36%     9.02% to   7.48%
     2003 ....................  0.95% to 2.45%    3,277,139    15.62 to 20.57       63,486,350    0.00%    26.65% to  24.83%
     2002 ....................  0.95% to 2.25%    2,957,540    12.27 to 18.89       45,084,271    9.57%     6.64% to   8.18%
     2001 ....................  0.95% to 2.20%    1,489,717    11.36 to 17.49       20,064,521    9.54%     7.59% to   9.05%
     2000 ....................  0.95% to 1.80%    1,404,273    10.42 to 16.06       17,291,284   14.68%     9.39% to  10.33%
Van Kampen UIF - Mid Cap Growth Portfolio - Class I
     2004 ....................  0.95% to 2.25%    3,445,048     6.97 to  9.54       25,755,104    0.00%    20.44% to  18.98%
     2003 ....................  0.95% to 2.25%    3,202,235     5.79 to  8.02       20,243,245    0.00%    40.42% to  38.56%
     2002 ....................  0.95% to 2.20%    2,485,863     3.98 to  5.95       11,023,512    0.00%   -32.82% to -31.81%
     2001 ....................  0.95% to 2.20%    2,212,771     5.92 to  8.78       15,015,187    0.00%   -31.07% to -29.99%
     2000 ....................  0.95% to 1.80%      829,289     8.59 to 12.63        7,776,467    0.00%   -14.31% to -13.66% (a) (b)
Van Kampen UIF - U.S. Real Estate Portfolio - Class I
     2004 ....................  0.95% to 2.85%   14,131,924    21.62 to 22.14      325,936,456    1.46%    35.10% to  32.66%
     2003 ....................  0.95% to 2.85%   13,455,607    16.00 to 16.69      229,964,262    0.00%    36.21% to  33.66%
     2002 ....................  0.95% to 2.60%   12,444,223    11.69 to 13.80      156,001,009    3.80%    -3.58% to  -1.73%
     2001 ....................  0.95% to 2.25%    7,976,411    11.90 to 14.08      101,307,071    4.43%     6.99% to   8.79%
     2000 ....................  0.95% to 1.85%    5,684,629    10.95 to 12.97       65,598,414   30.00%     3.80% to  23.30% (a) (b)
Victory VIF - Diversified Stock Fund Class A Shares
     2004 ....................  0.95% to 2.15%    1,705,072    10.85 to 10.09       17,971,207    0.54%     8.62% to   7.40%
     2003 ....................  0.95% to 2.15%    1,957,002     9.99 to  9.40       19,073,759    0.34%    33.69% to  32.05%
     2002 ....................  0.95% to 1.70%    1,999,385     7.12 to  7.47       14,643,829    0.57%   -25.15% to -24.17%
     2001 ....................  0.95% to 1.85%    1,904,812     9.47 to  9.85       18,485,547    0.45%    -2.00% to  -0.64%
     2000 ....................  0.95% to 1.70%    1,212,730     9.69 to  9.91       11,900,334    0.88%    -2.76% to  -0.86% (b)
Initial Funding by Depositor
     2003 ....................      0.00%           100,000        10.37             1,037,146    0.34%         34.97%
     2002 ....................      0.00%           100,000         7.68               768,437    0.57%        -23.00%
     2001 ....................      0.00%           100,000        10.04             1,003,746    0.45%          0.32%
     2000 ....................      0.00%           100,000        10.01             1,000,543    0.88%         -1.14%
Victory VIF - Investment Quality Bond Fund Class A Shares
     2003 ....................  1.20% to 1.65%       65,051    12.32 to 12.07          801,000    1.81%    -0.34% to  -0.80%
     2002 ....................  1.20% to 1.65%       76,741    12.17 to 12.36          948,193    3.93%     7.40% to   7.89%
     2001 ....................  1.20% to 1.65%       99,584    11.33 to 11.46        1,140,757    4.71%     4.72% to   5.20%
     2000 ....................  1.20% to 1.65%      105,233    10.82 to 10.89        1,146,117    6.15%     9.20% to   9.70%
Initial Funding by Depositor
     2003 ....................      0.00%           100,000         13.05            1,304,876    1.81%          0.87%
     2002 ....................      0.00%           100,000         12.94            1,293,627    3.98%          9.00%
     2001 ....................      0.00%           100,000         11.85            1,184,653    4.71%          6.49%
     2000 ....................      0.00%           100,000         11.12            1,112,472    6.15%         11.02%
Victory VIF - Small Company Opportunity Fund Class A Shares
     2003 ....................  0.95% to 2.05%      139,791    12.75 to 12.77        1,823,390    0.03%    29.46% to  28.04%
     2002 ....................  0.95% to 1.65%      146,933     9.79 to 10.27        1,487,367    0.26%    -7.10% to  -6.05%
     2001 ....................  0.95% to 1.70%      141,148    10.45 to 10.96        1,534,718    0.26%    -8.22% to  -7.11%
     2000 ....................  0.95% to 1.70%       95,770    11.28 to 11.83        1,128,678    0.55%    11.96% to  19.53%
Initial Funding by Depositor
     2003 ....................      0.00%           100,000         14.00            1,400,366    0.03%         30.70%
     2002 ....................      0.00%           100,000         10.71            1,071,462    0.26%         -5.00%
     2001 ....................      0.00%           100,000         11.30            1,129,641    0.26%         -6.21%
     2000 ....................      0.00%           100,000         12.04            1,204,437    0.55%         20.97%
W & R Target Funds, Inc. - Asset Strategy Portfolio
     2004 ....................  0.95% to 2.50%   12,509,904    11.74 to 10.82      144,706,783    1.39%    12.22% to  10.57%
     2003 ....................  0.95% to 2.50%   11,476,467    10.46 to  9.79      118,673,742    1.31%    10.42% to   8.76%
     2002 ....................  0.95% to 2.25%    8,461,395     9.00 to  9.47       79,519,856    2.02%     0.75% to   2.30%
     2001 ....................  0.95% to 2.10%    4,760,507     8.93 to  9.26       43,898,837    4.60%   -12.00% to -10.33% (b)
     2000 ....................  0.95% to 1.40%        1,854    10.38 to 10.38           19,241    0.00%     3.75% to   3.79% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
W & R Target Funds, Inc. - Balanced Portfolio
     2004 ....................  0.95% to 2.40%    9,573,904  $ 11.02 to 10.40    $ 104,023,435    1.52%     7.90% to   6.43%
     2003 ....................  0.95% to 2.40%    8,746,952    10.21 to  9.77       88,346,309    0.78%    17.96% to  16.30%
     2002 ....................  0.95% to 2.25%    6,794,609     8.29 to  8.65       58,373,099    2.08%   -10.59% to  -9.28%
     2001 ....................  0.95% to 2.10%    4,847,216     9.28 to  9.54       46,069,854    4.84%    -8.17% to  -6.84%
     2000 ....................      0.95%               476        10.24                 4,873    0.00%         2.37%        (a) (b)
W & R Target Funds, Inc. - Bond Portfolio
     2004 ....................  0.95% to 2.45%    8,199,654    12.48 to 11.76      100,979,352    4.15%     2.89% to   1.40%
     2003 ....................  0.95% to 2.50%    8,824,865    12.13 to 11.24      105,941,161    4.68%     3.19% to   1.66%
     2002 ....................  0.95% to 2.25%    8,643,298    11.06 to 11.75      100,850,579    5.30%     6.34% to   7.94%
     2001 ....................  0.95% to 2.10%    5,069,211    10.40 to 10.89       54,987,972    9.19%     3.96% to   6.45% (a)
     2000 ....................      0.95%             1,184        10.23                12,107    0.00%          2.25%       (a) (b)
W & R Target Funds, Inc. - Core Equity Portfolio
     2004 ....................  0.95% to 2.50%   30,602,270     8.43 to  7.95      254,008,204    0.62%     8.53% to   6.94%
     2003 ....................  0.95% to 2.50%   31,339,819     7.77 to  7.43      240,491,705    0.79%    16.15% to  14.36%
     2002 ....................  0.95% to 2.25%   28,039,884     6.48 to  6.69      185,915,974    0.59%   -23.62% to -22.38%
     2001 ....................  0.95% to 2.10%   21,221,006     8.48 to  8.61      182,011,050    0.45%   -16.96% to -14.59% (b)
     2000 ....................  0.95% to 1.40%        1,978    10.21 to 10.22           20,210    0.00%     2.14% to   2.18% (a) (b)
W & R Target Funds, Inc. - Dividend Income Portfolio
     2004 ....................  0.95% to 2.10%      652,179    10.91 to 10.74        7,083,332    1.22%     9.08% to   8.24% (a) (b)
W & R Target Funds, Inc. - Growth Portfolio
     2004 ....................  0.95% to 2.50%   38,640,684     8.35 to  8.05      317,807,882    0.28%     2.33% to   0.82%
     2003 ....................  0.95% to 2.50%   37,406,072     8.16 to  7.98      301,609,039    0.00%    21.89% to  20.02%
     2002 ....................  0.95% to 2.25%   27,861,661     6.49 to  6.71      185,008,498    0.01%   -23.28% to -22.05%
     2001 ....................  0.95% to 2.10%   20,170,887     8.45 to  8.71      172,511,745    1.74%   -16.41% to -12.95% (b)
     2000 ....................  0.95% to 1.40%        1,408    10.12 to 10.12           14,250    0.00%     1.17% to   1.21% (a) (b)
W & R Target Funds, Inc. - High Income Portfolio
     2004 ....................  0.95% to 2.50%    6,254,780    13.65 to 12.75       84,264,071    7.08%     8.82% to   7.22%
     2003 ....................  0.95% to 2.45%    5,707,409    12.54 to 11.99       70,865,343    8.31%    18.60% to  16.91%
     2002 ....................  0.95% to 2.25%    4,689,184    10.21 to 10.57       49,233,726    9.88%    -4.28% to  -2.95%
     2001 ....................  0.95% to 2.10%    2,785,585    10.68 to 10.90       30,247,046   18.27%     6.74% to   8.14%
W & R Target Funds, Inc. - International II Portfolio
     2004 ....................  0.95% to 2.15%      635,691    11.95 to 12.99        7,915,954    1.90%    19.46% to  18.55% (a) (b)
W & R Target Funds, Inc. - International Portfolio
     2004 ....................  0.95% to 2.45%    7,335,175     8.85 to  8.33       63,897,239    0.65%    12.92% to  11.35%
     2003 ....................  0.95% to 2.45%    7,134,038     7.84 to  7.48       55,194,400    1.70%    23.71% to  21.87%
     2002 ....................  0.95% to 2.25%    5,665,413     6.10 to  6.34       35,568,274    0.51%   -20.07% to -18.93%
     2001 ....................  0.95% to 1.95%    3,898,537     7.70 to  7.82       30,328,901    8.48%   -24.04% to -22.98%
     2000 ....................      0.95%               258        10.15                 2,618    0.00%          1.47%       (a) (b)
W & R Target Funds, Inc. - Limited-Term Bond Portfolio
     2004 ....................  0.95% to 2.45%    4,015,932    11.78 to 11.10       46,637,192    2.83%     0.65% to  -0.82%
     2003 ....................  0.95% to 2.45%    3,743,944    11.70 to 11.19       43,351,583    3.65%     2.18% to   0.70%
     2002 ....................  0.95% to 2.25%    1,955,961    10.95 to 11.46       22,241,784    3.73%     3.03% to   4.43%
     2001 ....................  0.95% to 1.85%      484,968    10.82 to 10.97        5,299,679    7.25%     6.78% to   8.17%
W & R Target Funds, Inc. - Micro Cap Growth Portfolio
     2004 ....................  0.95% to 2.05%      184,067    11.21 to 10.82        2,035,271    0.00%    12.05% to  11.21% (a) (b)
W & R Target Funds, Inc. - Money Market Portfolio
     2004 ....................  0.95% to 2.40%    2,454,823    10.25 to  9.67       24,753,393    0.67%    -0.26% to  -1.67%
     2003 ....................  0.95% to 2.30%    2,707,827    10.28 to  9.87       27,477,578    0.60%    -0.44% to  -1.74%
     2002 ....................  0.95% to 2.10%    3,366,596    10.03 to 10.32       34,463,317    1.10%    -1.18% to   0.18%
     2001 ....................  0.95% to 1.85%    3,142,411    10.16 to 10.30       32,231,631    2.99%     1.27% to   2.60%
W & R Target Funds, Inc. - Mortgage Securities Portfolio
     2004 ....................  0.95% to 1.95%      226,204    10.23 to 10.36        2,332,148    3.85%     2.31% to   1.89% (a) (b)
W & R Target Funds, Inc. - Real Estate Securities Portfolio
     2004 ....................  0.95% to 2.05%      541,343    12.40 to 13.09        6,915,677    1.05%    23.96% to  23.43% (a) (b)
W & R Target Funds, Inc. - Science & Technology Portfolio
     2004 ....................  0.95% to 2.50%   12,706,625     9.48 to  9.69      118,653,046    0.00%    15.15% to  13.49%
     2003 ....................  0.95% to 2.50%   11,425,184     8.24 to  8.54       92,939,816    0.00%    29.22% to  27.26%
     2002 ....................  0.95% to 2.25%    8,398,696     6.18 to  6.77       53,064,578    0.00%   -25.91% to -24.71%
     2001 ....................  0.95% to 2.10%    5,720,321     8.33 to  9.09       48,199,948    1.00%   -14.06% to  -9.07% (a) (b)
     2000 ....................  0.95% to 1.40%          607     9.70 to  9.70            5,888    0.00%    -3.03% to  -3.00% (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
W & R Target Funds, Inc. - Small Cap Growth Portfolio
     2004 ....................  0.95% to 2.50%   13,698,218  $ 11.55 to 11.28  $   155,868,547     0.00%   13.21% to  11.57%
     2003 ....................  0.95% to 2.50%   13,190,389    10.20 to 10.11      132,974,855     0.00%   34.48% to  32.47%
     2002 ....................  0.95% to 2.25%   11,801,501     7.36 to  7.70       88,746,066     0.00%  -23.76% to -22.53%
     2001 ....................  0.95% to 2.10%    7,778,767     9.64 to 10.04       75,839,555     0.00%   -4.27% to   0.42% (b)
     2000 ....................       0.95%              265         10.08                2,671     0.00%         0.79%       (a) (b)
W & R Target Funds, Inc. - Small Cap Value Portfolio
     2004 ....................  0.95% to 2.15%      631,627    11.27 to 12.15        7,397,736     0.00%   12.66% to  11.79% (a) (b)
W & R Target Funds, Inc. - Value Portfolio
     2004 ....................  0.95% to 2.45%   11,755,346    12.34 to 11.70      143,146,407     1.13%   13.61% to  12.03%
     2003 ....................  0.95% to 2.45%    9,899,433    10.86 to 10.44      106,447,898     0.65%   23.92% to  22.11%
     2002 ....................  0.95% to 2.25%    6,694,479     8.56 to  8.77       58,308,075     0.96%  -14.77% to -13.53%
     2001 ....................  0.95% to 2.10%    3,616,179    10.04 to 10.14       36,567,886     0.77%    0.42% to   1.38% (a) (b)
                                                                               ---------------

2004 Reserves for annuity contracts in payout phase: ........................       61,993,592
                                                                               ---------------
2004 Contract owners' equity ................................................  $15,697,256,439
                                                                               ===============
2003 Reserves for annuity contracts in payout phase: ........................       47,547,289
                                                                               ---------------
2003 Contract owners' equity ................................................  $14,967,347,100
                                                                               ===============
2002 Reserves for annuity contracts in payout phase: ........................       23,780,019
                                                                               ---------------
2002 Contract owners' equity ................................................  $11,867,051,526
                                                                               ===============
2001 Reserves for annuity contracts in payout phase: ........................       16,381,840
                                                                               ---------------
2001 Contract owners' equity ................................................  $12,948,274,792
                                                                               ===============
2000 Reserves for annuity contracts in payout phase: ........................        6,547,280
                                                                               ---------------
2000 Contract owners' equity ................................................  $10,938,492,289
                                                                               ===============

      * This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
    *** This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Shareholders
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.


/s/KPMG LLP
Columbus, Ohio
March 1, 2005

                 NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                          CONSOLIDATED STATEMENTS OF INCOME
                                    (IN MILLIONS)

                                                                                                     YEARS ENDED DECEMBER 31,
                                                                              ----------------------------------------------------
                                                                              ----------------------------------------------------
                                                                                   2004              2003              2002
==================================================================================================================================
==================================================================================================================================
REVENUES:
Policy charges                                                                     $ 1,025.2           $ 924.1            $ 973.8
Life insurance premiums                                                                270.4             279.8              259.9
Net investment income                                                                2,000.5           1,973.1            1,832.9
Net realized losses on investments, hedging instruments and hedged items               (36.4)            (85.2)             (75.5)
Other                                                                                    9.8              12.8                8.7
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                       3,269.5           3,104.6            2,999.8
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                     1,277.2           1,309.2            1,244.4
Other benefits and claims                                                              347.2             361.8              326.1
Policyholder dividends on participating policies                                        36.2              41.2               45.2
Amortization of deferred policy acquisition costs                                      410.1             375.9              670.1
Interest expense on debt, primarily with Nationwide Financial
  Services, Inc. (NFS)                                                                  59.3              48.4               36.0
Other operating expenses                                                               604.5             533.7              508.5
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                          2,734.5           2,670.2            2,830.3
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

      Income from continuing operations before federal income
        tax expense                                                                    535.0             434.4              169.5
Federal income tax expense                                                             120.0              96.2                8.7
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Income from continuing operations                                                415.0             338.2              160.8
Discontinued operations, net of tax                                                        -                 -                0.7
Cumulative effect of adoption of accounting principles, net of tax                      (3.3)             (0.6)                 -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net income                                                                           $ 411.7           $ 337.6            $ 161.5
==================================================================================================================================
==================================================================================================================================



See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

                      NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
              wholly-owned subsidiary of Nationwide Financial Services, Inc.)

                                  Consolidated Balance Sheets
                            (in millions, except per share amounts)

                                                                                               DECEMBER 31,
                                                                                            ---------------------------------------
                                                                                            ---------------------------------------
                                                                                                  2004                 2003
===================================================================================================================================
===================================================================================================================================

ASSETS
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $26,708.7 in 2004; $25,850.2 in 2003)                        $ 27,652.0           $ 26,946.8
      Equity securities (cost $37.7 in 2004; $74.0 in 2003)                                              48.1                 85.6
   Mortgage loans on real estate, net                                                                 8,649.2              8,345.8
   Real estate, net                                                                                      83.9                 96.5
   Policy loans                                                                                         644.5                618.3
   Other long-term investments                                                                          539.6                130.6
   Short-term investments, including amounts managed by a related party                               1,645.8              1,860.8
-----------------------------------------------------------------------------------------------------------------------------------
         Total investments                                                                           39,263.1             38,084.4

Cash                                                                                                     15.5                  0.1
Accrued investment income                                                                               364.2                367.1
Deferred policy acquisition costs                                                                     3,416.6              3,219.3
Other assets                                                                                          2,099.8              1,872.3
Assets held in separate accounts                                                                     60,798.7             57,084.5
-----------------------------------------------------------------------------------------------------------------------------------
            Total assets                                                                          $ 105,957.9          $ 100,627.7
===================================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
   Future policy benefits and claims                                                               $ 36,383.1           $ 35,379.1
   Short-term debt                                                                                      215.0                199.8
   Long-term debt, payable to NFS                                                                       700.0                700.0
   Other liabilities                                                                                  3,645.2              3,264.7
   Liabilities related to separate accounts                                                          60,798.7             57,084.5
-----------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                                          101,742.0             96,628.1
-----------------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
   Common stock, $1 par value; authorized - 5.0 shares; issued
     and outstanding - 3.8 shares                                                                         3.8                  3.8
   Additional paid-in capital                                                                           274.4                271.3
   Retained earnings                                                                                  3,543.9              3,257.2
   Accumulated other comprehensive income                                                               393.8                467.3
-----------------------------------------------------------------------------------------------------------------------------------
         Total shareholder's equity                                                                   4,215.9              3,999.6
-----------------------------------------------------------------------------------------------------------------------------------
            Total liabilities and shareholder's equity                                            $ 105,957.9          $ 100,627.7
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

                 NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

      Consolidated Statements of Shareholder's Equity
       Years Ended December 31, 2004, 2003 and 2002
                       (in millions)

                                                                                                       Accumulated
                                                                         Additional                       Other          Total
                                                             Capital      paid-in      Retained       Comprehensive   Shareholder's
                                                             Shares       capital      earnings           income         equity
===================================================================================================================================

Balance as of December 31, 2001                              $ 3.8        $ 646.1      $ 2,863.1         $ 204.7         $ 3,717.7
Comprehensive income:
Net income                                                       -              -          161.5               -             161.5
Net unrealized gains on securities available-for-sale            -              -              -           178.6             178.6
   arising during the period, net of tax
Accumulated net gains on cash flow hedges, net                   -              -              -            11.0              11.0
   of tax
                                                                                                                   ----------------
                                                                                                                   ----------------
Total comprehensive income                                                                                                   351.1
                                                                                                                   ----------------
                                                                                                                   ----------------
Capital returned to NFS                                          -         (475.0)             -               -            (475.0)
Dividend to NFS                                                  -              -          (45.0)              -             (45.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                3.8          171.1        2,979.6           394.3           3,548.8
-----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                       -              -          337.6               -             337.6
Net unrealized gains on securities available-for-sale            -              -              -            99.6              99.6
   arising during the period, net of tax
Accumulated net losses on cash flow hedges, net                  -              -              -           (26.6)            (26.6)
   of tax
                                                                                                                   ----------------
Total comprehensive income                                                                                                   410.6
                                                                                                                   ----------------
Capital contributed by NFS                                       -          200.2              -               -             200.2
Capital returned to NFS                                          -         (100.0)             -               -            (100.0)
Dividend to NFS                                                  -              -          (60.0)              -             (60.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                3.8          271.3        3,257.2           467.3           3,999.6
-----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                       -              -          411.7               -             411.7
Net unrealized losses on securities available-for-sale           -              -              -           (42.7)            (42.7)
   arising during the period, net of tax
Accumulated net losses on cash flow hedges, net                  -              -              -           (30.8)            (30.8)
   of tax
                                                                                                                   ----------------
Total comprehensive income                                                                                                   338.2
                                                                                                                   ----------------
Capital contributed by NFS                                       -            3.1              -               -               3.1
Dividend to NFS                                                  -              -         (125.0)              -            (125.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                              $ 3.8        $ 274.4       $3,543.9         $ 393.8         $ 4,215.9
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
              For the Years Ended December 31, 2004, 2003 and 2002
                                 (in millions)

                                                                                      2004               2003                2002
===================================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                                       $ 411.7            $ 337.6             $ 161.5
   Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account values                              1,277.2            1,309.2             1,244.4
      Capitalization of deferred policy acquisition costs                            (496.4)            (567.2)             (648.2)
      Amortization of deferred policy acquisition costs                               410.1              375.9               670.1
      Amortization and depreciation                                                    73.0               69.3                (0.7)
      Net realized losses on investments, hedging instruments and                      36.4               85.2                75.5
        hedged items
      Decrease (increase) in accrued investment income                                  2.9              (38.4)              (22.0)
      Increase in other assets                                                       (306.4)            (697.5)             (606.1)
      Increase in policy and other liabilities                                        324.4              342.3               463.1
      Income from discontinued operations                                                 -                  -                (0.7)
      Other, net                                                                        1.5               45.4                38.7
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by continuing operations                                 1,734.4            1,261.8             1,375.6
         Net cash provided by discontinued operations                                     -                  -                 0.7
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by operating activities                                  1,734.4            1,261.8             1,376.3
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from maturity of securities available-for-sale                          3,099.4            4,101.6             3,887.7
   Proceeds from sale of securities available-for-sale                              2,485.5            2,220.5             1,534.9
   Proceeds from repayments of mortgage loans on real estate                        1,920.9            1,478.3             1,009.0
   Cost of  securities available-for-sale acquired                                 (6,291.4)          (9,366.7)           (9,874.5)
   Cost of mortgage loans on real estate acquired                                  (2,169.9)          (1,914.4)           (1,810.2)
   Net change in short-term investments                                               205.9             (639.9)             (193.1)
   Disposal of subsidiary, net of cash                                                    -                  -               (20.0)
   Collateral received (paid) - securities lending, net                                89.4              (26.1)              158.9
   Other, net                                                                        (357.2)             280.3              (136.2)
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash used in investing activities                                     (1,017.4)          (3,866.4)           (5,443.5)
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Net proceeds from issuance of long-term debt to NFS                                    -              100.0               300.0
   Net change in short-term debt                                                       15.2              199.8              (100.0)
   Capital contributed by NFS                                                           3.1              200.2                   -
   Capital returned to NFS                                                                -             (100.0)             (475.0)
   Cash dividends paid to NFS                                                        (125.0)             (60.0)              (35.0)
   Investment and universal life insurance product deposits                         3,561.6            5,116.1             6,278.9

   Investment and universal life insurance product withdrawals                     (4,156.5)          (2,852.3)           (1,923.4)

   Other, net                                                                                                -                   -
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash (used in) provided by financing activities                         (701.6)           2,603.8             4,045.5
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        15.4               (0.8)              (21.7)
Cash, beginning of period                                                               0.1                0.9                22.6
-----------------------------------------------------------------------------------------------------------------------------------
         Cash, end of period                                                         $ 15.5              $ 0.1               $ 0.9
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 2004, 2003 AND 2002



(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse network of distribution channels, including independent broker/dealers, financial institutions, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists and representatives of certain certified public accounting firms. The Company also sells its products through the following affiliated producers: Nationwide Retirement Solutions, Inc. (NRS); TBG Insurance Services Corporation (TBG Financial); Nationwide Financial Network (NFN, formerly referred to as Nationwide Provident) producers; and Nationwide agents.

Wholly-owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (ODI). The ODI has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See Note 13 for discussion of statutory capital requirements and dividend limitations.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products and universal life insurance products, impairment losses on investments, valuation allowances for mortgage loans on real estate, federal income taxes, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a)  Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. As discussed in Notes 3 and 11, effective December 31, 2003, the Company applied the provisions of Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R), issued by the Financial Accounting Standards Board (FASB), to those variable interest entities (VIEs) with which it is associated. This resulted in deconsolidating certain VIEs which the Company previously had consolidated, as of that date. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(b)  Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 70.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.2% from the Company's pricing matrices and 8.8% from other sources.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company's accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period until the security's forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt and equity securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security; the amount and length of time a security's fair value has been below amortized cost or cost; specific credit issues and financial prospects related to the issuer; the Company's intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company and reflects the Company's best estimate of probable credit losses, including losses incurred at the balance sheet date, but not yet identified by specific loan. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

(c)  Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

(d)  Revenues and Benefits

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e)  Deferred Policy Acquisition Costs

The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new or renewal business. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor's (S&P) 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

The Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company's long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company's recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(f)  Separate Accounts

Separate account assets and liabilities represent contract holders' funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income except for:
(i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.

(g)  Future Policy Benefits

The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contract holder, including interest credited. The funding agreements constitute insurance obligations considered annuity contracts under Ohio insurance law.

The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2004 and 2003, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower rates, which would have resulted in the use of a lower discount rate, as discussed in Note 2(b).

(h)  Participating Business

Participating business represented approximately 11% in 2004 (13% in 2003 and 15% in 2002) of the Company's life insurance in force, 55% of the number of life insurance policies in force in 2004 (56% in 2003 and 59% in 2002) and 7% of life insurance statutory premiums in 2004 (11% in 2003 and 9% in 2002). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the accompanying consolidated balance sheets.

(i)  Federal Income Tax

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j)  Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

(k)  Discontinued Operations

As described more fully in Note 16, during 2002 NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc.
(NSI), a wholly-owned broker/dealer subsidiary engaged in the asset management business. As such, the results of operations of NSI are reflected as discontinued operations in 2002.

(l)  Reclassification

Certain items in the 2003 and 2002 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(3)  RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company disclosed in its Quarterly Report on Form 10-Q for the period ended June 30, 2004 that this additional guidance would be applied during its third quarter beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company's financial position or results of operations.

On September 8, 2004, the FASB exposed for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's financial position or results of operations. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired, based on the guidance in Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities, and the Securities and Exchange Commission (SEC) Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities. Due to uncertainty regarding the ultimate guidance to be issued, the Company cannot reasonably estimate the impact on the Company's financial position or results of operations, if any, of adopting EITF 03-1.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In June 2004, the FASB issued FSP FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), issued by the American Institute of Certified Public Accountants (AICPA), restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP FAS 97-1 at the time SOP 03-1 was adopted, the issuance of FSP FAS 97-1 had no impact on the Company's financial position or results of operations at the time of adoption.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the
Act) was signed into law on December 8, 2003. In accordance with FSP FAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-2), which superceded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act. Specifically, measures of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost on or after the date of enactment must reflect the effects of the Act. The Company's adoption of FSP FAS 106-2, effective June 30, 2004, had no impact on the Company's financial position or results of operations due the application of Company maximum contribution caps and because the Company does not apply to the United States government for benefit reimbursements.

In December 2003, the FASB issued SFAS No. 132 (revised 2003), Employers' Disclosures about Pensions and Other Postretirement Benefits - an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans on both an interim period and annual basis. See Note 15 for required disclosures. The Company adopted SFAS 132R effective December 31, 2003, except for the provisions relating to annual disclosures about estimated benefit payments, which was adopted in the fourth quarter of 2004, as permitted by SFAS 132R. Adoption of this Statement had no impact on the Company's financial position or results of operations.

In July 2003, the AICPA issued SOP 03-1 to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options, and sales inducements to contract holders. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of tax, as the cumulative effect of adoption of this accounting principle.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the components of cumulative effect adjustments recorded in the Company's 2004 consolidated statements of income:

(in millions)                                                                                                      JANUARY 1, 2004
===================================================================================================================================
Increase in future policy benefits:
   Ratchet interest crediting                                                                                              $ (12.3)
   Secondary guarantees - life insurance                                                                                      (2.4)
   GMDB claim reserves                                                                                                        (1.8)
   GMIB claim reserves                                                                                                        (1.0)
-----------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                                                                               (17.5)
Adjustment to amortization of deferred policy acquisition costs related to above                                              12.4
Deferred federal income taxes                                                                                                  1.8
-----------------------------------------------------------------------------------------------------------------------------------
      Cumulative effect of adoption of accounting principle, net of tax                                                     $ (3.3)
===================================================================================================================================

In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51), states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51 to certain VIEs where: (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or
(ii) the entity does not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applied to entities formed after January 31, 2003. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs formed prior to January 31, 2003 to interim periods ending after December 15, 2003, with earlier adoption permitted.

In December 2003, the FASB issued FIN 46R, which required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. At a minimum, public companies were required to apply the provisions of FIN 46R or the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable GAAP by the end of the first reporting period ending after December 15, 2003. Companies were permitted to apply either FIN 46 or FIN 46R to special purpose entities at the initial effective date on an entity-by-entity basis. The Company has no variable interests in special purpose entities. The primary difference between FIN 46R and FIN 46 was the criteria to be followed in determining the primary beneficiary. The primary beneficiary could be different based on the two Interpretations. The Company adopted the remaining provisions of FIN 46R effective January 1, 2004. See Note 19 for further discussion.

In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as the cumulative effect of a change in accounting principle. In November 2003, the FASB issued FSP No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries, including those issued by subsidiary trusts of the Company. The adoption of SFAS 150 on July 1, 2003 had no impact on the Company's financial position or results of operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 had no impact on the Company's financial position or results of operations

In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG
B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (i.e. bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company). Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as the cumulative effect of adoption of this accounting principle.

(4)  RISK DISCLOSURES

The following is a description of the most significant risks facing the Company and how it mitigates those risks:

Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company's current and expected future capital position.

Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

Financial Instruments with Off-Balance Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $243.7 million extending into 2005 were outstanding as of December 31, 2004. The Company also had $68.1 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2004.

Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2004, the Company's credit risk from these derivative financial instruments was $46.3 million, net of $415.7 million of cash collateral and $222.5 million in securities pledged as collateral.

Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2004, approximately 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company's separate account assets and reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or guaranteed minimum accumulation benefit (GMAB) claims, which may require the Company to accelerate the amortization of DAC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments. However the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to volatility of earnings. This volatility was negligible in 2004. As of December 31, 2004, the net amount at risk, defined as the excess of the death benefit over the account value, was $1.71 billion before reinsurance and $296.5 million net of reinsurance. As of December 31, 2004 and 2003, the Company's reserve for GMDB claims was $23.6 million and $21.8 million, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

The Company also offers certain variable annuity products with a GMAB rider. A GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under SFAS 133. See
Note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2004 and 2003. As of December 31, 2004 and 2003, the fair value of the GMAB embedded derivative was valued at $20.6 million and $4.3 million, respectively. The increase in the fair value of the GMAB embedded derivative was driven by the value of new business sold during 2004.

Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2004, the Company had a diversified portfolio with no more than 25.1% in any geographic region of the U.S. and no more than 1.6% with any one borrower. As of December 31, 2004, 30.0% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

Significant Business Concentrations: As of December 31, 2004, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Guarantee Risk: In connection with the selling of securitized interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds), the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated. See Note 18 for further discussion of Tax Credit Funds.

Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $894.3 million as of December 31, 2004. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contract holder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contracts.

Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 70.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.2% from the Company's pricing matrices and 8.8% from other sources.

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.

Investment contracts: The fair values of the Company's liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

Short-term debt and collateral received-securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.

Interest rate and cross-currency interest rate swaps: The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Futures contracts: The fair values for futures contracts are based on quoted market prices.

The following table summarizes the carrying amounts and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

                                                               2004                              2003
                                                           -------------------------------  -------------------------------
                                                           -------------------------------  -------------------------------
                                                             CARRYING        ESTIMATED         Carrying        Estimated
(in millions)                                                 AMOUNT         FAIR VALUE         amount        fair value
===========================================================================================================================
===========================================================================================================================

ASSETS
Investments:
   Securities available-for-sale:
      Fixed maturity securities                               $ 27,652.0       $ 27,652.0       $ 26,946.8      $ 26,946.8
      Equity securities                                             48.1             48.1             85.6            85.6
   Mortgage loans on real estate, net                            8,649.2          8,942.7          8,345.8         8,830.0
   Policy loans                                                    644.5            644.5            618.3           618.3
   Short-term investments                                        1,645.8          1,645.8          1,860.8         1,860.8
Cash                                                                15.5             15.5              0.1             0.1
Assets held in separate accounts                                60,798.7         60,798.7         57,084.5        57,084.5

LIABILITIES
Investment contracts                                           (29,196.6)       (26,870.6)       (28,663.4)      (27,239.8)
Policy reserves on life insurance contracts                     (7,186.5)        (7,153.9)        (6,715.7)       (6,311.3)
Short-term debt                                                   (215.0)          (215.0)          (199.8)         (199.8)
Long-term debt, payable to NFS                                    (700.0)          (743.9)          (700.0)         (803.7)
Collateral received - securities lending and derivatives        (1,289.9)        (1,289.9)        (1,521.1)       (1,521.1)
Liabilities related to separate accounts                       (60,798.7)       (59,651.2)       (57,084.5)      (56,118.6)

Derivative financial instruments
Interest rate swaps hedging assets                                 (72.1)           (72.1)           (99.4)          (99.4)
Cross-currency interest rate swaps                                 495.0            495.0            599.1           599.1
Futures contracts                                                   (6.5)            (6.5)           (25.2)          (25.2)
Other derivatives                                                   36.1             36.1              4.6             4.6
---------------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(6)  DERIVATIVE FINANCIAL INSTRUMENTS

QUALITATIVE DISCLOSURE

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. LIBOR. The net receipt of a variable rate will then match the variable rate paid on the liability.

Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period.

With short U.S. Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments (i.e. commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

Foreign Currency Risk Management

In conjunction with the Company's medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.

For a fixed rate foreign liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

Equity Market Risk Management

Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a contractually defined amount. Such specified amounts vary from contract to contract based on the date the contract was entered into as well as the GMDB feature elected. A decline in the stock market may cause the contract value to fall below this specified amount and the net amount at risk to increase. The net amount at risk is the amount by which the GMDB exceeds the contract value at any given time and is a primary indicator of potential future GMDB claims. To manage this risk, the Company has implemented a GMDB hedging program for certain new and existing business. The program, which is an economic hedge but does not qualify for hedge accounting under SFAS 133, as discussed in
Note 2(c), is designed to offset a specified portion of changes in the value of the GMDB obligation. Currently the program shorts S&P 500 index futures, which in turn provides a partial offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See Note 4 for additional discussion.

The Company also offers certain variable annuity products with a GMAB rider. A GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. A GMAB is an embedded derivative, and as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the statements of income. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components selected by the contract holder, do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under SFAS 133. See Note 2(c).

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

QUANTITATIVE DISCLOSURE

Fair Value Hedges

During the years ended December 31, 2004, 2003 and 2002, a net loss of $11.3 million, a net gain of $4.2 million and a net gain of $7.1 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2004, 2003 and 2002, the ineffective portion of cash flow hedges was a net gain of $1.0 million, a net loss of $5.4 million and a net gain of $1.8 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

The Company anticipates reclassifying less than $0.5 million in losses out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2004, 2003 and 2002, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2004, 2003 and 2002 included a net gain of $8.1 million, a net gain of $11.8 million and a net loss of $2.2 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2004, 2003 and 2002, a net loss of $5.9 million and net gains of $4.2 million and $120.4 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $5.9 million and $0.9 million and a net loss of $119.6 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)                                                                                          2004                 2003
===================================================================================================================================

Interest rate swaps:
   Pay fixed/receive variable rate swaps hedging investments                                        $ 1,891.5            $ 1,954.7
   Pay variable/receive fixed rate swaps hedging investments                                            152.8                188.2
   Pay variable/receive variable rate swaps                                                             145.0                154.0
   Pay variable/receive fixed rate swaps hedging liabilities                                            275.0                500.0
   Pay variable/receive variable rate swaps hedging liabilities                                         280.0                430.0
   Pay fixed/receive variable rate swaps hedging liabilities                                            275.0                    -
   Other contracts hedging investments                                                                   43.9                 10.0
Cross-currency interest rate swaps:
    Hedging foreign currency denominated investments                                                    400.9                580.1
    Hedging foreign currency denominated liabilities                                                  2,028.8              2,643.9
Credit default swaps and other non-hedging instruments                                                  836.0                832.5
Equity option contracts                                                                                 190.9                    -
Futures contracts                                                                                       387.0              2,615.8
-----------------------------------------------------------------------------------------------------------------------------------
       Total                                                                                        $ 6,906.8            $ 9,909.2
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(7)  INVESTMENTS

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

                                                                                            GROSS           GROSS
                                                                         AMORTIZED       UNREALIZED      UNREALIZED       ESTIMATED
(in millions)                                                               COST            GAINS          LOSSES        FAIR VALUE
===================================================================================================================================
===================================================================================================================================
December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations                                                $ 81.1          $ 13.9           $ 0.1          $ 94.9
   Agencies not backed by the full faith and credit
     of the U. S. Government1                                              1,101.0            81.6             1.0         1,181.6
   Obligations of states and political subdivisions                          246.8             3.1             2.7           247.2
   Debt securities issued by foreign governments                              41.6             2.7             0.1            44.2
   Corporate securities
      Public                                                              10,192.0           448.9            26.4        10,614.5
      Private                                                              6,633.6           342.9            24.1         6,952.4
   Mortgage-backed securities - U.S. Government-backed                     4,628.8            59.5            16.3         4,672.0
   Asset-backed securities                                                 3,783.8            87.7            26.3         3,845.2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                  26,708.7         1,040.3            97.0        27,652.0
Equity securities                                                             37.7            10.5             0.1            48.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                         $ 26,746.4       $ 1,050.8          $ 97.1       $27,700.1
===================================================================================================================================
===================================================================================================================================

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                $ 1,042.5          $ 61.0           $ 1.9       $ 1,101.6
   Obligations of states and political subdivisions                          167.6             1.0             5.2           163.4
   Debt securities issued by foreign governments                              51.8             2.0             0.8            53.0
   Corporate securities
      Public                                                              10,000.0           503.7            26.2        10,477.5
      Private                                                              6,454.2           469.1            25.3         6,898.0
   Mortgage-backed securities - U.S. Government-backed                     3,990.1            73.9            21.8         4,042.2
   Asset-backed securities                                                 4,144.0           129.0            61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                  25,850.2         1,239.7           143.1        26,946.8
Equity securities                                                             74.0            11.8             0.2            85.6
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                         $ 25,924.2       $ 1,251.5         $ 143.3      $ 27,032.4
===================================================================================================================================
===================================================================================================================================

---------
1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2004. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                 AMORTIZED            ESTIMATED
(in millions)                                                                                      COST              FAIR VALUE
====================================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                           $ 1,354.4            $ 1,375.3
   Due after one year through five years                                                               7,289.8              7,607.0
   Due after five years through ten years                                                              6,807.0              7,150.5
   Due after ten years                                                                                 2,844.9              3,002.0
------------------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                              18,296.1             19,134.8
    Mortgage-backed securities - U.S. Government-backed                                                4,628.8              4,672.0
    Asset-backed securities                                                                            3,783.8              3,845.2
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                               $ 26,708.7           $ 27,652.0
====================================================================================================================================

The following table presents the components of unrealized gains on securities available-for-sale, net, as of December 31:

(in millions)                                                                                           2004                2003
==================================================================================================================================

Net unrealized gains, before adjustments and taxes                                                    $ 953.7           $ 1,108.2
Adjustment to DAC                                                                                      (144.6)             (243.7)
Adjustment to future policy benefits and claims                                                        (121.6)             (110.6)
Deferred federal income tax                                                                            (240.6)             (264.2)
----------------------------------------------------------------------------------------------------------------------------------
   Net unrealized gains                                                                               $ 446.9             $ 489.7
==================================================================================================================================

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                             2004                 2003                2002
===============================================================================================================================

   Fixed maturity securities                                        $             (153.3)  $            61.9               625.5
   Equity securities                                                                (1.2)               12.4               (11.8)

-------------------------------------------------------------------------------------------------------------------------------
     Net change                                                     $             (154.5)  $            74.3               613.7
===============================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

                                                LESS THAN OR EQUAL                  MORE                 TOTAL
                                                    TO ONE YEAR                THAN ONE YEAR
                                          -----------------------------------------------------------------------------------------
                                                              GROSS                        GROSS                         GROSS
                                           ESTIMATED       UNREALIZED    ESTIMATED      UNREALIZED     ESTIMATED       UNREALIZED
(in millions)                              FAIR VALUE        LOSSES      FAIR VALUE       LOSSES      FAIR VALUE         LOSSES
===================================================================================================================================

December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations                                 $ 5.7           $ 0.1        $ 0.2             $ -         $ 5.9           $ 0.1
   Agencies not backed by the full faith
     and credit of the U.S. Government1           179.9             1.0            -               -         179.9             1.0
   Obligations of states and
     political subdivisions                        68.6             0.5         52.7             2.2         121.3             2.7
   Debt securities issued by foreign
     governments                                      -               -          7.5             0.1           7.5             0.1
   Corporate securities
      Public                                    1,522.3            17.9        291.5             8.5       1,813.8            26.4
      Private                                     994.2            16.3        184.2             7.8       1,178.4            24.1
   Mortgage-backed securities - U.S.                                                                                             -
     Government-backed                          1,271.5            10.5        225.1             5.8       1,496.6            16.3
   Asset-backed securities                        728.0            15.4        229.3            10.9         957.3            26.3
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities        4,770.2            61.7        990.5            35.3       5,760.7            97.0
Equity securities                                   0.7             0.1            -               -           0.7             0.1
-----------------------------------------------------------------------------------------------------------------------------------
            Total                              $4,770.9          $ 61.8      $ 990.5          $ 35.3      $5,761.4          $ 97.1
===================================================================================================================================
% of gross unrealized losses                                        64%                          36%

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and
    obligations of U.S. Government
     corporations and agencies                  $ 154.4           $ 1.9          $ -             $ -       $ 154.4           $ 1.9
   Obligations of states and
     political subdivisions                       123.4             5.2            -               -         123.4             5.2
   Debt securities issued by foreign
     governments                                   19.9             0.8            -               -          19.9             0.8
   Corporate securities
      Public                                    1,236.7            24.5         31.7             1.7       1,268.4            26.2
      Private                                     832.3            21.4         49.1             3.9         881.4            25.3
   Mortgage-backed securities - U.S.
     Government-backed                            984.9            21.7          5.3             0.1         990.2            21.8
   Asset-backed securities                        787.0            36.2        260.4            25.7       1,047.4            61.9
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities        4,138.6           111.7        346.5            31.4       4,485.1           143.1
Equity securities                                   6.2             0.1          2.0             0.1           8.2             0.2
-----------------------------------------------------------------------------------------------------------------------------------
            Total                             $ 4,144.8         $ 111.8      $ 348.5          $ 31.5     $ 4,493.3         $ 143.3
===================================================================================================================================
% of gross unrealized losses                                      78.0%                        22.0%


---------
1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Proceeds from the sale of securities available-for-sale during 2004, 2003 and 2002 were $2.49 billion, $2.22 billion and $1.53 billion, respectively. During 2004, gross gains of $61.5 million ($104.0 million and $42.0 million in 2003 and 2002, respectively) and gross losses of $8.7 million ($27.6 million and $16.6 million in 2003 and 2002, respectively) were realized on those sales.

The Company had $18.0 million and $27.2 million of real estate investments as of December 31, 2004 and 2003, respectively, that were non-income producing during the preceding twelve months.

Real estate is presented at cost less accumulated depreciation of $20.9 million as of December 31, 2004 ($22.4 million as of December 31, 2003). The carrying value of real estate held for disposal totaled $2.8 million and $10.5 million as of December 31, 2004 and 2003, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $30.0 million as of December 31, 2004 ($46.3 million as of December 31, 2003), for which the related valuation allowance was $7.6 million ($3.9 million as of December 31, 2003). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2004, the average recorded investment in impaired mortgage loans on real estate was $10.0 million ($15.4 million in 2003). Interest income recognized on those loans, which is recognized when received using the cash basis method of income recognition, totaled $1.6 million in 2004 ($3.3 million in 2003).

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)                                                          2004                2003               2002
=========================================================================================================================

Allowance, beginning of period                                    $           29.1    $           43.4   $          42.9
Net additions (reductions) charged (credited) to allowance                     4.2               (14.3)              0.5
-------------------------------------------------------------------------------------------------------------------------
   Allowance, end of period                                       $           33.3    $           29.1   $          43.4
=========================================================================================================================


During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes net realized losses on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)                                                                       2004               2003              2002
===================================================================================================================================
===================================================================================================================================

Realized gains on sales, net of hedging losses:
   Fixed maturity securities available-for-sale                                         $ 57.5            $ 98.5            $ 42.0
   Hedging losses on fixed maturity sales                                                (15.2)            (42.4)            (36.2)
   Equity securities available-for-sale                                                    4.0               5.5                 -
   Real estate                                                                             3.7               4.2              14.0
   Mortgage loans on real estate                                                          10.7               3.0               3.2
   Mortgage loan hedging losses                                                           (4.0)             (2.4)             (1.2)
   Other                                                                                   8.3                 -               0.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total realized gains on sales                                                       65.0              66.4              21.9
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
   Fixed maturity securities available-for-sale                                           (7.8)            (27.2)            (15.7)
   Hedging gains on fixed maturity sales                                                   3.7               9.2              10.7
   Equity securities available-for-sale                                                   (0.9)             (0.4)             (0.9)
   Real estate                                                                            (1.2)             (0.3)             (3.0)
   Mortgage loans on real estate                                                          (6.8)             (5.0)             (3.3)
   Mortgage loan hedging gains                                                             2.2               0.5               0.9
   Other                                                                                  (1.9)             (2.0)             (1.0)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total realized losses on sales                                                     (12.7)            (25.2)            (12.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Other-than-temporary and other investment impairments:

   Fixed maturity securities available-for-sale                                          (79.7)           (159.4)           (111.6)
   Equity securities available-for-sale                                                   (0.6)             (8.0)                -
   Real estate                                                                            (3.2)             (0.8)             (2.4)
   Mortgage loans on real estate, including valuation allowance adjustment                (7.1)             11.7              (6.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total other-than-temporary and other investment impairments                        (90.6)           (156.5)           (120.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Credit default swaps                                                                       0.3              13.3              (6.4)
Periodic net coupon settlements on non-qualifying derivatives                              6.6              15.6               8.9
Other derivatives                                                                         (5.0)              1.2               9.5
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total unrelated parties                                                            (36.4)            (85.2)            (98.7)
Gain on sale of limited partnership - related parties                                        -                 -              23.2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized losses on investments, hedging
           instruments and hedged items                                                $ (36.4)          $ (85.2)          $ (75.5)
===================================================================================================================================
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)                                                                              2004           2003            2002
===================================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                               $1,461.9      $ 1,453.1       $ 1,332.5
   Equity securities                                                                            1.2            1.4             1.9
Mortgage loans on real estate                                                                 577.4          579.7           563.8
Real estate                                                                                    17.9           21.7            26.8
Short-term investments                                                                          8.9            9.3            12.6
Derivatives                                                                                   (94.3)        (107.2)          (85.2)
Other                                                                                          78.4           64.8            31.0
-----------------------------------------------------------------------------------------------------------------------------------
      Gross investment income                                                               2,051.4        2,022.8         1,883.4
Less investment expenses                                                                       50.9           49.7            50.5
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income                                                                $2,000.5      $ 1,973.1       $ 1,832.9
===================================================================================================================================

Fixed maturity securities with an amortized cost of $52.3 million and $7.8 million as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2004 and 2003, the Company had pledged fixed maturity securities with a fair value of $51.4 million and $101.2 million, respectively, as collateral to various derivative counterparties.

As of December 31, 2004 and 2003, the Company had received $874.2 million and $976.6 million, respectively, of cash collateral on securities lending and $415.7 million and $544.5 million, respectively, of cash for derivative collateral. As of December 31, 2004, the Company had received $191.8 million of non-cash collateral on securities lending. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2004 and 2003, the Company had loaned securities with a fair value of $1.04 billion and $958.1 million, respectively. The Company also held $222.5 million and $163.0 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2004 and 2003, respectively.

(8)  DEFERRED POLICY ACQUISITION COSTS

As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

Therefore, in 2002, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Investments - $213.4 million, Retirement Plans
- $7.8 million and Individual Protection - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, resetting the assumption for annual net separate account growth to 8% during the three-year reversion period for all investment products and variable life insurance products, and increasing the future lapses and costs related to GMDB on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(9)  VARIABLE ANNUITY CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; and (3) GMIB.

The GMDB provides a specified minimum return upon death. Many, but not all, of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. The Company offers six primary GMDB types:

     o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums." There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

     o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

     o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary - evaluated monthly; annual - evaluated annually; and five-year - evaluated every fifth year.

     o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

     o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

     o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

     o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

     o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

     o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:


                                         DECEMBER 31, 2004                             December 31, 2003
                                         --------------------------------------------  -------------------------------------------
                                         --------------------------------------------  -------------------------------------------
                                            ACCOUNT      NET AMOUNT     WTD. AVG.         Account      Net amount     Wtd. avg.
(in millions)                                VALUE        AT RISK1     ATTAINED AGE        value        at risk1    attained age
==================================================================================================================================
==================================================================================================================================

GMDB:
   Return of premium                          $ 9,675.4        $ 54.1             59       $ 9,700.4        $ 199.8            56
   Reset                                       17,315.9         153.2             62        17,021.2          569.4            61
   Ratchet                                      9,621.0          42.3             64         7,793.4          140.9            63
   Rollup                                         638.6           9.7             68           647.7           22.2            68
   Combo                                        2,519.9          19.2             67         2,128.7           39.6            67
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Subtotal                                  39,770.8         278.5             62        37,291.4          971.9            61
   Earnings enhancement                           310.1          18.0             60           314.1           10.9            59
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Total - GMDB                             $40,080.9       $ 296.5             62      $ 37,605.5        $ 982.8            61
==================================================================================================================================
==================================================================================================================================

GMAB:
  5 Year                                        $ 460.6         $ 0.1            N/A          $ 79.9          $ 0.1           N/A
  7 Year                                          568.4             -            N/A           125.5            0.4           N/A
  10 Year                                         304.0             -            N/A            43.4            0.1           N/A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Total - GMAB                             $ 1,333.0         $ 0.1            N/A         $ 248.8          $ 0.6           N/A
==================================================================================================================================
==================================================================================================================================

GMIB2:
  Ratchet                                       $ 437.7           $ -            N/A         $ 416.6            $ -           N/A
  Rollup                                        1,188.2             -            N/A         1,131.9              -           N/A
  Combo                                             1.0             -            N/A             1.1              -           N/A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Total - GMIB                            $ 1,626.9           $ -            N/A       $ 1,549.6            $ -           N/A
==================================================================================================================================
==================================================================================================================================

----------

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company's general account for the years indicated:

(in millions)                                                     GMDB             GMAB            GMIB             TOTAL
==============================================================================================================================

Balance as of December 31, 2002                                      $ 13.7              $ -             $ -           $ 13.7
Expense provision                                                      30.0                -               -             30.0
Net claims paid                                                       (21.9)               -               -            (21.9)
Value of new business sold                                                -              4.7               -              4.7
   Change in fair value                                                   -             (0.4)              -             (0.4)
------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                        21.8              4.3               -             26.1
Expense provision                                                      25.0                -             0.8             25.8
Net claims paid                                                       (23.2)               -               -            (23.2)
Value of new business sold                                                -             24.7               -             24.7
Change in fair value                                                      -             (8.4)              -             (8.4)
------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                                      $ 23.6           $ 20.6           $ 0.8           $ 45.0
==============================================================================================================================


The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

                                                                                                      DECEMBER 31,    December 31,
(in millions)                                                                                             2004            2003
====================================================================================================================================

Mutual funds:
   Bond                                                                                                   $ 4,136.8       $ 4,370.7
   Domestic equity                                                                                         27,402.4        24,612.9
   International equity                                                                                     1,831.3         1,508.4
------------------------------------------------------------------------------------------------------------------------------------
      Total mutual funds                                                                                   33,370.5        30,492.0
Money market funds                                                                                          1,313.6         1,620.3
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                              $ 34,684.1      $ 32,112.3
====================================================================================================================================

The Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2004 and December 31, 2003 (except where noted otherwise):

o Data used was based on a combination of historical numbers and future projections involving 50 and 250 stochastically generated economic scenarios as of December 31, 2004 and 2003, respectively

o    Mean gross equity performance - 8.1%

o    Equity volatility - 18.7%

o    Mortality - 100% of Annuity 2000 table

o    Asset fees - equivalent to mutual fund and product loads

o    Discount rate - 8.0%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Lapse rate assumptions vary by duration as shown below:

DURATION (YEARS)                  1         2         3         4         5         6         7         8         9         10+
-----------------------------------------------------------------------------------------------------------------------------------

Minimum                           4.50%     5.50%     6.50%     8.50%    10.50%    10.50%    10.50%    17.50%     17.50%    17.50%
MAXIMUM                           4.50%     8.50%    11.50%    17.50%    22.50%    22.50%    22.50%    22.50%     22.50%    19.50%


GMABs are considered embedded derivatives under SFAS 133, as amended, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

(10) SHORT-TERM DEBT

The following table summarizes short-term debt as of December 31:

(in millions)                                                                                      2004                2003
===================================================================================================================================

$800.0 million commercial paper program                                                                $ 134.7             $ 199.8
$350.0 million securities lending program facility                                                        47.7                   -
$250.0 million securities lending program facility                                                        32.6                   -
-----------------------------------------------------------------------------------------------------------------------------------
Total short-term debt                                                                                  $ 215.0             $ 199.8
===================================================================================================================================



The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and Nationwide Mutual Insurance Company
(NMIC) with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.29 billion and NLIC maintain statutory surplus in excess of $1.56 billion. The Company had no amounts outstanding under this agreement as of December 31, 2004. NLIC also has an $800.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 270 days or less. NLIC is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $134.7 million and $199.8 million in commercial paper outstanding as of December 31, 2004 and 2003, respectively, at a weighted average effective interest rate of 2.14% in 2004 and 1.07% in 2003.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. These loans are collateral for the facility. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $47.7 million outstanding under this agreement as of December 31, 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In addition to the agreement described above, NMIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. These loans are collateral for the facility. Because NLIC has a variable interest in the profits from the securitization of these loans, NLIC consolidates the assets and liabilities associated with these loans and the corresponding borrowings in accordance with FIN 46R. The maximum amount available under the agreement is $250.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NMIC had $32.6 million outstanding under this agreement as of December 31, 2004.

The Company paid interest on short-term debt totaling $3.6 million, $1.3 million and $0.7 million in 2004, 2003 and 2002, respectively, including less than $0.1 million, $0.1 million and $0.5 million to NFS in 2004, 2003 and 2002, respectively.

(11) LONG-TERM DEBT

The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)                                                                                      2004                 2003
====================================================================================================================================

8.15% surplus note, due June 27, 2032                                                                  $ 300.0              $ 300.0
7.50% surplus note, due December 17, 2031                                                                300.0                300.0
6.75% surplus note, due December 23, 2033                                                                100.0                100.0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                                $ 700.0              $ 700.0
====================================================================================================================================

The Company made interest payments to NFS on surplus notes totaling $50.7 million in 2004, $47.1 million in 2003 and $30.1 million in 2002. Payments of interest and principal under the notes require the prior approval of the ODI.

(12) FEDERAL INCOME TAX

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS becomes eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)                                                                                2004                 2003
==============================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 715.5              $ 594.8
   Derivatives                                                                                         -                 11.7
   Other                                                                                           117.0                104.4
------------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax assets                                                                    832.5                710.9
   Less valuation allowance                                                                         (7.0)                (7.0)
------------------------------------------------------------------------------------------------------------------------------
      Deferred tax assets, net of valuation allowance                                              825.5                703.9
------------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       318.2                390.0
   Equity securities and other investments                                                          20.9                 42.7
   Deferred policy acquisition costs                                                               908.1                840.8
   Derivatives                                                                                      31.2                    -
   Other                                                                                           101.9                 88.1
------------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax liabilities                                                             1,380.3              1,361.6
---------------------------------------------------------------------------------------------------------  -------------------
         Net deferred tax liability                                                              $ 554.8              $ 657.7
==============================================================================================================================

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2004, 2003 and 2002.

The Company's current federal income tax liability was $145.3 million and $106.3 million as of December 31, 2004 and 2003, respectively.

The following table summarizes federal income tax expense attributable to income from continuing operations before the cumulative effect of adoption of accounting principles for the years ended December 31:

(in millions)                                                          2004                2003               2002
=========================================================================================================================

Current                                                                   $ 181.5             $ 106.7             $ 63.7
Deferred                                                                    (61.5)              (10.5)             (55.0)
-------------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                $ 120.0              $ 96.2              $ 8.7
=========================================================================================================================


The customary relationship between federal income tax expense and pre-tax income from continuing operations before the cumulative effect of adoption of accounting principles did not exist in 2002. This was because of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see Note 8), which was calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


Total federal income tax expense for the years ended December 31, 2004, 2003 and 2002 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and the cumulative effect of adoption of accounting principles as follows:

                                                               2004                     2003                     2002
                                                           -----------------------  -----------------------  -----------------------
                                                           -----------------------  -----------------------  -----------------------
(in millions)                                                 AMOUNT         %         Amount         %         Amount         %
====================================================================================================================================
====================================================================================================================================

Computed (expected) tax expense                                  $ 187.2     35.0         $ 152.0     35.0          $ 59.3     35.0
Tax exempt interest and dividends                                  (47.2)    (8.8)          (45.7)   (10.5)          (38.9)   (22.9)
  received deduction
Income tax credits                                                  (9.7)    (1.8)          (10.8)    (2.5)          (12.7)    (7.5)
Release of Phase III tax liability                                  (5.1)    (1.0)              -        -               -        -
Other, net                                                          (5.2)    (1.0)            0.7      0.1             1.0      0.5
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total                                                            $ 120.0     22.4          $ 96.2     22.1           $ 8.7      5.1
====================================================================================================================================
====================================================================================================================================

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC has the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004 (see "Release of Phase III tax liability" above). The Jobs Creation Act of 2004 had no other significant impact on the Company's tax position.

Total federal income tax paid was $142.3 million, $176.2 million and $71.0 million during the years ended December 31, 2004, 2003 and 2002, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified for inclusion in the NMIC consolidated federal income tax return.

(13) SHAREHOLDERS' EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

The statutory capital and surplus of NLIC as of December 31, 2004 and 2003 was $2.39 billion and $2.23 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2004, 2003 and 2002 was $317.7 million, $444.4 million and $92.5 million, respectively.

The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. As of January 1, 2005, based on statutory financial results as of and for the year ended December 31, 2004, NLIC could pay dividends totaling $192.7 million without obtaining prior approval. On March 1, 2005, NLIC paid a $25.0 million dividend to NFS.

In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(14) COMPREHENSIVE INCOME

Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder's equity that bypass net income (other comprehensive income or loss). The following table summarizes the Company's other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)                                                                     2004                2003               2002
====================================================================================================================================

Net unrealized (losses) gains on securities available-for-sale arising during the period:
   Gross unrealized (losses) gains                                                  $ (182.0)            $ (16.7)           $ 527.5
   Adjustment to deferred policy acquisition costs                                      99.1                56.9             (205.7)
   Adjustment to future policy benefits and claims                                     (11.0)               22.6             (133.2)
   Related federal income tax benefit (expense)                                         33.3               (22.4)             (66.0)
------------------------------------------------------------------------------------------------------------------------------------
      Net unrealized (losses) gains                                                    (60.6)               40.4              122.6
------------------------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
   Gross unrealized losses                                                              27.5                91.0               86.2
   Related federal income tax benefit                                                   (9.6)              (31.8)             (30.2)
------------------------------------------------------------------------------------------------------------------------------------
      Net reclassification adjustment                                                   17.9                59.2               56.0
------------------------------------------------------------------------------------------------------------------------------------

      Other comprehensive (loss) income on securities available-for-                   (42.7)               99.6              178.6
        sale
------------------------------------------------------------------------------------------------------------------------------------

Accumulated net holding (losses) gains on cash flow hedges:
   Gross unrealized holding (losses) gains                                             (47.4)              (40.9)              16.9
   Related federal income tax benefit (expense)                                         16.6                14.3               (5.9)
------------------------------------------------------------------------------------------------------------------------------------
      Other comprehensive (loss) income on cash flow hedges                            (30.8)              (26.6)              11.0
------------------------------------------------------------------------------------------------------------------------------------

      Total other comprehensive (loss) income                                        $ (73.5)             $ 73.0            $ 189.6
====================================================================================================================================

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(15) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

The Company, together with other affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Most participants are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if it is of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

Pension costs charged to operations by the Company during the years ended December 31, 2004, 2003 and 2002 were $13.7 million, $13.2 million and $10.0 million, respectively. The Company recorded prepaid pension assets of $14.6 million and $7.7 million as of December 31, 2004 and 2003, respectively.

In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than 3% through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

The Company's accrued postretirement benefit expense as of December 31, 2004 and 2003 was $49.3 million and $50.5 million, respectively. The net periodic benefit cost for the Company's postretirement benefit plan as a whole was $1.1 million, $1.1 million and $3.5 million for 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following tables summarizes information regarding the funded status of the Company's pension plan as a whole and the postretirement benefit plan as a whole, both of which are U.S. plans, as of the years ended December 31:

                                                                             PENSION BENEFITS            POSTRETIREMENT BENEFITS
                                                                       -----------------------------  ------------------------------
                                                                       -----------------------------  ------------------------------
(in millions)                                                              2004            2003           2004            2003
====================================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                                    $ 2,457.0      $ 2,236.2        $ 306.8          $ 269.7
Service cost                                                                   121.8          104.0            9.2              9.9
Interest cost                                                                  134.0          131.7           17.5             19.5
Participant contributions                                                          -              -            4.1              4.2
Plan amendment                                                                     -            1.6          (13.3)               -
Actuarial loss (gain)                                                          125.7           85.1          (10.1)            (2.8)
Benefits paid                                                                 (105.4)        (101.6)         (22.3)           (20.4)
Impact of plan merger                                                              -              -              -             26.7
------------------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                                            2,733.1        2,457.0          291.9            306.8
------------------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                               2,242.4        1,965.0          127.5            106.9
Actual return on plan assets                                                   187.3          265.4            6.2             16.5
Employer contributions1                                                        130.0          113.6           20.1             20.3
Participant contributions                                                          -              -            4.1              4.2
Benefits paid1                                                                (105.4)        (101.6)         (22.3)           (20.4)
------------------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                                     2,454.3        2,242.4          135.6            127.5
------------------------------------------------------------------------------------------------------------------------------------

Funded status                                                                 (278.8)        (214.6)        (156.3)          (179.3)
Unrecognized prior service cost                                                 25.8           30.3         (103.0)          (103.3)
Unrecognized net loss                                                          298.2          192.1           48.0             56.9
Unrecognized net asset at transition                                            (1.2)          (2.5)             -                -
------------------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                                           $ 44.0          $ 5.3       $ (211.3)        $ (225.7)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                                             $ 2,271.6      $ 2,020.2            N/A              N/A
====================================================================================================================================

1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

As a result of the 2004 postretirement health plan change, the effect of a 1% increase or decrease in the assumed health care cost trend rate on the accumulated postretirement benefit obligation (APBO) as a whole as of December 31, 2004 is $1.7 million. There is no effect on the service and interest cost for the year because health care cost trend had no material effect on plan liabilities or expense prior to the plan change at the end of 2004. Prior to 2004, the postretirement health plan costs approximated the employer dollar caps, and the health care cost trend had an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a 1% increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the net periodic benefit cost for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3% per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy, and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

The plan sponsor and all participating employers, including the Company, expect to contribute $125.0 million to the pension plan and $18.0 million to the postretirement benefit plan in 2005.

The following table summarizes benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

                                                                                           PENSION           POSTRETIREMENT
(in millions)                                                                              BENEFITS             BENEFITS
------------------------------------------------------------------------------------------------------------------------------

2005                                                                                             $ 110.2               $ 23.7
2006                                                                                               112.0                 20.6
2007                                                                                               114.4                 20.1
2008                                                                                               117.6                 19.6
2009                                                                                               125.1                 19.1
2010-2014                                                                                          761.5                107.7
------------------------------------------------------------------------------------------------------------------------------

The following table summarizes the weighted average assumptions used to calculate the benefit obligations and funded status of the Company's pension plan as a whole and the postretirement benefit plan as a whole as of the December 31 measurement date for all plans:

                                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                                        ----------------------------  -----------------------------
                                                                        ----------------------------  -----------------------------
                                                                            2004           2003           2004           2003
===================================================================================================================================
===================================================================================================================================

Discount rate                                                                  5.00%          5.50%          5.70%           6.10%
Rate of increase in future compensation levels                                 3.50%          4.00%              -               -
Assumed health care cost trend rate:
Initial rate                                                                       -              -           10%1         11.00%1
Ultimate rate                                                                      -              -          5.2%1          5.20%1
Declining period                                                                   -              -       10 YEARS        11 Years
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

------------

1 The 2004 initial rate was 11.0% for participants over age 65, with an ultimate rate of 5.7%, and the 2003 initial rate was 12.0% for participants over age 65, with an ultimate rate of 5.6%.

The pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified U.S. investment grade bonds, diversified high-yield U.S. securities, international fixed income, emerging markets and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the asset allocation for the Company's pension plan as a whole at the end of 2004 and 2003 and the target allocation for 2005, by asset category:

                                                                                 TARGET
                                                                         ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
                                                                                                              AT END OF
                                                                        -------------------------  -------------------------------
                                                                        -------------------------  -------------------------------
Asset Category                                                                    2005                  2004            2003
==================================================================================================================================
==================================================================================================================================

Equity securities                                                               40 - 65%                      48%             45%
Debt securities                                                                 25 - 50%                      52%             55%
Real estate                                                                      0 - 10%                        -               -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                           -                         100%            100%
==================================================================================================================================
==================================================================================================================================

The postretirement benefit plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan investments for retiree life insurance benefits generally include a retiree life insurance contract issued by NLIC. For retiree medical liabilities, plan investments include both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified U.S. equities. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

The following table summarizes the asset allocation for the Company's postretirement benefit plan as a whole at the end of 2004 and 2003 and the target allocation for 2005, by asset category:

                                                                               TARGET
                                                                       ALLOCATION PERCENTAGE         PERCENTAGE OF PLAN ASSETS
                                                                                                              AT END OF
                                                                     ---------------------------  ---------------------------------
                                                                     ---------------------------  ---------------------------------
Asset Category                                                                  2005                   2004              2003
===================================================================================================================================
===================================================================================================================================

Equity securities                                                             50 - 80%                        60%              59%
Debt securities                                                               20 - 50%                        35%              35%
Other                                                                          0 - 10%                         5%               6%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                         -                           100%             100%
===================================================================================================================================
===================================================================================================================================

The following table summarizes the components of net periodic benefit cost for the Company's pension plan as a whole for the years ended December 31:

(in millions)                                                                               2004           2003           2002
===================================================================================================================================

Service cost                                                                                 $ 121.8        $ 104.0        $ 103.3
Interest cost                                                                                  134.0          131.7          135.6
Expected return on plan assets                                                                (167.7)        (156.7)        (178.6)
Recognized net actuarial loss                                                                      -            0.1              -
Amortization of prior service cost                                                               4.5            4.5            4.4
Amortization of unrecognized transition asset                                                   (1.3)          (1.3)          (1.3)
-----------------------------------------------------------------------------------------------------------------------------------
   Net periodic benefit cost                                                                  $ 91.3         $ 82.3         $ 63.4
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the weighted average assumptions used to calculate the Company's net periodic pension cost, set at the beginning of each year, for the pension plan as a whole:

                                                                                            2004           2003           2002
===================================================================================================================================

Discount rate                                                                              5.50%          6.00%          6.50%
Rate of increase in future compensation levels                                             4.00%          4.50%          4.75%
Expected long-term rate of return on plan assets                                           7.25%          7.75%          8.25%
-----------------------------------------------------------------------------------------------------------------------------------


The Company employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run, called a risk premium. Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

The following table summarizes the components of net periodic benefit cost for the Company's postretirement benefit plan as a whole for the years ended December 31:

(in millions)                                                                         2004           2003           2002
=============================================================================================================================

Service cost                                                                             $ 9.2          $ 9.9         $ 13.2
Interest cost                                                                             17.5           19.5           22.5
Expected return on plan assets                                                            (8.9)          (8.0)          (9.2)
Recognized net actuarial loss                                                                -              -            0.6
Net amortization and deferral                                                            (12.1)          (9.9)          (0.5)
-----------------------------------------------------------------------------------------------------------------------------
   Net periodic benefit cost                                                             $ 5.7         $ 11.5         $ 26.6
=============================================================================================================================

The following table summarizes the weighted average assumptions used to calculate the Company's net periodic benefit cost, set at the beginning of each year, for the postretirement benefit plan as a whole:

                                                                                      2004           2003           2002
=============================================================================================================================

Discount rate                                                                            6.10%          6.60%          7.25%
Expected long-term rate of return on plan assets                                         7.00%          7.50%          7.75%
Assumed health care cost trend rate:
   Initial rate                                                                           11%1         11.3%1         11.00%
   Ultimate rate                                                                         5.2%1          5.7%1          5.50%
   Declining period                                                                   11 YEARS       11 Years        4 Years
-----------------------------------------------------------------------------------------------------------------------------

----------

1 The 2004 initial rate was 11.0% for participants over 65, with an ultimate rate of 5.7%, and the 2003 initial rate was 12.0% for participants over age 65, with an ultimate rate of 5.6%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.8 million, $5.5 million and $5.7 million for 2004, 2003 and 2002, respectively, including $0.5 million related to discontinued operations for 2002.

(16) RELATED PARTY TRANSACTIONS

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations. The nature of the transactions and agreements include annuity and life insurance contracts, reinsurance agreements, cost sharing agreements, administration services agreements, marketing agreements, office space leases, intercompany repurchase agreements and cash management services agreements. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC
(NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2004, 2003 and 2002, the Company made payments to NMIC and NSC totaling $194.6 million, $170.4 million and $135.6 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.75 billion and $5.22 billion as of December 31, 2004 and 2003, respectively. Total revenues from these contracts were $136.5 million, $138.9 million and $143.3 million for the years ended December 31, 2004, 2003 and 2002, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107.9 million, $111.8 million and $114.8 million for the years ended December 31, 2004, 2003 and 2002, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company's customers as investment options in certain of the Company's products. As of December 31, 2004 and 2003, customer allocations to GGI funds totaled $14.06 billion and $12.80 billion, respectively. For the years ended December 31, 2004 and 2003, GGI paid the Company $44.5 million and $38.6 million, respectively, for the distribution and servicing of these funds.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2004, 2003 and 2002 were $335.6 million, $286.7 million and $325.0 million, respectively, while benefits, claims and expenses ceded were $336.0 million, $247.5 million and $328.4 million, respectively.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $23.2 million, $24.8 million and $24.9 million for the years ended December 31, 2004, 2003 and 2002, respectively.

The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2004, 2003 and 2002, the Company made lease payments to NMIC and its subsidiaries of $18.4 million, $17.5 million and $20.2 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2004 and 2003, the Company had no borrowings from affiliated entities under such agreements. During 2004, 2003 and 2002, the most the Company had outstanding at any given time was $227.7 million, $126.0 million and $224.9 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements were immaterial. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $498.4 million and $688.7 million as of December 31, 2004 and 2003, respectively, and are included in short-term investments on the consolidated balance sheets. For each of the years in the three-year period ending December 31, 2004, the Company paid NCMC fees and totaling less than $0.1 million under this agreement.

The Company purchased fixed maturity securities available-for-sale from NFN totaling $829.9 million during the year ended December 31, 2004. NFN recorded gross realized gains of $23.4 million on these transactions.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2004, 2003 and 2002 were $63.1 million, $62.0 million and $50.3 million, respectively.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 12. Beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to NMIC were $37.4 million, $2.4 million and $71.0 million in the years ended December 31, 2004, 2003 and 2002, respectively. Payments made in 2004 and 2003 relate to tax years prior to deconsolidation.

In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

In the first quarter of 2003, NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

On March 1, 2005, NLIC paid a $25.0 million dividend to NFS. In 2004 and 2003, NLIC paid dividends to NFS totaling $125.0 million and $60.0 million, respectively. During 2003, NLIC returned capital totaling $100.0 million to NFS.

In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI. Therefore, the results of operations of NSI have been reflected as discontinued operations for all periods presented. This was a related party transaction and thus was recorded at the $10.0 million carrying value of the underlying components of the transaction rather than at fair value. This amount represents a non-cash transaction that is not reflected in the consolidated statement of cash flows.

In December 2001, NLIC issued to NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued to NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued to NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $50.7 million, $47.1 million and $30.1 million in 2004, 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million, $0.1 million and $0.5 million in 2004, 2003 and 2002, respectively. As of December 31, 2004, there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(17) CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies and state attorneys general for information relating to investigations into these compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, NFS' ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of the Company's litigation matters.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, NLIC filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted NLIC's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and NLIC intends to defend it vigorously.

On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. The Company intends to defend this lawsuit vigorously

On October 31, 2003, NLIC was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or Nationwide Life and Annuity Insurance Company (NLAIC) which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted NLIC's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC intends to defend this lawsuit vigorously.

On May 1, 2003, NLIC was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. The plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. The plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. NLIC's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. The time for further appeal by the plaintiff has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

On August 15, 2001, the Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al
v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that the Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by the Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On July 6, 2004, the Company filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. The Company intends to defend this lawsuit vigorously.

(18) SECURITIZATION TRANSACTIONS

The Company has sold $469.3 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 4.60% to 5.25% over periods ending between 2002 and 2021 and as of December 31, 2004 held guarantee reserves totaling $4.7 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.27 billion. The Company does not anticipate making any payments related to the guarantees.

At the time of the sales, $5.1 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly, and the collateral is released when stabilized. During 2004 and 2003, $0.1 million and $3.1 million of stabilization collateral had been released into income, respectively.

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) VARIABLE INTEREST ENTITIES

As of December 31, 2004, the Company had relationships with 14 VIEs where the Company was the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Tax Credit Funds to third party investors where the Company provides guaranteed returns (see Note 18). Effective January 1, 2004, the Company began applying the provisions of FIN 46R to these entities. FIN 46R did not require the restatement of any prior periods. As such, for periods subsequent to December 31, 2003, the results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities and related income in the accompanying consolidated financial statements.

The net assets of these VIEs totaled $366.4 million as of December 31, 2004. The most significant components of net assets were $32.1 million of mortgage loans on real estate, $401.2 million of other long-term investments, $35.6 million of other assets, $32.6 million of short-term debt, and $116.3 million of other liabilities. The total exposure to loss on these VIEs where the Company is the primary beneficiary was less than $0.1 million as of December 31, 2004. For the mortgage loan VIE, to which the short-term debt relates, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in a number of Tax Credit Funds where the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 8 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $36.3 million as of December 31, 2004.

(20) SEGMENT INFORMATION

Management of the Company views its business primarily based on the underlying products, and this is the basis used for defining its reportable segments. During the second quarter of 2004, the Company reorganized its segment reporting structure and now reports four segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other. The Company has reclassified segment results for all prior periods presented to be consistent with the new reporting structure. The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes and the cumulative effect of adoption of accounting principles, if any, to exclude net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives and realized gains and losses related to securitizations, if any.

The Individual Investments segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products, income products, and advisory services program revenues and expenses. This segment differs from the former Individual Annuity segment due to the addition of the advisory services program results. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

The Retirement Plans segment is comprised of the Company's private- and public-sector retirement plans business. This segment differs from the former Institutional Products segment because it no longer includes the results of the structured products and MTN businesses. The private sector includes IRC Section 401(k) business and the public sector includes IRC Section 457 and Section 401(a) business, both in the form of fixed and variable annuities.

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products, traditional life insurance products and universal life insurance. This segment is unchanged from the former Life Insurance segment. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

The Corporate and Other segment includes certain structured products business, the MTN program, net investment income not allocated to product segments, periodic net coupon settlements on non-qualifying derivatives, unallocated expenses, interest expense on debt, revenue and expenses of the Company's non-insurance subsidiaries not reported in other segments, and realized gains and losses related to securitizations. This segment differs from the former Corporate segment as it now includes results from the structured products and MTN businesses, but no longer includes results from the advisory services program.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the Company's business segment operating results for the years ended December:

                                                        INDIVIDUAL      RETIREMENT       INDIVIDUAL
(in millions)                                          INVESTMENTS         PLANS         PROTECTION
========================================================================================================
2004
REVENUES:
   Net investment income                                     $ 824.8         $ 627.9          $ 327.2
   Other operating revenue                                     591.7           157.0            547.5
   Net realized losses on investments, hedging
     instruments and hedged items1                                 -               -                -
--------------------------------------------------------------------------------------------------------
      Total revenues                                         1,416.5           784.9            874.7
--------------------------------------------------------------------------------------------------------

Benefits and expenses:
   Interest credited to policyholder account values            573.5           435.5            181.5
   Amortization of DAC                                         276.1            39.6             94.4

   Interest expense on debt                                        -               -                -
   Other benefits and expenses                                 346.9           184.5            428.2
--------------------------------------------------------------------------------------------------------
      Total benefits and expenses                            1,196.5           659.6            704.1
--------------------------------------------------------------------------------------------------------

Income from continuing operations before
  federal income tax expense                                   220.0           125.3            170.6
Net realized losses on investments, hedging
  instruments and hedged items1                                    -               -                -
--------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings                             $ 220.0         $ 125.3          $ 170.6
========================================================================================================

--------------------------------------------------------------------------------------------------------
Assets as of period end                                $  52,642.5      $  29,668.7      $  12,932.4
========================================================================================================

2003
REVENUES:
   Net investment income                                     $ 807.9         $ 640.2          $ 324.3
   Other operating revenue                                     517.7           150.0            536.2
   Net realized losses on investments, hedging
     instruments and hedged items1                                 -               -                -
--------------------------------------------------------------------------------------------------------
      Total revenues                                         1,325.6           790.2            860.5
--------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
   Interest credited to policyholder account values            602.5           443.2            185.6
   Amortization of DAC                                         228.4            45.6            101.9
   Interest expense on debt                                        -               -                -
   Other benefits and expenses                                 328.4           178.9            423.0
--------------------------------------------------------------------------------------------------------
      Total benefits and expenses                            1,159.3           667.7            710.5
--------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
  federal income tax expense                                   166.3           122.5            150.0
Net realized losses on investments, hedging
  instruments and hedged items1                                    -               -                -
--------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings                             $ 166.3         $ 122.5          $ 150.0
========================================================================================================

--------------------------------------------------------------------------------------------------------
Assets as of period end                                $     49,419.2   $     29,226.9   $     11,286.6
========================================================================================================

 CORPORATE
 AND OTHER                TOTAL
=================================

        $ 220.6        $ 2,000.5
           15.8          1,312.0

          (43.0)           (43.0)
---------------------------------
          193.4          3,269.5
---------------------------------

           86.7          1,277.2
              -            410.1
           59.3             59.3
           28.3            987.9
---------------------------------
          174.3          2,734.5
---------------------------------

           19.1            535.0
                  ===============

           43.0
------------------
 $         62.1
==================

---------------------------------
 $  10,714.3       $105,957.9
=================================

        $ 200.7        $ 1,973.1
           28.4          1,232.3

         (100.8)          (100.8)
---------------------------------
          128.3          3,104.6
---------------------------------

           77.9          1,309.2
              -            375.9
           48.4             48.4
            6.4            936.7
---------------------------------
          132.7          2,670.2
---------------------------------

           (4.4)         $ 434.4
                  ===============

          100.8
------------------
$          96.4
==================

---------------------------------
 $     10,695.0      $ 100,627.7
=================================

1    Excluding periodic net coupon settlements on non-qualifying derivatives.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

                                                       INDIVIDUAL       RETIREMENT      INDIVIDUAL        CORPORATE
(in millions)                                         INVESTMENTS         PLANS         PROTECTION        AND OTHER         TOTAL
====================================================================================================================================
====================================================================================================================================
2002
REVENUES:
   Net investment income                                   $ 668.5        $ 648.5         $ 328.6          $ 187.3        $ 1,832.9
   Other operating revenue                                   526.2          169.8           537.7             17.6          1,251.3
   Net realized losses on investments, hedging
     instruments and hedged items1                               -              -               -            (84.4)           (84.4)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total revenues                                       1,194.7          818.3           866.3            120.5          2,999.8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
   Interest credited to policyholder account values          505.9          460.7           186.4             91.4          1,244.4
   Amortization of DAC                                       528.2           53.7            88.2                -            670.1
   Interest expense on debt                                      -              -               -             36.0             36.0
   Other benefits and expenses                               285.6          167.8           420.2              6.2            879.8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total benefits and expenses                          1,319.7          682.2           694.8            133.6          2,830.3
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
  federal income tax expense                                (125.0)         136.1           171.5            (13.1)         $ 169.5
                                                                                                                     ===============
                                                                                                                     ===============
Net realized losses on investments, hedging
  instruments and hedged items1                                  -              -               -             84.4
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings (loss)                   $ (125.0)       $ 136.1         $ 171.5           $ 71.3
=====================================================================================================================
=====================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                 $ 40,994.0     $ 26,182.4       $ 9,704.2        $ 9,142.0       $ 86,022.6
====================================================================================================================================
====================================================================================================================================


----------

1    Excluding periodic net coupon settlements on non-qualifying derivatives.